33' Act File No. 333-43671
                                                       40' Act File No. 811-8301

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933                      |_|

     PRE-EFFECTIVE AMENDMENT NO. ___                               |_|


     POST-EFFECTIVE AMENDMENT NO. 17                               |X|


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    |_|


  AMENDMENT NO. 17                                                 |X|

                        (Check appropriate box or boxes.)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                           (Exact Name of Registrant)
                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111


          PATRICIA R. HATLER, ESQ.               With Copies To:
          SECRETARY                              MICHAEL R. MOSER, ESQ.
          ONE NATIONWIDE PLAZA                   ONE NATIONWIDE PLAZA, 1-09-V3
          COLUMBUS, OHIO 43215-2220              COLUMBUS, OHIO 43215-2220
         (Name and Address of Agent
               for Service)


Approximate Date of Proposed Public Offering:    OCTOBER 29, 2004


It is proposed that this filing will become effective (check appropriate box)


     |_| Immediately upon filing pursuant to paragraph (b)

     |X| On October 29, 2004 pursuant to paragraph (b)

     |_| 60 days after filing pursuant to paragraph (a)(1)

     |_| On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

     |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                       SUPPLEMENT DATED SEPTEMBER 30, 2004

                       TO PROSPECTUS DATED MAY 1, 2004 FOR

     CORPORATE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY

                 THROUGH ITS NATIONWIDE VLI SEPARATE ACCOUNT - 4

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. THE COST OF INSURANCE, ADMINISTRATIVE, ADDITIONAL (INSURANCE) PROTECTION RIDER, AND FOOTNOTE NUMBER SEVEN IN THE TABLE TITLED "PERIODIC CHARGES OTHER THAN SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES" IN THE "IN SUMMARY:
     FEE TABLES" SECTION IS REVISED FOR POLICIES APPLIED FOR ON OR AFTER OCTOBER 29, 2004 AS FOLLOWS:


------------------------------------------------------------------------------------------------------------------------------------

                                PERIODIC CHARGES OTHER THAN SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES
====================================================================================================================================
===================================== ============================= ================================================================
               Charge                   When Charge Is Deducted                                 Amount
------------------------------------- ----------------------------- ----------------------------------------------------------------
     COST OF INSURANCE(4), (5)                  Monthly                   Minimum              Maximum          Representative (6)
 Representative - For An Issue Age
   40, Non-tobacco, in the tenth
      policy year, issued on a
 short-form, non-medical basis and
      Death Benefit Option One
------------------------------------- ----------------------------- -------------------- -------------------- ----------------------
                                                                      $0.03 per month      $83.33 per month       $0.42 per month
------------------------------------- ----------------------------- ----------------------------------------------------------------
                                                                                   Per $1,000 Of Net Amount at Risk -
                                                                     Proportionately From Your Chosen Variable And Fixed Investment
                                                                                                Options
------------------------------------- ----------------------------- -------------------------------- -------------------------------
           MORTALITY AND                 Daily Based on Annual            Maximum Guaranteed                  Currently(7)
            EXPENSE RISK                      Percentages
------------------------------------- ----------------------------- -------------------------------- -------------------------------
                                                                          0.75% of Cash Value              0.40% of Cash Value
------------------------------------- ----------------------------- ----------------------------------------------------------------
                                                                      Proportionately From Your Chosen Variable Investment Options
------------------------------------- ----------------------------- ------------------- --------------------------------------------
           ADMINISTRATIVE                       Monthly             Maximum Guaranteed                   Currently
------------------------------------- ----------------------------- ------------------- ----------------------- --------------------
                                                                                          Policies with Less       Policies with
                                                                                           Than $500,000 of     $500,000 or More of
                                                                                            Annual Premium         Annual Premium
------------------------------------- ----------------------------- ------------------- ----------------------- --------------------
                                                                      $10 per month         $10 per month           $5 per month
------------------------------------- ----------------------------- ------------------- ----------------------- --------------------
                                                                     Proportionately From Your Chosen Variable And Fixed Investment
                                                                                                Options
------------------------------------- ----------------------------- ----------------------------------------------------------------
 ADDITIONAL (INSURANCE) PROTECTION              Monthly                   Minimum              Maximum          Representative(12)
       RIDER (9), (10), (11)
 Representative - For An Issue Age
40 Non-tobacco, in the tenth policy
   year, issued on a short-form,
         non-medical basis.
------------------------------------- ----------------------------- --------------------- ------------------- ----------------------
                                                                      $0.01 per month      $83.33 per month      $0.16 per month
------------------------------------- ----------------------------- ----------------------------------------------------------------
                                                                                  Per $1,000 Of Additional Protection
                                                                     Proportionately From Your Chosen Variable And Fixed Investment
                                                                                                Options
------------------------------------- ----------------------------- ----------------------------------------------------------------

                                      * * *
(7) Currently, during the first through twentieth years from the Policy Date, this charge is 0.40% of Cash Value. Thereafter, this charge currently is 0.10% of Cash Value.

2. THE INFORMATION UNDER SECTION "AVAILABLE SUB-ACCOUNTS" IS REVISED AS FOLLOWS:

     -------------------------------------------------------------------------------------------------------------------------------
                      FUND                      MANAGEMENT      OTHER      12B-1     TOTAL UNDERLYING   WAIVER AND/OR       TOTAL
                                                   FEES        EXPENSES     FEES       MUTUAL FUND         EXPENSE        UNDERLYING
                                                                                     EXPENSES BEFORE    REIMBURSEMENT    MUTUAL FUND
                                                                                     ANY FEE WAIVER OR                    EXPENSES
                                                                                          EXPENSE
                                                                                       REIMBURSEMENT
     -------------------------------------------------------------------------------------------------------------------------------
     AIM Variable Insurance Funds - AIM V.I.        0.75%         0.38%      0.00%          1.13%            0.00%            1.13%
     Capital Development Fund: Series I Shares
     -------------------------------------------------------------------------------------------------------------------------------
     Dreyfus Stock Index Fund, Inc.: Initial        0.25%         0.03%      0.00%          0.28%            0.00%            0.28%
     Shares
     -------------------------------------------------------------------------------------------------------------------------------
     Dreyfus Variable Investment Fund -             1.00%         0.49%      0.00%          1.49%             0.08%          1.41%1
     International Value Portfolio: Initial
     Shares
     -------------------------------------------------------------------------------------------------------------------------------
     Fidelity Variable Insurance Products           0.58%         0.09%      0.10%          0.77%             0.03%           0.74%
     Fund - VIP Growth Portfolio: Service
     Class
     -------------------------------------------------------------------------------------------------------------------------------
     Gartmore Variable Insurance Trust -            0.30%         0.24%      0.00%          0.54%            0.00%            0.54%
     Dreyfus GVIT Mid Cap Index Fund: Class I
     -------------------------------------------------------------------------------------------------------------------------------
     Gartmore Variable Insurance Trust -            0.75%         0.23%      0.00%          0.98%            0.00%            0.98%
     Gartmore GVIT Mid Cap Growth Fund -
     Class I
     -------------------------------------------------------------------------------------------------------------------------------
     Gartmore Variable Insurance Trust - GVIT       0.95%         0.24%      0.00%          1.19%            0.00%            1.19%
     Small Cap Growth Fund: Class I
     -------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Advisers Management           1.15%         3.19%      0.25%          4.59%             3.19%          1.40%1
     Trust - AMT Fasciano Portfolio: Class S
     -------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Advisers Management           0.85%         0.13%      0.00%          0.98%            0.00%           0.98%1
     Trust - AMT Guardian Portfolio
     -------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Advisers Management           0.84%         0.05%      0.00%          0.89%            0.00%           0.89%1
     Trust - AMT Mid-Cap Growth Portfolio:
     Class I
     -------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Advisers Management           0.83%         0.08%      0.00%          0.91%            0.00%           0.91%1
     Trust - AMT Partners Portfolio
     -------------------------------------------------------------------------------------------------------------------------------
     One Group Investment Trust - Mid Cap           0.74%         0.23%      0.00%          0.97%            0.02%           0.95%1
     Value Portfolio
     -------------------------------------------------------------------------------------------------------------------------------
     PIMCO Variable Insurance Trust - Real          0.25%         0.41%      0.00%          0.66%            0.01%           0.65%1
     Return Portfolio: Administrative Class
     -------------------------------------------------------------------------------------------------------------------------------
     Royce Capital Fund - Royce Micro-Cap           1.25%         0.11%      0.00%          1.36%            0.00%            1.36%
     Portfolio
     -------------------------------------------------------------------------------------------------------------------------------
     T. Rowe Price Equity Series, Inc. - T.         0.85%         0.00%      0.25%          1.10%             0.00%           1.10%
     Rowe Price Equity Income Portfolio:
     Class II
     -------------------------------------------------------------------------------------------------------------------------------
     T. Rowe Price Equity Series, Inc. - T.         0.85%         0.00%      0.25%          1.10%            0.00%            1.10%
     Rowe Price Mid-Cap Growth Portfolio:
     Class II
     -------------------------------------------------------------------------------------------------------------------------------
     T. Rowe Price Equity Series, Inc. - T.         0.85%         0.00%      0.00%          0.85%            0.00%            0.85%
     Rowe Price New America Growth Portfolio
     -------------------------------------------------------------------------------------------------------------------------------
     The Universal Institutional Funds, Inc.        0.80%         0.41%      0.00%          1.21%            0.00%           1.21%2
     - Emerging Markets Debt Portfolio: Class
     I
     -------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Insurance Trust -            1.00%         0.43%      0.00%          1.43%            0.03%           1.40%2
     Worldwide Emerging Markets Fund -
     Initial Class
     ------------------------------------------------------------------------------------------------------------------------------

1 The fund has contractually agreed to reimburse total expenses in excess of this amount. The length of the contractual agreement varies by underlying mutual fund, but extends until at least December 31, 2004. Please refer to the underlying mutual funds' prospectuses for more detail.

2 The fund has voluntarily agreed to reimburse total expenses in excess of this amount. The arrangement may be discontinued by the fund at any time.

                                      * * *

T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE MID-CAP GROWTH PORTFOLIO:
CLASS II THIS UNDERLYING MUTUAL FUND IS ONLY AVAILABLE IN POLICIES ISSUED ON OR
BEFORE MAY 1, 2004.
--------------------------------------------- --------------------------------------------------------------------------------
Investment Adviser:                           T. Rowe Price Investment Services
--------------------------------------------- --------------------------------------------------------------------------------
Investment Objective:                         Long-term growth of capital by investing primarily in the common stocks of medium-sized companies with the potential for above-average growth.
--------------------------------------------- --------------------------------------------------------------------------------

3. THE SUBSECTION "MODES TO MAKE A TRANSFER " UNDER THE SECTION "THE POLICY" IS REVISED AS FOLLOWS:

MODES TO MAKE A TRANSFER

With respect to any telephonic or electronic mode of communication, including the Internet, we monitor transfer activity for potentially harmful investment practices. For policies owned by a natural person, you are limited to 20 "transfer events" per calendar year. If you initiate transfer events within a lesser time interval at a pace that is equivalent to 20 within a year, you may be required to submit all subsequent transfers via U.S. mail. To calculate transfer events, at the end of each Valuation Period, we will group together all of your transfer requests for the day. We will count this grouping as a "transfer event," regardless of the number of Sub-Accounts involved. Once 20 transfer events or the equivalent occur, you may continue to make transfers, but only by sending your written request to us at our Home Office via first class U.S. mail until the end of the year. Then, we begin to count transfer events over again.

For policies owned by a corporation or another entity, we monitor transfer activity for potentially harmful investment practices, however, we do not systematically monitor the transfer instructions of individual persons. Our procedures include the review of aggregate entity-level transfers, not individual transfer instructions. It is our intention to protect the interests of all contract owners; it is possible, however, for some harmful trading to go on undetected by us. For example, in some instances, an entity may make transfers based on the instruction of multiple parties such as employees, partners, or other affiliated persons based on those persons participation in entity sponsored programs. We do not systematically monitor the transfer instructions of these individual persons. We monitor aggregate trades among the Sub-Accounts for frequency, pattern, and size. If two or more transfer events are submitted in a 30 day period, we may impose conditions on your ability to submit trades. These restrictions include revoking your privilege to make trades by any means other than written communication submitted via U.S. mail for a twelve-month period.

We have the right to restrict transfer requests, or take any other action we deem necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, we may restrict trading strategies designed to avoid or take advantage of our monitoring procedures and other measures aimed at curbing harmful trading practices.

Some investment advisers/representatives manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple policy owners. We generally will require multi-policy advisers to submit all transfer requests via U.S. mail.

4. THE SUBSECTION "PREMIUM LOAD" UNDER THE SECTION "CHARGES" IS REVISED AS
FOLLOWS:

This charge amounts to no more than 9.0% of Premium payments during the first seven years from the Policy Date and amounts to no more than 5.5% of Premium payments starting with the eighth year. The charge partially recoups sales expenses and premium taxes. If the charge exceeds these expenses, we may profit from it. After this charge is deducted, the remaining premium is invested in the investment options you elect.

If the Additional Protection Rider is included, the premium payment will be divided into Base and Rider portions in accordance with the relative proportion of each to the total Specified Amount of Insurance coverage. The allocation percentages of the Net Premium to the Sub-Accounts will be identical for the Base and Rider portions.

Currently, the charge varies by duration from the Policy Date and is different depending on the amount of annual premium, the amount of Additional Protection Rider, and the date you purchased the policy.

FOR POLICIES APPLIED FOR ON OR AFTER OCTOBER 29, 2004, a policy owner with annual premiums of $500,000 or more, the current charges are calculated by summing the following:

-------------- --------------------------------------------- -------------------------------------------------
Policy Year      Charge as a Percentage of Premium Up to      Charge as a Percentage of Premium In Excess of
                              Target Premium                                  Target Premium
-------------- --------------------------------------------- -------------------------------------------------
1                                   5%                                              2%
-------------- --------------------------------------------- -------------------------------------------------
2                                   4%                                              1%
-------------- --------------------------------------------- -------------------------------------------------
3                                   3%                                              0%
-------------- --------------------------------------------- -------------------------------------------------
4                                   2%                                              0%
-------------- --------------------------------------------- -------------------------------------------------
5                                   1%                                              0%
-------------- --------------------------------------------- -------------------------------------------------
6+                                  0%                                              0%
-------------- --------------------------------------------- -------------------------------------------------


FOR POLICIES APPLIED FOR ON OR AFTER OCTOBER 29, 2004, a policy owner with annual premiums of less than $500,000 the current charges are calculated by summing the following:

-------------- --------------------------------------------- -------------------------------------------------
Policy Year      Charge as a Percentage of Premium Up to      Charge as a Percentage of Premium In Excess of
                              Target Premium                                  Target Premium
-------------- --------------------------------------------- -------------------------------------------------
1-7                                6.5%                                            3.5%
-------------- --------------------------------------------- -------------------------------------------------
8-10                               3.5%                                            3.5%
-------------- --------------------------------------------- -------------------------------------------------
11+                                1.5%                                            1.5%
-------------- --------------------------------------------- -------------------------------------------------



In addition to the above charges, there is a 2% charge for state premium tax.

FOR POLICIES ISSUED AFTER SEPTEMBER 9, 2002 AND POLICIES APPLIED FOR BEFORE OCTOBER 29, 2004 WITH ANNUAL PREMIUMS OF $500,000 OR MORE, current charges are calculated as follows:


---------------- ------------------------- ---------------------------------- -------------------------------

Policy Year      Charge as a Percentage    Charge as a Percentage of the      Charge as a Percentage of
                 of the non-Rider          non-Rider Premium In Excess of     Premium Used to Purchase the
                 Premium Up to Target      Target Premium                     Additional Protection Rider
                 Premium
---------------- ------------------------- ---------------------------------- -------------------------------
1-5                         7%                           4.5%                 1.29%-[1.29% * (Specified
                                                                              Amount that is Additional
                                                                              Protection Rider/Total
                                                                              Specified Amount)]
---------------- ------------------------- ---------------------------------- -------------------------------
6-10                       1.5%                          1.5%                              1.5%
---------------- ------------------------- ---------------------------------- -------------------------------
11+                        -0-                            -0-                              -0-

---------------- ------------------------- ---------------------------------- -------------------------------


In addition to the above charges, there is a 2% charge for state premium tax.

FOR POLICIES ISSUED AFTER SEPTEMBER 9, 2002 AND POLICIES APPLIED FOR BEFORE OCTOBER 29, 2004 WITH ANNUAL PREMIUM OF LESS THAN $500,000, the charge for the first seven policy years is calculated by adding the 2% for premium taxes, 7% of premiums up to the target premium, and 5% of premium in excess of the target premium. For policy years eight through ten, the charge is 2% plus 3.5% of premiums, and after that, the charge is 2% plus 1.5% of premiums.

FOR POLICIES ISSUED BEFORE SEPTEMBER 9, 2002, the charge for the first seven policy years is calculated by adding the 2% for premium taxes, 7% of premiums up to the target premium not used to purchase the Additional Protection Rider, 4.5% of premium not used to purchase the Additional Protection Rider in excess of the target premium, and 4.5% of premium for the Additional Protection Rider. After that, the charge is 2% plus 1.5% of premiums.

We calculate the Premium load charge using a "target premium." Federal tax law limits the amount of Premium you can pay and have the policy continue to be life insurance for tax purposes. For more information, see "Minimum Required Death Benefit" beginning on page 41. Target premium is a percentage of the maximum annual Premium allowed under the Internal Revenue Code assuming that: the policy is not a "modified endowment contract" as defined in the Code (for more information see, "Periodic Withdrawals, Non-Periodic Withdrawals, And Loans" beginning on page 49); the policy's death benefit is equal to the base (non-rider) portion of the Specified Amount; and you are paying seven level, annual Premiums. For offerings of the policy on or after October 29, 2004, the percentage used for the target premium is 100%. For other policies the percentage is 28.57%.

5. THE SUBSECTION "MORTALITY AND EXPENSE RISK" UNDER THE
SECTION "CHARGES" IS REVISED AS FOLLOWS:

This charge is guaranteed not to exceed 0.75% of the policy's Cash Value on an annualized basis. Currently, during the first through twentieth years from the Policy Date, this charge is 0.40% per annum of Cash Value. Thereafter, this charge currently is 0.10% per annum of Cash Value. The charge compensates us for assuming risks associated with mortality and expense costs and we may profit from it. The mortality risk is that the Insured does not live as long as expected. The expense risk is that the costs of issuing and administering the policy are more than expected. The charge is guaranteed not to exceed a stipulated maximum. For more information, see "In Summary: Fee Tables," beginning on page 6.

6. THE SUBSECTION "ADMINISTRATIVE" UNDER THE SECTION "CHARGES" IS REVISED AS
FOLLOWS:

The maximum guaranteed administrative charge is $10. We currently are charging this amount on policies with annual premiums of less than $500,000 that were applied for on after October 29, 2004. For all policies with annual premiums of $500,000 or more and for policies applied for before October 29, 2004 we currently are charging $5. This charge reimburses us for the costs of maintaining the policy, including for accounting and record keeping.

7. THE SUBSECTION "DISTRIBUTION, PROMOTIONAL AND SALES EXPENSES" UNDER THE SECTION "A NOTE ON CHARGES" IS REVISED AS FOLLOWS:


Distribution, Promotional and Sales Expenses


Commissions to brokerage firms are among the promotional and sales expenses we incur upon distribution of the Policy. We may pay a maximum gross commission of up to 35% of first year premiums and 10% for renewal premiums after the first year. In addition, we may pay asset-based commissions of up to 0.70% of the non-loaned Cash Value per year. The payment of such compensation to the brokerage firms is contingent on the long-term persistency of each Policy and all Policies sold on our behalf by such firms in the aggregate. The actual amount of commissions we pay depends on factors such as the aggregate amount of premiums we receive from all Policies sold on our behalf by the respective brokerage firms, the revenues we receive from the investment options included within the Policies, and the scope of services these brokerage firms provide. Individual registered representatives typically receive a portion of the commissions we pay, depending on their arrangement with their brokerage firm.

We may also provide marketing and expense allowances to brokerage firms based upon our assessment of that firm's capabilities as well as demonstrated willingness and ability to promote and market our products. The firms determine how these allowances are spent.

If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative or Nationwide's Corporate Insurance Unit.

8.THE "LEGAL PROCEEDINGS" SECTION OF YOUR PROSPECTUS IS AMENDED TO ADD THE FOLLOWING IN THE SECOND TO LAST PARAGRAPH:

The SEC, in conjunction with the New York State Attorney General, is conducting an investigation of market timing in certain international and global mutual funds offered in insurance products underwritten by Nationwide.

      CORPORATE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                    Issued By
                        NATIONWIDE LIFE INSURANCE COMPANY
                                     Through
                        NATIONWIDE VLI SEPARATE ACCOUNT-4
--------------------------------------------------------------------------------

                   The Date Of This Prospectus Is May 1, 2004

--------------------------------------------------------------------------------

                PLEASE KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

Variable life insurance is complex, and this prospectus is designed to help you become as fully informed as possible in making your decision to purchase or not purchase the variable life policy it describes. Prior to your purchase, we encourage you to take the time you need to understand the policy, its potential benefits and risks, and how it might or might not benefit you. You should use this prospectus to compare the benefits and risks of this policy versus those of other life insurance policies and alternative investment instruments.
--------------------------------------------------------------------------------

Please read this entire prospectus and consult with a financial adviser. If you have policy specific questions or need additional information, contact us. Also, contact us for free copies of the prospectuses for the mutual funds available under the policy.

============================== =================================================

                      TELEPHONE: 1-877-351-8808

                           TDD:  1-800-238-3035
                     U.S. MAIL:  Nationwide Life Insurance Company

                                 One Nationwide Plaza, (1-11-08)
                                  Columbus, OH 43215-2220

============================== =================================================
--------------------------------------------------------------------------------
PLEASE UNDERSTAND THAT THE POLICY TERMS WILL GOVERN THE WAY THE POLICY WORKS AND ALL RIGHTS AND OBLIGATIONS.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
             -------------------------------------------------------------------
             THIS POLICY IS NOT: FDIC INSURED; A BANK DEPOSIT; AVAILABLE IN EVERY STATE; OR INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY.
             -------------------------------------------------------------------
             -------------------------------------------------------------------
             THIS POLICY MAY DECREASE IN VALUE TO THE POINT OF BEING VALUELESS.
             -------------------------------------------------------------------

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The purpose of this policy is to provide life insurance protection for the beneficiary you name. IF YOUR PRIMARY NEED IS NOT LIFE INSURANCE PROTECTION, THEN PURCHASING THIS POLICY MAY NOT BE IN YOUR BEST INTEREST. We make no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

In thinking about buying this policy to replace existing life insurance, please carefully consider its advantages versus those of the policy you intend to replace, as well as any replacement costs. As always, consult your financial adviser.

Not all terms, conditions, benefits, programs, features and investment options are available or approved for use in every state.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


TABLE OF CONTENTS..........................................i


IN SUMMARY: POLICY BENEFITS................................1
---------------------------

IN SUMMARY: POLICY RISKS...................................3
------------------------

IN SUMMARY: VARIABLE UNIVERSAL LIFE INSURANCE
AND THE POLICY.............................................4

IN SUMMARY: FEE TABLES.....................................6
----------------------

AVAILABLE SUB-ACCOUNTS.....................................9
----------------------

THE POLICY................................................22
----------

   Policy Owner Rights....................................22
   -------------------

   The Beneficiary........................................22
   ---------------

   To Purchase............................................22
   -----------

   Coverage...............................................23
   --------

   Coverage Effective Date................................23
   -----------------------

   To Cancel (Examination Right)..........................23
   -----------------------------

   To Change Coverage.....................................23
   ------------------

   Sub-Account Portfolio Transfers........................24
   -------------------------------

   Fixed Account Transfers................................25
   -----------------------

   Modes To Make A Transfer...............................25
   ------------------------

   To Irrevocably Transfer Cash Value Or Exchange
  The Policy............................................  26
   ---------------------------------------------------------

   To Terminate Or Surrender..............................26
   -------------------------

   To Assign..............................................26
   ---------

   Proceeds Upon Maturity.................................27
   ----------------------

   Reports And Illustrations..............................27
   -------------------------

   Errors Or Misstatements................................27
   -----------------------

   Incontestability.......................................28
   ----------------

   If We Modify The Policy................................28
   -----------------------

RIDERS....................................................28
------

   Change Of Insured Rider................................28
   -----------------------

   Additional (insurance) Protection Rider................28
   ---------------------------------------

PREMIUM...................................................29
-------

   Initial Premium........................................29
   ---------------

   Subsequent Premiums....................................29
   -------------------

CHARGES...................................................30
-------

   Premium Load (Charge)..................................31
   ---------------------

   Partial Surrender Fee..................................32
   ---------------------

   Cost Of Insurance......................................32
   -----------------

   Mortality And Expense Risk.............................32
   --------------------------

   Policy Loan Interest...................................33
   --------------------

   Administrative.........................................33
   --------------

   Additional (insurance) Protection Rider................33
   ---------------------------------------

   A Note on Charges......................................33
   -----------------

TO ALLOCATE PREMIUM AND SUB-ACCOUNT VALUATION.............35
---------------------------------------------

   Variable Investment Options............................35
   ---------------------------

   The Fixed Investment Option............................35
   ---------------------------

   Allocation Of Premium And Cash Value...................36
   ------------------------------------

   When Sub-Account Units Are Valued......................36
   ---------------------------------

   How Investment Experience Is Determined................36
   ---------------------------------------

   Cash Value.............................................37
   ----------

   Dollar Cost Averaging..................................37
   ---------------------

THE DEATH BENEFIT.........................................38
-----------------

   Calculation Of The Death Benefit Proceeds..............38
   -----------------------------------------

   Death Benefit Options..................................39
   ---------------------

   The Minimum Required Death Benefit.....................39
   ----------------------------------

   Changes In The Death Benefit Option....................40
   -----------------------------------

   Suicide................................................41
   -------

SURRENDERS................................................41
----------

   Full Surrender.........................................41
   --------------

   Other Amounts Paid At Surrender........................41
   -------------------------------

   Partial Surrender......................................42
   -----------------

   Reduction Of Specified Amount On A Partial Surrender...42
   ----------------------------------------------------

THE PAYOUT OPTIONS........................................43
------------------

   Interest Income........................................43
   ---------------

   Income For A Fixed Period..............................43
   -------------------------

   Life Income With Payments Guaranteed...................43
   ------------------------------------

   Fixed Income For Varying Periods.......................44
   --------------------------------

   Joint And Survivor Life................................44
   -----------------------

   Alternate Life Income..................................44
   ---------------------

POLICY LOANS..............................................44
------------

   Loan Amount And Interest...............................44
   ------------------------

   Collateral.............................................45
   ----------

   Repayment..............................................45
   ---------

   Net Effect Of Loans....................................45
   -------------------

LAPSE.....................................................45
-----

   Grace Period...........................................45
   ------------

   Reinstatement..........................................45
   -------------

TAXES.....................................................46
-----

   Types Of Taxes Of Which To Be Aware....................46
   -----------------------------------

   Buying The Policy......................................47
   -----------------

   Investment Gain In The Policy..........................47
   -----------------------------

   Periodic Withdrawals, Non-Periodic Withdrawals
   And Loans..............................................48
   --------------------------------------------------------

   Surrender Of The Policy................................49
   -----------------------

   Withholding............................................49
   -----------

   Exchanging The Policy For Another Life Insurance Policy50
   -------------------------------------------------------

   Taxation Of Death Benefits.............................50
   --------------------------

   Special Considerations for Corporations................50
   ---------------------------------------

   Taxes And The Value Of Your Policy.....................51
   ----------------------------------

   Tax Changes............................................51
   -----------

NATIONWIDE LIFE INSURANCE COMPANY.........................52
---------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT-4.........................53
---------------------------------

   Organization, Registration And Operation...............53
   ----------------------------------------

   Addition, Deletion, Or Substitution Of Mutual Funds....53
   ---------------------------------------------------

   Voting Rights..........................................54
   -------------

LEGAL PROCEEDINGS.........................................54
-----------------

   Nationwide Life Insurance Company......................54
   ---------------------------------

   Nationwide Investment Services Corporation.............57
   ------------------------------------------

FINANCIAL STATEMENTS......................................57
--------------------

APPENDIX A: DEFINITIONS..................................A-1
-----------------------

                           IN SUMMARY: POLICY BENEFITS

          Appendix A defines certain words and phrases we use in this prospectus.

DEATH BENEFIT

The primary benefit of your policy is life insurance coverage. While the policy is In Force, we will pay the Proceeds to your beneficiary when the Insured dies.


YOUR CHOICE OF DEATH BENEFIT OPTIONS


          |X| Option One is THE GREATER OF the Specified Amount OR the minimum required Death Benefit under federal tax law.

          |X| Option Two is THE GREATER OF the Specified Amount plus the Cash Value OR the minimum required Death Benefit under federal tax law.

          |X| Option Three is THE GREATER OF the Specified Amount plus accumulated Premium payments (less any partial surrenders) OR the minimum required Death Benefit under federal tax law.


               For more information, see "Death Benefit Options," beginning on page 39.

YOUR OR YOUR BENEFICIARY'S CHOICE OF POLICY PROCEEDS

You or your beneficiary may choose to receive the Policy Proceeds in a lump sum, or there are a variety of options that will pay out over time. For more information, see "The Payout Options," beginning on page 43.


COVERAGE FLEXIBILITY

Subject to conditions, you may choose to:

     |X|  Change the Death Benefit option;

     |X|  Increase or decrease the Specified Amount;

     |X|  Change your beneficiaries; and

     |X|  Change who owns the policy.


     For more information, see: "Changes In The Death Benefit Option," beginning on page 40; "Reduction Of Specified Amount On A Partial Surrender," beginning on page 42; "The Beneficiary," beginning on page 22; and "Policy Owner Rights," beginning on page 22.

ACCESS TO CASH VALUE

Subject to conditions, you may choose to borrow against, or withdraw, the Cash Value of your policy:


     |X| Take a policy loan of an amount no greater than 90% of the Sub-Account portfolios PLUS 100% of the Fixed Account PLUS 100% of the loan account.

     |X|  The minimum amount is $500.

For more information, see "Loan Amount And Interest," beginning on page 44.

     |X| Take a partial surrender of no less than $500. For more information, see "Partial Surrender," beginning on page 42.

     |X| Surrender the policy at any time while the Insured is alive. The Cash Surrender Value will be the Cash Values of the Sub-Account portfolios and fixed account, less any policy loans. You may choose to receive the Cash Surrender Value in a lump sum, or you will have available the same payout options as if it constituted a Death Benefit. For more information, see "Full Surrender," beginning on page 41 and "The Payout Options" beginning on page 43.

PREMIUM FLEXIBILITY

You will not be required to make your Premium payments according to a schedule. Within limits, you may vary the frequency and amount, and you might even be able to skip needing to make a Premium payment. For more information, see "Premium," beginning on page 29.

INVESTMENT OPTIONS

You may choose to allocate your Premiums after charges to the fixed or variable investment options:

     |X| The fixed investment option will earn interest daily at an annual effective rate no less than the stated interest crediting rate on the Policy Data Page.


          For more information, see "The Fixed Investment Option," beginning on page 35.

          |X| The variable investment options constitute the limitedly available mutual funds, and we have divided Nationwide VLI Separate Account-4 into a number of Sub-Account portfolios, identified in Appendix B, to account for your allocations. Your Investment Experience will depend on the market performance of the Sub-Account portfolios you have chosen.


          We   have implemented procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience. For more information, see "Sub-Account Portfolio Transfers," beginning on page 24 and "Modes To Make A Transfer," beginning on page 25. For more information, see "Variable Investment Options," beginning on page 35 and "Available Sub-Accounts," beginning on page 9.

TRANSFERS BETWEEN AND AMONG INVESTMENT OPTIONS

You may transfer between the fixed and variable investment options, subject to conditions. You may transfer among the Sub-Account portfolios of the variable investment option within limits. For more information, see "Sub-Account Portfolio Transfers," beginning on page 24. We also offer dollar cost averaging, an automated investment strategy that spreads out transfers over time to try to reduce the investment risks of market fluctuations. For more information, see "Dollar Cost Averaging," beginning on page 37.

TAXES

Unless you make a withdrawal, generally, you will not be taxed on any earnings. This is known as tax deferral. For more information, see "The Minimum Required Death Benefit," beginning on page 39. Also, your beneficiary generally will not have to account for the Death Benefit Proceeds as taxable income. For more information, see "Taxes," beginning on page 46.


ASSIGNMENT

You may assign the policy as collateral for a loan or another obligation while the Insured is alive. For more information, see "To Assign," beginning on page 26.


EXAMINATION RIGHT

For a limited time, you may cancel the policy, and you will receive a refund. For more information, see "To Cancel (Examination Right)," beginning on page 23.


RIDERS

You may purchase any of the available Riders. Availability will vary by state, and there may be an additional charge for the Additional (insurance) Protection Rider. |X| Change Of Insured Rider (There is no charge for this Rider.) |X| Additional (insurance) Protection Rider For more information, see "Riders," beginning on page 28.

                            IN SUMMARY: POLICY RISKS

IMPROPER USE

Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. You will incur fees at the time of purchase that may more than offset any favorable Investment Experience. As this may be particularly true early on, you should not purchase the policy if you expect that you will need to access its Cash Value in the near future.

UNFAVORABLE INVESTMENT RETURN

The variable investment options to which you have chosen to allocate Net Premium may not generate a sufficient return. There may not be a positive return, especially after the deductions for policy and Sub-Account portfolio charges. Investment Experience will impact the cash value, and poor Investment Experience (in conjunction with your flexibility to make changes to the policy and deviate from your chosen premium payment plan) could cause the Cash Value of your policy to decrease, resulting in a Lapse of insurance coverage sooner than might have been foreseen.

EFFECT OF PARTIAL SURRENDERS AND LOANS ON INVESTMENT RETURNS

Partial surrenders or policy loans may accelerate a Lapse because these amounts will no longer be available to generate any investment return. A partial surrender will reduce the amount of Cash Value allocated among the Sub-Account portfolios you have chosen, and to the fixed account, too, if there is not enough Cash Value in the Sub-Account portfolios. As collateral for a policy loan, we will transfer an equal amount of Cash Value to the policy loan account, which will also reduce the Cash Value allocated between and among your chosen investment options. Thus, the remainder of your policy's Cash Value is all that would be available to generate an investment return sufficient to cover policy and Sub-Account portfolio charges and keep the policy In Force, at least until you repay the loan or make another Premium payment. There will always be a Grace Period, and the opportunity to reinstate insurance coverage. Under certain circumstances, however, the policy could terminate without value, and insurance coverage would cease.

 REDUCTION OF THE DEATH BENEFIT

A partial surrender or a policy loan could impact the policy's Death Benefit, depending on how the Death Benefit in effect at the time of the Insured's death relates to the policy's Cash Value.

ADVERSE TAX CONSEQUENCES

Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's cash value and the exclusion from taxable income of the Proceeds we pay to the policy's beneficiaries. Also, not all policies are afforded the same tax treatment. For more information, see "Periodic Withdrawals, Non-Periodic Withdrawals And Loans," beginning on page 48. For example, distributions from the policy may be taxed differently. Special rules will apply for a policy that is considered a "modified endowment contract," including that a 10% penalty tax may be imposed on distributions, including any policy loan. In addition, there are federal estate and gift taxes, and state and local taxes, with which you should be aware. You should consult a qualified tax advisor on all tax matters involving your policy.

FIXED ACCOUNT TRANSFER RESTRICTIONS AND LIMITATIONS

You may transfer Cash Value to or from the fixed account so long as you make the request after the first year from the Policy Date. Then, we will honor a transfer request from the fixed account that is made within 30 days of the end of a calendar quarter, but not within 12 months of a previous request. We may also limit what percentage of Cash Value you will be permitted to transfer to or from the fixed account.

SUB-ACCOUNT PORTFOLIO RISK

Frequent trading among the Sub-Accounts may dilute the value of your Sub-Account units, cause the Sub-Account to incur higher transaction costs, and interfere with the Sub-Accounts' ability to pursue its stated investment objective. This disruption to the Sub-Account may result in lower Investment Experience and Cash Value. We have instituted procedures to minimize disruptive transfers. For more information, see " Sub-Account Portfolio Transfers," beginning on page 24 and "Modes To Make A Transfer," beginning on page 25. While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot assure you that we have eliminated these risks. A comprehensive discussion of the risks of the mutual funds held by each Sub-Account portfolio may be found in that mutual fund's prospectus. You should read the mutual fund's prospectus carefully before investing.


          IN SUMMARY: VARIABLE UNIVERSAL LIFE INSURANCE AND THE POLICY

VARIABLE UNIVERSAL LIFE INSURANCE, IN GENERAL, MAY BE IMPORTANT TO YOU IN TWO WAYS.

          |X|  It will provide economic protection to a beneficiary.

          |X|  It may build Cash Value.

          Why would you want to purchase this type of life insurance? How will you allocate the Net Premium among the variable investment options and the fixed investment options? Your reasons and decisions will affect the insurance and Cash Value aspects.

          While variable universal life insurance is designed primarily to provide life insurance protection, the Cash Value of a policy will be important to you in that it may impair (with poor investment results) or enhance (with favorable investment results) your ability to pay the costs of keeping the insurance In Force.

          Apart from the life insurance protection features, you will have an interest in maximizing the value of the policy as a financial asset.


IT IS SIMILAR TO, BUT ALSO DIFFERENT FROM, UNIVERSAL LIFE INSURANCE.

          |X|  You will pay Premiums for life insurance coverage on the Insured

          . |X| The policy will provide for the accumulation of a Cash Surrender Value if you were to surrender it at any time while the Insured is alive.

          |X| The Cash Surrender Value could be substantially lower than the Premiums you have paid.

     What makes the policy different from universal life insurance is your opportunity to allocate Premiums after charges to the Sub-Account portfolios you have chosen. Also, this policy's cash value will vary depending on the market performance of the Sub-Account portfolios, and you will bear this risk.

FROM THE TIME WE ISSUE THE POLICY THROUGH THE INSURED'S DEATH, HERE IS A BASIC OVERVIEW. (PLEASE READ THE REMAINDER OF THIS PROSPECTUS FOR THE DETAILS.)

          |X| At issue, the policy will require a minimum initial Premium payment.

          Among other considerations, this amount will be based on: the Insured's age; the underwriting class; any substandard ratings; the Specified Amount; and the choice of a Rider.

          |X| At the time of a Premium payment, we will deduct some charges. We call these charges transaction fees.

          |X| You will then be able to allocate the Premium net of transaction fees, or Net Premium, between and among a fixed and the variable investment options.

          |X| From the policy's Cash Value, on a periodic basis, we will deduct other charges to help cover the mortality risks we assumed, and the sales and administrative costs. We call these charges periodic charges other than Sub-Account portfolio operating expenses.

          |X| You may be able to vary the timing and amount of Premium payments.

               So long as there is enough Cash Surrender Value to cover the policy's periodic charges as they come due, the policy will remain In Force.

          |X| After the first policy year, you may request to increase or decrease the policy's Specified Amount.

               This flexibility will allow you to adjust the policy to meet your changing needs and circumstances, subject to: additional underwriting (for us to evaluate an increase of risk); confirmation that the policy's tax status is not jeopardized; and confirmation that the minimum and maximum insurance amounts remain met.

          |X| The policy will pay a Death Benefit to the beneficiary. You have a choice of one of three options.

               As your insurance needs change, you may be able to change Death Benefit options, rather than buying a new policy, or terminating this policy.

          |X| Prior to the Insured's death, you may withdraw all, or a portion (after the first policy year), of the policy's Cash Surrender Value. Or you may borrow against the Cash Surrender Value.

               Withdrawals and loans are subject to restrictions, may reduce the Death Benefit and increase the likelihood of the policy lapsing. There also could be adverse tax consequences.

                             IN SUMMARY: FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.


FOR MORE INFORMATION, SEE "CHARGES," BEGINNING ON PAGE 30.


================================================================================
                            TRANSACTION FEES (CHARGE)
================================================================================

===================================== ============================= ================================================================
               CHARGE                   WHEN CHARGE IS DEDUCTED                                 AMOUNT
                                                                                 (DEDUCTED FROM EACH PREMIUM PAYMENT)
------------------------------------- ----------------------------- ----------------------------------------------------------------
            PREMIUM LOAD                 Upon Making A Premium                         Maximum Guaranteed Charge
         (Charge) (1), (2)                      Payment                                9.00% Of Premium Payments
                                                                   ------------------------------------- ---------------------------
      PARTIAL SURRENDER FEE(3)           Upon Partial Surrender                        Maximum Guaranteed Charge
                                                                                                  $25
------------------------------------- ----------------------------- ----------------------------------------------------------------
                                                                                            Current Charge
                                                                                                   0
------------------------------------- ----------------------------- ----------------------------------------------------------------

(1) We deduct one charge upon purchase composed of a charge intended to partially recoup costs associated with the sale of the policy as well as Premium taxes. The actual amount a taxing authority assesses may not equal the Premium taxes charged. We may profit from this charge.

(2) The maximum guaranteed charge is reduced to 5.5% of Premium payment starting with the eighth policy year. Currently, the charges for policies vary according to the time of purchase, the amount of the Additional Protection Rider, and amount of annual Premium. For more information, see "Premium Load (Charge)" beginning on page 31.


(3) The charge is the lesser of $25 or 2% of the dollar amount of a partial surrender amount.

     THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES.

--------------------------------------------------------------------------------
      PERIODIC CHARGES OTHER THAN SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES
================================================================================
===================================== ============================= ============

               Charge                   When Charge Is Deducted                                 Amount

------------------------------------- ----------------------------- -------------------- -------------------- ----------------------
     COST OF INSURANCE(4), (5)                  Monthly                   Minimum              Maximum          Representative (6)
 Representative - For An Issue Age
   40, Non-tobacco, in the tenth
      policy year, issued on a
 short-form, non-medical basis and
      Death Benefit Option One
------------------------------------- ----------------------------- -------------------- -------------------- ----------------------
                                                                      $0.03 per month      $83.33 per month      $0.31 per month
------------------------------------- ----------------------------- -------------------- -------------------- ----------------------
                                                                                  Per $1,000 Of Net Amount at Risk -
                                                                    Proportionately From Your Chosen Variable And Fixed Investment
                                                                                                Options
------------------------------------- ----------------------------- -------------------------------- -------------------------------
           MORTALITY AND                 Daily Based on Annual            Maximum Guaranteed                   Currently
          EXPENSE RISK(7)                     Percentages
------------------------------------- ----------------------------- -------------------------------- -------------------------------
                                                                          0.75% of Cash Value             0.40% of Cash Value
------------------------------------- ----------------------------- -------------------------------- -------------------------------
                                                                     Proportionately From Your Chosen Variable Investment Options
------------------------------------- ----------------------------- ----------------------------------------------------------------

------------------------------------- ----------------------------- ----------------------------------------------------------------
      POLICY LOAN INTEREST (8)          Annually (Accrues Daily)                          Maximum Guaranteed

------------------------------------- ----------------------------- ----------------------------------------------------------------
                                                                                   3.75% Of The Policy Loan Balance
------------------------------------- ----------------------------- ----------------------------------------------------------------
                                                                                             Current Rates
------------------------------------- ----------------------------- ----------------------------------------------------------------
                                                                                   3.70% Of The Policy Loan Balance
------------------------------------- ----------------------------- ----------------------------------------------------------------
                                                                                   On Balance of Policy Indebtedness
------------------------------------- ----------------------------- ----------------------------------------------------------------
           ADMINISTRATIVE                       Monthly                   Maximum Guaranteed                   Currently
------------------------------------- ----------------------------- ------------------------------- --------------------------------
                                                                            $10 per month                    $5 per month
------------------------------------- ----------------------------- ------------------------------- --------------------------------
                                                                    Proportionately From Your Chosen Variable And Fixed Investment
                                                                                                Options
------------------------------------- ----------------------------- ----------------------------------------------------------------

 ADDITIONAL (INSURANCE) PROTECTION              Monthly                   Minimum               Maximum         Representative(12)
       RIDER (9), (10), (11)

 Representative - For An Issue Age
40 Non-tobacco, in the tenth policy
   year, issued on a short-form,
         non-medical basis.
------------------------------------- ----------------------------- --------------------- -------------------- ---------------------
                                                                      $0.01 per month      $83.33 per month      $0.22 per month
------------------------------------- ----------------------------- ----------------------------------------------------------------
                                                                                  Per $1,000 Of Additional Protection
                                                                    Proportionately From Your Chosen Variable And Fixed Investment
                                                                                                Options
------------------------------------- ----------------------------- ----------------------------------------------------------------

---------------------------------------

(4) The charge varies by: the Insured's age; underwriting class; the year from the Policy Date; and Specified Amount.

(5) The cost of insurance rate will increase over time, so ask for a policy illustration, or see the Policy Data Page, for more information on your cost.

(6)  This amount may not be representative of your cost.

(7) Currently, during the first through fourth years from the Policy Date, this charge is 0.40% of Cash Value and during the fifth through twentieth years from the Policy Date, it is 0.25% of Cash Value. Thereafter, this charge currently is 0.10% of Cash Value.

(8) We charge interest on the amount of an outstanding policy loan, at the rate of no more than 3.75% per annum, which accrues daily and becomes due and payable at the end of the year from the Policy Date or at the time you take an additional loan. Currently, for policies issued on or after September 9, 2002, we expect to charge an effective annual interest rate of 3.70% on the outstanding balance of your policy loan for the first fifteen policy years, 3.45% for policy years 16 through 30, and 3.00% thereafter. Currently, for policies issued prior to September 9, 2002, we expect to charge an effective annual interest rate of 3.40% on the outstanding balance of your policy loan for the first four policy years, 3.25% for policy years 5 through 20, and 3.10% thereafter. If left unpaid, we will add it to the loan account. As collateral or security for repayment, we transfer an equal amount of Cash Value to the policy loan account, on which interest accrues and is credited daily. The minimum guaranteed interest crediting rate is stated on your Policy Data Page. The effect of the crediting will be a net cost of a policy loan that is less than the loan amount interest charge. For more information, see "Policy Loans," beginning on page 44.

(9) The charge varies by: the Insured's age; underwriting class; the year from the Policy Date; and Specified Amount.

(10) Ask for a policy illustration, or see the Policy Data Page, for more information your cost.

(11) The continuation of the rider is contingent on the policy being In Force.

(12) This amount may not be representative of your cost.

  THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE SUB-ACCOUNT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH SUB-ACCOUNT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE MUTUAL FUND THAT CORRESPONDS TO THE EACH SUB-ACCOUNT PORTFOLIO. PLEASE CONTACT US, AT THE TELEPHONE NUMBERS OR ADDRESS ON THE COVER PAGE OF THIS PROSPECTUS, FOR FREE COPIES OF THE PROSPECTUSES FOR THE MUTUAL FUNDS AVAILABLE UNDER THE POLICY.

  THE FOLLOWING SECTION LISTS THE AVAILABLE SUB-ACCOUNTS AND IDENTIFIES THEIR EXPENSES, INVESTMENT TYPES, AND ADVISERS.



------------------------------------------------------------------------------------ ---------------------- -----------------------
TOTAL ANNUAL SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES                                       Minimum                Maximum

------------------------------------------------------------------------------------ ---------------------- -----------------------

(expenses that are deducted from the Sub-Account portfolio assets, including                 0.27%                  11.52%
management fees, distribution (12b-1) fees, and other expenses)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             AVAILABLE SUB-ACCOUNTS

--------------------------------------------------------------------------------
-

We identify Sub-Accounts by the name of the underlying mutual funds. The expenses for the underlying mutual funds are:





                 ANNUAL EXPENSES OF THE UNDERLYING MUTUAL FUNDS
                       HELD BY THE SUB-ACCOUNT PORTFOLIOS
             (as a percentage of underlying mutual fund net assets)

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                         Fund                    Management      Other      12b-1     Total Underlying   Waiver and/or     Total
                                                    Fees        Expenses     Fees       Mutual Fund         Expense      Underlying
                                                                                      Expenses before    Reimbursement  Mutual Fund
                                                                                     any fee waiver or                    Expenses
                                                                                          expense
                                                                                       reimbursement

         ---------------------------------------------------------------------------------------------------------------------------

         AIM Variable Insurance Funds - AIM         0.73%         0.31%      0.00%          1.04%             0.00%           1.04%
         V.I. Basic Value Fund: Series I
         Shares
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         AIM Variable Insurance Funds - AIM         0.61%         0.24%      0.00%          0.85%            0.00%            0.85%
         V.I. Capital Development Fund:
         Series I Shares
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         AIM Variable Insurance Funds - AIM         0.75%         0.35%      0.00%          1.10%            0.00%            1.10%
         V.I. International Growth Fund:
         Series I Shares
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         AllianceBernstein Variable Products        0.63%         0.03%      0.00%          0.66%             0.08%          0.58%1
         Series Fund, Inc. -
         AllianceBernstein Growth and Income
         Portfolio: Class A
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         American Century Variable                  0.70%         0.00%      0.00%          0.70%            0.00%            0.70%
         Portfolios, Inc. - American Century
         VP Income & Growth Fund: Class I
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         American Century Variable                  1.33%         0.01%      0.00%          1.34%            0.00%            1.34%
         Portfolios, Inc. - American Century
         VP International Fund: Class I
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         American Century Variable                  1.00%         0.01%      0.00%          1.01%            0.00%            1.01%
         Portfolios, Inc. - American Century
         VP Ultra Fund: Class I
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         American Century Variable                  0.95%         0.00%      0.00%          0.95%            0.00%            0.95%
         Portfolios, Inc. - American Century
         VP Value Fund: Class I
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Baron Capital Funds Trust - Baron          1.00%         0.19%      0.25%          1.44%             0.00%           1.44%
         Capital Asset Fund: Insurance Shares
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Calvert Variable Series, Inc. - CVS        0.70%         0.82%      0.00%          1.52%             0.44%          1.08%1
         Social Equity Portfolio
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Credit Suisse Trust - Global               1.25%         0.38%      0.00%          1.63%             0.23%          1.40%2
         Post-Venture Capital Portfolio
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Credit Suisse Trust - International        1.00%         0.41%      0.00%          1.41%             0.00%           1.41%
         Focus Portfolio
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Credit Suisse Trust - Large Cap            0.75%         0.50%      0.00%          1.25%             0.25%          1.00%2
         Value Portfolio
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Dreyfus Investment Portfolios - Mid        0.75%         0.07%      0.00%          0.82%            0.00%            0.82%
         Cap Stock Portfolio: Initial Shares
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Dreyfus Investment Portfolios -            0.35%         0.00%      0.25%          0.60%            0.00%            0.60%
         Small Cap Stock Index Portfolio:
         Service Shares
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Dreyfus Stock Index Fund, Inc.:            0.25%         0.02%      0.00%          0.27%            0.00%            0.27%
         Initial Shares
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Dreyfus Socially Responsible Growth        0.75%         0.09%      0.00%          0.84%            0.00%            0.84%
         Fund, Inc.: Initial Shares
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Dreyfus Variable Investment Fund -         0.75%         0.05%      0.00%          0.80%            0.00%            0.80%
         Appreciation Portfolio: Initial
         Shares

         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------

         Dreyfus Variable Investment Fund -         1.00%         0.48%      0.00%          1.48%             0.08%          1.40%1
         International Value Portfolio:
         Initial Shares
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Federated Insurance Series -               0.60%         0.36%      0.25%          1.21%             0.51           0.70%2
         Federated Quality Bond Fund II:
         Primary Shares
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Fidelity Variable Insurance                0.48%         0.10%      0.09%          0.67%             0.01%           0.66%
         Products Fund - VIP Equity-Income
         Portfolio: Service Class
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Fidelity Variable Insurance                0.58%         0.09%      0.10%          0.77%             0.00%           0.77%
         Products Fund - VIP Growth
         Portfolio: Service Class
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Fidelity Variable Insurance                0.58%         0.10%      0.11%          0.79%             0.00%           0.79%
         Products Fund - VIP High Income
         Portfolio: Service Class
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Fidelity Variable Insurance                0.73%         0.10%      0.17%          1.00%             0.04%           0.96%
         Products Fund - VIP Overseas
         Portfolio: Service Class
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Fidelity Variable Insurance                0.58%         0.10%      0.09%          0.77%             0.02%           0.75%
         Products Fund II - VIP II
         Contrafund(R)Portfolio: Service Class
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Fidelity Variable Insurance                0.58%         0.10%      0.14%          0.82%             0.02%           0.80%
         Products Fund III - VIP III Growth
         Opportunities Portfolio: Service
         Class
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Fidelity Variable Insurance                0.58%         0.10%      0.16%          0.84%             0.03%           0.81%
         Products Fund III - VIP III Value
         Strategies Portfolio: Service Class
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Franklin Templeton Variable                0.69%         0.22%      0.25%          1.16%             0.04%          1.12%1
         Insurance Products Trust -
         Templeton Foreign Securities Fund:
         Class 2
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Gartmore Variable Insurance Trust -        0.75%         0.24%      0.00%          0.99%            0.00%            0.99%
         Comstock GVIT Value Fund: Class I
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Gartmore Variable Insurance Trust -        0.40%         0.24%      0.00%          0.64%            0.00%            0.64%
         Dreyfus GVIT Mid Cap Index Fund:
         Class I
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Gartmore Variable Insurance Trust -        0.70%         0.25%      0.00%          0.95%            0.00%            0.95%
         Federated GVIT High Income Bond
         Fund: Class I
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Gartmore Variable Insurance Trust -        1.15%         0.25%      0.00%          1.40%            0.00%           1.40%1
         Gartmore GVIT Emerging Markets
         Fund: Class I
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Gartmore Variable Insurance Trust -        1.00%         0.27%      0.00%          1.27%            0.00%           1.27%1
         Gartmore GVIT Global Financial
         Services Fund: Class I
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Gartmore Variable Insurance Trust -        1.00%         0.24%      0.00%          1.24%            0.00%           1.24%1
         Gartmore GVIT Global Health
         Sciences Fund: Class I
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Gartmore Variable Insurance Trust -        0.98%         0.26%      0.00%          1.24%            0.00%           1.24%1
         Gartmore GVIT Global Technology and
         Communications Fund: Class I
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Gartmore Variable Insurance Trust -        0.80%         0.31%      0.00%          1.11%            0.00%           1.11%1
         Gartmore GVIT Global Utilities
         Fund: Class I
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Gartmore Variable Insurance Trust -        0.49%         0.24%      0.00%          0.73%            0.00%            0.73%
         Gartmore GVIT Government Bond Fund:
         Class I
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Gartmore Variable Insurance Trust -        0.60%         0.24%      0.00%          0.84%            0.00%            0.84%
         Gartmore GVIT Growth Fund: Class I
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Gartmore Variable Insurance Trust -        1.00%         0.25%      0.00%          1.25%            0.00%           1.25%1
         Gartmore GVIT International Growth
         Fund: Class I
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Gartmore Variable Insurance Trust -        0.13%         0.18%      0.25%          0.56%            0.00%           0.56%1
         Gartmore GVIT Investor Destinations
         Conservative Fund: Class II

         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------

         Gartmore Variable Insurance Trust -        0.13%         0.18%      0.25%          0.56%            0.00%           0.56%1
         Gartmore GVIT Investor Destinations
         Moderately Conservative Fund: Class
         II
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Gartmore Variable Insurance Trust -        0.13%         0.18%      0.25%          0.56%            0.00%           0.56%1
         Gartmore GVIT Investor Destinations
         Moderate Fund: Class II
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Gartmore Variable Insurance Trust -        0.13%         0.18%      0.25%          0.56%            0.00%           0.56%1
         Gartmore GVIT Investor Destinations
         Moderately Aggressive Fund: Class II
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Gartmore Variable Insurance Trust -        0.13%         0.18%      0.25%          0.56%            0.00%           0.56%1
         Gartmore GVIT Investor Destinations
         Aggressive Fund: Class II
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Gartmore Variable Insurance Trust -        0.75%         0.23%      0.00%          0.98%            0.00%            0.98%
         Gartmore GVIT Mid Cap Growth Fund -
         Class I
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Gartmore Variable Insurance Trust -        0.37%         0.26%      0.00%          0.63%            0.00%            0.63%
         Gartmore GVIT Money Market Fund:
         Class I
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Gartmore Variable Insurance Trust -        0.37%         0.18%      0.00%          0.55%            0.00%           0.55%1
         Gartmore GVIT Money Market Fund:
         Class V
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Gartmore Variable Insurance Trust -        0.59%         0.24%      0.00%          0.83%            0.00%            0.83%
         Gartmore GVIT Nationwide(R)Fund:
         Class I
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Gartmore Variable Insurance Trust -        0.90%         0.24%      0.00%          1.14%            0.00%           1.14%1
         Gartmore GVIT Nationwide(R)Leaders
         Fund: Class I
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Gartmore Variable Insurance Trust -        0.90%         0.29%      0.00%          1.19%            0.00%           1.19%1
         Gartmore GVIT U.S. Growth Leaders
         Fund: Class I
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Gartmore Variable Insurance Trust -        1.00%         0.32%      0.00%          1.32%            0.00%            1.32%
         Gartmore GVIT Worldwide Leaders
         Fund: Class I
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Gartmore Variable Insurance Trust -        1.10%         0.24%      0.00%          1.34%            0.00%            1.34%
         GVIT Small Cap Growth Fund: Class I
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Gartmore Variable Insurance Trust -        0.87%         0.24%      0.00%          1.11%            0.00%            1.11%
         GVIT Small Cap Value Fund: Class I
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Gartmore Variable Insurance Trust -        0.93%         0.24%      0.00%          1.17%            0.00%            1.17%
         GVIT Small Company Fund: Class I
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Gartmore Variable Insurance Trust -        0.73%         0.25%      0.00%          0.98%            0.00%            0.98%
         J.P. Morgan GVIT Balanced Fund:
         Class I
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Gartmore Variable Insurance Trust -        0.75%         0.26%      0.00%          1.01%            0.00%            1.01%
         Van Kampen GVIT Multi Sector Bond
         Fund: Class I
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Goldman Sachs Variable Insurance           0.80%         0.11%      0.00%          0.91%            0.00%           0.91%1
         Trust - Goldman Sachs VIT Mid Cap
         Value Fund
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Janus Aspen Series - Balanced              0.65%         0.02%      0.25%          0.92%            0.00%            0.92%
         Portfolio: Service Shares
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Janus Aspen Series - Capital               0.65%         0.03%      0.25%          0.93%            0.00%            0.93%
         Appreciation Portfolio: Service
         Shares
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Janus Aspen Series - Global                0.65%         0.20%      0.25%          1.10%            0.00%            1.10%
         Technology Portfolio: Service Shares
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Janus Aspen Series - International         0.65%         0.11%      0.25%          1.01%            0.00%            1.01%
         Growth Portfolio: Service Shares
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Neuberger Berman Advisers                  1.15%         3.16%      0.25%          4.56%             3.16%          1.40%1
         Management Trust - AMT Fasciano
         Portfolio: Class S

         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------

         Neuberger Berman Advisers                  0.85%         0.12%      0.00%          0.97%            0.00%           0.97%1
         Management Trust - AMT Guardian
         Portfolio
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Neuberger Berman Advisers                  0.84%         0.04%      0.00%          0.88%            0.00%           0.88%1
         Management Trust - AMT Mid-Cap
         Growth Portfolio: Class I
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Neuberger Berman Advisers                  0.83%         0.07%      0.00%          0.90%            0.00%           0.90%1
         Management Trust - AMT Partners
         Portfolio
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         One Group Investment Trust - Mid           0.65%         0.21%      0.00%          0.86%            0.00%           0.86%1
         Cap Growth Portfolio
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         One Group Investment Trust - Mid           0.74%         0.24%      0.00%          0.98%            0.00%           0.98%1
         Cap Value Portfolio
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Oppenheimer Variable Account Funds         0.68%         0.02%      0.00%          0.70%            0.00%            0.70%
         - Oppenheimer Aggressive Growth
         Fund/VA: Initial Class
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Oppenheimer Variable Account Funds         0.65%         0.02%      0.00%          0.67%            0.00%            0.67%
         - Oppenheimer Capital Appreciation
         Fund/VA: Initial Class
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Oppenheimer Variable Account Funds         0.63%         0.04%      0.00%          0.67%            0.00%            0.67%
         - Oppenheimer Global Securities
         Fund/VA: Initial Class
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Oppenheimer Variable Account Funds         0.68%         0.02%      0.00%          0.70%            0.00%            0.70%
         - Oppenheimer Main Street(R)Fund/VA:
         Initial Class
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         PIMCO Variable Insurance Trust -           0.20%        11.32%      0.00%         11.52%            10.32%          1.20%1
         All Asset Portfolio: Administrative
         Class
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         PIMCO Variable Insurance Trust -           0.25%         0.40%      0.00%          0.65%            0.00%           0.65%1
         Low Duration Portfolio:
         Administrative Class
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         PIMCO Variable Insurance Trust -           0.25%         0.40%      0.00%          0.65%            0.00%           0.65%1
         Real Return Portfolio:
         Administrative Class
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         PIMCO Variable Insurance Trust -           0.25%         0.40%      0.00%          0.65%            0.00%           0.65%1
         Total Return Portfolio:
         Administrative Class
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Pioneer Variable Contracts Trust -         0.65%         0.24%      0.00%          0.89%            0.00%            0.89%
         Pioneer High Yield VCT Portfolio:
         Class 1
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Royce Capital Fund - Royce                 1.25%         0.13%      0.00%          1.38%            0.00%            1.38%
         Micro-Cap Portfolio
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Strong Opportunity Fund II, Inc.:          0.75%         0.65%      0.00%          1.40%             0.31%          1.09%2
         Investor Class
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         T. Rowe Price Equity Series, Inc. -        0.79%         0.06%      0.25%          1.10%             0.00%           1.10%
         T. Rowe Price Equity Income
         Portfolio: Class II
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         T. Rowe Price Equity Series, Inc. -        0.79%         0.06%      0.25%          1.10%            0.00%            1.10%
         T. Rowe Price Mid-Cap Growth
         Portfolio: Class II
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         T. Rowe Price Equity Series, Inc. -        0.71%         0.14%      0.00%          0.85%            0.00%            0.85%
         T. Rowe Price New America Growth
         Portfolio
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Van Eck Worldwide Insurance Trust -        1.00%         0.43%      0.00%          1.43%             0.13%          1.30%2
         Worldwide Emerging Markets Fund:
         Initial Class
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         Van Eck Worldwide Insurance Trust -        1.00%         0.23%      0.00%          1.23%             0.00%           1.23%
         Worldwide Hard Assets Fund: Initial
         Class

         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------

         The Universal Institutional Funds,         0.80%         0.41%      0.00%          1.21%             0.01%          1.20%2
         Inc. - Emerging Markets Debt
         Portfolio: Class I
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         The Universal Institutional Funds,         0.75%         0.58%      0.00%          1.33%             0.28%          1.05%2
         Inc. - Mid Cap Growth Portfolio:
         Class I
         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         The Universal Institutional Funds,         0.80%         0.31%      0.00%          1.11%             0.01%          1.10%2
         Inc. - U.S. Real Estate Portfolio:
         Class I

         ---------------------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------


The expenses shown above are deducted by the underlying mutual fund before it provides us with daily net asset value. We then deduct applicable charges from the net asset value in calculating the unit value of the corresponding sub-account. The underlying mutual funds provided us information that we have not independently verified. The management fees and other expenses, including any fee waivers and expense reimbursements, are more fully described in the prospectus for each underlying mutual fund.

1 The fund has contractually agreed to reimburse total expenses in excess of this amount. The length of the contractual agreement varies by underlying mutual fund, but extends until at least December 31, 2004. Please refer to the underlying mutual funds' prospectuses for more detail.

2 The fund has voluntarily agreed to reimburse total expenses in excess of this amount. The arrangement may be discontinued by the fund at any time.


The Sub-Accounts available through this policy, their advisers, and their investment objectives are:



AIM VARIABLE INSURANCE FUNDS - AIM V.I. BASIC VALUE FUND: SERIES I SHARES



------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL DEVELOPMENT FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. INTERNATIONAL GROWTH FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I
This underlying mutual fund is only available in policies issued before February
1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ULTRA FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND:
CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

BARON CAPITAL FUNDS TRUST - BARON CAPITAL ASSET FUND: INSURANCE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              BAMCO, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
<------------------------------------------------ ----------------------------------------------------------------------------------

CALVERT VARIABLE SERIES, INC. - CVS SOCIAL EQUITY PORTFOLIO
This underlying mutual fund is only available in policies issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Calvert Asset Management Company, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - GLOBAL POST-VENTURE CAPITAL PORTFOLIO
This underlying mutual fund is only available in policies issued before
September 27, 1999.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - INTERNATIONAL FOCUS PORTFOLIO
This underlying mutual fund is only available in policies issued before
September 27, 1999.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO
This underlying mutual fund is only available in policies issued before May 1,
2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS INVESTMENT PORTFOLIOS - MID CAP STOCK PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Results that exceed total return performance of S&P 400.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS INVESTMENT PORTFOLIOS - SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match performance of the S&P Small Cap 600 Index.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
This underlying mutual fund is only available in policies issued before February
1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with current income as a secondary goal.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - APPRECIATION PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - INTERNATIONAL VALUE PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: PRIMARY SHARES

------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP HIGH INCOME PORTFOLIO: SERVICE
CLASS This underlying mutual fund is only available in policies issued before
February 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS

------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III GROWTH OPPORTUNITIES
PORTFOLIO: SERVICE CLASS This underlying mutual fund is only available in policies issued before May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III VALUE STRATEGIES
PORTFOLIO: SERVICE CLASS This underlying mutual fund is only available in policies issued before February 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN SECURITIES FUND: CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Investment Counsel, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - COMSTOCK GVIT VALUE FUND: CLASS I This
underlying mutual fund is only available in policies issued before February 1,
2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT MID CAP INDEX FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Counseling
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.

------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND:
CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL FINANCIAL SERVICES
FUND: CLASS I This underlying mutual fund is only available in policies issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS I
This underlying mutual fund is only available in policies issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GROWTH FUND: CLASS I This
underlying mutual fund is only available in policies issued before February 1,
2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INTERNATIONAL GROWTH FUND:
CLASS I This underlying mutual fund is only available in policies issued before
February 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS

--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.
--------------------------- --------------------------------------------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS CONSERVATIVE                                       secondarily, long term growth of capital.  The Fund invests in a
FUND: CLASS II                                                  target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking growth of capital
DESTINATIONS MODERATELY                                         and income.  The Fund invests in a target allocation mix of 30%
CONSERVATIVE FUND: CLASS                                        large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
II                                                              stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATE                                           capital.  The Fund invests in a target allocation mix of 40% large
FUND: CLASS II                                                  cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S.
                                                                stocks, 30% international funds, and 5% bonds.
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS MODERATELY                                         secondarily, long term growth of capital.  The Fund invests in a
AGGRESSIVE FUND: CLASS II                                       target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking growth of capital
DESTINATIONS AGGRESSIVE                                         and income.  The Fund invests in a target allocation mix of 30%
FUND: CLASS II                                                  large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
                                                                stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND - CLASS I
This underlying mutual fund is only available in policies issued before February
1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS I
Effective October 21, 2002, this underlying mutual fund is not available for transfers or new premium.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS V
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.

------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) LEADERS FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS I
This underlying mutual fund is only available in policies issued before February
1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS
I This underlying mutual fund is only available in policies issued before
February 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Neuberger Berman, LLC; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation; J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    The Dreyfus Corporation; Gartmore Global Partners, an indirect subsidiary of
                                                 Nationwide Mutual Insurance Company; Neuberger Berman, LLC; Strong Capital
                                                 Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - J.P. MORGAN GVIT BALANCED FUND: CLASS I
This underlying mutual fund is only available in policies issued before February
1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.

------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT MULTI SECTOR BOND FUND:
CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Morgan Stanley Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average total return.
------------------------------------------------ -----------------------------------------------------------------------------------

GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Goldman Sachs Asset Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - BALANCED PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES This
underlying mutual fund is only available in policies issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
This underlying mutual fund is only available in policies issued before February
1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES This
underlying mutual fund is only available in policies issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT FASCIANO PORTFOLIO: CLASS S
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GUARDIAN PORTFOLIO
This underlying mutual fund is only available in policies issued before February
1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT MID-CAP GROWTH PORTFOLIO: CLASS
I This underlying mutual fund is only available in policies issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT PARTNERS PORTFOLIO
This underlying mutual fund is only available in policies issued before February
1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

ONE GROUP INVESTMENT TRUST - MID CAP GROWTH PORTFOLIO

------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Banc One Investment Advisors Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital and current income.

------------------------------------------------ -----------------------------------------------------------------------------------

ONE GROUP INVESTMENT TRUST - MID CAP VALUE PORTFOLIO

------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Banc One Investment Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER AGGRESSIVE GROWTH FUND/VA:
INITIAL CLASS This underlying mutual fund is only available in policies issued before February 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) FUND/VA: INITIAL
CLASS This underlying mutual fund is only available in policies issued before
May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST - ALL ASSET PORTFOLIO: ADMINISTRATIVE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Pacific Investment Management Company LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize real return consistent with preservation of capital and prudent investment management.
------------------------------------------------ -----------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST - LOW DURATION PORTFOLIO: ADMINISTRATIVE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Pacific Investment Management Company LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize real return consistent with preservation of capital and prudent investment management.
------------------------------------------------ -----------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST - REAL RETURN PORTFOLIO: ADMINISTRATIVE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Pacific Investment Management Company LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize real return consistent with preservation of capital and prudent investment management.
------------------------------------------------ -----------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST - TOTAL RETURN PORTFOLIO: ADMINISTRATIVE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Pacific Investment Management Company LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize real return consistent with preservation of capital and prudent investment management.
------------------------------------------------ -----------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST - PIONEER HIGH YIELD VCT PORTFOLIO: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Pioneer Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize total return.
<------------------------------------------------ ----------------------------------------------------------------------------------

ROYCE CAPITAL FUND - ROYCE MICRO-CAP PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Royce & Associates, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS
This underlying mutual fund is only available in policies issued before February 1, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE EQUITY INCOME PORTFOLIO: CLASS
II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              T. Rowe Price Investment Services
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.
------------------------------------------------ -----------------------------------------------------------------------------------

T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE MID-CAP GROWTH PORTFOLIO:
CLASS II  This underlying mutual fund is only available in policies issued on or after May 1, 2004
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              T. Rowe Price Investment Services
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital by investing primarily in the common stocks of medium-sized companies with the potential for above-average growth.
------------------------------------------------ -----------------------------------------------------------------------------------

T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              T. Rowe Price Investment Services
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing in companies believed to be in the fast-growing sectors that define the "new America."
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND: INITIAL
CLASS This underlying mutual fund is only available in policies issued before
May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND: INITIAL CLASS
This underlying mutual fund is only available in policies issued before May 1,
2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in "hard asset securities."
                                                 Income is a secondary consideration.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS DEBT PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - MID CAP GROWTH PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------


The Sub-Account portfolios listed above are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. We have entered into agency agreements with certain broker-dealer firms to distribute the policy. Some of these firms have an affiliate that acts as an investment adviser or a sub-advisor to one or more of the underlying fund that are offered under the policy.

PLEASE REFER TO THE PROSPECTUS FOR EACH UNDERLYING MUTUAL FUND FOR MORE DETAILED INFORMATION.

--------------------------------------------------------------------------------
                                   THE POLICY
--------------------------------------------------------------------------------

The policy is a legal contract between you and us (any change to which we would want to make must be in writing, signed by our president and secretary, and attached to or endorsed on the policy). You may exercise all policy rights and options while the Insured is alive. You may also change the policy, but only in accordance with its terms.

Generally, the policy is available for an Insured between the ages of 18-79 (although these ages may vary in your state). It is nonparticipating, meaning we will not be contributing any operating profits or surplus earnings toward the Proceeds from the policy. The policy will comprise and be evidenced by: a written contract; any Riders; any endorsements; and the application, including any supplemental application. We will consider the statements you make in the application as representations. We will rely on them as being true and complete. However, we will not void the policy or deny a claim unless a statement is a material misrepresentation.
--------------------------- ----------------------------------------------------

POLICY OWNER RIGHTS

The policy belongs to the owner named in the application, or the person to whom the policy or any ownership rights in the policy have been validly assigned. You may also name a contingent policy owner. While the Insured is alive, the owner may exercise all policy rights and options. To the extent permitted by law, policy benefits are not subject to any legal process for the payment of any claim, and no right or benefit will be subject to claims of creditors (except as may be provided by assignment).


The Insured is the person named in the application. You may change the Insured by submitting a change request to us in writing. If approved by us, the change will become effective when it was signed, rather than the date we received it. The policy charges after the change will be based upon the new Insured's characteristics. For more information, see "Change Of Insured Rider" on page 28.

--------------------------- ----------------------------------------------------

THE BENEFICIARY

The beneficiary, or beneficiaries, is first in line to receive the Death Benefit Proceeds from the policy. You name the beneficiary in the application for the policy. You may name more than one beneficiary. The policy permits you to designate primary and contingent beneficiaries.

If a primary beneficiary dies before the Insured, that beneficiary's interest will be paid to any surviving beneficiary. We will pay multiple primary beneficiaries in equal shares, unless you provide for another distribution.

You may name a contingent beneficiary, or beneficiaries, in the application for the policy. The contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured, and before any Proceeds become payable. You may name more than one contingent beneficiary. We will also pay multiple contingent beneficiaries in equal shares, unless you provide for another distribution.

You may also change or add beneficiaries or contingent beneficiaries while the Insured is living. Any change must be in writing and satisfactory to us. We must receive the change at our Home Office, and we may require that you send us your policy for endorsement to the address on the cover page of this prospectus before we record the change. Once we record the change, the change will be effective as of the date it was signed rather than the date we received it. The change will not affect any payment we made or action we took before we recorded the change.
--------------------------------------------------------------------------------

TO PURCHASE

To purchase the policy, you must submit to us a completed application and an initial Premium payment.

We must receive evidence of insurability that satisfies our underwriting standards (this may require a medical evidence) before we will issue a policy. We can provide you with the details of our underwriting standards. We reserve the right to reject an application for any reason permitted by law. Specifically, if we have previously issued you policies with an aggregate scheduled annual premium(s) that exceed $15 million, we reserve the right to refuse to issue an additional policy to you. Also, we reserve the right to modify our underwriting standards at any time.

The minimum initial Specified Amount in most states is $50,000.

We reserve the right to modify our minimum Specified Amount for new applicants at any time.

--------------------------------------------------------------------------------

COVERAGE

We will issue the policy only if the underwriting process has been completed, we have approved the application and the proposed Insured is alive and in the same condition of health as described in the application. However, full insurance coverage will take effect only after you have paid the minimum initial Premium. We begin to deduct monthly charges from your policy Cash Value on the Policy Date.
--------------------------------------------------------------------------------

COVERAGE EFFECTIVE DATE

Insurance coverage begins and is In Force on the later of (i) the Policy Date shown on the Policy Data Page and (ii) the date the initial Premium is paid. It will end when the policy Lapses, or when we pay all the Proceeds from the policy. We may provide temporary insurance coverage before full insurance coverage takes effect, subject to our underwriting standards and the policy conditions.
--------------------------------------------------------------------------------

TO CANCEL (EXAMINATION RIGHT)

You may cancel your policy during the free look period. The free look period expires ten days after you receive the policy or longer if required by law. If you decide to cancel during the free look period, return the policy to the sales representative who sold it to you, or to us at our Home Office, along with your written cancellation request. Within seven days, we will refund the amount prescribed by the law of the state in which we issued the policy. We will treat the policy as if we never issued it. Because of the free look period, when we actually allocate Net Premium to the Sub-Account portfolios based on your choices depends on the right to examine law of the state in which you live. For more information, see "To Allocate Premium And Sub-Account Valuation" beginning on page 35.

--------------------------- ----------------------------------------------------


TO CHANGE COVERAGE

After the first policy year, you may request to change the Specified Amount. Changes may result in additional charges; however, no change will take effect unless the new Cash Surrender Value is sufficient to keep the policy In Force for at least three months. Changes to the Specified Amount will alter the Death Benefit. For more information, see "Changes In The Death Benefit Option," beginning on page 40.

If you decide to increase the Specified Amount, you must provide us with evidence of insurability that satisfies our underwriting standards. The Insured must be within the required issue ages of 18 to 79. The increase must be for at least $10,000 and the amount of insurance after increase may not exceed the maximum amount that is generally no more than the policy's Cash Value plus $8,000,000. For more information, see "Calculation Of The Death Benefit Proceeds" beginning on page 38.

You may request to decrease the Specified Amount. We first apply decreases to the amount of insurance coverage as a result of any prior Specified Amount increases, starting with the most recent. Then we will decrease the initial Specified Amount. We will deny a request, however, to reduce the amount of your coverage below the minimum initial Specified Amount. Also, we will deny a request that would disqualify the policy as a contract for life insurance.

To change the Specified Amount, you must submit your written request to us at our Home Office. Changes will become effective on the next monthly anniversary from the Policy Date after we approve the request. We reserve the right to limit the number of changes to one each year.

--------------------------------------------------------------------------------


SUB-ACCOUNT PORTFOLIO TRANSFERS

We will determine the amount you have available for transfers among the Sub-Account portfolios in Units based on the Net Asset Value (NAV) per share of the mutual fund in which a Sub-Account portfolio invests. The mutual fund will determine its NAV once daily as of the close of the regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time). A Unit will not equal the NAV of the mutual fund in which the Sub-Account portfolio invests, however, because the Unit value will reflect the deduction for any transaction fees and periodic charges. For more information, see "In Summary: Fee Tables," beginning on page 6, and "How Investment Experience Is Determined," beginning on page 36.

Disruptive trading practices, which hamper the orderly pursuit of stated investment objectives by underlying mutual fund managers, may adversely affect the performance of the Sub-Accounts. Prior to the policy's Maturity Date, you may transfer among the available Sub-Account portfolios; however, in instances of disruptive trading that we may determine, or may have already determined to be harmful to policy owners, we will, through the use of appropriate means available to us, attempt to curtail or limit the disruptive trading. If your trading activities, or those of a third party acting on your behalf, constitute disruptive trading, we will not limit your ability to initiate the trades as provided in your policy; however, we may limit your means for making a transfer or take other action we deem necessary to protect the interests of those investing in the affected Sub-Accounts. If you intend to use an active trading strategy, you should consult your registered representative and request information on our other policy that offers Sub-Accounts that are designed specifically to support active trading.

We may add new underlying mutual funds, or new share classes of currently available underlying mutual funds, that assess short-term trading fees. In the case of new share class additions, your subsequent allocations may be limited to that new share class. Short-term trading fees are a charge assessed by an underlying mutual fund when you transfer out of a Sub-Account before the end of a stated period. These fees will only apply to Sub-Accounts corresponding to underlying mutual funds that impose such a charge. The underlying mutual fund intends short-term trading fees to compensate the fund and its shareholders for the negative impact on fund performance that may result from disruptive trading practices, including frequent trading and short-term trading (market timing) strategies. The fees are not intended to adversely impact policy owners not engaged in such strategies. The separate account will collect the short-term trading fees at the time of the transfer by reducing the policy owner's Sub-Account value. We will remit all such fees to the underlying mutual fund.

--------------------------- ----------------------------------------------------

FIXED ACCOUNT TRANSFERS

Prior to the policy's Maturity Date, you may also make transfers involving the fixed account. These transfers will be in dollars, and we reserve the right to limit their timing and amount, including that you may not make more than one transfer every 12 months. However, during the first 24 months following the initial Policy Date you may irrevocably elect to transfer all of the Cash Value to the fixed account. For more information, see "To Irrevocably Transfer Cash Value Or Exchange The Policy" at page 26.


On transfers to the fixed account, we may not permit you to transfer over 20% of the Cash Value allocated to the Sub-Account portfolios as of the close of business of the prior Valuation Period. We reserve the right to refuse any transfer to the fixed account if the fixed account's Cash Value comprises more than 30% of the policy's Cash Value. You may not request a transfer to the fixed account before the end of the first year from the Policy Date.

On transfers from the fixed account, we may permit you transfers of no more than 20% of the Cash Value of the fixed account as of the end of the previous policy year (subject to state restrictions). Any transfers you make from the fixed account must be within 45 days of the end of a interest rate guaranteed period. An interest rate guaranteed period is the time that a stated interest rate is guaranteed to remain in effect. Currently, interest crediting rates are reset at the beginning of each calendar quarter.

--------------------------------------------------------------------------------


MODES TO MAKE A TRANSFER

To make a transfer, send your written request to us at our Home Office via first class U.S. mail. Upon receipt, we will process a transfer request at the end of the current Valuation Period. We may also permit you to use other modes of communication, subject to limitations.

        OUR CONTACT INFORMATION IS ON THE COVER PAGE OF THIS PROSPECTUS.

With respect to any telephonic or electronic mode of communication, including the Internet, we monitor transfer activity for potentially disruptive trading practices. Generally, you are limited to 20 "transfer events" per calendar year. If you initiate transfer events within a lesser time interval at a pace that is equivalent to 20 within a year, you may be required to submit all subsequent transfers via U.S. mail. To calculate transfer events, at the end of each Valuation Period, we will group together all of your transfer requests for the day. We will count this grouping as a "transfer event," regardless of the number of Sub-Accounts involved. Once 20 transfer events in a year or the equivalent in a shorter period occur, you may continue to make transfers, but only by sending your written request to us at our Home Office via first class U.S. mail for a twelve month period. Then, we begin to count transfer events over again.

We have the right to restrict transfer requests, or take any other action we deem necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, we may restrict trading strategies designed to avoid or take advantage our monitoring procedures and other measures aimed at curbing harmful trading practices.

Some investment advisers/representatives manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple policy owners. We generally will require multi-policy advisers to submit all transfer requests via U.S. mail.

We will employ reasonable procedures to confirm that instructions are genuine, especially with respect to communication via the Internet or telephone, including:

requiring forms of personal identification before acting upon instructions;

o    providing you with written confirmation of completed transactions; and/or

o    recording telephone instructions.


If we follow these procedures, we will not be liable for any loss, damage, cost or expense from complying with what we reasonably believe to be genuine instructions. Rather, you will bear the risk of loss.

Any computer system or telephone, whether it is yours, your service provider's, your representative's, or ours, can experience slowdowns or outages for a variety of reasons. These slowdowns or outages may delay or prevent our ability to process your request. Although we have taken precautions to help our system handle heavy usage, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request in writing.

--------------------------- ----------------------------------------------------

TO IRREVOCABLY TRANSFER CASH VALUE OR EXCHANGE THE POLICY

During the first 24 months of coverage, you have a right to irrevocably elect to transfer 100% of the policy's Cash Value to the fixed account, irrespective of our right to limit transfers to the fixed account. After this election, you no longer will be able to participate in the Investment Experience of the Sub-Account portfolios. Rather, the policy's Cash Value will be credited with the fixed account's interest rate. You must make your request on our official forms to the Home Office.


After the first 24 months of coverage, you may make a request to exchange the policy for a different policy so long as we receive evidence that the Insured meets our underwriting standards of insurability. The new policy may be one of our available flexible premium adjustable life insurance policies that does not have a greater Death Benefit than this policy immediately prior to the exchange date. For more information, see "In Summary: Fee Tables," beginning on page 6. The exchange may have tax consequences. For more information, see "Exchanging The Policy For Another Life Insurance Policy," beginning on page 50. This policy will terminate when the new policy takes effect.

--------------------------- ----------------------------------------------------

TO TERMINATE OR SURRENDER

You have the right to terminate the policy. Or you may surrender the policy for its Cash Surrender Value. The policy will automatically terminate when the Insured dies, the policy matures, or the Grace Period ends. For more information, see "Grace Period," beginning on page 45.


Normally, we will pay the surrender proceeds within thirty days after we receive your written request in good order at our Home Office. We reserve the right to delay payment of the cash surrender value arising from the Fixed Account for six months.


Generally, if the policy has a Cash Surrender Value in excess of the Premiums you have paid, the excess upon surrender will be included in your income for federal income tax purposes. For more information, see "Taxes-Surrender Of The Policy," beginning on page 49. The cash surrender value will be reduced by the outstanding amount of a policy loan. For more information, see "Policy Loans" beginning on page 44.

--------------------------- ----------------------------------------------------
--------------------------- ----------------------------------------------------


TO ASSIGN

You may assign any rights under the policy while the Insured is alive. If you make an assignment, your beneficiary's interest will be subject to the person(s) to whom you have assigned rights. Your assignment must be in writing, and it must be recorded at our Home Office before it will become effective. Your assignment will be subject to any outstanding policy loans. For more information, see "Policy Loans," beginning on page 44.

--------------------------- ----------------------------------------------------

PROCEEDS UPON MATURITY

If the policy is In Force on the Maturity Date, we will pay you the maturity Proceeds.

Normally, we will pay the maturity Proceeds within seven days of the Maturity Date. The payment will be postponed, however, when: the New York Stock Exchange is closed; the SEC restricts trading or declares an emergency; the SEC permits us to defer it for the protection of our policy owners; or the Proceeds are to be paid from the fixed account. The maturity Proceeds will equal the policy's Cash Value minus any indebtedness. After we pay the maturity Proceeds, the policy is terminated.

We may offer to extend the Maturity Date to coincide with the Insured's death, after which we will pay the Proceeds to your beneficiary. If you accept this offer the policy will be endorsed so that:

o    no additional Premium payments will be allowed;

o    no changes to the amount of the Specified Amount will be allowed;


o if you elected Death Benefit Option 2, the Death Benefit will be changed to Option 1. For more information, see "Death Benefit Options," beginning on page 39;



o the Death Benefit will equal either 101.97% of the Cash Value if the Death Benefit is Option 1 or the Specified Amount plus the greater of accumulated Premiums and Cash Value if the Death Benefit is Option 3;

o 100% of the Cash Value (for policies with Death Benefit Option 1) or the accumulated Premium payments (for policies with Death Benefit Option 3) will be allocated to the policy's fixed account;

o the Proceeds payable at the Insured's death will be the greater of the Death Benefit or the Cash Value;

o the Mortality and Expense charge and the Administrative charges will no longer be assessed and since the Death Benefit will be equal to the Cash Value if the Death Benefit is Option One or to the accumulated Premium payments if the Death Benefit is Option 3 the cost of insurance will become zero; and

o the Maturity Date will not be extended where the policy will fail the definition of life insurance.

--------------------------- ----------------------------------------------------

REPORTS AND ILLUSTRATIONS

We will send you transaction confirmations. We will also send you semi-annual and annual reports that show:

o    the specified coverage amount

o    the current Cash Value

o    Premiums paid

o    the Cash Surrender Value

o    all charges since the last report

o    outstanding policy indebtedness

We will send reports to the address you provide on the application, or to another you may specify. At any time, you may ask for an illustration of future benefits and values under the policy. We do not charge for illustrations.

--------------------------- ----------------------------------------------------

ERRORS OR MISSTATEMENTS

If an error or misstatement of age was made in completing the application, then we will adjust the Death Benefit and Cash Value accordingly.

To determine the adjusted Death Benefit, we will multiply the Net Amount at Risk at the time of the Insured's death by the ratio of the monthly cost of insurance applied at the true age in the policy month of death and the monthly cost of insurance that should have been applied at the true age in the policy month of death. We will then add this adjusted amount that reflects the true age to the Cash Value of the policy at the Insured's death. The Cash Value will be adjusted to reflect the cost of insurance charges on the correct age from the Policy Date.

INCONTESTABILITY

Except for intentional material misrepresentations, we will not contest payment of the Death Benefit Proceeds based on the initial Specified Amount after the policy has been In Force for two years from the Policy Date. For any change in Specified Amount requiring evidence of insurability, we will not contest payment of the Death Benefit Proceeds based on such an increase after two years from the effective date of the increase.


IF WE MODIFY THE POLICY

Any modification (or waiver) of our rights or requirements under the policy must be in writing and signed by our president or corporate secretary. No agent may bind us by making any promise not contained in the policy.

We may modify the policy, our operations, or the separate account's operations to meet the requirements of any law (or regulation issued by a government agency) to which the policy, our company, or the separate account is subject. We may modify the policy to assure that it continues to qualify as a life insurance contract under the federal tax laws. We will notify you of all modifications, and we will make appropriate endorsements to the policy.

--------------------------------------------------------------------------------
                                     RIDERS
--------------------------------------------------------------------------------

Riders are available for you to design the policy to meet your specific needs. You may elect one or both of them. However, once the policy is In Force, we may require further evidence of insurability to add a Rider. Availability varies by state. You will incur an additional charge for the Additional Protection (insurance) Rider so long as: the policy remains in effect and the Rider's term has not expired; we pay the Rider's benefit; or you decide to terminate the Rider in a written request to our Home Office. For more information on the costs of the Additional (insurance) Protection Rider, see "In Summary: Fee Tables," beginning on page 6, and "Charges," beginning on page 30.

--------------------------------------------------------------------------------

CHANGE OF INSURED RIDER

You may exchange the Insured for a new Insured, subject to insurability and other conditions. We do not charge for this Rider, but we base future policy charges on the characteristics of the new Insured. You may elect this Rider at any time.

--------------------------- ----------------------------------------------------

ADDITIONAL (INSURANCE) PROTECTION RIDER

This Rider is only available to purchase when you purchase the policy. The benefit is supplemental life insurance on the Insured. The policy pays a benefit, in addition to the base (non-rider) Death Benefit, to the beneficiary upon the Insured's death.


The benefit amount varies monthly and is based on the Death Benefit option you have chosen. For more information, see "Death Benefit Options" on page 39.

The Rider's cost is determined by multiplying a monthly cost of insurance by the Rider's Death Benefit amount. For more information, see "In Summary: Fee Tables" on page 6. You may renew coverage annually until the policy Maturity Date.

Certain terms and conditions apply to the Rider including that two years after the Rider's effective date we will not contest the payment of the benefit for any reason other than you failing to pay enough Premium to cover the cost of insurance for the Rider. Also, if the Insured dies of suicide within two years of the Rider taking effect, we will pay the cost of insurance we deducted for the Rider, but not the Rider's Death Benefit. If the age of the Insured is misstated or erroneous, we will adjust the Rider's Death Benefit to reflect the true age.

--------------------------------------------------------------------------------
                                     PREMIUM
--------------------------------------------------------------------------------

This policy does not require a scheduled payment of Premium to keep it In Force. The policy will remain in effect as long as the conditions that cause the policy to Lapse do not exist.

--------------------------- ----------------------------------------------------

INITIAL PREMIUM

The amount of the initial Premium required for us to issue this policy will depend on the initial Specified Amount of insurance you request, the Death Benefit option you select, and any Riders you select. Generally, the higher the required initial Specified Amount, the higher the initial Premium will be. Similarly, because Death Benefit Options Two and Three provide for a potentially greater Death Benefit than Death Benefit Option One, Death Benefit Options Two and Three may require a higher amount of Premiums. Also, the age, health, and activities of the Insured will affect our determination of the risk of issuing the policy. In general, the greater this risk, the higher the initial Premium will be.

Whether we will issue full insurance coverage depends on the Insured meeting all underwriting requirements, you paying the initial Premium, and our delivery of the policy while the Insured is alive. We will not delay delivery of the policy to increase the likelihood that the Insured is not still living. Depending on the outcome of our underwriting process, more or less Premium may be necessary for us to issue the policy. We also retain the right to not issue the policy, after which, if we exercise this right, we will return your payment within two business days.

You may pay the initial Premium to our Home Office or to our authorized representative. The initial Premium payment must be at least $50 per policy.

--------------------------- ----------------------------------------------------

SUBSEQUENT PREMIUMS

You may make additional Premium payments at any time while the policy is In Force, subject to the following:

o We may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount at Risk. Whether we exercise this right depends on: the length time since the Policy Date; the standard underwriting criteria for the amount of insurance after the requested increase; the number of policies owned by the policy owner; and the degree of uniformity with respect to the requested increases across the policies owned by the policy owner. The longer the period, the greater the difference between the underwriting class at the time of issue and at the time of the increase, and the less uniform the changes across all policies you own, the more likely we will be to exercise this right. If we do not exercise our right to refuse a Premium payment which increases our Net Amount at Risk, we do not waive our right to refuse subsequent Premium payments which increase our Net Amount at Risk.

o We will refund Premium payments that exceed the applicable Premium limit established by the IRS to qualify the policy as a contract for life insurance. As discussed in the "Taxes" section of this prospectus, additional Premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. We will monitor Premiums paid and other policy transactions and will notify you when the policy's non-modified endowment contract status is in jeopardy; and

o We may require that policy indebtedness be repaid prior to accepting any additional Premium payments. Some, but not all, of the situations when we might exercise this right include when your policy loans exceed 90% of the cash value, when the Premium payment would result in an increase in the Net Amount at Risk, or when a Premium payment may alter the character of the policy for tax purposes. We will tell you that we intend to apply the money you have sent us to loan repayment rather than as a Premium payment before processing the transaction.

If you decide to make a subsequent Premium payment, you must send it to our Home Office. Each Premium payment must be at least $50 per policy.

--------------------------------------------------------------------------------
                                     CHARGES
--------------------------------------------------------------------------------



PLEASE READ AND CONSIDER THE FOLLOWING, WHICH WE INTEND TO BE AN AMPLIFICATION (BUT IT MAY ALSO BE DUPLICATIVE), IN CONJUNCTION WITH THE FEE TABLES, AND THE ACCOMPANYING FOOTNOTES, APPEARING EARLIER IN THE PROSPECTUS. SEE "IN SUMMARY:
FEE TABLES," BEGINNING ON PAGE 6. ALSO, SEE THE POLICY, INCLUDING THE POLICY DATA PAGE, AND THE RIDERS, FOR MORE INFORMATION.

We will make deductions under the policy to compensate us for the services and benefits we provide, the costs and expenses we incur, and the risks we assume. Every time you make a Premium payment, we will charge against that Premium payment a premium load. We will deduct all other charges from the policy's cash value (rather than a Premium payment), except for mortality and expense risk . We will only deduct the mortality and expense risk charge from the Cash Value of the Sub-Account portfolios, and we will only deduct the loan amount interest charge from the Cash Value of the loan account.


There are also charges associated with the Sub-Account portfolios. While you will not pay them directly, they will affect the value of the assets in the Sub-Account portfolios. On a daily basis, the manager of each mutual fund that comprises the policy's available variable investment options deducts operating charges from that mutual fund's assets before calculating the NAV. (We use NAV to calculate the value of your corresponding Sub-Account portfolio allocation in Units.) More detail about these charges is contained in the prospectus for the mutual fund.

--------------------------------------------------------------------------------

PREMIUM LOAD (CHARGE)

This charge amounts to no more than 9.0% of Premium and is reduced to 5.5% of Premium payment starting with the seventh year from the Policy Date. The charge partially recoups sales expenses and premium taxes. After this charge is deducted, the remaining premium is invested in the investment options you elect.


We calculate the Premium load charge using a "target premium." Federal tax law limits the amount of Premium you can pay and have the policy continue to be life insurance for tax purposes. For more information, see "The Minimum Required Death Benefit" beginning on page 39. Target premium is 28.57% of the maximum annual Premium allowed under the Internal Revenue Code assuming that: the policy is not a "modified endowment contract" as defined in the Code (for more information see, "Periodic Withdrawals, Non-Periodic Withdrawals And Loans" beginning on page 48); the policy's death benefit is equal to the base (non-rider) portion of the Specified Amount; and you are paying seven level, annual Premiums.



Currently, the charges for policies vary according to the time of purchase and amount of annual Premium as follows:

   For Policies Issued On or After September 9, 2002 With $500,000 Or More Of
                            Annual Premium Per Owner

For the first five policy years:

     9.00%of Premium payments for the base (non-rider) portion of the Specified
          Amount up to "target Premium",

     plus 6.50% of Premium payments in the excess of the target premium for the base (non-rider) portion of the Specified Amount,


     plus 3.29% minus (1.29% of the Premium times the proportion of additional protection rider to the total Specified Amount) of the Premium payments for the additional protection rider portion of the Specified Amount;

     For policy years six through ten: 3.50% of Premium payments;

     For policy years eleven and after: 2.00 % of Premium payments.


        For Policies Issued On or After September 9, 2002 With Less Than
                      $500,000 Of Annual Premium Per Owner

For the first seven policy years:

     9.00% of Premium payments up to target premium;

     plus 7.00% of Premium payments over the target premium;

For policy years eight through ten: 5.50% of Premium payments; and then

For policy years eleven and after: 3.50% of Premium payments.

                 For Policies Issued Prior To September 9, 2002

For the first seven policy years:

     9.00%of Premium payments for the base (non-rider) portion of the Specified Amount up to target Premium;

     plus 6.50% of Premium payments in the excess of the target premium for the base (non-rider) portion of the Specified Amount,

     plus 6.50% of Premium Payments for the additional protection rider portion of the Specified Amount.

For years eight and after: 3.50% Premium payments.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PARTIAL SURRENDER FEE

You may request a partial surrender after the first year from the Policy Date, and we may charge a partial surrender fee of the lesser of $25 or 2% of the surrendered amount to compensate us for the administrative costs in calculating and generating the surrender amount. Currently we do not assess this charge.

---------------------------- ---------------------------------------------------
 COST OF INSURANCE

We will determine this charge by multiplying the current (non-rider) monthly cost of insurance rate by the Net Amount at Risk for the base portion of the Specified Amount. This charge compensates us for providing insurance protection under the policy.

We base the cost of insurance rates on our expectancies of future mortality and expense. The current cost of insurance rate will vary by demographic factors such as: age; tobacco use; duration since issue; Specified Amount; underwriting class; and any substandard ratings. The current cost of insurance charges are based on future expectations for factors such as: mortality; investment earnings; persistency; expenses; and taxes. Any changes in these expectations may result in increased cost of insurance charges for your policy. If so, your policy's Cash Value will be adversely affected in future years.

We may underwrite your policy on a non-medical basis that may result in a higher cost of insurance charge. Non-medical underwriting means that a physical examination to obtain medical information on the proposed Insured is not required to issue the policy. The higher cost of insurance charge would compensate us for assuming additional mortality risk as a result of issuing without the information that results from medical underwriting.

We may use a separate cost of insurance rate for the initial Specified Amount and any increase. Periodically, we will reevaluate the current base (non-rider) cost of insurance rates based on our expectations about future experience. Any changes in the current cost of insurance rates will be uniformly applied to Insureds of the same underwriting rate class.

--------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK

This charge is guaranteed not to exceed 0.75% of the policy's Cash Value on an annualized basis. Currently, during the first through fourth years from the Policy Date, this charge is 0.40% per annum of Cash Value and during the fifth through twentieth years from the Policy Date, it is 0.25% per annum of Cash Value. Thereafter, this charge currently is 0.10% per annum of Cash Value. The charge compensates us for assuming risks associated with mortality and expense costs and we may profit from it. The mortality risk is that the Insured does not live as long as expected. The expense risk is that the costs of issuing and administering the policy are more than expected. The charge is guaranteed not to exceed a stipulated maximum. For more information, see "In Summary: Fee Tables," beginning on page 6.

--------------------------------------------------------------------------------
POLICY LOAN INTEREST

We charge interest on the amount of an outstanding policy loan, at a rate no greater than 3.75% per annum, which will accrue daily and become due and payable at the end of each year from the Policy Date or at the time you take an additional loan. If left unpaid, we will add it to the policy's outstanding indebtedness.

As collateral or security for repayment, we will transfer an equal amount of Cash Value to the policy loan account on which interest will accrue and be credited daily. The minimum guaranteed interest crediting rate is stated on the Policy Data Page.

--------------------------------------------------------------------------------


ADMINISTRATIVE

The maximum guaranteed administrative charge is $10, but we currently are charging $5. This charge reimburses us for the costs of maintaining the policy, including for accounting and record keeping.

---------------------------- ---------------------------------------------------

ADDITIONAL (INSURANCE) PROTECTION RIDER

This charge compensates us for providing supplemental life insurance on the Insured. We ) will determine this charge by multiplying the Rider's current cost of insurance rate bythe Net Amount at Risk for the Rider portion of the Specified Amount.


We base the additional protection cost of insurance rate on our expectation as to the Insured's mortality. The additional protection cost of insurance rate will vary by: the Insured's age; tobacco use; duration since issue; underwriting class; any substandard ratings; and the Specified Amount of the Rider. Periodically, we will reevaluate the Rider's current cost of insurance rates based on our expectations about future experience. Any changes in the current cost of insurance rates will be uniformly applied to Insureds of the same underwriting rate class. Any changes in these expectations may result in increased cost of insurance charges for the Rider.



---------------------------- ---------------------------------------------------


A NOTE ON CHARGES

We make many assumptions and account for many economic and financial factors in establishing fees and charges. As we noted at the beginning of this "Charges" section, the deductions we make under the policy are designed to compensate us for the services and benefits we provide, the distribution and operational expenses we incur, and the risks we assume. Our initial expenses in distributing and establishing the contract exceed the deductions we make during the early stages of policy ownership. Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long term financial product. Accordingly, we have designed the policy with features and underlying investment options that we believe support and encourage long-term ownership. The "In
Summary: Fee Tables," beginning on page 6 sets out the costs you incur when you purchase this policy. The following two sections describe how we use some of those charges to distribute the policy and how some of the underlying investment options pay us for services we provide to them. Neither of these transactions alters the charges you pay for the policy. Rather, these two sections provide you with information about how we set those charges. You should consider how these transactions may affect any advice you may receive with respect to the policy.

Distribution, Promotional and Sales Expenses

Commissions to broker/dealer firms are among the promotional and sales expenses we incur when distributing the policy. We may pay a maximum gross commissions of up to 35% of first year premiums and 10% for renewal premiums after the first year. In lieu of these premium based commissions, we may pay an equivalent amount that we calculate as a percentage of assets. Asset-based commissions may be up to 0.70% of the non-loaned Cash Value per year. Combinations of payment forms that generally equate to this maximum commission amount may also be utilized. The actual level of commissions we pay depends on factors such as the level of premium we receive from the respective broker/dealer firms and the scope of the services they provide. Individual registered representatives typically receive a portion of the commissions we pay, depending on their arrangement with their broker/dealer firm.

In addition to commissions, we may also furnish marketing and expense allowances to certain firms based on our assessment of that firm's capabilities and demonstrated willingness to promote and market our products. The firms determine how these allowances are spent. If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative.

Revenue from Underlying Mutual Funds

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. Since the Variable Account purchases fund shares on behalf of all policy holders, it serves as a single shareholder of the fund. By processing aggregated policy owner transactions, we relieve the fund of the expenses of processing individual policy owner transactions. We also pay the costs of selling the policy as outlined in the preceding section. Sales of the policy benefits the funds by allowing policy owners to purchase interests in the Sub-Accounts, which then results in the Variable Account's purchase of fund shares. We perform all of the accounting and recordkeeping for the Sub-Accounts, and pay any processing cost associated with the redemption of interests in the Sub-Accounts. The funds understand and acknowledge that, in performing these functions and incurring these costs, we provide substantial value to the funds. Accordingly, the underlying mutual funds pay us (or our affiliates) a fee for some of the distribution and operational services we provide and the related costs we incur. The underlying mutual funds understand and acknowledge the value of these services provided by Nationwide. Accordingly, the underlying mutual funds pay Nationwide (or Nationwide affiliates) a fee for some of the distribution and operational services that Nationwide provides (and related costs incurred). These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets. Alternatively, such payments may be made pursuant to service/administration agreements between Nationwide (or Nationwide affiliate) and the underlying mutual fund's adviser (or its affiliates), in which case payments are typically made from assets outside of the underlying mutual fund assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the underlying mutual fund. In setting the charges for this policy we considered the amount of these payments expected to be received from the underlying mutual funds. Without these payments, our charges would be expected to be higher. We include only funds in the Variable Account that make these payments for the services we provide.

--------------------------------------------------------------------------------
                  TO ALLOCATE PREMIUM AND SUB-ACCOUNT VALUATION
--------------------------------------------------------------------------------

You may choose to allocate all or a portion of your Net Premium to any Sub-Account. When this actually happens depends on the right to examine law of the state in which you live. Or you may choose to allocate all or a portion of your Net Premium to the fixed investment option, and we will allocate it when we receive it.

Based on the right to examine law, some states require that we refund the initial Premium if you exercise your right to cancel the policy. Others require that we return the cash value. If yours is a state that requires us to refund the initial Premium, we will hold the initial Net Premium in the GVIT Gartmore GVIT Money Market Fund: Class I. Once your examination right ends, we will transfer the cash value to your Sub-Account allocations in effect when at the time of the transfer. If yours is a state that requires us to refund the cash value, we will allocate the Net Premiums to the Sub-Account choices in effect at the time of the transfer. After your right to cancel the policy expires, all Premium payments will be allocated to the Sub-Account choices in effect when we received the Premium payment.
--------------------------- ----------------------------------------------------

VARIABLE INVESTMENT OPTIONS

The separate account invests in shares of the available Sub-Account portfolios. Each Sub-Account portfolio invests in a mutual fund that is registered with the SEC. This registration does not involve supervision of the management or investment practices or policies of the portfolios or mutual funds by the SEC.


Each Sub-Account portfolio's assets are held separately from the assets of the other Sub-Account portfolios, and each Sub-Account portfolio has investment objectives and policies that are different from those of the other Sub-Account portfolios. Thus, each Sub-Account portfolio operates as a separate investment fund, and the income or losses of one Sub-Account portfolio generally have no effect on the investment performance of any other Sub-Account portfolio. The "Available Sub-Accounts" section identifies the available mutual funds, by name, investment type and adviser, and includes expense information for each.


--------------------------- ----------------------------------------------------

THE FIXED INVESTMENT OPTION

The Premium you allocate to the fixed investment option is held in the fixed account, which is part of our general account. The general account contains all of our assets other than those in the separate accounts. These assets are subject to our general liabilities from business operations. The general account is used to support our insurance and annuity obligations. Any amounts in excess of the separate account liabilities are deposited into our general account. We bear the full investment risk for all amounts allocated to the fixed account.


We guarantee that the amounts you allocate to the fixed investment option will be credited interest daily at a net effective annual interest rate of at least no less than the stated interest crediting rate on the Policy Data Page. We will credit any interest in excess of the guaranteed interest crediting rate at our sole discretion. You assume the risk that the interest we credit to the amounts you allocate to the fixed investment option may not exceed the minimum guarantee of the guaranteed interest crediting rate for any given year.

The amounts you allocate to the fixed investment option will not share in the investment performance of our general account. Rather, the investment income you earn on your allocations will be based on varying rates we set. Currently, the rates are set at the beginning of each calendar quarter and will be effective for at least three months.

The general account is not subject to the same laws as the separate account, and the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. However, information about the fixed account is subject to federal securities laws relating to the accuracy and completeness of statements made by prospectus disclosure.

--------------------------- ----------------------------------------------------

ALLOCATION OF PREMIUM AND CASH VALUE

We allocate your Premium payments to Sub-Accounts or the fixed account per your instructions. You must specify your Premium payments in whole percentages. The sum of allocations must equal 100%.

--------------------------- ----------------------------------------------------

WHEN SUB-ACCOUNT UNITS ARE VALUED

We will price Sub-Account Units on any day the New York Stock Exchange (NYSE) is open for business, unless we are closed.

We will not price Sub-Account Units on these recognized holidays.

o New Year's Day                      o Independence Day
o Martin Luther King, Jr. Day         o Labor Day
o Presidents' Day                     o Thanksgiving
o Good Friday                         o Christmas
o Memorial Day

In addition, we will not price Sub-Account Units if:

     o    trading on the New York Stock Exchange is restricted;

     o an emergency exists making disposal or valuation of securities held in the separate account impracticable; or

     o the SEC, by order, permits a suspension or postponement for the protection of security holders.

SEC rules and regulations govern when the conditions described above exist. Any transaction you try to effect when we are closed will not happen until the next day we and the NYSE are both open for business.

--------------------------- ----------------------------------------------------

HOW INVESTMENT EXPERIENCE IS DETERMINED

Though the number of Sub-Account Units will not change as a result of Investment Experience, changes in the net investment factor may cause the value of a Sub-Account Unit to increase or decrease from Valuation Period to Valuation Period. Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the mutual fund shares, because of the deduction for mortality and expense risk charge, and any charge or credit for tax reserves.

We determine the change in Sub-Account values at the end of a Valuation Period. The Sub-Account Unit value for a Valuation Period is determined by multiplying the Sub-Account Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.

We determine the net investment factor for any Valuation Period by dividing (a) by (b) and then subtracting (c) where:

     (a)  is the sum of:

          o the Net Asset Value per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period after taxes or tax credits; and

          o the per share amount of any dividend or income distributions made by the mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).

     (b) is the Net Asset Value per share of the mutual fund determined as of the end of the immediately preceding Valuation Period after taxes or tax credits; and

     (c)  is a charge for Mortality and Expense Risk.

--------------------------- ----------------------------------------------------

CASH VALUE

The policy has a Cash Value. There is no guaranteed Cash Value. The Cash Value will vary depending on where you allocate your Net Premium. Amounts allocated to the fixed account and policy loan account vary based on the daily crediting of interest to those accounts. Amounts allocated to the Sub-Account portfolios vary daily based on the Investment Experience of the Sub-Account portfolios. It will also vary because we deduct the policy's periodic charges from the cash value. So, if the policy's cash value is part of the Death Benefit option you have chosen, then your Death Benefit will fluctuate.

We compute the Cash Value of your policy by adding the Sub-Account portfolio Unit values to the money you have allocated to the fixed investment option and adding the amount in the policy loan account.

     We will determine the value of the assets in the separate account at the end of each Valuation Period. We will determine the Cash Value at least monthly. To determine the number of Sub-Account Units credited to each Sub-Account, we divide the net amount you allocate to the Sub-Account by the Sub-Account Unit value for the Sub-Account (using the next Valuation Period following when we receive the Premium).

If you surrender part or all of the policy, we will deduct a number of Sub-Account Units from the separate account and an amount from the fixed account that corresponds to the surrendered amount. Thus, your policy's Cash Value will be reduced by the surrendered amount. If we assess a partial surrender charge, we will subtract the charge from the proceeds before delivering the net amount to you.

Similarly, when we assess charges or deductions, a number of Sub-Account Units from the separate account and an amount from the fixed account that corresponds with the charge or deduction will be deducted from the policy's Cash Value. Unless you direct otherwise, we make these deductions in the same proportion that your interests in the separate account and the fixed account bear to the policy's total Cash Value.


The Cash Value in the fixed account and the policy loan account is credited with interest daily at the guaranteed minimum annual effective rate stated on the Policy Data Page. We may decide to credit interest in excess of the guaranteed minimum annual effective rate. For the fixed account, we will guarantee the current rate in effect through the end of the calendar quarter. Upon request, we will inform you of the current applicable rates for each account. For more information, see "The Fixed Investment Option," beginning on page 35 and "Loan Amount And Interest," beginning on page 44.


On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.

--------------------------- ----------------------------------------------------
--------------------------- ----------------------------------------------------

DOLLAR COST AVERAGING

You may elect to participate in a dollar cost averaging program. Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your Premium among the Sub-Account portfolios and the fixed investment option over a period of time to allow you to potentially reduce the risk of investing most of your Premium into the Sub-Accounts at a time when prices are high.

There is no additional charge for dollar cost averaging. A dollar cost averaging program may not be available in all states. We do not assure the success of these strategies; success depends on market trends. We cannot guarantee that dollar cost averaging will result in a profit or protect against loss. You should carefully consider your financial ability to continue these programs over a long enough period of time to purchase Units when their value is low, as well as when it is high. We may modify, suspend or discontinue these programs at any time. We will notify you in writing 30 days before we do this.

     On a monthly basis (or another frequency we may permit), a specified dollar amount of your Premium is systematically and automatically transferred from the fixed account to a Sub-Account portfolio. With dollar cost averaging, you may also have Premium transferred from the GVIT Gartmore GVIT Money Market Fund:
Class I.

     With dollar cost averaging, we will continue to process transfers until there is no more value left in the fixed account or the originating mutual fund(s). You may also instruct us in writing to stop the transfers. If you have Premium transferred from the fixed account, the amount must be no more than 1/30th of the fixed account value at the time you elect to participate in the program. Either you elect to participate in the dollar cost averaging program upon application or by submitting an election form before the beginning of the month.

--------------------------------------------------------------------------------
                                THE DEATH BENEFIT
--------------------------------------------------------------------------------

CALCULATION OF THE DEATH BENEFIT PROCEEDS

We will calculate the Death Benefit and pay it to the beneficiary when we receive at our Home Office proof that the Insured has died, as well as other customary information. The Death Benefit may be subject to an adjustment if death occurs within the contestability period or at any time if there has been a material misstatement.

While the policy is In Force, the Death Benefit will never be less than the Specified Amount. The Death Benefit will depend on which option you have chosen and the tax test (as described in the following "Minimum Required Death Benefit" section) you have elected. Also, the Death Benefit may vary with the Cash Value of the policy, which depends on investment performance. You may choose one of three Death Benefit options. Not all Death Benefit options are available in all states. If you do not elect a Death Benefit, the policy's Death Benefit will be Option One.

For policies issued after the later of May 1, 2002 or the date we are authorized to issue policies with a maximum Death Benefit within your state, we reserve the right to limit the amount of insurance under any policy to the maximum Death Benefit. Currently, the maximum Death Benefit is equal to the sum of the Cash Value and the lesser of (i) 200% of the Specified Amount on the policy issue date and (ii) $8,000,000. We may increase the maximum Death Benefit at our sole discretion.


We will calculate the Death Benefit on the monthly anniversary and upon the death of the Insured. If the calculation exceeds the maximum Death Benefit, we reserve the right to pay to you a pre-death distribution to reduce the Cash Value so that the Death Benefit will not exceed the sum of the Cash Value and the lesser of (i) 180% of the Specified Amount on the policy issue date and (ii) $7,200,000. If Death Benefit Option 3 is applicable and the accumulated Premium account is greater than the Cash Value, we reserve the right to reduce the amount previously credited to the accumulated Premium account to an amount equal to 90% of the Cash Value immediately before the distribution. For example, if at the time of the pre-death distribution, your Cash Value is $100 and your accumulated Premium account is $102, we would reduce your accumulated Premium account by $12 to $90 (i.e., 90% of the Cash Value). The accumulated Premium account will not become less than zero because of a pre-death distribution.


The maximum Death Benefit may, under certain circumstances, curtail the flexibility that the policy affords you. For example, the policy's Cash Value may increase at a rate that outpaces the ratio of Cash Value to life insurance permitted under the Internal Revenue Code. In some instances, you and we may address this situation by increasing the Specified Amount of insurance so that the policy's ratio of Cash Value to life insurance is readjusted to comply with the tax code definition. If, however, an increase in the Specified Amount would cause the Death Benefit to exceed the maximum Death Benefit, then this method of achieving compliance with the tax code definition of life insurance may not be available.

We will notify you that a pre-death distribution and/or a reduction in the accumulated Premium account has been generated. We will send this notice no later than thirty days after we become aware that the maximum Death Benefit has been exceeded. Taxes arising from the pre-death distribution, if any, are your responsibility. We urge you to confer with your tax adviser regarding tax implications of receiving a pre-death distribution prior to the purchase of this policy.

--------------------------- ----------------------------------------------------

DEATH BENEFIT OPTIONS

There are the three Death Benefit options under the policy. You may choose one. If you do not choose one of the following Death Benefit options, we will assume that you intended to choose Death Benefit Option One.

     OPTION ONE

          The Death Benefit will be the greater of the Specified Amount or the minimum required Death Benefit.

     OPTION TWO

          The Death Benefit will be the greater of the Specified Amount plus the Cash Value as of the date of death (which will vary with the investment performance), or the minimum required Death Benefit.

     OPTION THREE

          The Death Benefit will be the greater of the sum of the Specified Amount on the date of death and the accumulated Premium account (which consists of all Premium payments accumulated to the date of the death less partial surrenders accumulated to the date of death) or the minimum required Death Benefit.


     The Proceeds payable upon the death of the Insured are equal to Death Benefit reduced by policy indebtedness and unpaid charges and increased by any insurance provided by riders. Also, for policies to which an "other amount paid at surrender" is available as of the time the Proceeds become payable may receive an additional payment. For more information, see "Other Amounts Paid At Surrender" beginning on page 41. This additional payment will be based on the other amount paid at surrender at the time the Proceeds become payable.

--------------------------- ----------------------------------------------------

THE MINIMUM REQUIRED DEATH BENEFIT

Each death benefit option has a minimum required Death Benefit. The minimum required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.

The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle.

At the time we issue the policy, you irrevocably elect one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:

     o    the cash value accumulation test; or

     o    the guideline premium/cash value corridor test.

The cash value accumulation test determines the minimum required Death Benefit by multiplying the account value by a percentage set out in the federal tax regulations to the Code. The percentages depend upon the Insured's age, sex and underwriting classification.

Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient death benefit in relation to the account value at all times.

The guideline Premium/Cash Value corridor test determines the minimum required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.

Regardless of which test you elect, we will monitor compliance to assure that the policy meets the statutory definition of life insurance for federal tax purposes. As a result, the death Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes.

If you do not elect a test, we will assume that you intended to elect the cash value accumulation test.

--------------------------- ----------------------------------------------------

CHANGES IN THE DEATH BENEFIT OPTION


After the first policy year, you may elect to change the Death Benefit option under the policy from either Option One to Option Two, or from Option Two to Option One. You may not change from or to Option Three. We will permit only one change of Death Benefit option per policy year. The effective date of a change will be the monthly anniversary date following the date we approve the change.

For any change in the Death Benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.

We will adjust the Specified Amount so that the difference between the Death Benefit and the Cash Value (i.e., the Net Amount at Risk) remains constant before and after the Death Benefit option change. Because your Net Amount at Risk is the same before and after the reduction, reducing the Specified Amount by itself does not alter the policy's cost of insurance. The policy's charges going forward, however, will be based on a new Specified Amount that will change the calculation of those charges. Depending on changes in factors such as the Cash Value, these charges may increase or decrease after the reduction.

Where the policy owner has selected the guideline premium/cash value corridor test, a change in Death Benefit option will not be permitted if it results in the total Premiums paid exceeding the maximum Premium limitations under Section 7702 of the Code.

--------------------------- ----------------------------------------------------

SUICIDE

If the Insured dies by suicide, while sane or insane, within two years from the Policy Date, we will pay no more than the sum of the Premiums paid, less any indebtedness, and less any partial surrenders. If the Insured dies by suicide, while sane or insane, within two years from the date we accept an application for an increase in the Specified Amount, we will pay no more than the Death Benefit associated with the initial Specified Amount, plus the cost of insurance charges associated with the increase in Specified Amount.

--------------------------------------------------------------------------------
                                   SURRENDERS
--------------------------------------------------------------------------------


FULL SURRENDER

You may surrender the policy for the cash surrender value at any time while the Insured is alive. We calculate the cash surrender value based on the policy's cash value. For more information, see "Cash Value," beginning on page 37. To derive the cash surrender value, we will deduct from the cash value, any due and payable periodic charges and Indebtedness. The effective date of a surrender will coincide with the date on which we receive the policy and your written request at our Home Office. We reserve the right to postpone payment of that portion of the cash surrender value attributable to the fixed account for up to six months.

--------------------------- ----------------------------------------------------
--------------------------- ----------------------------------------------------

OTHER AMOUNTS PAID AT SURRENDER

For a policy purchased by a corporation or another entity, an amount may be paid by us in addition to the policy's Cash Surrender Value if, during a limited, specified time period, the policy is completely surrendered and the surrender Proceeds are paid directly to the policy owner as of the date of issue. We will inform you of the availability of this arrangement at the time you apply for the policy. This payment will not be made from the policy, but is a separate obligation of Nationwide. This additional payment does not apply to a partial surrender, to a policy loan, or to a complete surrender for which you instruct us to pay the Proceeds to a party other than the policy owner as of the date of issue. An additional surrender payment may also be available to an individually owned policy if the Premiums are paid by a corporate sponsor to whom the individual has assigned rights under the policy.

The amount, duration, and availability of additional surrender payments may vary based on a number of factors, including:

     o    the number of Insureds;

     o    the nature of the relationship among individual Insureds;

     o    the purpose for which the policies are being purchased;

     o    the expected persistency of the policies; and

     o any other circumstances which are rationally related to an expected reduction in acquisition or administrative costs.

We will pay surrender payments that are in addition to the policy's Cash Surrender Value from our general account. WE URGE YOU TO CONSULT WITH YOUR TAX ADVISER ABOUT THE TAX TREATMENT OF ADDITIONAL SURRENDER PAYMENTS. The criteria for additional surrender payments may change from time to time. Additional surrender payments will be determined in a manner that is not unfairly discriminatory to policy owners.

--------------------------- ----------------------------------------------------

PARTIAL SURRENDER

After the policy has been In Force for one year, you may request a partial surrender by sending a written request to the address on the first page of this prospectus. We reserve the right to limit partial surrenders to one per year.

We permit partial surrenders if the partial surrender satisfies the following requirements:

     o    the minimum partial surrender is $500;

     o a partial surrender may not cause the total Specified Amount to be reduced below the minimum Specified Amount shown on the Policy Data Page;

     o the maximum amount of a partial surrender is the Cash Surrender Value less the greater of $500 or three monthly deductions; and

     o after the partial surrender, the policy continues to qualify as life insurance.

--------------------------- ----------------------------------------------------

REDUCTION OF SPECIFIED AMOUNT ON A PARTIAL SURRENDER

When a partial surrender is made, we reduce the Cash Value by the amount of the partial surrender. If the policy assets are held in more than one Sub-Account, we effect the partial surrender proportionately from the assets in each Sub-Account at the time of the partial surrender. We will distribute amounts from the fixed account only when there are insufficient amounts in the Sub-Accounts.

When you take a partial surrender, ordinarily we will reduce the Specified Amount so that the Net Amount at Risk does not increase. Because your Net Amount at Risk is the same before and after the reduction, a partial surrender by itself does not alter the policy's cost of insurance. The policy's charges going forward, however, will be based on a new Specified Amount that will change the calculation of those charges. Depending on changes in factors such as the fluctuation in the policy's Cash Value, these charges may increase or decrease after the reduction in Specified Amount.

However, we will not decrease the Specified Amount by more than the partial surrender amount reduced by any preferred partial surrenders. A preferred partial surrender is a partial surrender that:

     o    occurs before the 15th policy anniversary; and

     o when added to any prior preferred policy surrenders in that same policy year, it does not exceed 10% of the Cash Surrender Value as of the beginning of the policy year.

Any reduction we make to the Specified Amount will be made in the following order:

     o    against the most recent increase in the Specified Amount;

     o against the next most recent increases in the Specified Amount in succession; and

     o    against the Specified Amount under the original application.


While we reserve the right to deduct a partial surrender fee, we currently deduct none. Certain partial surrenders may result in currently taxable income and tax penalties. Also, partial surrenders could cause your policy to become a "modified endowment contract" under the Code, which would change the income tax treatment of any distributions from the policy. For more information, see "Periodic Withdrawals, Non-Periodic Withdrawals And Loans," beginning on page 48.

--------------------------------------------------------------------------------
                               THE PAYOUT OPTIONS
--------------------------------------------------------------------------------


You have a number of options of receiving Proceeds, besides in a lump sum, which you may elect upon application. We will pay the Proceeds from our general account. If you do not make an election, when the Insured dies, the beneficiary may do so. If the beneficiary does not make an election, we will pay the Proceeds in a lump sum. Normally, we will make the lump sum payment within seven days (30 days if the Proceeds are paid because of the Insured's death) after we receive your written request at our Home Office. We reserve the right to delay for six months from the date of your request the payment of any surrender Proceeds allocated to the fixed account. Also, we will postpone any payment of Proceeds on the days we are unable to price Sub-Account Units. For more information, see "When Sub-Account Units Are Valued," beginning on page 36. To elect more than one payout option, you must apportion at least $2,000 per option, which would amount to a payment, at specified intervals, of at least $20. At any time before Proceeds become payable, you may request to change your payout option in writing to our Home Office. At any time before the Proceeds become payable, you may request to change your payout option in writing to our Home Office. Changing the beneficiary of the policy will revoke the settlement options in effect at that time. Proceeds are neither assignable nor subject to claims of creditors or legal process.


Please note that for the remainder of The Payout Options section only, "you" means the person we are obligated to pay.

--------------------------------------------------------------------------------
--------------------------- ----------------------------------------------------

INTEREST INCOME

You keep the Proceeds with us to earn interest at a specified rate. The Proceeds can be paid at the end of 12-, six-, three- or one-month intervals. You may withdraw any outstanding balance by making a written request of us at our Home Office. We will pay interest on the outstanding balance at a rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. Upon your death, we will pay any outstanding balance to your estate.

--------------------------- ----------------------------------------------------
--------------------------- ----------------------------------------------------

INCOME FOR A FIXED PERIOD

You keep the Proceeds with us, but are paid at specified intervals over a number of years (no more than 30). Each payment consists of a portion of the Proceeds plus interest at a guaranteed rate. The Proceeds can be paid at the beginning of 12-, six-, three- or one-month intervals. You may withdraw any outstanding balance by making a written request of us to our Home Office. We will pay interest at an annually determined rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. Upon your death, we will pay any outstanding balance to your estate.

--------------------------- ----------------------------------------------------
--------------------------- ----------------------------------------------------

LIFE INCOME WITH PAYMENTS GUARANTEED

We pay you the Proceeds at specified intervals for a guaranteed period (10, 15 or 20 years), and, then, for the rest of your life. The Proceeds can be paid at the beginning of 12-, six-, three- or one-month intervals. As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin and if you live longer than the guaranteed period, payments will cease upon your death. During the guaranteed period, we will pay interest on the outstanding balance at a rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. If you die before the guaranteed period has elapsed, we will make the remaining payments to your estate. If you die after the guaranteed period has elapsed, we will make no payments to your estate.

--------------------------- ----------------------------------------------------

FIXED INCOME FOR VARYING PERIODS

You keep the Proceeds with us, but are paid a fixed amount at specified intervals. The total amount payable each year may not be less than 5% of the original Proceeds. The Proceeds can be paid at the beginning of 12-, six-, three- or one-month intervals. You may withdraw any outstanding balance by making a written request of us at our Home Office. We will pay interest on the outstanding balance at a rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. Upon your death, we will pay any outstanding balance to your estate.

--------------------------- ----------------------------------------------------
--------------------------- ----------------------------------------------------

JOINT AND SURVIVOR LIFE

We pay you the Proceeds in equal payments at specified intervals for the life of the payee who lives longer. The Proceeds can be paid at the beginning of 12-, six-, three- or one-month intervals. As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin and, payments will cease upon the death of the payee who lives longer. We will make no payments to the last surviving payee's estate.

--------------------------- ----------------------------------------------------
--------------------------- ----------------------------------------------------

ALTERNATE LIFE INCOME

We use the Proceeds to purchase an annuity with the payee as annuitant. The amount payable will be 102% of our current individual immediate annuity purchase rate on the date you choose this settlement option. The Proceeds can be paid at the end of 12-, six-, three- or one-month intervals. As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin and payments will cease upon your death.

--------------------------------------------------------------------------------
                                  POLICY LOANS
--------------------------------------------------------------------------------


While the policy is In Force, you may take an advance of money from the Cash Value otherwise only available upon surrender or maturity, or upon payment of the Death Benefit. We call this advance a policy loan. You may increase your risk of Lapse if you take a policy loan. There also may be adverse tax consequences. You should obtain competent tax advice before you decide to take a policy loan.

--------------------------------------------------------------------------------
--------------------------- ----------------------------------------------------


LOAN AMOUNT AND INTEREST

The minimum policy loan you may take is $500. You may take no more than the maximum loan value which equals (1) plus (2) plus (3), where:

(1)  is 90% of the Sub-Account portfolios;

(2)  is 100% of the fixed account; and

(3)  is 100% of the loan account.


We guarantee the effective annual interest rate will not exceed 3.75%. Interest will accrue daily and is due and payable at the end of each policy year or at the time of an additional loan. If left unpaid, it will be added to the outstanding balance of your policy loan.

For policies issued on or after September 9, 2002, we expect to charge an effective annual interest rate of 3.70% on the outstanding balance of your policy loan for the first fifteen policy years, 3.45% for policy years 16 through 30, and 3.00% thereafter.

For policies issued prior to September 9, 2002, we expect to charge an effective annual interest rate of 3.40% on the outstanding balance of your policy loan for the first four policy years, 3.25% for policy years 5 through 20, and 3.10% thereafter.

--------------------------- ----------------------------------------------------

COLLATERAL

As collateral or security, we will transfer to our loan account an amount equal to the amount of the policy loan. We will only make a transfer from the fixed investment option if the loan amount exceeds 90% of the Cash Value you have allocated to Sub-Account portfolios. We will credit interest to the collateral at an annual effective rate no less than the stated interest crediting rate on the Policy Data Page.

We will credit interest to the collateral at an annual effective rate no less than the stated interest crediting rate on the Policy Data Page.

--------------------------- ----------------------------------------------------
--------------------------- ----------------------------------------------------

REPAYMENT

You may repay all or part of a policy loan at any time while your policy is In Force during the Insured's lifetime. The minimum repayment is $50. While your policy loan is outstanding, we will credit all payments you make as Premium payments, unless you provide written notice that they are to be applied as loan repayments. If you do not specify any Sub-Account portfolios to allocate loan repayments, we will transfer the amount from the policy loan account to the Sub-Account portfolios and fixed investment option based on your allocations as of the date of repayment.

---------------------------------------------------


NET EFFECT OF LOANS

The amount we transfer to our loan account as collateral for a policy loan will neither be affected by the investment performance of the Sub-Accounts, nor credited with the interest rates accruing on the fixed account. For more information, see "In Summary: Fee Tables," in particular, the footnotes, beginning on page 6. Whether repaid, a policy loan affects the policy, the loan account value, the net Cash Surrender Value and the Death Benefit. Repaying a policy loan causes the Death Benefit and net Cash Surrender Value to increase by the repayment amount. A policy loan will affect the policy account value even if repaid because we credit these amounts with an interest rate we declare rather than with a rate of return that reflects the investment performance of the separate account.


--------------------------------------------------------------------------------
                                      LAPSE
--------------------------------------------------------------------------------

So long as your policy's Cash Surrender Value is enough to cover the monthly deduction of charges on each monthly anniversary date, the policy will remain In Force. The Cash Surrender Value could be below the amount of a monthly deduction because you have not paid enough Premium into the policy or because Investment Experience has decreased the Cash Surrender Value, or both. The policy will remain In Force during the Grace Period.

Stated another way, this policy will Lapse when the Grace Period ends before you make a required Premium payment as stated in a notice.

--------------------------------------------------------------------------------
--------------------------- ----------------------------------------------------

GRACE PERIOD

If the Cash Surrender Value on a monthly anniversary date is not sufficient to cover the current monthly deduction, then a Grace Period begins.


We will send you a notice at the start of the Grace Period to the address on the application or another address you have specified. The notice will state the amount of Premium required to avoid lapsing the policy. The amount of Premium specified in the notice will equal at least four times the current monthly deduction. The Grace Period will end 61 days after the day the notice is mailed. If we do not receive sufficient Premium by the end of the Grace Period, the policy including all Riders you have selected will Lapse without value. The Grace Period will not alter the operation of the policy or the payment of Proceeds.

--------------------------- ----------------------------------------------------

REINSTATEMENT

If the Grace Period ends and you have neither paid the required Premium nor surrendered the policy for its Cash Surrender Value, you may reinstate the policy by:

o submitting a written request at any time within three years after the end of the Grace Period and prior to the Maturity Date;

o    providing evidence of insurability satisfactory to us;

o paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period;

o paying sufficient Premium to keep the policy In Force for three months from the date of reinstatement; and

o paying or reinstating any indebtedness against the policy which existed at the end of the Grace Period.

The effective date of a reinstated policy will be the monthly anniversary date on or next following the date we approve the application for reinstatement. If the policy is reinstated, the Cash Value on the date of reinstatement, will be set to the Cash Value at the end of the Grace Period.

We will then add any Premiums or loan repayments that you made to reinstate the policy.

The allocations to Sub-Account portfolios in effect at the start of the Grace Period will be reinstated, unless you instruct otherwise.

--------------------------- ----------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------

TYPES OF TAXES OF WHICH TO BE AWARE

Federal Income Tax. Generally, the United States assesses a tax on income which is broadly defined to include all items of income from whatever source, unless the item is specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.


Federal Transfer Tax. In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax). The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 2004, an estate of less than $1,500,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. The $1.5 million amount increases to $2 million in 2006, 2007, and 2008 and $3.5 million in 2009. The federal estate tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the estate tax is scheduled to be reinstated with respect to decedents who die after December 31, 2010. Also, an unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

In addition, if the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The tax is imposed at a flat rate equal to the maximum estate tax rate (for 2004, 48%, decreasing by 1 percentage point each year until 2007, when it will be 45%), and there is a provision for an aggregate $1 million exemption. The GSTT estate tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the GSTT tax is scheduled to be reinstated on January 1, 2011 at a rate of 55%.


State and Local Taxes. State and local estate, inheritance, income and other tax consequences of ownership or receipt of Policy Proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in your case, the specific nature of these taxes preclude a useful description of them in this prospectus.

--------------------------- ----------------------------------------------------
--------------------------- ----------------------------------------------------

BUYING THE POLICY

Note to Non-Resident Aliens. Specific tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death Proceeds, or other distributions and/or ownership of the policy. If you are a non-resident alien, you should confer with a competent tax professional with respect to the tax treatment of this policy.

Federal Income Tax. Generally, the Code treats life insurance Premiums as a personal expense. This means that under the general rule you cannot deduct from your taxable income the Premiums paid to purchase the policy.


Federal Transfer Tax. Generally, the Code treats the payment of Premiums on a life insurance policy as a gift when the Premium payment benefits someone else like the policy owner. Gifts are not generally included in the recipient's taxable income. If you (whether or not you are the Insured) transfer ownership of the policy to another person, the transfer may be subject to a federal gift tax. The tax is imposed at a flat rate equal to the maximum estate tax rate (for 2004, 48%, decreasing by 1 percentage point each year until 2007, when it will be 45%), and there is a provision for an aggregate $1 million exemption. The GSTT estate tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the GSTT tax is scheduled to be reinstated on January 1, 2011. In addition, if you transfer the policy to someone two or more generations younger than you, the transfer may be subject to the GSTT, with the taxable amount equaling the value of the policy.

--------------------------- ----------------------------------------------------

INVESTMENT GAIN IN THE POLICY

The income tax treatment of changes in the policy's Cash Value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's Cash Value is not included in your taxable income for federal income tax purposes.

To qualify as life insurance, the policy must meet certain tests set out in
Section 7702 of the Code. For more information, see "The Minimum Required Death Benefit," beginning on page 39. In addition to meeting the tests required under
Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, you will be deemed to be the owner of the underlying securities and taxed on the earnings of your policy's account.

Representatives of the IRS have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed twenty, the number of funds alone would not cause the policy to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of fund options, if any, that would cause the policy to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Code, we will take whatever steps are available to remain in compliance.


We will monitor compliance with the Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, will change the objectives or assets of the Sub-Account investments to remain in compliance. We will also monitor the Policy's compliance with Code Section 7702. Thus, the policy should receive federal income tax treatment as life insurance.

--------------------------- ----------------------------------------------------
--------------------------- ----------------------------------------------------

PERIODIC WITHDRAWALS, NON-PERIODIC WITHDRAWALS AND LOANS

The tax treatment described in this section applies to withdrawals and loans you choose to take from the policy. It also applies to Premiums we accept but then return to meet the Code's definition of life insurance. For more information, see "The Minimum Required Death Benefit," beginning on page 39.

The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance contract that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance contract that is a modified endowment contract.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a contract is issued as a modified endowment contract, it will always be a modified endowment contract; a contract that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the contract, such as payment of additional Premiums.

When the Policy is Life Insurance that is a Modified Endowment Contract. Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total Premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual Premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.

The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are taxable to the extent the Cash Value of the policy exceeds, at the time of distribution, the Premiums paid into the policy. In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2, disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.

When the Policy is Life Insurance that is NOT a Modified Endowment Contract. If the policy is not issued as a modified endowment contract, Nationwide will monitor Premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in Death Benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code. You should carefully consider this potential tax ramification and seek further information before initiating any changes in the terms of the policy.

Distributions from life insurance contracts that are not modified endowment contracts are treated as being (a) from the Premiums paid into the contract, and then (b) from the income in the contract. Because Premium payments are generally nondeductible, distributions not in excess of aggregate Premium payments are generally not includible in income; instead, they reduce the owner's "cost basis" in the contract. In addition, a loan from life insurance contracts that are not modified endowment contracts are not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Contracts that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.

--------------------------- ----------------------------------------------------

SURRENDER OF THE POLICY

A total surrender or cancellation of the policy by Lapse or the maturity of the policy on its Maturity Date may have adverse tax consequences. If the amount you receive plus total policy indebtedness exceeds the Premiums paid into the policy, then the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

--------------------------- ----------------------------------------------------
--------------------------- ----------------------------------------------------

WITHHOLDING

Distributions of income from a life insurance policy, including a life insurance policy that is a modified endowment contract, are subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. We will withhold income tax unless you advise us, in writing, of your request not to withhold. If you request that taxes not be withheld, or if the taxes withheld are insufficient, you may be liable for payment of an estimated tax.

A distribution of income from a contract may be subject to mandatory back-up withholding. Mandatory back-up withholding means we are required to withhold taxes on a distribution at a rate established by Section 3406 of the Code and the recipient cannot elect to receive the entire distribution. Mandatory backup withholding may arise if we have not been provided a taxpayer identification number, or if the IRS notifies us that back-up withholding is required.

In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:

o    the value each year of the life insurance protection provided;

o    an amount equal to any employer-paid Premiums; or

o some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants in an employer sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

--------------------------- ----------------------------------------------------
--------------------------- ----------------------------------------------------

EXCHANGING THE POLICY FOR ANOTHER LIFE INSURANCE POLICY

As described in the section "Surrenders," you ordinarily will pay taxes on amounts that you receive in excess of your Premium payments when you completely surrender the policy. If, however, you exchange the policy for another life insurance policy, a modified endowment contract or an annuity contract, you will not be taxed on the excess amount if the exchange meets the requirements of Code
Section 1035. To meet Section 1035 requirements, the Insured named in the policy must be the Insured for the new policy or contract.

Also, the new policy or contract cannot extend the Maturity Date of the policy or otherwise delay a distribution that would extend when tax would be payable under the policy.

Generally, the new policy or contract will be treated as having the same date of issue and tax basis as the old contract.


-------------------------- -----------------------------------------------------

TAXATION OF DEATH BENEFITS

Federal Income Tax. The death Proceeds payable under a policy generally are excludable from gross income of the beneficiary under Section 101 of the Code. However, if the policy is transferred for valuable consideration, then a portion of the death Proceeds may be includable in the beneficiary's gross income.

Federal Transfer Taxes. When the Insured dies, the Death Benefit will generally be included in such Insured's federal gross estate if: (1) the Proceeds were payable to or for the benefit of the Insured's estate; or (2) the Insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary. If the beneficiary is two or more generations younger than the Insured, the payment of the death Proceeds at the death of the Insured may be subject to the GSTT. Pursuant to regulations issued by the U.S. Secretary of the Treasury, we may be required to withhold a portion of the death Proceeds and pay them directly to the IRS as the GSTT liability.

-------------------------- -----------------------------------------------------


SPECIAL CONSIDERATIONS FOR CORPORATIONS

Section 264 of the Code imposes numerous limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the Premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

-------------------------- -----------------------------------------------------

For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the Death Benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the Cash Surrender Value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.

Due to the complexity of these rules, and because they are affected by your facts and circumstances, you should consult with legal and tax counsel and other competent advisers regarding these matters.

Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's Cash Value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax professionals familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.

-------------------------- -----------------------------------------------------

TAXES AND THE VALUE OF YOUR POLICY

A Premium load is assessed on each Premium payment, and their remainder is invested in accordance with your investment allocations. The Premium load partially recovers certain taxes assessed by federal and state taxing authorities. For more information, see " Premium Load (Charge)," beginning on page 31.



For federal income tax purposes, the separate account is not a separate entity from Nationwide Life Insurance Company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Sub-Account Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

At present, we do not initially expect to incur any federal income tax liability that would be chargeable to the Units you hold in the separate account. Based upon this expectations, no charge is currently being made against your Units in the separate account for federal income taxes. If, however, we determine that taxes may be incurred, we reserve the right to assess a charge for taxes.

We may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of your Units in the separate account.

-------------------------- -----------------------------------------------------

TAX CHANGES

The foregoing discussion, which is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice.

The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If you, the Insured, the beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death Proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. We make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.

In 2001, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) was enacted into law. EGTRRA contained numerous changes to the federal income, gift, estate and generation skipping transfer taxes, many of which are not scheduled to become effective until a future date. Among other matters, EGTRRA provides for the repeal of the federal estate and generation skipping transfer taxes after 2009; however, unless Congress and the President enact additional legislation, EGTRRA also provides that all of those changes will "sunset" after 2010, and the estate and generation skipping transfer taxes will be reinstated as if EGTRRA had never been enacted.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice. You should consult your independent legal, tax and/or financial adviser.

--------------------------------------------------------------------------------
                        NATIONWIDE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

We are a stock life insurance company organized under Ohio law. We were established in 1981 and our Home Office is One Nationwide Plaza, Columbus, Ohio 43215. We provide long-term savings products by issuing life insurance, annuities and other retirement products.

--------------------------------------------------------------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

--------------------------------------------------------------------------------

ORGANIZATION, REGISTRATION AND OPERATION

Nationwide VLI Separate Account-4 is a separate account established under Ohio law. We own the assets in this account, and we are obligated to pay all benefits under the policies. We may use the account to support other variable life insurance policies we issue. It is registered with the SEC as a Unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws. This registration, however, does not involve the SEC's supervision of this account's management or investment practice or policies.

It is divided into Sub-Accounts that may invest in shares of the available Sub-Account portfolios. We buy and sell the Sub-Account portfolio shares at Net Asset Value. Any dividends and distributions from a Sub-Account portfolio are reinvested at Net Asset Value in shares of that Sub-Account portfolio.

Income, gains, and losses, whether or not realized, from the assets in the account will be credited to, or charged against, the account without regard to our other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the Investment Experience of our other assets. Its assets are held separately from our other assets and are not part of our general account. We may not use the separate account's assets to pay any of our liabilities other than those arising from the policies. If the separate account's assets exceed the required reserves and its other liabilities, we may transfer the excess to our general account. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.

If investment in the mutual funds or a particular portfolio is no longer possible, in our judgment becomes inappropriate for the purposes of the policy, or for any other reason at our sole discretion, we may substitute another mutual fund or portfolio without your consent. The substituted mutual fund or portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investments of future Premium, or both. We will comply with federal securities laws to effect a substitution. Furthermore, we may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time at our sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

In addition, we reserve the right to make other structural and operational changes affecting this separate account.

WE DO NOT GUARANTEE ANY MONEY YOU PLACE IN THIS SEPARATE ACCOUNT. THE VALUE OF EACH SUB-ACCOUNT WILL INCREASE OR DECREASE, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE CORRESPONDING PORTFOLIO. YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

-------------------------- -----------------------------------------------------

ADDITION, DELETION, OR SUBSTITUTION OF MUTUAL FUNDS

Where permitted by applicable law, we reserve the right to:

o remove, combine, or add Sub-Accounts and make new Sub-Accounts available to you;

o substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;

o    substitute or close Sub-Accounts to allocations;

o transfer assets supporting the policies from one Sub-Account to another or from the separate account to another separate account;

o combine the separate account with other separate accounts, and/or create new separate accounts;

o deregister the separate account under the 1940 Act, or operate the separate account as a management investment company under the 1940 Act, or as any other form permitted by the law; and

o modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.

-------------------------- -----------------------------------------------------

VOTING RIGHTS

Unless there is a change in existing law, on all matters submitted to shareholders we will vote our portfolio shares attributable to your allocations in a Sub-Account only as you instruct.

Before a vote of a portfolio's shareholders occurs, you will have the right to instruct us based on the number of portfolio shares that corresponds to the amount of policy account value you have in the portfolio (as of a date set by the portfolio). We will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the Cash Value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. We will designate a date for this determination not more than 90 days before the shareholder meeting.

--------------------------------------------------------------------------------
                                LEGAL PROCEEDINGS
--------------------------------------------------------------------------------


NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a party to litigation and arbitration proceedings and inquiries from regulatory bodies in the ordinary course of its business.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court by plaintiff Mercedes Castillo that challenged the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint was brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named defendants, which were allegedly used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs. On November 4, 2002, the Court issued a decision granting Nationwide 's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification was moot. Following appeal by the plaintiff, both of those decisions were affirmed by the Ohio Court of Appeals on September 9, 2003. The plaintiff filed a notice of appeal of the decision by the Ohio Court of Appeals on October 24, 2003. The Ohio Supreme Court announced on January 21, 2004 that the appeal was not accepted and the time for reconsideration has expired.

On October 31, 2003, a lawsuit seeking class action status containing allegations similar to those made in the Castillo case was filed against Nationwide in Arizona federal court by plaintiff Robert Helman (Robert Helman et al v. Nationwide Life Insurance Company et al). This lawsuit is in a very preliminary stage and Nationwide is evaluating its merits. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court (Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company). The plaintiffs first amended their complaint on September 6, 2001 to include class action allegations, and have subsequently amended their complaint twice. As amended, in the current complaint, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. Plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts, and that Nationwide acquired and breached ERISA fiduciary duties by accepting service payments from certain mutual funds that allegedly consisted of or diminished those ERISA plan assets. The complaint seeks disgorgement of some or all of the fees allegedly received by Nationwide and other unspecified relief for restitution, along with declaratory and injunctive relief and attorneys' fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On January 30, 2004, Nationwide filed its Revised Memorandum in Support of Summary Judgment and a Motion Requesting that the Court Decide Summary Judgment before Class Certification. Plaintiffs are opposing that motion. Nationwide intends to defend this lawsuit vigorously.

On May 1, 2003, a class action was filed against Nationwide in the United States District Court for the Eastern District of Louisiana (Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company). The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by Nationwide. Plaintiff alleges that Nationwide represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. Plaintiff claims that Nationwide has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. Plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by Nationwide between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. Nationwide's motion to dismiss the complaint was granted by the Court on October 28, 2003. Plaintiff has appealed that dismissal.

On January 21, 2004, Nationwide was named in a lawsuit filed in the U.S. District Court for the Northern District of Mississippi (United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z). In its complaint, the plaintiff alleges that Nationwide and/or its affiliated life insurance companies (1) tortiously interfered with the plaintiff's contractual and fiduciary relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W & R Insurance Agency, Inc. (collectively, "Waddell & Reed"), (2) conspired with and otherwise caused Waddell & Reed to breach its contractual and fiduciary obligations to the plaintiff, and (3) tortiously interfered with the plaintiff's contractual relationship with policyholders of insurance policies issued by the plaintiff. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. The plaintiff seeks to have each defendant judged jointly and severally liable for all damages. This lawsuit is in a very preliminary stage, and Nationwide intends to defend it vigorously.

The financial services industry, including mutual fund, variable annuity and distribution companies have been the subject of increasing scrutiny by regulators, legislators, and the media over the past year. Numerous regulatory agencies, including the SEC and the New York Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund and variable annuity distributors. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents, as well as new industry-wide legislation, rules, or regulations, that could significantly affect the financial services industry, including variable annuity companies. Nationwide has been contacted by regulatory agencies for information relating to market timing, late trading, and sales practices. Nationwide is cooperating with these regulatory agencies and is responding to those information requests.

There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

--------------------------------- ----------------------------------------------

NATIONWIDE INVESTMENT SERVICES CORPORATION

The general distributor, Nationwide Investment Services Corporation, is not engaged in litigation of a material nature.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


The Statement of Additional Information contains financial statements for Nationwide Life Insurance Company and of Nationwide VLI Separate Account - 4. You may obtain the Statement of Additional Information FREE OF CHARGE by contacting us at the address or telephone number on the first page of this prospectus. You should distinguish the financial statements of the company and subsidiaries from the financial statements of the separate account. Please consider the financial statements of the company only as bearing on our ability to meet the obligations under the policy. You should not consider the financial statements of the company and subsidiaries as affecting the investment performance of the assets of the separate account.

--------------------------------------------------------------------------------
                             APPENDIX A: DEFINITIONS
--------------------------------------------------------------------------------

  ATTAINED AGE - The Insured's Issue Age plus the number of full years since the Policy Date.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  CASH SURRENDER VALUE - The policy's Cash Value minus the amount of any loans and minus any outstanding charges.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  CASH VALUE - The amount equal to the Premiums you pay, minus policy charges and any indebtedness, plus the Investment Experience of your policy's investment options.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  CODE - The Internal Revenue Code of 1986, as amended.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  DEATH BENEFIT - The amount we pay to the beneficiary upon the Insured's death, before payment of any unpaid outstanding loan balances or charges.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  GRACE PERIOD - The period in which the Policy is In Force even though a Premium payment is past due.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  HOME OFFICE - Our Home Offices are located at One Nationwide Plaza, Columbus, Ohio 43215.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  IN FORCE - The insurance coverage is in effect.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  INSURED - The person whose life we insure under the policy, and whose death triggers the Death Benefit.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  INVESTMENT EXPERIENCE - The rate of return or performance for investment options.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  LAPSE - The policy terminates without value.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  MATURITY DATE - The policy anniversary on or next following the Insured's 100th birthday.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  NET AMOUNT AT RISK - The policy's Death Benefit (consisting of base and
   Additional Protection Rider coverage) minus the policy's Cash Value.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  NET ASSET VALUE (NAV) - The price of each share of a mutual fund in which a
   Sub-Account portfolio invests. It is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. We use NAV to calculate the value of Units. NAV does not reflect deductions we make for charges we take from Sub-Accounts. Unit values do reflect these deductions.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  NET PREMIUM - Premium after transaction charges, but before any allocation to an investment option.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  POLICY DATA PAGE - The part of the policy that contains more detailed information about the policy; some of which is particular to the owner, the Insured, and the beneficiary.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  POLICY DATE - The date the policy takes effect as shown on the Policy Data
   Page. Policy years and months are measured from this date.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  POLICY PROCEEDS OR PROCEEDS - Policy Proceeds may constitute the Death
   Benefit, or the amount payable if the policy matures or you choose to surrender the policy.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  PREMIUM - The amount of money you pay to begin and continue the policy.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  RIDER - An optional benefit you may purchase under the policy.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  SEC - The Securities and Exchange Commission.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  SPECIFIED AMOUNT - The dollar amount of insurance the owner selects. The
   Specified Amount consists of the insurance provided under the base portion of the policy and the coverage under the Additional (insurance) Protection Rider. This amount is used in determining the Death Benefit we will pay the beneficiary.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  SUB-ACCOUNTS - The record-keeping tool we use to track the investment performance of the mutual funds that are investment options, and the value of your allocations to the investment options, after we deduct transaction fees and periodic charges.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  UNIT - Determines the variable investment part of your policy's Cash Value. It represents your interest in the Sub-Accounts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  US, WE, OUR or the COMPANY - Nationwide Life Insurance Company.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  VALUATION PERIOD - The period during which we determine the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of normal trading on the New York Stock Exchange.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  YOU, YOUR or the POLICY OWNER OR OWNER - the person named as the owner in the application, or the person assigned ownership rights.
--------------------------------------------------------------------------------

                                 [OUTSIDE COVER]


To learn more about this policy, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, net Cash Surrender Values, and Cash Values, and to request other information about this policy please call or write to our Service Center at 1-877-351-8808 (TDD:
1-800-238-3035) or write to us at Nationwide Life Insurance Company, One Nationwide Plaza, 1-11-08, Columbus, OH 43215-2220.


The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy. Information about us and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, D.C. 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

Investment Company Act of 1940 Registration File No. 811-8301.

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                                  (REGISTRANT)

                        NATIONWIDE LIFE INSURANCE COMPANY
                                   (DEPOSITOR)


                          One Nationwide Plaza, 1-11-08
                             Columbus, OH 43215-2220
                                 1-877-351-8808
                               TDD: 1-800-238-3035


                       STATEMENT OF ADDITIONAL INFORMATION

      CORPORATE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES



     This Statement of Additional Information ("SAI") contains additional information regarding the corporate flexible premium variable universal life insurance policy offered by us, Nationwide Life Insurance Company. This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2004 and the prospectuses for the variable investment options available under the policy. You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown above.

The date of this Statement of Additional Information is May 1, 2004.




                                        SAI-1




                                TABLE OF CONTENTS

NATIONWIDE LIFE INSURANCE COMPANY

NATIONWIDE VLI SEPARATE ACCOUNT-4

NATIONWIDE INVESTMENT SERVICES CORPORATION (NISC)

SERVICES

UNDERWRITING PROCEDURE

ILLUSTRATIONS

ADVERTISING

MONEY MARKET RETURNS

TAX DEFINITION OF LIFE INSURANCE


FINANCIAL STATEMENTS






                                SAI-2



NATIONWIDE LIFE INSURANCE COMPANY


We are a stock life insurance company organized under the laws of the State of Ohio in 1981 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. We provide life insurance, annuities and retirement products. We are admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of our common stock is owned by Nationwide Life Insurance Company. All of Nationwide Life Insurance Company's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of the common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $147 billion as of December 31, 2003.


NATIONWIDE VLI SEPARATE ACCOUNT-4

Nationwide VLI Separate Account-4 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. We established the separate account on December 3, 1987 pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 the SEC does not supervise our management or the management of the variable account. We serve as the custodian of the assets of the variable account.

NATIONWIDE INVESTMENT SERVICES CORPORATION (NISC)

The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. NISC was organized as an Oklahoma corporation in 1981.

The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD").

We paid no underwriting commissions to NISC for each of the separate account's last three fiscal years.

SERVICES

We have responsibility for administration of the policies and the variable account. We also maintain the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.

We are the custodian of the assets of the variable account. We will maintain a record of all purchases and redemption of shares of the mutual funds. We or our affiliates may have entered into agreements with either the investment adviser or distributor for the mutual funds. The agreements relate to administrative services we or our affiliate furnish and provide for an annual fee based on the average aggregate net assets of the variable account (and our affiliate life insurance company subsidiaries' other separate accounts) invested in particular mutual funds. These fees in no way affect the Net Asset Value of the mutual funds or fees paid by the policy owner.

                                       SAI-3

The financial statements of Nationwide Life Insurance Company and subsidiaries and Nationwide VLI Separate Account-4 for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2001 financial statements of Nationwide Life Insurance Company and subsidiaries refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.


UNDERWRITING PROCEDURE

We underwrite the policies issued through Nationwide VLI Separate Account-4. The policy's cost of insurance depends upon the Insured's issue age, risk class, and length of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates for policies are based on the 1980 Commissioners' Standard Ordinary Male Mortality Table, Age Last Birthday aggregated as to tobacco status. Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the guaranteed cost of insurance rate on a standard basis. That is, guaranteed cost of insurance rates for substandard risks are guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.

The rate class of an Insured may affect the cost of insurance rate. We currently place Insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an Insured in the standard rate class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks. The rating class is determined using questionnaires, medical records, and physical exams, depending on the amount of insurance and the attributes of the Insured. On groups, we may underwrite using short-form questionnaires or abbreviated medical evaluations.

If there is an increase in the Specified Amount, the cost of insurance charges for the increased amount will reflect the duration since the increase, rather than the duration since the certificate was originally issued. If Death Benefit Option 1 is in effect and there have been increases in the Specified Amount, then the Cash Value will first be considered a part of the initial Specified Amount. If the Cash Value exceeds the initial Specified Amount, it will then be considered a part of the additional increase in Specified Amount resulting from the increase, in the order of the increase.

ILLUSTRATIONS

Before you purchase the policy and upon request thereafter, we will provide illustrations of future benefits under the policy based upon the proposed Insured's age and Premium class, the Death Benefits option, face amount, planned periodic Premiums, and Riders requested.

ADVERTISING


Rating Agencies


Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate us. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred


                                       SAI-4
investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.


Money Market Yields

We may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

We will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Please note that performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.


                                SAI-5




TAX DEFINITION OF LIFE INSURANCE

Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test.

The tables below show the numeric requirements for each test.

GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST
TABLE OF APPLICABLE PERCENTAGES OF CASH VALUE
-----------------------------------------
  ATTAINED AGE OF    PERCENTAGE OF CASH
  YOUNGER INSURED           VALUE
-----------------------------------------
-----------------------------------------
       0-40                  250%
-----------------------------------------
-----------------------------------------
         41                 243%
-----------------------------------------
-----------------------------------------
         42                 236%
-----------------------------------------
-----------------------------------------
         43                 229%
-----------------------------------------
-----------------------------------------
         44                 222%
-----------------------------------------
-----------------------------------------
         45                 215%
-----------------------------------------
-----------------------------------------
         46                 209%
-----------------------------------------
-----------------------------------------
         47                 203%
-----------------------------------------
-----------------------------------------
         48                 197%
-----------------------------------------
-----------------------------------------
         49                 191%
-----------------------------------------
-----------------------------------------
         50                 185%
-----------------------------------------
-----------------------------------------
         51                 178%
-----------------------------------------
-----------------------------------------
         52                 171%
-----------------------------------------
-----------------------------------------
         53                 164%
-----------------------------------------
-----------------------------------------
         54                 157%
-----------------------------------------
-----------------------------------------
         55                 150%
-----------------------------------------
-----------------------------------------
         56                 146%
-----------------------------------------
-----------------------------------------
         57                 142%
-----------------------------------------
-----------------------------------------
         58                 138%
-----------------------------------------
-----------------------------------------
         59                 134%
-----------------------------------------
-----------------------------------------
         60                 130%
-----------------------------------------
-----------------------------------------
         61                 128%
-----------------------------------------
-----------------------------------------
         62                 126%
-----------------------------------------
-----------------------------------------
         63                 124%
-----------------------------------------
-----------------------------------------
         64                 122%
-----------------------------------------
-----------------------------------------
         65                 120%
-----------------------------------------
-----------------------------------------
         66                 119%
-----------------------------------------
-----------------------------------------
         67                 118%
-----------------------------------------
-----------------------------------------
         68                 117%
-----------------------------------------
-----------------------------------------
         69                 116%
-----------------------------------------
-----------------------------------------
         70                 115%
-----------------------------------------
-----------------------------------------
         71                 113%
-----------------------------------------
-----------------------------------------
         72                 111%
-----------------------------------------
-----------------------------------------
         73                 109%
-----------------------------------------
-----------------------------------------
         74                 107%
-----------------------------------------
-----------------------------------------
         75                 105%
-----------------------------------------
-----------------------------------------
         76                 105%
-----------------------------------------
-----------------------------------------
         77                 105%
-----------------------------------------
-----------------------------------------
         78                 105%
-----------------------------------------
-----------------------------------------
         79                 105%
-----------------------------------------
-----------------------------------------
         80                 105%
-----------------------------------------
-----------------------------------------

                                       SAI-6

-----------------------------------------
  ATTAINED AGE OF    PERCENTAGE OF CASH
  YOUNGER INSURED           VALUE
-----------------------------------------
-----------------------------------------
         81                 105%
-----------------------------------------
-----------------------------------------
         82                 105%
-----------------------------------------
-----------------------------------------
         83                 105%
-----------------------------------------
-----------------------------------------
         84                 105%
-----------------------------------------
-----------------------------------------
         85                 105%
-----------------------------------------
-----------------------------------------
         86                 105%
-----------------------------------------
-----------------------------------------
         87                 105%
-----------------------------------------
-----------------------------------------
         88                 105%
-----------------------------------------
-----------------------------------------
         89                 105%
-----------------------------------------
-----------------------------------------
         90                 105%
-----------------------------------------
-----------------------------------------
         91                 104%
-----------------------------------------
-----------------------------------------
         92                 103%
-----------------------------------------
-----------------------------------------
         93                 102%
-----------------------------------------
-----------------------------------------
         94                 101%
-----------------------------------------
-----------------------------------------
         95                 101%
-----------------------------------------
-----------------------------------------
         96                 101%
-----------------------------------------
-----------------------------------------
         97                 101%
-----------------------------------------
-----------------------------------------
         98                 101%
-----------------------------------------
-----------------------------------------
         99                 101%
-----------------------------------------
-----------------------------------------
        100                 100%
-----------------------------------------

                          Cash Value Accumulation Test

     The Cash Value Accumulation Test also requires the Death Benefit to exceed an applicable percentage of the Cash Value. These applicable percentages are calculated by determining net single Premiums for each policy year given a set of actuarial assumptions. The relevant material assumptions include an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Internal Revenue Code Section 7702 for the Cash Value Accumulation Test. The resulting net single Premiums are then inverted (i.e., multiplied by 1/net single Premium) to give the applicable Cash Value percentages. These Premiums vary with the ages, and risk classifications of the Insureds.

     The table below provides an example of applicable percentages for the Cash Value Accumulation Test. This example is for a male non-tobacco preferred issue age 55.

----------------------------------------
       POLICY          PERCENTAGE OF
        YEAR             CASH VALUE
----------------------------------------
----------------------------------------
         1                  302%
----------------------------------------
----------------------------------------
         2                  290%
----------------------------------------
----------------------------------------
         3                  279%
----------------------------------------
----------------------------------------
         4                  269%
----------------------------------------
----------------------------------------
         5                  259%
----------------------------------------
----------------------------------------
         6                  249%
----------------------------------------
----------------------------------------
         7                  240%
----------------------------------------
----------------------------------------
         8                  231%
----------------------------------------
----------------------------------------
         9                  223%
----------------------------------------
----------------------------------------
         10                 215%
----------------------------------------
----------------------------------------
         11                 207%
----------------------------------------
----------------------------------------
         12                 200%
----------------------------------------
----------------------------------------
         13                 193%
----------------------------------------
----------------------------------------
         14                 186%
----------------------------------------
----------------------------------------
         15                 180%
----------------------------------------
----------------------------------------


                                      SAI-7

----------------------------------------
       POLICY          PERCENTAGE OF
        YEAR             CASH VALUE
----------------------------------------
         16                 174%
----------------------------------------
----------------------------------------
         17                 169%
----------------------------------------
----------------------------------------
         18                 164%
----------------------------------------
----------------------------------------
         19                 159%
----------------------------------------
----------------------------------------
         20                 154%
----------------------------------------
----------------------------------------
         21                 150%
----------------------------------------
----------------------------------------
         22                 146%
----------------------------------------
----------------------------------------
         23                 142%
----------------------------------------
----------------------------------------
         24                 139%
----------------------------------------
----------------------------------------
         25                 136%
----------------------------------------
----------------------------------------
         26                 133%
----------------------------------------
----------------------------------------
         27                 130%
----------------------------------------
----------------------------------------
         28                 127%
----------------------------------------
----------------------------------------
         29                 125%
----------------------------------------
----------------------------------------
         30                 123%
----------------------------------------
----------------------------------------
         31                 121%
----------------------------------------
----------------------------------------
         32                 119%
----------------------------------------
----------------------------------------
         33                 118%
----------------------------------------
----------------------------------------
         34                 116%
----------------------------------------
----------------------------------------
         35                 115%
----------------------------------------
----------------------------------------
         36                 113%
----------------------------------------
----------------------------------------
         37                 112%
----------------------------------------
----------------------------------------
         38                 111%
----------------------------------------
----------------------------------------
         39                 110%
----------------------------------------
----------------------------------------
         40                 108%
----------------------------------------
----------------------------------------
         41                 107%
----------------------------------------
----------------------------------------
         42                 106%
----------------------------------------
----------------------------------------
         43                 104%
----------------------------------------
----------------------------------------
         44                 103%
----------------------------------------
----------------------------------------
         45                 102%
----------------------------------------





                                     SAI-8

FINANCIAL STATEMENTS


                           Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide VLI Separate Account-4:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-4 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

================================================================================

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 2003

Assets:
   Investments at fair value:

      AIM VIF - AIM V.I. Capital Appreciation Fund - Series I (AIMCapAp)
         15,676 shares (cost $308,165)......................................................    $   333,587

      AIM VIF Basic Value Fund - Series I (AIMBVF)
         187,447 shares (cost $1,837,837)...................................................      1,998,181

      AIM VIF Capital Development Fund - Series I (AIMCDF)
         53,623 shares (cost $662,580)......................................................        681,552

      Alliance Bernstein VPS Small Cap Value Portfolio - Class A (AllSmCpVal)
         27,228 shares (cost $364,497)......................................................        394,539

      Alliance VPS Growth & Income Portfolio - Class A (AllGroInc)
         415,913 shares (cost $8,098,848)...................................................      9,066,910

      American Century VP Income & Growth Fund - Class I (ACVPIncGr)
         4,175,328 shares (cost $23,383,279)................................................     27,431,906

      American Century VP Inflation Protection Fund - Class II (ACVPInfPr)
         110,377 shares (cost $1,121,465)...................................................      1,137,990

      American Century VP International Fund - Class I (ACVPInt)
         9,654,518 shares (cost $54,068,272)................................................     62,078,549

      American Century VP Ultra Fund - Class I (ACVPUltra)
         467,754 shares (cost $4,055,746)...................................................      4,293,980

      American Century VP Value Fund - Class I (ACVPVal)
         7,297,856 shares (cost $47,186,977)................................................     56,850,302

      Baron Capital Asset Trust (BCAT)
         241,996 shares (cost $4,780,326)...................................................      5,210,169

      Calvert Social Equity Portfolio (CVSSEP)
         1,665 shares (cost $24,565)........................................................         26,342

      Comstock GVIT Value Fund - Class I (ComGVITVal)
         725,308 shares (cost $5,784,270)...................................................      7,209,557

      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         88,687 shares (cost $747,431)......................................................        838,089

      Credit Suisse Trust- International Focus Portfolio (CSIntEq)
         197,132 shares (cost $1,551,897)...................................................      1,744,619

      Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
         174,735 shares (cost $1,930,545)...................................................      2,114,289

      Dreyfus GVIT International Value Fund - Class I (DryGVITIntVal)
         25,133 shares (cost $307,803)......................................................        330,745

      Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)
         3,396,158 shares (cost $42,840,954)................................................     50,161,252

      Dreyfus IP - Mid Cap Stock Portfolio - Initial Shares (DryMidCapStk)
         134,743 shares (cost $2,115,406)...................................................   $  2,131,639

      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         710,342 shares (cost $8,523,160)...................................................      9,312,583

      Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DrySRGro)
         674,797 shares (cost $17,060,057)..................................................     16,053,432

      Dreyfus Stock Index Fund (DryStkIx)
         12,047,601 shares (cost $332,644,982)..............................................    342,392,828

      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         933,289 shares (cost $29,854,266)..................................................     32,123,809

      Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryDevLeadI)
         5,573 shares (cost $198,389).......................................................        208,378

      Dreyfus VIF - International Value Portfolio - Initial Shares (DryIntVal)
         1,311,630 shares (cost $16,084,976)................................................     17,759,474

      Federated American Leaders Fund II - Primary Shares (FedAmLdII)
         8,204 shares (cost $139,788).......................................................        156,695

      Federated Capital Appreciation Fund II - Primary Shares (FedCpApII)
         18,496 shares (cost $94,231).......................................................        100,989

      Federated GVIT High Income Bond Fund - Class I (FGVITHiInc)
         4,480,606 shares (cost $34,354,100)................................................     35,934,459

      Federated Quality Bond Fund II - Primary Shares (FedQualBd)
         7,104,417 shares (cost $80,215,233)................................................     84,116,295

      Fidelity(R) VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
         3,743,649 shares (cost $76,060,909)................................................     86,515,732

      Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS)
         3,593,139 shares (cost $115,422,064)...............................................    111,099,855

      Fidelity(R) VIP - High Income Portfolio: Service Class (FidVIPHIS)
         3,900,964 shares (cost $23,193,413)................................................     26,994,674

      Fidelity(R) VIP -Overseas Portfolio: Service Class (FidVIPOvS)
         1,945,331 shares (cost $25,398,090)................................................     30,210,995

      Fidelity(R) VIP II - Contrafund Portfolio: Service Class (FidVIPConS)
         4,170,948 shares (cost $82,314,393)................................................     96,182,065

      Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class (FidVIPInvGrB)
         50,876 shares (cost $681,232)......................................................        692,425

      Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class (FidVIPGrOPS)
         1,041,624 shares (cost $15,262,495)................................................     15,686,859

      Fidelity(R) VIP III - Mid Cap Portfolio: Service Class (FidVIPMCap)
         58,260 shares (cost $1,305,297)....................................................      1,404,055

      Fidelity(R) VIP III - Value Strategies Portfolio: Service Class (FidVIPValStS)
         353,043 shares (cost $4,015,958)...................................................      4,374,197

      Franklin Templeton VIP -
      Franklin Rising Dividends Securities Fund - Class I (FTVIPFRDiv)
         166,318 shares (cost $2,529,778)...................................................      2,707,660

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

      Franklin Templeton VIP -
      Franklin Small Cap Value Securities Fund - Class I (FTVIPSmCpVal)
         49,477 shares (cost $588,750)......................................................   $    633,794

      Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I (FTVIPFS)
         99,128 shares (cost $1,148,947)....................................................      1,226,218

      Franklin Templeton VIPT - Templeton Foreign Securities Fund - Class 2 (FTVIPFS2)
         651,466 shares (cost $6,792,703)...................................................      7,973,943

      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         714,362 shares (cost $5,971,128)...................................................      7,029,322

      Gartmore GVIT Global Financial Services Fund - Class I (GVITGIFin)
         209,878 shares (cost $2,304,606)...................................................      2,390,512

      Gartmore GVIT Global Health Sciences Fund - Class I (GVITGIHlth)
         280,534 shares (cost $2,923,060)...................................................      2,794,115

      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGITech)
         1,579,595 shares (cost $5,228,584).................................................      5,860,298

      Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl)
         92,589 shares (cost $792,362)......................................................        848,111

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         13,290,763 shares (cost $161,259,030)..............................................    161,216,960

      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         1,493,112 shares (cost $14,301,791)................................................     14,901,261

      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
         617,117 shares (cost $5,765,101)...................................................      6,473,553

      Gartmore GVIT ID Conservative Fund (GVITIDCon)
         481,926 shares (cost $4,819,607)...................................................      4,973,475

      Gartmore GVIT ID Moderate Fund (GVITIDMod)
         1,531,723 shares (cost $14,486,845)................................................     16,144,362

      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
         1,514,195 shares (cost $13,861,516)................................................     16,050,469

      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
         853,308 shares (cost $8,282,446)...................................................      8,942,671

      Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
         327,946 shares (cost $1,855,382)...................................................      2,072,619

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         163,998,205 shares (cost $163,998,205).............................................    163,998,205

      Gartmore GVIT Money Market Fund - Class V (GVITMyMkt5)
         285,855,866 shares (cost $285,855,866).............................................    285,855,866

      Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)
         30,903 shares (cost $352,561)......................................................        364,967

      Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I (NWGVITStrVal)
         162,368 shares (cost $1,250,968)...................................................      1,622,059

      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         1,606,396 shares (cost $18,750,219)................................................     20,834,951

      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         6,948,289 shares (cost $65,089,319) ...............................................   $ 80,322,216

      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         3,702,936 shares (cost $65,083,871) ...............................................     80,464,808

      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
         21,854,900 shares (cost $201,229,006) .............................................    224,449,822

      Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
         403,755 shares (cost $4,538,628) ..................................................      4,336,326

      Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         391,898 shares (cost $2,879,238) ..................................................      3,652,485

      Goldman Sachs VIT Mid Cap Value Fund (GSVITMidCap)
         1,312,668 shares (cost $15,726,024) ...............................................     17,550,366

      J. P. Morgan GVIT Balanced Fund - Class I (JPMorBal)
         2,201,846 shares (cost $18,709,588) ...............................................     20,653,319

      Janus AS - Balanced Portfolio - Service Shares (JanBal)
         214,458 shares (cost $4,862,210) ..................................................      5,108,385

      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         1,989,553 shares (cost $37,639,080) ...............................................     41,143,950

      Janus AS - Global Technology Portfolio - Service Shares (JanGITech)
         4,270,946 shares (cost $14,366,736) ...............................................     15,076,438

      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         1,594,035 shares (cost $29,690,300) ...............................................     36,487,457

      Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares (JanRsLgCpCr)
         3,229 shares (cost $36,983) .......................................................         40,329

      MAS GVIT Multi Sector Bond Fund - Class I (MGVITMultiSec)
         2,139,768 shares (cost $20,320,096) ...............................................     21,098,108

      MFS VIT - MFS Investors Growth Stock Series - Initial Class (MFSVITInvGrwI)
         51,831 shares (cost $431,385) .....................................................        451,447

      MFS VIT - MFS Value Series - Initial Class (MFSVITValIn)
         24,923 shares (cost $244,025) .....................................................        268,167

      Neuberger Berman AMT - Fasciano Portfolio - S Class (NBAMTFas)
         70,017 shares (cost $839,384) .....................................................        868,214

      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
         996,883 shares (cost $11,535,984) .................................................     13,936,421

      Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         89,462 shares (cost $1,206,893) ...................................................      1,180,900

      Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         2,535,083 shares (cost $34,033,578) ...............................................     38,862,821

      Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
         862,689 shares (cost $10,878,361) .................................................     13,285,411

      Neuberger Berman AMT - Socially Responsive Portfolio (NBAMTSocRe)
         10,361 shares (cost $119,494) .....................................................        127,957

      One Group(R)IT Mid Cap Growth Portfolio (ONEMidCap)
         178,199 shares (cost $2,466,217) ..................................................      2,795,937

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

      One Group(R)IT Mid Cap Value Portfolio (ONEMidCapV)
         43,161 shares (cost $541,101) .....................................................   $    594,760

      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         1,485,832 shares (cost $49,348,926) ...............................................     54,544,883

      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         3,413,362 shares (cost $111,450,274) ..............................................    118,443,670

      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         1,583,608 shares (cost $31,373,931) ...............................................     39,716,898

      Oppenheimer High Income Fund/VA- Initial Class (OppHiIncInt)
         178,880 shares (cost $1,479,815) ..................................................      1,540,159

      Oppenheimer Main Street(R)Growth & Income Fund/VA - Initial Class (OppMSGrInc)
         2,182,339 shares (cost $37,824,326) ...............................................     41,900,903

      Oppenheimer Main Street(R)Small Cap Fund/VA - Initial Class (OppMaStSmCpI)
         84,135 shares (cost $1,019,684) ...................................................      1,130,780

      PIMCO VIT Low Duration Portfolio - Administrative Shares (PIMLowDur)
         3,457,880 shares (cost $35,508,325) ...............................................     35,512,429

      PIMCO VIT Real Return Portfolio - Administrative Shares (PIMRealRet)
         676,756 shares (cost $8,322,112) ..................................................      8,364,705

      PIMCO VIT Total Return Portfolio - Administrative Shares (PIMTotRet)
         4,291,305 shares (cost $44,561,064) ...............................................     44,457,915

      Pioneer High Yield VCT Portfolio - Class I Shares (PionHY)
         725,592 shares (cost $8,185,048) ..................................................      8,308,025

      Putnam VT Growth & Income Fund - IB Shares (PUTVTGrIncIB)
         11,695 shares (cost $251,337) .....................................................        272,015

      Putnam VT International Equity Fund - IB Shares (PUTVTIntlEqIB)
         58,111 shares (cost $689,827) .....................................................        746,727

      Putnam VT Voyager Fund - IB Shares (PUTVTVoyIB)
         5,190 shares (cost $128,517) ......................................................        134,728

      Royce Capital Fund - Micro Cap (RoyMicro)
         1,059,922 shares (cost $10,092,367) ...............................................     11,553,151

      Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)
         816,098 shares (cost $14,435,035) .................................................     17,505,313

      Strong Opportunity Fund II, Inc. (StOpp2)
         1,772,796 shares (cost $28,040,842) ...............................................     33,665,399

      T. Rowe Price Equity Income Portfolio - II (TRPEI2)
         1,189,405 shares (cost $20,986,133) ...............................................     23,990,296

      T. Rowe Price Mid Cap Growth Portfolio - II (TRPMCG2)
         1,021,775 shares (cost $19,065,603) ...............................................     20,261,797

      Turner GVIT Growth Focus Fund - Class I (TurnGVITGro)
         357,617 shares (cost $1,056,074) ..................................................      1,122,916

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         701,163 shares (cost $6,171,272) ..................................................      8,519,136

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         395,519 shares (cost $4,682,112) .................................................    $    5,881,371

      Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A (VKoreFI)
         11,058 shares (cost $125,708) ....................................................           127,612

      Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
         1,022,298 shares (cost $8,136,289) ...............................................         9,241,576

      Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
         432,907 shares (cost $3,174,293) .................................................         3,688,370

      Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)
         2,446,448 shares (cost $31,183,979) ..............................................        38,115,656
                                                                                               --------------
            Total Investments .............................................................     3,031,771,861
   Accounts Receivable ....................................................................         1,122,370
                                                                                               --------------
            Total Assets ..................................................................     3,032,894,231
Accounts Payable ..........................................................................                --
                                                                                               --------------
Contract Owners Equity (note 7) ...........................................................    $3,032,894,231
                                                                                               ==============

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS
Year Ended December 31,2003

                                                         Total        AIMCapAp    AIMBVF     AIMCDF
                                                    ---------------   --------   --------   --------
Investment activity:
   Reinvested dividends .........................   $    31,481,906         --        561         --
   Mortality and expense risk charges (note 3) ..        (4,623,114)       (12)    (2,701)      (356)
                                                    ---------------   --------   --------   --------
      Net investment income (loss) ..............        26,858,792        (12)    (2,140)      (356)
                                                    ---------------   --------   --------   --------
   Proceeds from mutual fund shares sold ........     2,548,803,981    790,915    802,933    814,014
   Cost of mutual fund shares sold ..............    (2,655,913,221)  (806,140)  (680,611)  (749,495)
                                                    ---------------   --------   --------   --------
      Realized gain (loss) on investments .......      (107,109,240)   (15,225)   122,322     64,519
   Change in unrealized gain (loss)
      on investments ............................       590,219,136     25,422    177,090     18,972
                                                    ---------------   --------   --------   --------
      Net gain (loss) on investments ............       483,109,896     10,197    299,412     83,491
                                                    ---------------   --------   --------   --------
   Reinvested capital gains .....................         2,362,280         --         --         --
                                                    ---------------   --------   --------   --------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $   512,330,968     10,185    297,272     83,135
                                                    ===============   ========   ========   ========

                                                    AllSmCpVal    AllGroInc    ACVPIncGr    ACVPInfPr
                                                    ----------   ----------   -----------   ---------
Investment activity:
   Reinvested dividends .........................         239       17,558        364,306      8,265
   Mortality and expense risk charges (note 3) ..         (65)     (11,357)       (38,306)       (18)
                                                     --------    ---------    -----------   --------
      Net investment income (loss) ..............         174        6,201        326,000      8,247
                                                     --------    ---------    -----------   --------
   Proceeds from mutual fund shares sold ........     666,455      489,347     27,562,017    633,896
   Cost of mutual fund shares sold ..............    (613,633)    (414,647)   (34,100,938)  (644,438)
                                                     --------    ---------    -----------   --------
      Realized gain (loss) on investments .......      52,822       74,700     (6,538,921)   (10,542)
   Change in unrealized gain (loss)
      on investments ............................      30,043      969,726     12,592,379     16,524
                                                     --------    ---------    -----------   --------
      Net gain (loss) on investments ............      82,865    1,044,426      6,053,458      5,982
                                                     --------    ---------    -----------   --------
   Reinvested capital gains .....................         570           --             --        261
                                                     --------    ---------    -----------   --------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      83,609    1,050,627      6,379,458     14,490
                                                     ========    =========    ===========   ========

                                                       ACVPInt       ACVPUltra     ACVPVal       BCAT
                                                    -------------   ----------   -----------   --------
Investment activity:
   Reinvested dividends .........................   $     382,893           --       491,839         --
   Mortality and expense risk charges (note 3) ..        (113,181)      (3,225)      (51,762)    (5,203)
                                                    -------------   ----------   -----------   --------
      Net investment income (loss) ..............         269,712       (3,225)      440,077     (5,203)
                                                    -------------   ----------   -----------   --------

   Proceeds from mutual fund shares sold ........     259,143,640    2,577,454    35,118,178    597,583
   Cost of mutual fund shares sold ..............    (254,752,669)  (2,459,779)  (37,713,979)  (504,273)
                                                    -------------   ----------   -----------   --------

      Realized gain (loss) on investments .......       4,390,971      117,675    (2,595,801)    93,310
   Change in unrealized gain (loss)
      on investments ............................       8,676,425      266,756    14,564,095    429,891
                                                    -------------   ----------   -----------   --------
      Net gain (loss) on investments ............      13,067,396      384,431    11,968,294    523,201
                                                    -------------   ----------   -----------   --------
   Reinvested capital gains .....................              --           --            --         --
                                                    -------------   ----------   -----------   --------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $  13,337,108      381,206    12,408,371    517,998
                                                    =============   ==========   ===========   ========

                                                     CVSSEP    ComGVITVal    CSGPVen    CSIntEq
                                                    --------   ----------   --------   --------
Investment activity:
   Reinvested dividends .........................          3       78,889         --      7,373
   Mortality and expense risk charges (note 3) ..        (31)      (6,691)      (548)      (671)
                                                    --------   ----------   --------   --------
      Net investment income (loss) ..............        (28)      72,198       (548)     6,702
                                                    --------   ----------   --------   --------

   Proceeds from mutual fund shares sold ........    121,056    2,947,250    247,143    324,414
   Cost of mutual fund shares sold ..............   (135,191)  (3,766,562)  (409,206)  (351,704)
                                                    --------   ----------   --------   --------

      Realized gain (loss) on investments .......    (14,135)    (819,312)  (162,063)   (27,290)
   Change in unrealized gain (loss)
      on investments ............................      1,777    2,375,390    438,373    478,435
                                                    --------   ----------   --------   --------
      Net gain (loss) on investments ............    (12,358)   1,556,078    276,310    451,145
                                                    --------   ----------   --------   --------
   Reinvested capital gains .....................         --           --         --         --
                                                    --------   ----------   --------   --------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    (12,386)   1,628,276    275,762    457,847
                                                    ========   ==========   ========   ========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31,2003

                                                      CSLCapV     DryGVITIntVal   DryMidCapIx   DryMidCapStk
                                                    -----------   -------------   -----------   ------------
Investment activity:
   Reinvested dividends .........................   $    13,262            --        185,500          5,242
   Mortality and expense risk charges (note 3) ..        (1,683)           (4)       (61,951)        (1,248)
                                                    -----------    ----------     ----------     ----------
      Net investment income (loss) ..............        11,579            (4)       123,549          3,994
                                                    -----------    ----------     ----------     ----------
   Proceeds from mutual fund shares sold ........       887,650     2,675,753      6,778,707      1,924,937
   Cost of mutual fund shares sold ..............    (1,072,816)   (2,647,366)    (7,184,937)    (1,904,012)
                                                    -----------    ----------     ----------     ----------
      Realized gain (loss) on investments .......      (185,166)       28,387       (406,230)        20,925
   Change in unrealized gain (loss)
      on investments ............................       572,829        22,942     12,149,701         16,660
                                                    -----------    ----------     ----------     ----------
      Net gain (loss) on investments ............       387,663        51,329     11,743,471         37,585
                                                    -----------    ----------     ----------     ----------
   Reinvested capital gains .....................            --            --            278             --
                                                    -----------    ----------     ----------     ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $   399,242        51,325     11,867,298         41,579
                                                    ===========    ==========     ==========     ==========

                                                    DrySmCapIxS    DrySRGro      DryStkIx     DryVIFApp
                                                    -----------   ----------   -----------   -----------
Investment activity:
   Reinvested dividends .........................       12,615        16,321     4,298,359       408,291
   Mortality and expense risk charges (note 3) ..       (3,590)       (7,095)     (491,217)      (64,439)
                                                    ----------    ----------   -----------   -----------
      Net investment income (loss) ..............        9,025         9,226     3,807,142       343,852
                                                    ----------    ----------   -----------   -----------
   Proceeds from mutual fund shares sold ........    4,257,491     3,509,120    58,679,425    17,369,371
   Cost of mutual fund shares sold ..............   (3,644,648)   (5,980,867)  (88,978,811)  (19,680,488)
                                                    ----------    ----------   -----------   -----------
      Realized gain (loss) on investments .......      612,843    (2,471,747)  (30,299,386)   (2,311,117)
   Change in unrealized gain (loss)
      on investments ............................      809,461     5,739,828    98,834,334     8,650,961
                                                    ----------    ----------   -----------   -----------
      Net gain (loss) on investments ............    1,422,304     3,268,081    68,534,948     6,339,844
                                                    ----------    ----------   -----------   -----------
   Reinvested capital gains .....................       40,118            --            --            --
                                                    ----------    ----------   -----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    1,471,447     3,277,307    72,342,090     6,683,696
                                                    ==========    ==========   ===========   ===========

                                                    DryDevLeadI   DryIntVal   FedAmLdII   FedCpApII
                                                    -----------   ---------   ---------   ---------
Investment activity:
   Reinvested dividends .........................    $     47       119,310        --           --
   Mortality and expense risk charges (note 3) ..         (22)      (11,721)       (3)          (3)
                                                     --------     ---------    ------      -------
      Net investment income (loss) ..............          25       107,589        (3)          (3)
                                                     --------     ---------    ------      -------
   Proceeds from mutual fund shares sold ........      55,206       684,738     1,614       16,899
   Cost of mutual fund shares sold ..............     (53,162)     (620,526)   (1,527)     (15,873)
                                                     --------     ---------    ------      -------
      Realized gain (loss) on investments .......       2,044        64,212        87        1,026
   Change in unrealized gain (loss)
      on investments ............................       9,988     1,673,053    16,907        6,758
                                                     --------     ---------    ------      -------
      Net gain (loss) on investments ............      12,032     1,737,265    16,994        7,784
                                                     --------     ---------    ------      -------
   Reinvested capital gains .....................          --            --        --           --
                                                     --------     ---------    ------      -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      12,057     1,844,854    16,991        7,781
                                                     ========     =========    ======      =======

                                                     FGVITHiInc    FedQualBd     FidVIPEIS     FidVIPGrS
                                                    -----------   -----------   -----------   -----------
Investment activity:
   Reinvested dividends .........................     2,046,881     2,840,351     1,242,698       159,518
   Mortality and expense risk charges (note 3) ..       (41,960)     (170,996)     (120,815)     (133,368)
                                                    -----------   -----------   -----------   -----------
      Net investment income (loss) ..............     2,004,921     2,669,355     1,121,883        26,150
                                                    -----------   -----------   -----------   -----------
   Proceeds from mutual fund shares sold ........    18,704,405    22,553,425    26,185,310    10,458,609
   Cost of mutual fund shares sold ..............   (18,188,417)  (21,379,057)  (30,985,796)  (20,473,965)
                                                    -----------   -----------   -----------   -----------
      Realized gain (loss) on investments .......       515,988     1,174,368    (4,800,486)  (10,015,356)
   Change in unrealized gain (loss)
      on investments ............................     2,464,263      (290,377)   24,626,814    35,886,353
                                                    -----------   -----------   -----------   -----------
      Net gain (loss) on investments ............     2,980,251       883,991    19,826,328    25,870,997
                                                    -----------   -----------   -----------   -----------
   Reinvested capital gains .....................            --            --            --            --
                                                    -----------   -----------   -----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     4,985,172     3,553,346    20,948,211    25,897,147
                                                    ===========   ===========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31,2003

                                                       FidVIPHIS      FidVIPOvS     FidVIPConS   FidVIPInvGrB
                                                     ------------   ------------   -----------   ------------
Investment activity:
   Reinvested dividends...........................   $  1,544,303        177,286       226,310           --
   Mortality and expense risk charges (note 3)....        (29,554)       (42,265)     (103,893)          (9)
                                                     ------------   ------------   -----------     --------
      Net investment income (loss)................      1,514,749        135,021       122,417           (9)
                                                     ------------   ------------   -----------     --------

   Proceeds from mutual fund shares sold..........     12,065,498    293,444,469    12,373,579      209,295
   Cost of mutual fund shares sold................    (13,374,151)  (286,367,810)  (15,673,001)    (210,339)
                                                     ------------   ------------   -----------     --------
      Realized gain (loss) on investments.........     (1,308,653)     7,076,659    (3,299,422)      (1,044)
   Change in unrealized gain (loss)
      on investments..............................      5,412,898      5,539,950    23,252,143       11,193
                                                     ------------   ------------   -----------     --------
      Net gain (loss) on investments..............      4,104,245     12,616,609    19,952,721       10,149
                                                     ------------   ------------   -----------     --------
   Reinvested capital gains.......................             --             --            --           --
                                                     ------------   ------------   -----------     --------
      Net increase (decrease) in contract owners'
         equity resulting from operations.........   $  5,618,994     12,751,630    20,075,138       10,140
                                                     ============   ============   ===========     ========

                                                     FidVIPGrOPS    FidVIPMCap   FidVIPValStS   FTVIPFRDiv
                                                     -----------   -----------   ------------   ----------
Investment activity:
   Reinvested dividends...........................       77,532            --             --        3,741
   Mortality and expense risk charges (note 3)....      (11,321)          (27)        (1,461)         (62)
                                                     ----------    ----------     ----------     --------
      Net investment income (loss)................       66,211           (27)        (1,461)       3,679
                                                     ----------    ----------     ----------     --------

   Proceeds from mutual fund shares sold..........    2,051,628     2,092,255      3,384,401      371,893
   Cost of mutual fund shares sold................   (3,234,244)   (2,010,034)    (3,097,032)    (355,534)
                                                     ----------    ----------     ----------     --------
      Realized gain (loss) on investments.........   (1,182,616)       82,221        287,369       16,359
   Change in unrealized gain (loss)
      on investments..............................    4,646,657        98,757        365,472      177,883
                                                     ----------    ----------     ----------     --------
      Net gain (loss) on investments..............    3,464,041       180,978        652,841      194,242
                                                     ----------    ----------     ----------     --------
   Reinvested capital gains.......................           --            --         25,908       11,381
                                                     ----------    ----------     ----------     --------
      Net increase (decrease) in contract owners'
         equity resulting from operations.........    3,530,252       180,951        677,288      209,302
                                                     ==========    ==========     ==========     ========

                                                     FTVIPSmCpVal     FTVIPFS     FTVIPFS2   GVITEmMrkts
                                                     ------------   ----------   ---------   -----------
Investment activity:
   Reinvested dividends...........................    $       3          1,342      63,968       18,809
   Mortality and expense risk charges (note 3)....          (24)           (47)    (11,673)      (3,173)
                                                      ---------     ----------   ---------   ----------
      Net investment income (loss)................          (21)         1,295      52,295       15,636
                                                      ---------     ----------   ---------   ----------

   Proceeds from mutual fund shares sold..........      936,703      2,345,982     707,310    5,537,602
   Cost of mutual fund shares sold................     (892,172)    (2,289,028)   (579,514)  (4,932,983)
                                                      ---------     ----------   ---------   ----------
      Realized gain (loss) on investments.........       44,531         56,954     127,796      604,619
   Change in unrealized gain (loss)
      on investments..............................       45,044         77,270   1,180,204    1,096,247
                                                      ---------     ----------   ---------   ----------
      Net gain (loss) on investments..............       89,575        134,224   1,308,000    1,700,866
                                                      ---------     ----------   ---------   ----------
   Reinvested capital gains.......................           --             --          --           --
                                                      ---------     ----------   ---------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations.........    $  89,554        135,519   1,360,295    1,716,502
                                                      =========     ==========   =========   ==========

                                                     GVITGlFin   GVITGIHIth   GVITGITech   GVITGIUtl
                                                     ---------   ----------   ----------   ---------
Investment activity:
   Reinvested dividends...........................      9,388           --            --      2,839
   Mortality and expense risk charges (note 3)....       (699)      (1,406)       (3,687)      (219)
                                                     --------    ---------    ----------   --------
      Net investment income (loss)................      8,689       (1,406)       (3,687)     2,620
                                                     --------    ---------    ----------   --------

   Proceeds from mutual fund shares sold..........    331,747    1,155,979     2,099,625    945,440
   Cost of mutual fund shares sold................   (300,696)    (992,497)   (1,913,408)  (911,030)
                                                     --------    ---------    ----------   --------
      Realized gain (loss) on investments.........     31,051      163,482       186,217     34,410
   Change in unrealized gain (loss)
      on investments..............................     88,676     (124,144)      902,402     52,291
                                                     --------    ---------    ----------   --------
      Net gain (loss) on investments..............    119,727       39,338     1,088,619     86,701
                                                     --------    ---------    ----------   --------
   Reinvested capital gains.......................    220,655      300,747            --         --
                                                     --------    ---------    ----------   --------
      Net increase (decrease) in contract owners'
         equity resulting from operations.........    349,071      338,679     1,084,932     89,321
                                                     ========    =========    ==========   ========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31,2003

                                                       GVITGvtBd      GVITGrowth    GVITIDAgg    GVITIDCon
                                                     -------------   -----------   ----------   ----------
Investment activity:
   Reinvested dividends...........................   $   6,865,305         2,901       49,882       86,890
   Mortality and expense risk charges (note 3)....        (532,863)       (5,035)        (928)      (3,132)
                                                     -------------   -----------   ----------   ----------
      Net investment income (loss)................       6,332,442        (2,134)      48,954       83,758
                                                     -------------   -----------   ----------   ----------
   Proceeds from mutual fund shares sold..........     114,938,301     6,188,118    1,188,489    1,056,624
   Cost of mutual fund shares sold................    (110,191,379)  (13,448,525)  (1,007,101)  (1,041,921)
                                                     -------------   -----------   ----------   ----------
      Realized gain (loss) on investments.........       4,746,922    (7,260,407)     181,388       14,703
   Change in unrealized gain (loss)
      on investments..............................      (7,366,374)   11,255,445      715,206      161,113
                                                     -------------   -----------   ----------   ----------
      Net gain (loss) on investments..............      (2,619,452)    3,995,038      896,594      175,816
                                                     -------------   -----------   ----------   ----------
   Reinvested capital gains.......................         303,327            --       71,466       18,585
                                                     -------------   -----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations.........   $   4,016,317     3,992,904    1,017,014      278,159
                                                     =============   ===========   ==========   ==========

                                                      GVITIDMod   GVITIDModAgg   GVITIDModCon    GVITIntGro
                                                     ----------   ------------   ------------   -----------
Investment activity:
   Reinvested dividends...........................      182,405       143,129        149,895             --
   Mortality and expense risk charges (note 3)....       (9,355)       (8,313)        (6,584)        (1,304)
                                                     ----------    ----------     ----------    -----------
      Net investment income (loss)................      173,050       134,816        143,311         (1,304)
                                                     ----------    ----------     ----------    -----------
   Proceeds from mutual fund shares sold..........    1,209,195     1,399,879      1,414,960     24,356,234
   Cost of mutual fund shares sold................   (1,187,096)   (1,269,848)    (1,367,212)   (24,068,402)
                                                     ----------    ----------     ----------    -----------
      Realized gain (loss) on investments.........       22,099       130,031         47,748        287,832
   Change in unrealized gain (loss)
      on investments..............................    1,669,089     2,253,214        677,003        217,181
                                                     ----------    ----------     ----------    -----------
      Net gain (loss) on investments..............    1,691,188     2,383,245        724,751        505,013
                                                     ----------    ----------     ----------    -----------
   Reinvested capital gains.......................        6,002            --         14,290             --
                                                     ----------    ----------     ----------    -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations.........    1,870,240     2,518,061        882,352        503,709
                                                     ==========    ==========     ==========    ===========

                                                        GVITMyMkt     GVITMyMkt5     GVITLead    NWGVITStrVal
                                                     -------------   ------------   ----------   ------------
Investment activity:
   Reinvested dividends...........................   $   1,349,554      2,122,609          456           605
   Mortality and expense risk charges (note 3)....        (178,361)      (811,015)        (171)       (1,401)
                                                     -------------   ------------   ----------    ----------
      Net investment income (loss)................       1,171,193      1,311,594          285          (796)
                                                     -------------   ------------   ----------    ----------

   Proceeds from mutual fund shares sold..........     853,911,471    245,103,513    1,166,038     1,551,129
   Cost of mutual fund shares sold................    (853,911,471)  (245,103,513)  (1,099,175)   (1,700,606)
                                                     -------------   ------------   ----------    ----------
      Realized gain (loss) on investments.........              --             --       66,863      (149,477)
   Change in unrealized gain (loss)
      on investments..............................              --             --       18,296       709,462
                                                     -------------   ------------   ----------    ----------
      Net gain (loss) on investments..............              --             --       85,159       559,985
                                                     -------------   ------------   ----------    ----------
   Reinvested capital gains.......................              --             --           --            --
                                                     -------------   ------------   ----------    ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations.........   $   1,171,193      1,311,594       85,444       559,189
                                                     =============   ============   ==========    ==========

                                                     GVITSmCapGr   GVITSmCapVal    GVITSmComp    GVITTotRt
                                                     -----------   ------------   -----------   -----------
Investment activity:
   Reinvested dividends...........................            --           283             --     1,125,759
   Mortality and expense risk charges (note 3)....       (18,206)      (87,765)      (143,671)     (169,244)
                                                     -----------   -----------    -----------   -----------
      Net investment income (loss)................       (18,206)      (87,482)      (143,671)      956,515
                                                     -----------   -----------    -----------   -----------

   Proceeds from mutual fund shares sold..........    30,763,549    17,193,665     15,828,540    28,795,389
   Cost of mutual fund shares sold................   (28,663,551)  (20,525,404)   (17,085,425)  (46,175,196)
                                                     -----------   -----------    -----------   -----------
      Realized gain (loss) on investments.........     2,099,998    (3,331,739)    (1,256,885)  (17,379,807)
   Change in unrealized gain (loss)
      on investments..............................     2,410,575    30,637,626     24,310,071    65,736,490
                                                     -----------   -----------    -----------   -----------
      Net gain (loss) on investments..............     4,510,573    27,305,887     23,053,186    48,356,683
                                                     -----------   -----------    -----------   -----------
   Reinvested capital gains.......................            --            --             --            --
                                                     -----------   -----------    -----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations.........     4,492,367    27,218,405     22,909,515    49,313,198
                                                     ===========   ===========    ===========   ===========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                         GVITUSGro    GVITWLead   GSMCV   GSVITMidCap
                                                       -----------   ----------   -----   -----------
Investment activity:
   Reinvested dividends ............................   $        --           --      --       110,952
   Mortality and expense risk charges (note 3) .....        (1,851)      (2,267)     --       (22,446)
                                                       -----------   ----------    ----    ----------
      Net investment income (loss) .................        (1,851)      (2,267)     --        88,506
                                                       -----------   ----------    ----    ----------
   Proceeds from mutual fund shares sold ...........     9,040,179    2,535,774     715     1,164,994
   Cost of mutual fund shares sold .................    (8,365,705)  (3,110,739)   (709)   (1,028,999)
                                                       -----------   ----------    ----    ----------
      Realized gain (loss) on investments ..........       674,474     (574,965)      6       135,995
   Change in unrealized gain (loss)
      on investments ...............................      (163,614)   1,609,490      20     1,824,068
                                                       -----------   ----------    ----    ----------
      Net gain (loss) on investments ...............       510,860    1,034,525      26     1,960,063
                                                       -----------   ----------    ----    ----------
   Reinvested capital gains ........................       292,900           --      --       145,638
                                                       -----------   ----------    ----    ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   $   801,909    1,032,258      26     2,194,207
                                                       ===========   ==========    ====    ==========

                                                         JPMorBal      JanBal      JanCapAp      JanGlTech
                                                       -----------   ----------   -----------   ----------
Investment activity:
   Reinvested dividends ............................       341,045       64,137        85,049           --
   Mortality and expense risk charges (note 3) .....       (30,113)      (9,646)      (52,521)      (8,866)
                                                       -----------   ----------   -----------   ----------
      Net investment income (loss) .................       310,932       54,491        32,528       (8,866)
                                                       -----------   ----------   -----------   ----------
   Proceeds from mutual fund shares sold ...........     9,520,008    1,286,111    13,968,635    3,241,461
   Cost of mutual fund shares sold .................   (10,634,657)  (1,200,804)  (15,881,327)  (5,680,610)
                                                       -----------   ----------   -----------   ----------
      Realized gain (loss) on investments ..........    (1,114,649)      85,307    (1,912,692)  (2,439,149)
   Change in unrealized gain (loss)
      on investments ...............................     4,225,049      246,371     8,271,924    7,347,499
                                                       -----------   ----------   -----------   ----------
      Net gain (loss) on investments ...............     3,110,400      331,678     6,359,232    4,908,350
                                                       -----------   ----------   -----------   ----------
   Reinvested capital gains ........................            --           --            --           --
                                                       -----------   ----------   -----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........     3,421,332      386,169     6,391,760    4,899,484
                                                       ===========   ==========   ===========   ==========

                                                         JanIntGro    JanRsLgCpCr   MGVITMultiSec   MFSVITInvGrwI
                                                       ------------   -----------   -------------   -------------
Investment activity:
   Reinvested dividends ............................   $    311,752         29         1,376,276            --
   Mortality and expense risk charges (note 3) .....        (52,143)        --           (54,711)          (23)
                                                       ------------     ------       -----------       -------
      Net investment income (loss) .................        259,609         29         1,321,565           (23)
                                                       ------------     ------       -----------       -------
   Proceeds from mutual fund shares sold ...........     69,505,540      3,878        20,749,988        61,140
   Cost of mutual fund shares sold .................    (67,097,232)    (3,769)      (19,687,278)      (58,377)
                                                       ------------     ------       -----------       -------
      Realized gain (loss) on investments ..........      2,408,308        109         1,062,710         2,763
   Change in unrealized gain (loss)
      on investments ...............................      6,998,962      3,346           550,178        20,062
                                                       ------------     ------       -----------       -------
      Net gain (loss) on investments ...............      9,407,270      3,455         1,612,888        22,825
                                                       ------------     ------       -----------       -------
   Reinvested capital gains ........................             --         --                --            --
                                                       ------------     ------       -----------       -------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   $  9,666,879      3,484         2,934,453        22,802
                                                       ============     ======       ===========       =======

                                                       MFSVITValln   NBAMTFas    NBAMTGuard   NBAMTLMat
                                                       -----------   --------   -----------   ---------
Investment activity:
   Reinvested dividends ............................          --           --       115,483      38,809
   Mortality and expense risk charges (note 3) .....         (32)      (1,210)      (19,717)         (3)
                                                        --------     --------   -----------    --------
      Net investment income (loss) .................         (32)      (1,210)       95,766      38,806
                                                        --------     --------   -----------    --------
   Proceeds from mutual fund shares sold ...........     160,720      876,339    10,806,799     560,265
   Cost of mutual fund shares sold .................    (155,959)    (782,482)  (13,679,213)   (566,082)
                                                        --------     --------   -----------    --------
      Realized gain (loss) on investments ..........       4,761       93,857    (2,872,414)     (5,817)
   Change in unrealized gain (loss)
      on investments ...............................      24,142       27,859     6,456,331     (25,993)
                                                        --------     --------   -----------    --------
      Net gain (loss) on investments ...............      28,903      121,716     3,583,917     (31,810)
                                                        --------     --------   -----------    --------
   Reinvested capital gains ........................          --          311            --          --
                                                        --------     --------   -----------    --------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........      28,871      120,817     3,679,683       6,996
                                                        ========     ========   ===========    ========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                         NBAMTMCGr     NBAMTPart    NBAMTSocRe   ONEMidCap
                                                       ------------   -----------   ----------   ---------
Investment activity:
   Reinvested dividends ............................   $         --            --         --           --
   Mortality and expense risk charges (note 3) .....        (56,614)      (12,047)       (17)      (5,592)
                                                       ------------    ----------    -------     --------
      Net investment income (loss) .................        (56,614)      (12,047)       (17)      (5,592)
                                                       ------------    ----------    -------     --------
   Proceeds from mutual fund shares sold ...........     23,350,558     4,284,614     23,647      354,836
   Cost of mutual fund shares sold .................    (29,727,691)   (4,846,027)   (22,489)    (338,505)
                                                       ------------    ----------    -------     --------
      Realized gain (loss) on investments ..........     (6,377,133)     (561,413)     1,158       16,331
   Change in unrealized gain (loss)
      on investments ...............................     15,912,922     4,134,976      8,463      333,042
                                                       ------------    ----------    -------     --------
      Net gain (loss) on investments ...............      9,535,789     3,573,563      9,621      349,373
                                                       ------------    ----------    -------     --------
   Reinvested capital gains ........................             --            --         --           --
                                                       ------------    ----------    -------     --------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   $  9,479,175     3,561,516      9,604      343,781
                                                       ============    ==========    =======     ========

                                                       ONEMidCapV    OppAggGro      OppCapAp      OppGlSec
                                                       ----------   -----------   -----------   -----------
Investment activity:
   Reinvested dividends ............................       2,786             --       360,891       236,600
   Mortality and expense risk charges (note 3) .....      (1,722)       (93,605)     (212,284)      (60,203)
                                                        --------    -----------   -----------   -----------
      Net investment income (loss) .................       1,064        (93,605)      148,607       176,397
                                                        --------    -----------   -----------   -----------
   Proceeds from mutual fund shares sold ...........     571,733     27,610,562    15,120,964    45,978,690
   Cost of mutual fund shares sold .................    (487,867)   (36,718,808)  (21,967,629)  (45,551,451)
                                                        --------    -----------   -----------   -----------
      Realized gain (loss) on investments ..........      83,866     (9,108,246)   (6,846,665)      427,239
   Change in unrealized gain (loss)
      on investments ...............................      59,721     21,592,176    33,617,086    12,200,617
                                                        --------    -----------   -----------   -----------
      Net gain (loss) on investments ...............     143,587     12,483,930    26,770,421    12,627,856
                                                        --------    -----------   -----------   -----------
   Reinvested capital gains ........................          --             --            --            --
                                                        --------    -----------   -----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........     144,651     12,390,325    26,919,028    12,804,253
                                                        ========    ===========   ===========   ===========

                                                        OppHiIncInt    OppMSGrInc   OppMaStSmCpl    PIMLowDur
                                                       ------------   -----------   ------------   ----------
Investment activity:
   Reinvested dividends ............................   $        --        307,192           --        105,525
   Mortality and expense risk charges (note 3) .....           (27)       (35,175)         (28)       (19,377)
                                                       -----------    -----------     --------     ----------
      Net investment income (loss) .................           (27)       272,017          (28)        86,148
                                                       -----------    -----------     --------     ----------
   Proceeds from mutual fund shares sold ...........     1,270,799     13,880,240      475,885      1,050,148
   Cost of mutual fund shares sold .................    (1,247,675)   (16,848,401)    (441,866)    (1,046,229)
                                                       -----------    -----------     --------     ----------
      Realized gain (loss) on investments ..........        23,124     (2,968,161)      34,019          3,919
   Change in unrealized gain (loss)
      on investments ...............................        60,345     11,298,515      111,096          3,744
                                                       -----------    -----------     --------     ----------
      Net gain (loss) on investments ...............        83,469      8,330,354      145,115          7,663
                                                       -----------    -----------     --------     ----------
   Reinvested capital gains ........................            --             --           --         24,408
                                                       -----------    -----------     --------     ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   $    83,442      8,602,371      145,087        118,219
                                                       ===========    ===========     ========     ==========

                                                       PIMRealRet    PIMTotRet     PionHY     PUTVTGrIncIB
                                                       ----------   ----------   ----------   ------------
Investment activity:
   Reinvested dividends ............................      135,986      632,286      118,284           --
   Mortality and expense risk charges (note 3) .....      (22,274)     (90,338)      (4,697)         (33)
                                                       ----------   ----------   ----------      -------
      Net investment income (loss) .................      113,712      541,948      113,587          (33)
                                                       ----------   ----------   ----------      -------
   Proceeds from mutual fund shares sold ...........    4,271,712    3,014,766    2,700,304       16,929
   Cost of mutual fund shares sold .................   (4,116,793)  (2,987,170)  (2,479,005)     (16,476)
                                                       ----------   ----------   ----------      -------
      Realized gain (loss) on investments ..........      154,919       27,596      221,299          453
   Change in unrealized gain (loss)
      on investments ...............................       32,564     (110,836)     122,976       20,678
                                                       ----------   ----------   ----------      -------
      Net gain (loss) on investments ...............      187,483      (83,240)     344,275       21,131
                                                       ----------   ----------   ----------      -------
   Reinvested capital gains ........................      173,353      290,711           --           --
                                                       ----------   ----------   ----------      -------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........      474,548      749,419      457,862       21,098
                                                       ==========   ==========   ==========      =======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                       PUTVTIntlEqIB   PUTVTVoylB    RoyMicro   SGVITMdCpGr
                                                       -------------   ----------   ---------   -----------
Investment activity:
   Reinvested dividends ............................    $        --          --            --            --
   Mortality and expense risk charges (note 3) .....            (31)         (7)      (16,213)      (21,177)
                                                        -----------      ------     ---------   -----------
      Net investment income (loss) .................            (31)         (7)      (16,213)      (21,177)
                                                        -----------      ------     ---------   -----------
   Proceeds from mutual fund shares sold ...........      2,063,871       9,410     1,178,050    14,136,370
   Cost of mutual fund shares sold .................     (2,042,057)     (9,194)     (924,797)  (20,357,824)
                                                        -----------      ------     ---------   -----------
      Realized gain (loss) on investments ..........         21,814         216       253,253    (6,221,454)
   Change in unrealized gain (loss)
      on investments ...............................         56,900       6,212     1,459,001    11,980,636
                                                        -----------      ------     ---------   -----------
      Net gain (loss) on investments ...............         78,714       6,428     1,712,254     5,759,182
                                                        -----------      ------     ---------   -----------
   Reinvested capital gains ........................             --          --       421,098            --
                                                        -----------      ------     ---------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    $    78,683       6,421     2,117,139     5,738,005
                                                        ===========      ======     =========   ===========

                                                          StOpp2       TRPEI2      TRPMCG2    TurnGVITGro
                                                       -----------   ----------   ---------   -----------
Investment activity:
   Reinvested dividends ............................        23,340      188,442          --           --
   Mortality and expense risk charges (note 3) .....       (63,121)     (38,497)    (12,737)        (526)
                                                       -----------   ----------   ---------   ----------
      Net investment income (loss) .................       (39,781)     149,945     (12,737)        (526)
                                                       -----------   ----------   ---------   ----------
   Proceeds from mutual fund shares sold ...........     9,835,759    1,620,259   1,245,410    1,374,399
   Cost of mutual fund shares sold .................   (12,216,012)  (1,498,346)   (974,419)  (1,217,603)
                                                       -----------   ----------   ---------   ----------
      Realized gain (loss) on investments ..........    (2,380,253)     121,913     270,991      156,796
   Change in unrealized gain (loss)
      on investments ...............................    12,212,543    3,003,853   1,198,675      130,920
                                                       -----------   ----------   ---------   ----------
      Net gain (loss) on investments ...............     9,832,290    3,125,766   1,469,666      287,716
                                                       -----------   ----------   ---------   ----------
   Reinvested capital gains ........................            --           --          --           --
                                                       -----------   ----------   ---------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     9,792,509    3,275,711   1,456,929      287,190
                                                       ===========   ==========   =========   ==========

                                                        VEWrldEMkt    VEWrldHAs   VKoreFI     VKEmMkt     VKMidCapG   VKUSRealEst
                                                       -----------   ----------   -------   ----------   ----------   -----------
Investment activity:
   Reinvested dividends ............................   $     7,942       13,563        22           --           --            --
   Mortality and expense risk charges (note 3) .....        (5,758)      (3,254)      (44)     (11,369)      (4,221)      (45,467)
                                                       -----------   ----------   -------   ----------   ----------   -----------
      Net investment income (loss) .................         2,184       10,309       (22)     (11,369)      (4,221)      (45,467)
                                                       -----------   ----------   -------   ----------   ----------   -----------
   Proceeds from mutual fund shares sold ...........     9,505,996    7,887,087    85,744    5,051,540    2,918,260    10,735,438
   Cost of mutual fund shares sold .................    (8,449,508)  (7,993,789)  (86,251)  (4,439,184)  (2,908,329)  (10,123,053)
                                                       -----------   ----------   -------   ----------   ----------   -----------
      Realized gain (loss) on investments ..........     1,056,488     (106,702)     (507)     612,356        9,931       612,385
   Change in unrealized gain (loss)
      on investments ...............................     2,226,271    1,336,812     1,903    1,121,269      999,073     9,192,176
                                                       -----------   ----------   -------   ----------   ----------   -----------
      Net gain (loss) on investments ...............     3,282,759    1,230,110     1,396    1,733,625    1,009,004     9,804,561
                                                       -----------   ----------   -------   ----------   ----------   -----------
   Reinvested capital gains ........................            --           --       273           --           --            --
                                                       -----------   ----------   -------   ----------   ----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 3,284,943    1,240,419     1,647    1,722,256    1,004,783     9,759,094
                                                       ===========   ==========   =======   ==========   ==========   ===========

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2003 and 2002

                                                                    Total                   AIMCapAp
                                                       ------------------------------   --------------
                                                            2003             2002         2003    2002
                                                       --------------   -------------   -------   ----
Investment activity:
   Net investment income (loss) ....................   $   26,858,792      28,058,001       (12)    --
   Realized gain (loss) on investments .............     (107,109,240)   (173,891,391)  (15,225)    --
   Change in unrealized gain (loss)
      on investments ...............................      590,219,136    (185,402,711)   25,422     --
   Reinvested capital gains ........................        2,362,280       8,167,207        --     --
                                                       --------------   -------------   -------    ---
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........      512,330,968    (323,068,894)   10,185     --
                                                       --------------   -------------   -------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................      684,393,099     806,276,709   145,264     --
   Transfers between funds .........................               --              --   190,591     --
   Surrenders (note 6) .............................     (302,997,849)   (118,040,336)      (20)    --
   Death benefits (note 4) .........................       (2,544,257)     (2,999,731)       --     --
   Net policy repayments (loans) (note 5) ..........       15,397,293     (31,525,439)   (2,195)    --
   Deductions for surrender charges (note 2d) ......      (10,621,920)     (7,798,703)       (1)    --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................     (134,724,692)   (129,307,494)   (9,883)    --
   Asset charges (note 3):
      FPVUL & VEL contracts ........................       (3,761,238)     (3,265,896)     (331)    --
      MSP contracts ................................         (177,883)       (177,913)       --     --
      SL contracts .................................         (840,000)       (687,007)      (21)    --
                                                       --------------   -------------   -------    ---
         Net equity transactions ...................      244,122,553     512,474,190   323,404     --
                                                       --------------   -------------   -------    ---

Net change in contract owners' equity ..............      756,453,521     189,405,296   333,589     --
Contract owners' equity beginning of period ........    2,276,440,710   2,087,035,414        --     --
                                                       --------------   -------------   -------    ---
Contract owners' equity end of period ..............   $3,032,894,231   2,276,440,710   333,589     --
                                                       ==============   =============   =======    ===

CHANGES IN UNITS:
   Beginning units .................................      245,162,666     191,173,282        --     --
                                                       --------------   -------------   -------    ---
   Units purchased .................................      152,117,332     145,379,173    27,974     --
   Units redeemed ..................................     (123,003,123)    (91,389,789)   (1,058)    --
                                                       --------------   -------------   -------    ---
   Ending units ....................................      274,276,875     245,162,666    26,916     --
                                                       ==============   =============   =======    ===

                                                              AIMBVF             AIMCDF
                                                       -------------------   --------------
                                                          2003       2002      2003    2002
                                                       ---------   -------   -------   ----
Investment activity:
   Net investment income (loss) ....................      (2,140)     (139)     (356)   --
   Realized gain (loss) on investments .............     122,322        44    64,519    --
   Change in unrealized gain (loss)
      on investments ...............................     177,090   (16,746)   18,972    --
   Reinvested capital gains ........................          --        --        --    --
                                                       ---------   -------   -------   ---
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........     297,272   (16,841)   83,135    --
                                                       ---------   -------   -------   ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................     391,184     8,073   188,767    --
   Transfers between funds .........................     968,277   401,732   409,243   250
   Surrenders (note 6) .............................      (2,640)       --       (14)   --
   Death benefits (note 4) .........................          --        --       (17)   --
   Net policy repayments (loans) (note 5) ..........      (2,719)       --     7,850    --
   Deductions for surrender charges (note 2d) ......         (93)       --        (1)   --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................     (44,665)     (570)   (7,330)  (15)
   Asset charges (note 3):
      FPVUL & VEL contracts ........................        (644)       --      (317)   --
      MSP contracts ................................        (115)       --        (5)   --
      SL contracts .................................         (75)       --        (7)   --
                                                       ---------   -------   -------   ---
         Net equity transactions ...................   1,308,510   409,235   598,169   235
                                                       ---------   -------   -------   ---

Net change in contract owners' equity ..............   1,605,782   392,394   681,304   235
Contract owners' equity beginning of period ........     392,394        --       235    --
                                                       ---------   -------   -------   ---
Contract owners' equity end of period ..............   1,998,176   392,394   681,539   235
                                                       =========   =======   =======   ===

CHANGES IN UNITS:
   Beginning units .................................      39,881        --        24    --
                                                       ---------   -------   -------   ---
   Units purchased .................................     119,273    39,936    52,189    26
   Units redeemed ..................................      (6,914)      (55)     (868)   (2)
                                                       ---------   -------   -------   ---
   Ending units ....................................     152,240    39,881    51,345    24
                                                       =========   =======   =======   ===

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31,2003 and 2002

                                                      AllSmCpVal         AllGroInc              ACVPIncGr               ACVPInfPr
                                                   ---------------  ------------------   ------------------------   ----------------
                                                     2003     2002     2003      2002        2003         2002         2003     2002
                                                   --------   ----  ---------   ------   -----------   ----------   ---------   ----
Investment activity:
   Net investment income (loss) .................  $    174     --      6,201       (9)      326,000      295,751       8,247     --
   Realized gain (loss) on investments ..........    52,822     --     74,700      (19)   (6,538,921)  (2,425,742)    (10,542)    --
   Change in unrealized gain (loss)
      on investments ............................    30,043     --    969,726   (1,665)   12,592,379   (6,415,240)     16,524     --
   Reinvested capital gains .....................       570     --         --       --            --           --         261     --
                                                   --------    ---  ---------   ------   -----------   ----------   ---------    ---
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    83,609     --  1,050,627   (1,693)    6,379,458   (8,545,231)     14,490     --
                                                   --------    ---  ---------   ------   -----------   ----------   ---------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................    78,868     --  1,935,130      (16)    4,338,258    8,242,700      97,055     --
   Transfers between funds ......................   244,139     --  6,170,887   56,089   (14,535,270)   4,275,259   1,081,913     --
   Surrenders (note 6) ..........................        --     --    (26,111)      --    (6,231,826)    (859,189)    (37,138)    --
   Death benefits (note 4) ......................        --     --         --       --       (54,131)     (84,910)         --     --
   Net policy repayments (loans) (note 5) .......    (1,318)    --      2,451       --     1,394,557   (1,414,722)     (1,336)    --
   Deductions for surrender charges (note 2d) ...        --     --       (915)      --      (218,463)     (56,765)     (1,302)    --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................    (9,754)    --   (117,488)      --    (1,810,142)  (2,134,843)    (27,415)    --
   Asset charges (note 3):
      FPVUL & VEL contracts .....................      (355)    --     (1,648)      --       (56,784)     (51,840)       (867)    --
      MSP contracts .............................        --     --         (6)      --        (4,173)      (4,113)        (95)    --
      SL contracts ..............................      (129)    --        (85)      --       (11,378)      (9,375)        (72)    --
                                                   --------    ---  ---------   ------   -----------   ----------   ---------    ---
         Net equity transactions ................   311,451     --  7,962,215   56,073   (17,189,352)   7,902,202   1,110,743     --
                                                   --------    ---  ---------   ------   -----------   ----------   ---------    ---

Net change in contract owners' equity ...........   395,060     --  9,012,842   54,380   (10,809,894)    (643,029)  1,125,233     --
Contract owners' equity beginning
   of period ....................................        --     --     54,380       --    38,241,888   38,884,917          --     --
                                                   --------    ---  ---------   ------   -----------   ----------   ---------    ---
Contract owners' equity end of period ...........  $395,060     --  9,067,222   54,380    27,431,994   38,241,888   1,125,233     --
                                                   ========    ===  =========   ======   ===========   ==========   =========    ===
CHANGES IN UNITS:
   Beginning units ..............................        --     --      5,432       --     4,372,283    3,582,704          --     --
                                                   --------    ---  ---------   ------   -----------   ----------   ---------    ---
   Units purchased ..............................    29,601     --    906,704    5,432       891,295    1,345,665     110,952     --
   Units redeemed ...............................      (966)    --   (227,226)      --    (2,955,831)    (556,086)     (1,962)    --
                                                   --------    ---  ---------   ------   -----------   ----------   ---------    ---
   Ending units .................................    28,635     --    684,910    5,432     2,307,747    4,372,283     108,990     --
                                                   ========    ===  =========   ======   ===========   ==========   =========    ===

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31,2003 and 2002

                                                             ACVPInt                  ACVPUltra
                                                    ------------------------   --------------------
                                                        2003         2002         2003       2002
                                                    -----------   ----------   ---------   --------
Investment activity:
   Net investment income (loss) .................   $   269,712      252,262      (3,225)     2,192
   Realized gain (loss) on investments ..........     4,390,971   (7,025,164)    117,675    (65,437)
   Change in unrealized gain (loss)
      on investments ............................     8,676,425   (1,505,283)    266,756    (28,521)
   Reinvested capital gains .....................            --           --          --         --
                                                    -----------   ----------   ---------   --------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    13,337,108   (8,278,185)    381,206    (91,766)
                                                    -----------   ----------   ---------   --------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     9,177,412   14,523,861     866,962    381,461
   Transfers between funds ......................     2,991,552     (827,913)  2,721,084    767,998
   Surrenders (note 6) ..........................    (5,272,163)  (1,534,093)   (188,855)  (326,526)
   Death benefits (note 4) ......................       (22,976)     (53,686)     (1,431)        --
   Net policy repayments (loans) (note 5) .......     1,056,332   (1,212,686)      6,813      1,986
   Deductions for surrender charges (note 2d) ...      (184,821)    (101,355)     (6,620)   (21,573)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................    (3,562,972)  (2,687,623)   (145,158)   (45,493)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................       (66,834)     (64,935)     (4,450)    (1,707)
      MSP contracts .............................        (2,916)      (3,820)        (12)        (8)
      SL contracts ..............................        (9,789)      (9,329)       (260)       (21)
                                                    -----------   ----------   ---------   --------
         Net equity transactions ................     4,102,825    8,028,421   3,248,073    756,117
                                                    -----------   ----------   ---------   --------

Net change in contract owners' equity ...........    17,439,933     (249,764)  3,629,279    664,351
Contract owners' equity beginning
   of period ....................................    44,595,057   44,844,821     664,351         --
                                                    -----------   ----------   ---------   --------
Contract owners' equity end of period ...........   $62,034,990   44,595,057   4,293,630    664,351
                                                    ===========   ==========   =========   ========

CHANGES IN UNITS:
   Beginning units ..............................     5,642,120    4,459,878      82,661         --
                                                    -----------   ----------   ---------   --------
   Units purchased ..............................     2,534,766    2,071,974     388,084     88,490
   Units redeemed ...............................    (1,613,113)    (889,732)    (41,978)    (5,829)
                                                    -----------   ----------   ---------   --------
   Ending units .................................     6,563,773    5,642,120     428,767     82,661
                                                    ===========   ==========   =========   ========

                                                            ACVPVal                  BCAT
                                                    -----------------------   ------------------
Investment activity:                                   2003         2002         2003      2002
                                                    ----------   ----------   ---------   ------
   Net investment income (loss) .................      440,077      228,704      (5,203)     (29)
   Realized gain (loss) on investments ..........   (2,595,801)    (664,248)     93,310       79
   Change in unrealized gain (loss)
      on investments ............................   14,564,095   (7,152,115)    429,891      (48)
   Reinvested capital gains .....................           --    1,740,826          --       --
                                                    ----------   ----------   ---------   ------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   12,408,371   (5,846,833)    517,998        2
                                                    ----------   ----------   ---------   ------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................    8,859,894    9,518,078     396,797       (1)
   Transfers between funds ......................    4,460,692   14,238,176   4,262,979   69,454
   Surrenders (note 6) ..........................   (8,297,618)  (1,379,551)     (4,371)      --
   Death benefits (note 4) ......................      (14,776)     (56,150)       (174)      --
   Net policy repayments (loans) (note 5) .......      (95,718)    (201,892)     (2,751)      --
   Deductions for surrender charges (note 2d) ...     (290,882)     (91,144)       (153)      --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................   (2,727,284)  (2,572,725)    (29,255)    (296)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................     (105,153)     (84,853)         --       --
      MSP contracts .............................       (3,038)      (3,108)         --       --
      SL contracts ..............................      (26,503)     (17,817)         --       --
                                                    ----------   ----------   ---------   ------
         Net equity transactions ................    1,759,614   19,349,014   4,623,072   69,157
                                                    ----------   ----------   ---------   ------
Net change in contract owners' equity ...........   14,167,985   13,502,181   5,141,070   69,159
Contract owners' equity beginning
   of period ....................................   42,688,553   29,186,372      69,159       --
                                                    ----------   ----------   ---------   ------
Contract owners' equity end of period ...........   56,856,538   42,688,553   5,210,229   69,159
                                                    ==========   ==========   =========   ======

CHANGES IN UNITS:
   Beginning units ..............................    3,650,314    2,161,177       7,134       --
                                                    ----------   ----------   ---------   ------
   Units purchased ..............................    1,337,198    1,905,197     473,014    7,164
   Units redeemed ...............................   (1,177,190)    (416,060)    (65,926)     (30)
                                                    ----------   ----------   ---------   ------
   Ending units .................................    3,810,322    3,650,314     414,222    7,134
                                                    ==========   ==========   =========   ======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                           CVSSEP           ComGVITVal
                                                    ---------------   ----------------------
                                                      2003     2002      2003        2002
                                                    --------   ----   ---------   ----------
Investment activity:
   Net investment income (loss) .................   $    (28)   --       72,198       64,404
   Realized gain (loss) on investments ..........    (14,135)   --     (819,312)  (1,155,697)
   Change in unrealized gain (loss)
      on investments ............................      1,777    --    2,375,390     (372,887)
   Reinvested capital gains .....................         --    --           --           --
                                                    --------   ---    ---------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    (12,386)   --    1,628,276   (1,464,180)
                                                    --------   ---    ---------   ----------
Equity transactions:
   Purchase payments received from contract
      owners (note 6) ...........................        378    --    1,087,630    1,857,957
   Transfers between funds ......................     39,135    --     (371,853)     478,332
   Surrenders (note 6) ..........................         --    --     (204,750)    (151,738)
   Death benefits (note 4) ......................         --    --      (50,444)     (16,024)
   Net policy repayments (loans) (note 5) .......         --    --       10,868      (46,526)
   Deductions for surrender charges (note 2d) ...         --    --       (7,178)     (10,025)
   Redemptions to pay cost of insurance charges
      and administrative charges
      (notes 2b and 2c) .........................       (779)   --     (372,399)    (337,086)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................         --    --      (10,736)      (8,716)
      MSP contracts .............................         --    --         (647)        (766)
      SL contracts ..............................         --    --       (2,037)        (874)
                                                    --------   ---    ---------   ----------
         Net equity transactions ................     38,734    --       78,454    1,764,534
                                                    --------   ---    ---------   ----------

Net change in contract owners' equity ...........     26,348    --    1,706,730      300,354
Contract owners' equity beginning
   of period ....................................         --    --    5,500,567    5,200,213
                                                    --------   ---    ---------   ----------
Contract owners' equity end of period ...........   $ 26,348    --    7,207,297    5,500,567
                                                    ========   ---    =========   ==========

CHANGES IN UNITS:
   Beginning units ..............................         --    --      743,874      528,392
                                                    --------   ---    ---------   ----------
   Units purchased ..............................      2,181    --      261,096      323,564
   Units redeemed ...............................        (79)   --     (276,949)    (108,082)
                                                    --------   ---    ---------   ----------
   Ending units .................................      2,102    --      728,021      743,874
                                                    ========   ===    =========   ==========

                                                          CSGPVen                CSIntEq
                                                    -------------------   ---------------------
                                                      2003       2002        2003        2002
                                                    --------   --------   ---------   ---------
Investment activity:
   Net investment income (loss) .................       (548)      (741)      6,702      (1,064)
   Realized gain (loss) on investments ..........   (162,063)  (342,320)    (27,290)    (31,534)
   Change in unrealized gain (loss)
      on investments ............................    438,373     59,105     478,435    (339,704)
   Reinvested capital gains .....................         --         --          --          --
                                                    --------   --------   ---------   ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    275,762   (283,956)    457,847    (372,302)
                                                    --------   --------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................    116,741    138,218     185,548     257,124
   Transfers between funds ......................    (18,531)  (150,036)    (46,871)   (129,187)
   Surrenders (note 6) ..........................    (21,295)   (19,422)   (124,610)   (109,474)
   Death benefits (note 4) ......................         --     (2,132)         --          --
   Net policy repayments (loans) (note 5) .......     (2,623)     2,471      (2,371)    (11,178)
   Deductions for surrender charges (note 2d) ...       (747)    (1,283)     (4,368)     (7,233)
   Redemptions to pay cost of insurance charges
      and administrative charges
      (notes 2b and 2c) .........................    (38,975)   (44,394)    (94,908)   (100,884)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................     (2,005)    (2,071)     (5,093)     (5,555)
      MSP contracts .............................       (242)      (361)       (335)       (397)
      SL contracts ..............................       (140)      (206)       (658)       (670)
                                                    --------   --------   ---------   ---------
         Net equity transactions ................     32,183    (79,216)    (93,666)   (107,454)
                                                    --------   --------   ---------   ---------

Net change in contract owners' equity ...........    307,945   (363,172)    364,181    (479,756)
Contract owners' equity beginning
   of period ....................................    530,190    893,362   1,380,444   1,860,200
                                                    --------   --------   ---------   ---------
Contract owners' equity end of period ...........    838,135    530,190   1,744,625   1,380,444
                                                    ========   ========   =========   =========

CHANGES IN UNITS:
   Beginning units ..............................     84,647     92,656     190,594     206,416
                                                    --------   --------   ---------   ---------
   Units purchased ..............................     51,522     18,681      63,129      33,740
   Units redeemed ...............................    (40,113)   (26,690)    (73,944)    (49,562)
                                                    --------   --------   ---------   ---------
   Ending units .................................     96,056     84,647     179,779     190,594
                                                    ========   ========   =========   =========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                            CSLCapV            DryGVITIntVal
                                                    -----------------------   --------------
                                                       2003          2002       2003    2002
                                                    ----------   ----------   -------   ----
Investment activity:
   Net investment income (loss) .................   $   11,579       15,840        (4)   --
   Realized gain (loss) on investments ..........     (185,166)    (187,629)   28,387    --
   Change in unrealized gain (loss)
      on investments ............................      572,829     (413,957)   22,942    --
   Reinvested capital gains .....................           --           --        --    --
                                                    ----------   ----------   -------   ---
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      399,242     (585,746)   51,325    --
                                                    ----------   ----------   -------   ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................      424,916      436,621    18,266    --
   Transfers between funds ......................     (113,246)  (1,251,071)  274,261    --
   Surrenders (note 6) ..........................     (121,277)    (213,288)   (6,158)   --
   Death benefits (note 4) ......................       (9,891)      (7,975)       --    --
   Net policy repayments (loans) (note 5) .......        9,098        2,593    (2,659)   --
   Deductions for surrender charges (note 2d) ...       (4,251)     (14,092)     (216)   --
   Redemptions to pay cost of insurance charges
      and administrative charges
      (notes 2b and 2c) .........................     (145,128)    (154,556)   (3,785)   --
   Asset charges (note 3):
      FPVUL & VEL contracts .....................       (4,419)      (5,457)     (258)   --
      MSP contracts .............................         (443)        (500)      (21)   --
      SL contracts ..............................         (891)        (727)      (11)   --
                                                    ----------   ----------   -------   ---
         Net equity transactions ................       34,468   (1,208,452)  279,419    --
                                                    ----------   ----------   -------   ---

Net change in contract owners' equity ...........      433,710   (1,794,198)  330,744    --
Contract owners' equity beginning
   of period ....................................    1,679,182    3,473,380        --    --
                                                    ----------   ----------   -------   ---
Contract owners' equity end of period ...........   $2,112,892    1,679,182   330,744    --
                                                    ==========   ==========   =======   ===

CHANGES IN UNITS:
   Beginning units ..............................      175,080      285,384        --    --
                                                    ----------   ----------   -------   ---
   Units purchased ..............................       66,176       47,298    24,937    --
   Units redeemed ...............................      (63,790)    (157,602)   (1,036)   --
                                                    ----------   ----------   -------   ---
   Ending units .................................      177,466      175,080    23,901    --
                                                    ==========   ==========   =======   ===

                                                         DryMidCapIx               DryEuroEq
                                                    -----------------------   ---------------------
                                                       2003          2002       2003        2002
                                                    ----------   ----------   --------   ----------
Investment activity:
   Net investment income (loss) .................      123,549       65,809        --        (1,189)
   Realized gain (loss) on investments ..........     (406,230)    (468,952)       --      (240,858)
   Change in unrealized gain (loss)
      on investments ............................   12,149,701   (5,175,301)       --       (17,058)
   Reinvested capital gains .....................          278      243,793        --            --
                                                    ----------   ----------    ------    ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   11,867,298   (5,334,651)       --      (259,105)
                                                    ----------   ----------    ------    ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................    8,936,277    7,501,528      (847)      376,786
   Transfers between funds ......................    4,583,904   12,585,211       841    (1,581,576)
   Surrenders (note 6) ..........................   (1,823,209)  (1,410,219)      186       (26,144)
   Death benefits (note 4) ......................       (7,598)     (30,435)       --        (3,280)
   Net policy repayments (loans) (note 5) .......      (91,127)     (99,081)     (193)         (402)
   Deductions for surrender charges (note 2d) ...      (63,915)     (93,171)        7        (1,727)
   Redemptions to pay cost of insurance charges
      and administrative charges
      (notes 2b and 2c) .........................   (1,939,737)  (1,703,300)   (1,981)      (84,449)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................      (61,389)     (49,277)       --        (2,576)
      MSP contracts .............................       (1,729)      (1,585)       --           (82)
      SL contracts ..............................      (23,449)     (17,307)       --          (527)
                                                    ----------   ----------    ------    ----------
         Net equity transactions ................    9,508,028   16,682,364    (1,987)   (1,323,977)
                                                    ----------   ----------    ------    ----------

Net change in contract owners' equity ...........   21,375,326   11,347,713    (1,987)   (1,583,082)
Contract owners' equity beginning
   of period ....................................   28,785,471   17,437,758     1,987     1,585,069
                                                    ----------   ----------    ------    ----------
Contract owners' equity end of period ...........   50,160,797   28,785,471        --         1,987
                                                    ==========   ==========    ======    ==========

CHANGES IN UNITS:
   Beginning units ..............................    2,365,305    1,199,159       282       174,397
                                                    ----------   ----------    ------    ----------
   Units purchased ..............................    1,262,238    1,402,464       147        58,103
   Units redeemed ...............................     (479,540)    (236,318)     (429)     (232,218)
                                                    ----------   ----------    ------    ----------
   Ending units .................................    3,148,003    2,365,305        --           282
                                                    ==========   ==========    ======    ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                        DryMidCapStk           DrySmCapIxS
                                                    -------------------   ---------------------
                                                       2003       2002       2003        2002
                                                    ----------   ------   ---------   ---------
Investment activity:
   Net investment income (loss) .................   $    3,994       76       9,025       3,092
   Realized gain (loss) on investments ..........       20,925       --     612,843       9,527
   Change in unrealized gain (loss)
      on investments ............................       16,660     (427)    809,461     (20,037)
   Reinvested capital gains .....................           --       --      40,118          --
                                                    ----------   ------   ---------   ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......       41,579     (351)  1,471,447      (7,418)
                                                    ----------   ------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................      466,628       --     903,885     365,357
   Transfers between funds ......................    1,646,939   28,932   4,763,665   2,178,207
   Surrenders (note 6) ..........................           --       --    (100,497)    (35,945)
   Death benefits (note 4) ......................           --       --      (7,955)     (4,196)
   Net policy repayments (loans) (note 5) .......           --       --      (2,413)     (1,436)
   Deductions for surrender charges (note 2d) ...           --       --      (3,523)     (2,375)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................      (14,388)    (255)   (169,521)    (27,049)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................           --       --      (5,854)       (633)
      MSP contracts .............................           --       --          (5)         --
      SL contracts ..............................           --       --      (1,040)        (63)
                                                    ----------   ------   ---------   ---------
         Net equity transactions ................    2,099,179   28,677   5,376,742   2,471,867
                                                    ----------   ------   ---------   ---------
Net change in contract owners' equity ...........    2,140,758   28,326   6,848,189   2,464,449
Contract owners' equity beginning of period .....       28,326       --   2,464,449          --
                                                    ----------   ------   ---------   ---------
Contract owners' equity end of period ...........   $2,169,084   28,326   9,312,638   2,464,449
                                                    ==========   ======   =========   =========

CHANGES IN UNITS:
   Beginning units ..............................        2,842       --     321,221          --
                                                    ----------   ------   ---------   ---------
   Units purchased ..............................      165,868    2,842     595,722     325,576
   Units redeemed ...............................       (3,245)      --     (34,875)     (4,355)
                                                    ----------   ------   ---------   ---------
   Ending units .................................      165,465    2,842     882,068     321,221
                                                    ==========   ======   =========   =========

                                                            DrySRGro                  DryStkIx
                                                    -----------------------   -------------------------
                                                       2003         2002          2003          2002
                                                    ----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) .................        9,226       20,637     3,807,142     3,050,358
   Realized gain (loss) on investments ..........   (2,471,747)  (4,044,827)  (30,299,386)  (18,599,138)
   Change in unrealized gain (loss) on
      investments ...............................    5,739,828   (2,065,356)   98,834,334   (50,888,412)
   Reinvested capital gains .....................           --           --            --            --
                                                    ----------   ----------   -----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    3,277,307   (6,089,546)   72,342,090   (66,437,192)
                                                    ----------   ----------   -----------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................    3,401,462    5,506,507    54,327,291    67,681,915
   Transfers between funds ......................   (1,839,608)  (2,145,908)    6,016,875    51,084,841
   Surrenders (note 6) ..........................   (1,994,494)    (934,968)  (34,561,198)  (10,065,375)
   Death benefits (note 4) ......................      (15,838)     (47,141)     (281,113)     (424,395)
   Net policy repayments (loans) (note 5) .......      889,748   (1,025,096)    7,880,937    (9,366,566)
   Deductions for surrender charges (note 2d) ...      (69,919)     (61,772)   (1,211,580)     (665,001)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................   (1,547,321)  (1,889,457)  (14,158,509)  (14,484,498)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................      (54,112)     (55,265)     (398,730)     (369,254)
      MSP contracts .............................       (2,285)      (2,737)      (17,616)      (20,608)
      SL contracts ..............................       (5,345)      (5,603)     (174,435)     (119,742)
                                                    ----------   ----------   -----------   -----------
         Net equity transactions ................   (1,237,712)    (661,440)   17,421,922    83,251,317
                                                    ----------   ----------   -----------   -----------
Net change in contract owners' equity ...........    2,039,595   (6,750,986)   89,764,012    16,814,125
Contract owners' equity beginning of period .....   14,014,403   20,765,389   252,617,859   235,803,734
                                                    ----------   ----------   -----------   -----------
Contract owners' equity end of period ...........   16,053,998   14,014,403   342,381,871   252,617,859
                                                    ==========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ..............................    1,785,944    1,904,741    29,512,045    21,289,393
                                                    ----------   ----------   -----------   -----------
   Units purchased ..............................      508,495      642,801    14,387,513    12,329,234
   Units redeemed ...............................     (677,229)    (761,598)  (11,708,418)   (4,106,582)
                                                    ----------   ----------   -----------   -----------
   Ending units .................................    1,617,210    1,785,944    32,191,140    29,512,045
                                                    ==========   ==========   ===========   ===========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                            DryVIFApp            DryDevLeadI
                                                    ------------------------   --------------
                                                        2003         2002        2003    2002
                                                    -----------   ----------   -------   ----
Investment activity:
   Net investment income (loss) .................   $   343,852      335,056        25    --
   Realized gain (loss) on investments ..........    (2,311,117)  (2,871,136)    2,044    --
   Change in unrealized gain (loss) on
      investments ...............................     8,650,961   (4,395,323)    9,988    --
   Reinvested capital gains .....................            --           --        --    --
                                                    -----------   ----------   -------   ---
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     6,683,696   (6,931,403)   12,057    --
                                                    -----------   ----------   -------   ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     7,070,591    7,333,979    46,332    --
   Transfers between funds ......................    (8,163,364)   2,497,836   155,556    --
   Surrenders (note 6) ..........................    (5,022,238)  (1,827,641)      (14)   --
   Death benefits (note 4) ......................       (36,800)     (91,596)       --    --
   Net policy repayments (loans) (note 5) .......        46,422      (52,117)     (136)   --
   Deductions for surrender charges (note 2d) ...      (176,060)    (120,749)       (1)   --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................    (1,810,329)  (1,963,359)   (7,571)   --
   Asset charges (note 3):
      FPVUL & VEL contracts .....................       (50,854)     (51,569)     (167)   --
      MSP contracts .............................          (970)      (1,413)       --    --
      SL contracts ..............................        (9,613)      (9,323)       (3)   --
                                                    -----------   ----------   -------   ---
         Net equity transactions ................    (8,153,215)   5,714,048   193,996    --
                                                    -----------   ----------   -------   ---
Net change in contract owners' equity ...........    (1,469,519)  (1,217,355)  206,053    --
Contract owners' equity beginning of period .....    33,593,414   34,810,769        --    --
                                                    -----------   ----------   -------   ---
Contract owners' equity end of period ...........   $32,123,895   33,593,414   206,053    --
                                                    ===========   ==========   =======   ===

CHANGES IN UNITS:
   Beginning units ..............................     3,534,935    3,024,640        --    --
                                                    -----------   ----------   -------   ---
   Units purchased ..............................     2,143,415    1,039,749    16,426    --
   Units redeemed ...............................    (2,853,632)    (529,454)     (454)   --
                                                    -----------   ----------   -------   ---
   Ending units .................................     2,824,718    3,534,935    15,972    --
                                                    ===========   ==========   =======   ===

                                                           DryIntVal          FedAmLdII
                                                    --------------------   --------------
                                                       2003        2002      2003    2002
                                                    ----------   -------   -------   ----
Investment activity:
   Net investment income (loss) .................      107,589       477        (3)   --
   Realized gain (loss) on investments ..........       64,212     4,559        87    --
   Change in unrealized gain (loss) on
      investments ...............................    1,673,053     1,445    16,907    --
   Reinvested capital gains .....................           --        --        --    --
                                                    ----------   -------   -------   ---
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    1,844,854     6,481    16,991    --
                                                    ----------   -------   -------   ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................      919,156       566     1,421    --
   Transfers between funds ......................   14,753,743   283,331   141,546    --
   Surrenders (note 6) ..........................           --        --       (15)   --
   Death benefits (note 4) ......................           --        --        --    --
   Net policy repayments (loans) (note 5) .......           --        --      (165)   --
   Deductions for surrender charges (note 2d) ...           --        --        --    --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................      (48,361)     (261)   (5,896)   --
   Asset charges (note 3):
      FPVUL & VEL contracts .....................           --        --      (160)   --
      MSP contracts .............................           --        --        --    --
      SL contracts ..............................           --        --       (27)   --
                                                    ----------   -------   -------   ---
         Net equity transactions ................   15,624,538   283,636   136,704    --
                                                    ----------   -------   -------   ---
Net change in contract owners' equity ...........   17,469,392   290,117   153,695    --
Contract owners' equity beginning of period .....      290,117        --        --    --
                                                    ----------   -------   -------   ---
Contract owners' equity end of period ...........   17,759,509   290,117   153,695    --
                                                    ==========   =======   =======   ===

CHANGES IN UNITS:
   Beginning units ..............................       30,751        --        --    --
                                                    ----------   -------   -------   ---
   Units purchased ..............................    1,640,953    30,778    12,477    --
   Units redeemed ...............................     (287,625)      (27)     (278)   --
                                                    ----------   -------   -------   ---
   Ending units .................................    1,384,079    30,751    12,199    --
                                                    ==========   =======   =======   ===

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                           FedCpApII             FGVITHiInc
                                                        ---------------   -----------------------
                                                          2003     2002      2003         2002
                                                        --------   ----   ----------   ----------
Investment activity:
   Net investment income (loss) .....................   $     (3)    --    2,004,921    1,319,940
   Realized gain (loss) on investments ..............      1,026     --      515,988     (611,288)
   Change in unrealized gain (loss)
      on investments ................................      6,758     --    2,464,263     (400,507)
   Reinvested capital gains .........................         --     --           --           --
                                                        --------    ---   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ...........      7,781     --    4,985,172      308,145
                                                        --------    ---   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ......................     25,326     --    4,563,458    3,126,075
   Transfers between funds ..........................     71,996     --   17,326,217    5,754,546
   Surrenders (note 6) ..............................         --     --   (6,117,814)    (754,952)
   Death benefits (note 4) ..........................         --     --       (4,471)     (51,018)
   Net policy repayments (loans) (note 5) ...........         --     --     (346,516)     (91,632)
   Deductions for surrender charges (note 2d) .......         --     --     (214,467)     (49,878)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .............................     (3,985)    --   (1,188,601)    (898,909)
   Asset charges (note 3):
      FPVUL & VEL contracts .........................       (113)    --      (38,129)     (24,697)
      MSP contracts .................................         --     --       (1,166)      (1,031)
      SL contracts ..................................        (13)    --      (14,552)      (5,326)
                                                        --------    ---   ----------   ----------
         Net equity transactions ....................     93,211     --   13,963,959    7,003,178
                                                        --------    ---   ----------   ----------

Net change in contract owners' equity ...............    100,992     --   18,949,131    7,311,323
Contract owners' equity beginning
   of period ........................................         --     --   16,985,297    9,673,974
                                                        --------    ---   ----------   ----------
Contract owners' equity end of period ...............   $100,992     --   35,934,428   16,985,297
                                                        ========    ===   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..................................         --     --    1,646,805      972,675
                                                        --------    ---   ----------   ----------
   Units purchased ..................................      9,442     --    1,984,137      903,714
   Units redeemed ...................................     (1,063)    --     (865,852)    (229,584)
                                                        --------    ---   ----------   ----------
   Ending units .....................................      8,379     --    2,765,090    1,646,805
                                                        ========    ===   ==========   ==========

                                                               FedQualBd                  FidVIPEIS
                                                        -----------------------   -------------------------
                                                           2003         2002          2003         2002
                                                        ----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) .....................    2,669,355    1,853,326     1,121,883       808,915
   Realized gain (loss) on investments ..............    1,174,368    1,131,663    (4,800,486)   (1,883,970)
   Change in unrealized gain (loss)
      on investments ................................     (290,377)   2,669,302    24,626,814   (12,798,194)
   Reinvested capital gains .........................           --      749,114            --     1,313,313
                                                        ----------   ----------   -----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ...........    3,553,346    6,403,405    20,948,211   (12,559,936)
                                                        ----------   ----------   -----------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ......................   15,133,881   18,658,214    13,598,853    15,445,210
   Transfers between funds ..........................   (5,601,820)  10,101,606      (678,612)   21,606,404
   Surrenders (note 6) ..............................   (2,568,284)  (1,325,764)  (10,123,705)   (5,446,667)
   Death benefits (note 4) ..........................     (245,549)    (195,925)      (70,450)      (67,369)
   Net policy repayments (loans) (note 5) ...........     (175,480)    (134,139)      619,515    (1,211,131)
   Deductions for surrender charges (note 2d) .......      (90,034)     (87,591)     (354,897)     (359,851)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .............................   (3,385,659)  (3,033,302)   (4,570,361)   (4,338,313)
   Asset charges (note 3):
      FPVUL & VEL contracts .........................      (77,962)     (52,873)     (146,122)     (127,852)
      MSP contracts .................................       (3,430)      (2,037)       (6,653)       (7,340)
      SL contracts ..................................      (57,595)     (29,757)      (22,179)      (16,311)
                                                        ----------   ----------   -----------   -----------
         Net equity transactions ....................    2,928,068   23,898,432    (1,754,611)   25,476,780
                                                        ----------   ----------   -----------   -----------
Net change in contract owners' equity ...............    6,481,414   30,301,837    19,193,600    12,916,844
Contract owners' equity beginning
   of period ........................................   77,643,757   47,341,920    67,324,279    54,407,435
                                                        ----------   ----------   -----------   -----------
Contract owners' equity end of period ...............   84,125,171   77,643,757    86,517,879    67,324,279
                                                        ==========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ..................................    6,075,274    4,041,811     7,162,706     4,738,152
                                                        ----------   ----------   -----------   -----------
   Units purchased ..................................    2,424,791    2,687,269     2,301,580     3,762,318
   Units redeemed ...................................   (2,196,644)    (653,806)   (2,428,828)   (1,337,764)
                                                        ----------   ----------   -----------   -----------
   Ending units .....................................    6,303,421    6,075,274     7,035,458     7,162,706
                                                        ==========   ==========   ===========   ===========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                                 FidVIPGrS                  FidVIPHIS
                                                        --------------------------   -----------------------
                                                            2003           2002         2003         2002
                                                        ------------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) .....................   $     26,150        (1,878)   1,514,749    1,636,877
   Realized gain (loss) on investments ..............    (10,015,356)  (14,458,908)  (1,308,653)  (2,397,044)
   Change in unrealized gain (loss)
      on investments ................................     35,886,353   (16,486,471)   5,412,898    1,427,374
   Reinvested capital gains .........................             --            --           --           --
                                                        ------------   -----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ...........     25,897,147   (30,947,257)   5,618,994      667,207
                                                        ------------   -----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ......................     16,165,889    21,391,751    2,593,182    2,844,820
   Transfers between funds ..........................      4,045,023    (2,032,736)   1,044,670    3,345,708
   Surrenders (note 6) ..............................     (3,187,880)   (5,206,212)  (1,028,375)    (887,461)
   Death benefits (note 4) ..........................        (38,946)     (119,489)      (8,171)     (36,601)
   Net policy repayments (loans) (note 5) ...........       (490,480)     (281,790)    (294,719)     (30,274)
   Deductions for surrender charges (note 2d) .......       (111,755)     (343,965)     (36,051)     (58,633)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .............................     (6,548,033)   (7,134,458)  (1,290,720)  (1,052,089)
   Asset charges (note 3):
      FPVUL & VEL contracts .........................       (202,212)     (199,244)     (44,804)     (29,561)
      MSP contracts .................................         (7,877)       (9,408)      (2,183)      (1,976)
      SL contracts ..................................        (30,240)      (26,704)      (6,530)      (4,445)
                                                        ------------   -----------   ----------   ----------
         Net equity transactions ....................      9,593,489     6,037,745      926,299    4,089,488
                                                        ------------   -----------   ----------   ----------

Net change in contract owners' equity ...............     35,490,636   (24,909,512)   6,545,293    4,756,695
Contract owners' equity beginning
   of period ........................................     75,616,692   100,526,204   20,450,086   15,693,391
                                                        ------------   -----------   ----------   ----------
Contract owners' equity end of period ...............   $111,107,328    75,616,692   26,995,379   20,450,086
                                                        ============   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..................................      8,611,026     8,121,573    2,864,859    2,276,487
                                                        ------------   -----------   ----------   ----------
   Units purchased ..................................      3,892,753     2,555,633    1,072,376      918,322
   Units redeemed ...................................     (2,611,859)   (2,066,180)  (1,028,026)    (329,950)
                                                        ------------   -----------   ----------   ----------
   Ending units .....................................      9,891,920     8,611,026    2,909,209    2,864,859
                                                        ============   ===========   ==========   ==========

                                                               FidVIPOvS                 FidVIPConS
                                                        -----------------------   -----------------------
                                                           2003         2002         2003         2002
                                                        ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .....................      135,021       85,746      122,417      316,174
   Realized gain (loss) on investments ..............    7,076,659   (3,204,525)  (3,299,422)  (3,079,747)
   Change in unrealized gain (loss)
      on investments ................................    5,539,950   (1,355,909)  23,252,143   (3,098,925)
   Reinvested capital gains .........................           --           --           --           --
                                                        ----------   ----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ...........   12,751,630   (4,474,688)  20,075,138   (5,862,498)
                                                        ----------   ----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ......................    6,441,989    6,087,719   13,452,331   12,974,474
   Transfers between funds ..........................   (7,049,489)   3,102,344   14,597,101    5,512,356
   Surrenders (note 6) ..............................   (1,918,601)  (1,715,388)  (3,127,918)  (3,283,106)
   Death benefits (note 4) ..........................       (7,361)     (84,623)     (57,881)     (94,985)
   Net policy repayments (loans) (note 5) ...........     (342,607)     (65,632)     (39,547)    (357,278)
   Deductions for surrender charges (note 2d) .......      (67,259)    (113,332)    (109,653)    (216,909)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .............................   (1,499,215)  (1,288,792)  (5,280,214)  (5,078,266)
   Asset charges (note 3):
      FPVUL & VEL contracts .........................      (39,163)     (33,794)    (189,880)    (168,005)
      MSP contracts .................................       (1,297)      (1,350)      (4,782)      (4,677)
      SL contracts ..................................      (18,660)     (11,416)     (26,628)     (21,552)
                                                        ----------   ----------   ----------   ----------
         Net equity transactions ....................   (4,501,663)   5,875,736   19,212,929    9,262,052
                                                        ----------   ----------   ----------   ----------

Net change in contract owners' equity ...............    8,249,967    1,401,048   39,288,067    3,399,554
Contract owners' equity beginning
   of period ........................................   21,945,750   20,544,702   56,889,026   53,489,472
                                                        ----------   ----------   ----------   ----------
Contract owners' equity end of period ...............   30,195,717   21,945,750   96,177,093   56,889,026
                                                        ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..................................    3,000,646    2,228,941    5,021,480    4,263,966
                                                        ----------   ----------   ----------   ----------
   Units purchased ..................................    2,550,722    1,180,046    3,535,066    1,552,123
   Units redeemed ...................................   (2,672,782)    (408,341)  (1,600,094)    (794,609)
                                                        ----------   ----------   ----------   ----------
   Ending units .....................................    2,878,586    3,000,646    6,956,452    5,021,480
                                                        ==========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                         FidVIPInvGrB          FidVIPGrOPS
                                                       ---------------   -----------------------
                                                         2003     2002      2003         2002
                                                       --------   ----   ----------   ----------
Investment activity:
   Net investment income (loss) ....................   $     (9)   --        66,211      106,996
   Realized gain (loss) on investments .............     (1,044)   --    (1,182,616)  (2,686,961)
   Change in unrealized gain (loss) on
      investments ..................................     11,193    --     4,646,657   (1,001,774)
   Reinvested capital gains ........................         --    --            --           --
                                                       --------   ---    ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........     10,140    --     3,530,252   (3,581,739)
                                                       --------   ---    ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................     52,310    --     2,522,608    3,341,705
   Transfers between funds .........................    653,876    --       115,567   (1,216,783)
   Surrenders (note 6) .............................       (648)   --      (541,985)    (695,078)
   Death benefits (note 4) .........................         --    --       (21,638)     (45,894)
   Net policy repayments (loans) (note 5) ..........     (7,733)   --      (106,127)     (71,207)
   Deductions for surrender charges (note 2d) ......        (23)   --       (19,000)     (45,922)
   Redemptions to pay cost of insurance charges and
      administrative charges (notes 2b and 2c) .....    (14,942)   --    (1,032,932)  (1,246,242)
   Asset charges (note 3) :
      FPVUL & VEL contracts ........................       (521)   --       (40,656)     (39,712)
      MSP contracts ................................         (1)   --        (1,689)      (2,127)
      SL contracts .................................        (34)   --        (6,191)      (5,381)
                                                       --------   ---    ----------   ----------
         Net equity transactions ...................    682,284    --       867,957      (26,641)
                                                       --------   ---    ----------   ----------
Net change in contract owners' equity ..............    692,424    --     4,398,209   (3,608,380)
Contract owners' equity beginning of period ........         --    --    11,288,845   14,897,225
                                                       --------   ---    ----------   ----------
Contract owners' equity end of period ..............   $692,424    --    15,687,054   11,288,845
                                                       ========   ===    ==========   ==========


CHANGES IN UNITS:
   Beginning units .................................         --    --     1,624,590    1,683,078
                                                       --------   ---    ----------   ----------
   Units purchased .................................     70,136    --       576,401      451,771
   Units redeemed ..................................     (2,369)   --      (467,818)    (510,259)
                                                       --------   ---    ----------   ----------
   Ending units ....................................     67,767    --     1,733,173    1,624,590
                                                       ========   ===    ==========   ==========

                                                          FidVIPMCap          FidVIPValStS
                                                       ----------------   -------------------
                                                          2003     2002      2003       2002
                                                       ---------   ----   ---------   -------
Investment activity:
   Net investment income (loss) ....................         (27)   --       (1,461)       (2)
   Realized gain (loss) on investments .............      82,221    --      287,369   (11,066)
   Change in unrealized gain (loss) on
      investments ..................................      98,757    --      365,472    (7,233)
   Reinvested capital gains ........................          --    --       25,908        --
                                                       ---------   ---    ---------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........     180,951    --      677,288   (18,301)
                                                       ---------   ---    ---------   -------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................     125,191    --      393,487    25,882
   Transfers between funds .........................   1,130,175    --    3,393,887   162,479
   Surrenders (note 6) .............................      (6,389)   --      (89,905)   (5,409)
   Death benefits (note 4) .........................          --    --           --        --
   Net policy repayments (loans) (note 5) ..........         547    --       (8,493)   (2,006)
   Deductions for surrender charges (note 2d) ......        (224)   --       (3,152)     (357)
   Redemptions to pay cost of insurance charges and
      administrative charges (notes 2b and 2c) .....     (25,008)   --     (137,136)   (8,123)
   Asset charges (note 3) :
      FPVUL & VEL contracts ........................        (953)   --       (4,930)     (263)
      MSP contracts ................................         (20)   --         (219)       (7)
      SL contracts .................................        (216)   --         (332)      (15)
                                                       ---------   ---    ---------   -------
         Net equity transactions ...................   1,223,103    --    3,543,207   172,181
                                                       ---------   ---    ---------   -------
Net change in contract owners' equity ..............   1,404,054    --    4,220,495   153,880
Contract owners' equity beginning of period ........          --    --      153,880        --
                                                       ---------   ---    ---------   -------
Contract owners' equity end of period ..............   1,404,054    --    4,374,375   153,880
                                                       =========   ===    =========   =======

CHANGES IN UNITS:
   Beginning units .................................          --    --       20,494        --
                                                       ---------   ---    ---------   -------
   Units purchased .................................     102,276    --      377,272    22,001
   Units redeemed ..................................      (2,594)   --      (28,117)   (1,507)
                                                       ---------   ---    ---------   -------
   Ending units ....................................      99,682    --      369,649    20,494
                                                       =========   ===    =========   =======


NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                           FTVIPFRDiv       FTVIPSmCpVal        FTVIPFS             FTVIPFS2
                                                       -----------------   --------------   ----------------   -------------------
                                                          2003      2002     2003    2002      2003     2002      2003       2002
                                                       ----------   ----   -------   ----   ---------   ----   ---------   -------
Investment activity:
   Net investment income (loss) ....................   $    3,679    --        (21)   --        1,295    --       52,295       (66)
   Realized gain (loss) on investments .............       16,359    --     44,531    --       56,954    --      127,796     3,784
   Change in unrealized gain (loss) on
      investments ..................................      177,883    --     45,044    --       77,270    --    1,180,204     1,036
   Reinvested capital gains ........................       11,381    --         --    --           --    --           --        --
                                                       ----------   ---    -------   ---    ---------   ---    ---------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........      209,302    --     89,554    --      135,519    --    1,360,295     4,754
                                                       ----------   ---    -------   ---    ---------   ---    ---------   -------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................      255,396    --    133,840    --      154,942    --      889,757         7
   Transfers between funds .........................    2,304,502    --    425,151    --      971,236    --    5,672,154   135,238
   Surrenders (note 6) .............................       (6,889)   --       (203)   --      (13,074)   --         (278)       --
   Death benefits (note 4) .........................           --    --         --    --           --    --           --        --
   Net policy repayments (loans) (note 5) ..........       (3,187)   --         --    --       (1,863)   --         (169)       --
   Deductions for surrender charges (note 2d) ......         (241)   --         (7)   --         (458)   --          (10)       --
   Redemptions to pay cost of insurance charges and
      administrative charges (notes 2b and 2c) .....      (48,849)   --    (13,992)   --      (19,086)   --      (87,200)     (570)
   Asset charges (note 3) :
      FPVUL & VEL contracts ........................       (1,909)   --       (485)   --         (942)   --           --        --
      MSP contracts ................................          (27)   --         --    --          (21)   --           --        --
      SL contracts .................................         (432)   --        (67)   --          (42)   --           --        --
                                                       ----------   ---    -------   ---    ---------   ---    ---------   -------
         Net equity transactions ...................    2,498,364    --    544,237    --    1,090,692    --    6,474,254   134,675
                                                       ----------   ---    -------   ---    ---------   ---    ---------   -------
Net change in contract owners' equity ..............    2,707,666    --    633,791    --    1,226,211    --    7,834,549   139,429
Contract owners' equity beginning of period ........           --    --         --    --           --    --      139,429        --
                                                       ----------   ---    -------   ---    ---------   ---    ---------   -------
Contract owners' equity end of period ..............   $2,707,666    --    633,791    --    1,226,211    --    7,973,978   139,429
                                                       ==========   ---    =======   ---    =========   ===    =========   =======

CHANGES IN UNITS:
   Beginning units .................................           --    --         --    --           --    --       14,717        --
                                                       ----------   ---    -------   ---    ---------          ---------   -------
   Units purchased .................................      225,681    --     48,623    --       95,303    --      765,651    14,776
   Units redeemed ..................................       (5,662)   --     (1,174)   --       (2,892)   --     (142,335)      (59)
                                                       ----------   ---    -------   ---    ---------          ---------   -------
   Ending units ....................................      220,019    --     47,449    --       92,411    --      638,033    14,717
                                                       ==========   ===    =======   ===    =========          =========   =======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                           GVITEmMrkts             GVITGIFin
                                                    ----------------------   -------------------
                                                       2003         2002        2003       2002
                                                    ----------   ---------   ---------   -------
Investment activity:
   Net investment income (loss) .................   $   15,636       2,178       8,689        12
   Realized gain (loss) on investments ..........      604,619    (208,680)     31,051     1,459
   Change in unrealized gain (loss)
      on investments ............................    1,096,247     (69,648)     88,676    (2,770)
   Reinvested capital gains .....................           --          --     220,655        --
                                                    ----------   ---------   ---------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    1,716,502    (276,150)    349,071    (1,299)
                                                    ----------   ---------   ---------   -------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................      739,518     358,607     216,607    11,120
   Transfers between funds ......................    3,659,985     449,980   1,782,009   128,508
   Surrenders (note 6) ..........................     (148,410)    (91,560)    (39,741)     (676)
   Death benefits (note 4) ......................      (21,757)        (32)         --        --
   Net policy repayments (loans) (note 5) .......      (16,541)    (12,764)        (20)       52
   Deductions for surrender charges (note 2d) ...       (5,203)     (6,049)     (1,393)      (45)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................     (215,304)   (121,146)    (49,302)   (1,871)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................       (7,043)     (3,530)     (1,839)      (61)
      MSP contracts .............................          (23)        (22)         --        --
      SL contracts ..............................       (1,065)       (882)       (586)       (9)
                                                    ----------   ---------   ---------   -------
         Net equity transactions ................    3,984,157     572,602   1,905,735   137,018
                                                    ----------   ---------   ---------   -------
Net change in contract owners' equity ...........    5,700,659     296,452   2,254,806   135,719
Contract owners' equity beginning
   of period ....................................    1,328,658   1,032,206     135,719        --
                                                    ----------   ---------   ---------   -------
Contract owners' equity end of period ...........   $7,029,317   1,328,658   2,390,525   135,719
                                                    ==========   =========   =========   =======
CHANGES IN UNITS:
   Beginning units ..............................      189,897     124,968      15,666        --
                                                    ----------   ---------   ---------   -------
   Units purchased ..............................      463,182     110,858     187,771    15,968
   Units redeemed ...............................      (42,923)    (45,929)     (8,038)     (302)
                                                    ----------   ---------   ---------   -------
   Ending units .................................      610,156     189,897     195,399    15,666
                                                    ==========   =========   =========   =======

                                                         GVITGIHlth              GVITGITech
                                                    -------------------   ---------------------
                                                       2003       2002       2003        2002
                                                    ---------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) .................      (1,406)       (3)     (3,687)      7,699
   Realized gain (loss) on investments ..........     163,482    (9,448)    186,217    (557,839)
   Change in unrealized gain (loss)
      on investments ............................    (124,144)   (4,801)    902,402    (182,901)
   Reinvested capital gains .....................     300,747        --          --          --
                                                    ---------   -------   ---------   ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     338,679   (14,252)  1,084,932    (733,041)
                                                    ---------   -------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     417,000    38,058     761,660     424,481
   Transfers between funds ......................   1,976,395   200,673   3,126,107     551,212
   Surrenders (note 6) ..........................     (35,257)     (958)    (85,018)    (51,241)
   Death benefits (note 4) ......................          --        --      (3,024)        (77)
   Net policy repayments (loans) (note 5) .......     (11,959)      729     (41,081)     (6,795)
   Deductions for surrender charges (note 2d) ...      (1,236)      (63)     (2,980)     (3,385)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................     (93,935)  (15,552)   (205,903)   (126,953)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................      (2,766)     (583)     (7,143)     (3,768)
      MSP contracts .............................          (1)       (3)       (273)       (104)
      SL contracts ..............................        (856)      (94)       (738)       (391)
                                                    ---------   -------   ---------   ---------
         Net equity transactions ................   2,247,385   222,207   3,541,607     782,979
                                                    ---------   -------   ---------   ---------
Net change in contract owners' equity ...........   2,586,064   207,955   4,626,539      49,938
Contract owners' equity beginning
   of period ....................................     207,955        --   1,233,804   1,183,866
                                                    ---------   -------   ---------   ---------
Contract owners' equity end of period ...........   2,794,019   207,955   5,860,343   1,233,804
                                                    =========   =======   =========   =========
CHANGES IN UNITS:
   Beginning units ..............................      24,935        --     626,247     343,645
                                                    ---------   -------   ---------   ---------
   Units purchased ..............................     241,486    26,970   1,505,198     395,082
   Units redeemed ...............................     (20,922)   (2,035)   (208,008)   (112,480)
                                                    ---------   -------   ---------   ---------
   Ending units .................................     245,499    24,935   1,923,437     626,247
                                                    =========   =======   =========   =========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                         GVITGlUtl               GVITGvtBd
                                                     -----------------   -------------------------
                                                       2003      2002        2003          2002
                                                     --------   ------   -----------   -----------
Investment activity:
   Net investment income (loss) ..................   $  2,620      210     6,332,442     7,334,221
   Realized gain (loss) on investments ...........     34,410    1,070     4,746,922     2,614,575
   Change in unrealized gain (loss)
      on investments .............................     52,291    3,459    (7,366,374)    5,859,046
   Reinvested capital gains ......................         --       --       303,327     1,687,818
                                                     --------   ------   -----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........     89,321    4,739     4,016,317    17,495,660
                                                     --------   ------   -----------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................    105,327    1,181    35,042,205    37,748,208
   Transfers between funds .......................    622,122   90,509   (56,638,431)   62,139,131
   Surrenders (note 6) ...........................    (39,275)     (58)  (30,026,562)  (10,847,917)
   Death benefits (note 4) .......................         --       --      (100,750)     (278,238)
   Net policy repayments (loans) (note 5) ........        583       --     1,461,543    (2,010,932)
   Deductions for surrender charges (note 2d) ....     (1,377)      --    (1,052,613)     (716,702)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ..........................    (22,481)  (1,572)   (7,496,293)   (6,195,100)
   Asset charges (note 3):
      FPVUL & VEL contracts ......................       (739)      --      (132,496)      (98,377)
      MSP contracts ..............................         --       --       (21,841)      (17,572)
      SL contracts ...............................       (175)      --       (71,479)      (38,718)
                                                     --------   ------   -----------   -----------
         Net equity transactions .................    663,985   90,060   (59,036,717)   79,683,783
                                                     --------   ------   -----------   -----------
Net change in contract owners' equity ............    753,306   94,799   (55,020,400)   97,179,443
Contract owners' equity beginning
   of period .....................................     94,799       --   216,240,237   119,060,794
                                                     --------   ------   -----------   -----------
Contract owners' equity end of period ............   $848,105   94,799   161,219,837   216,240,237
                                                     ========   ======   ===========   ===========
CHANGES IN UNITS:
   Beginning units ...............................     10,923       --    15,832,361     9,568,683
                                                     --------   ------   -----------   -----------
   Units purchased ...............................     78,954   11,104     6,612,175     8,719,423
   Units redeemed ................................    (11,010)    (181)  (10,705,279)   (2,455,745)
                                                     --------   ------   -----------   -----------
   Ending units ..................................     78,867   10,923    11,739,257    15,832,361
                                                     ========   ======   ===========   ===========

                                                            GVITGrowth                GVITIDAgg
                                                     -----------------------   ---------------------
                                                         2003         2002        2003        2002
                                                     ----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) ..................       (2,134)      (5,466)     48,954       5,823
   Realized gain (loss) on investments ...........   (7,260,407)  (3,214,096)    181,388     (68,431)
   Change in unrealized gain (loss)
      on investments .............................   11,255,445   (1,401,337)    715,206      (6,754)
   Reinvested capital gains ......................           --           --      71,466          48
                                                     ----------   ----------   ---------   ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........    3,992,904   (4,620,899)  1,017,014     (69,314)
                                                     ----------   ----------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................    3,574,930    4,421,369   2,494,286     356,263
   Transfers between funds .......................     (166,732)    (473,530)  2,048,043   1,165,432
   Surrenders (note 6) ...........................   (2,673,167)    (740,519)    (58,372)     (4,027)
   Death benefits (note 4) .......................      (17,888)     (30,389)        (70)         --
   Net policy repayments (loans) (note 5) ........       13,728      (36,609)    (23,098)        955
   Deductions for surrender charges (note 2d) ....      (93,711)     (48,925)     (2,046)       (266)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ..........................   (1,614,232)  (1,770,278)   (350,260)    (85,654)
   Asset charges (note 3):
      FPVUL & VEL contracts ......................      (55,080)     (53,371)    (11,964)     (2,163)
      MSP contracts ..............................       (2,472)      (2,888)        (92)         --
      SL contracts ...............................       (5,433)      (5,006)       (741)       (355)
                                                     ----------   ----------   ---------   ---------
         Net equity transactions .................   (1,040,057)   1,259,854   4,095,686   1,430,185
                                                     ----------   ----------   ---------   ---------
Net change in contract owners' equity ............    2,952,847   (3,361,045)  5,112,700   1,360,871
Contract owners' equity beginning
   of period .....................................   11,948,427   15,309,472   1,360,871          --
                                                     ----------   ----------   ---------   ---------
Contract owners' equity end of period ............   14,901,274   11,948,427   6,473,571   1,360,871
                                                     ==========   ==========   =========   =========
CHANGES IN UNITS:
   Beginning units ...............................    2,437,525    2,226,501     163,357          --
                                                     ----------   ----------   ---------   ---------
   Units purchased ...............................      860,919      893,891     477,178     174,703
   Units redeemed ................................   (1,076,072)    (682,867)    (51,091)    (11,346)
                                                     ----------   ----------   ---------   ---------
   Ending units ..................................    2,222,372    2,437,525     589,444     163,357
                                                     ==========   ==========   =========   =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                           GVITIDCon                GVITIDMod
                                                    ----------------------   ----------------------
                                                       2003         2002        2003         2002
                                                    ----------   ---------   ----------   ---------
Investment activity:
   Net investment income (loss) .................   $   83,758      22,434      173,050      29,855
   Realized gain (loss) on investments ..........       14,703      (2,457)      22,099     (75,739)
   Change in unrealized gain (loss)
      on investments ............................      161,113      (7,246)   1,669,089     (11,572)
   Reinvested capital gains .....................       18,585       1,006        6,002       2,904
                                                    ----------   ---------   ----------   ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      278,159      13,737    1,870,240     (54,552)
                                                    ----------   ---------   ----------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................      936,911     146,738    3,619,210     720,599
   Transfers between funds ......................    2,045,025   2,009,387    8,212,652   3,358,083
   Surrenders (note 6) ..........................      (35,948)    (11,026)    (253,774)   (136,681)
   Death benefits (note 4) ......................      (21,942)        (30)         (30)         --
   Net policy repayments (loans) (note 5) .......      (16,162)         --      (80,776)      9,644
   Deductions for surrender charges (note 2d) ...       (1,260)       (729)      (8,896)     (9,030)
   Redemptions to pay cost of insurance
      charges and administrative charges
         (notes 2b and 2c) ......................     (303,132)    (52,942)    (901,469)   (159,369)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................       (7,634)     (1,611)     (29,616)     (5,365)
      MSP contracts .............................       (1,553)       (192)      (1,348)       (304)
      SL contracts ..............................       (1,957)       (362)      (4,559)       (277)
                                                    ----------   ---------   ----------   ---------
         Net equity transactions ................    2,592,348   2,089,233   10,551,394   3,777,300
                                                    ----------   ---------   ----------   ---------

Net change in contract owners' equity ...........    2,870,507   2,102,970   12,421,634   3,722,748
Contract owners' equity beginning
   of period ....................................    2,102,970          --    3,722,748          --
                                                    ----------   ---------   ----------   ---------
Contract owners'equity end of period ............   $4,973,477   2,102,970   16,144,382   3,722,748
                                                    ==========   =========   ==========   =========
CHANGES IN UNITS:
   Beginning units ..............................      209,267          --      407,326          --
                                                    ----------   ---------  -----------   ---------
   Units purchased ..............................      289,466     216,022    1,194,515     435,189
   Units redeemed ...............................      (40,004)     (6,755)    (130,206)    (27,863)
                                                    ----------   ---------   ----------   ---------
   Ending units .................................      458,729     209,267    1,471,635     407,326
                                                    ==========   =========   ==========   =========

                                                         GVITIDModAgg             GVITIDModCon
                                                    ----------------------   ---------------------
                                                       2003         2002        2003        2002
                                                    ----------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) .................      134,816      17,703     143,311      38,686
   Realized gain (loss) on investments ..........      130,031     (55,749)     47,748     (16,140)
   Change in unrealized gain (loss)
      on investments ............................    2,253,214     (64,260)    677,003     (16,778)
   Reinvested capital gains .....................           --       5,036      14,290       4,544
                                                    ----------   ---------   ---------   ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    2,518,061     (97,270)    882,352      10,312
                                                    ----------   ---------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................    3,913,779     700,167   2,460,009     630,127
   Transfers between funds ......................    7,209,340   3,021,509   2,128,280   3,553,672
   Surrenders (note 6) ..........................      (76,496)     (4,601)    (87,575)     (2,690)
   Death benefits (note 4) ......................         (100)         --     (22,472)         --
   Net policy repayments (loans) (note 5) .......       25,879        (413)     15,603     (16,299)
   Deductions for surrender charges (note 2d) ...       (2,682)       (304)     (3,070)       (178)
   Redemptions to pay cost of insurance
      charges and administrative charges
         (notes 2b and 2c) ......................     (952,652)   (166,058)   (494,051)    (84,043)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................      (27,625)     (3,730)    (14,993)     (2,422)
      MSP contracts .............................       (2,517)       (611)     (1,950)       (398)
      SL contracts ..............................       (2,677)       (513)     (6,010)     (1,515)
                                                    ----------   ---------   ---------   ---------
         Net equity transactions ................   10,084,249   3,545,446   3,973,771   4,076,254
                                                    ----------   ---------   ---------   ---------

Net change in contract owners' equity ...........   12,602,310   3,448,176   4,856,123   4,086,566
Contract owners' equity beginning
   of period ....................................    3,448,176          --   4,086,566          --
                                                    ----------   ---------   ---------   ---------
Contract owners' equity end of period ...........   16,050,486   3,448,176   8,942,689   4,086,566
                                                    ==========   =========   =========   =========
CHANGES IN UNITS:
   Beginning units ..............................      396,964          --     423,829          --
                                                    ----------   ---------   ---------   ---------
   Units purchased ..............................    1,179,488     432,613     476,737     435,080
   Units redeemed ...............................     (117,140)    (35,649)    (84,737)    (11,251)
                                                    ----------   ---------   ---------   ---------
   Ending units .................................    1,459,312     396,964     815,829     423,829
                                                    ==========   =========   =========   =========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                         GVITIntGro                  GVITMyMkt
                                                    --------------------   ---------------------------
                                                       2003       2002         2003           2002
                                                    ----------   -------   ------------   ------------
Investment activity:
   Net investment income (loss) .................   $   (1,304)     (581)     1,171,193      4,741,967
   Realized gain (loss) on investments ..........      287,832    79,857             --             --
   Change in unrealized gain (loss)
      on investments ............................      217,181    (2,225)            --             --
   Reinvested capital gains .....................           --        --             --             --
                                                    ----------   -------   ------------   ------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      503,709    77,051      1,171,193      4,741,967
                                                    ----------   -------   ------------   ------------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................      376,773   171,780     97,467,249    371,129,756
   Transfers between funds ......................      978,646   158,443   (114,357,039)  (549,682,062)
   Surrenders (note 6) ..........................      (74,725)   (6,347)   (55,824,565)   (36,721,805)
   Death benefits (note 4) ......................         (132)       (5)      (379,114)      (256,848)
   Net policy repayments (loans) (note 5) .......        7,411      (794)     2,863,684     (9,505,772)
   Deductions for surrender charges (note 2d) ...       (2,620)     (419)    (1,956,990)    (2,426,141)
   Redemptions to pay cost of insurance
      charges and administrative charges
         (notes 2b and 2c) ......................     (378,411)  (37,594)   (12,868,661)   (22,470,239)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................       (2,606)   (1,162)      (488,660)      (473,013)
      MSP contracts .............................           (7)       (3)       (24,579)       (28,941)
      SL contracts ..............................         (171)     (139)       (96,167)       (99,128)
                                                    ----------   -------   ------------   ------------
         Net equity transactions ................      904,158   283,760    (85,664,842)  (250,534,193)
                                                    ----------   -------   ------------   ------------

Net change in contract owners' equity ...........    1,407,867   360,811    (84,493,649)  (245,792,226)
Contract owners' equity beginning
   of period ....................................      643,696   282,885    250,677,064    496,469,290
                                                    ----------   -------   ------------   ------------
Contract owners' equity end of period ...........   $2,051,563   643,696    166,183,415    250,677,064
                                                    ==========   =======   ============   ============
CHANGES IN UNITS:
   Beginning units ..............................      128,905    42,921     20,878,155     42,392,789
                                                    ----------   -------   ------------   ------------
   Units purchased ..............................      190,940    94,147     10,462,793     32,412,285
   Units redeemed ...............................      (16,934)   (8,163)   (17,508,918)   (53,926,919)
                                                    ----------   -------   ------------   ------------
   Ending units .................................      302,911   128,905     13,832,030     20,878,155
                                                    ==========   =======   ============   ============

                                                            GVITMyMkt5                GVITLead
                                                    --------------------------   -----------------
                                                        2003           2002        2003      2002
                                                    ------------   -----------   -------   -------
Investment activity:
   Net investment income (loss) .................      1,311,594       281,257       285       754
   Realized gain (loss) on investments ..........             --            --    66,863    (6,216)
   Change in unrealized gain (loss)
      on investments ............................             --            --    18,296    (5,890)
   Reinvested capital gains .....................             --            --        --        --
                                                    ------------   -----------   -------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      1,311,594       281,257    85,444   (11,352)
                                                    ------------   -----------   -------   -------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................    192,507,440     7,651,281    85,026    10,364
   Transfers between funds ......................   (101,290,021)  256,347,770    94,719   136,036
   Surrenders (note 6) ..........................    (61,768,748)      (15,658)   (5,325)     (837)
   Death benefits (note 4) ......................        (89,736)           --       (19)       --
   Net policy repayments (loans) (note 5) .......      1,132,304        73,925    (6,100)      363
   Deductions for surrender charges (note 2d) ...     (2,165,370)       (1,035)     (187)      (55)
   Redemptions to pay cost of insurance
      charges and administrative charges
         (notes 2b and 2c) ......................     (7,335,911)     (783,607)  (16,243)   (5,842)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................             --            --      (718)     (261)
      MSP contracts .............................             --            --        --        --
      SL contracts ..............................             --            --       (17)      (15)
                                                    ------------   -----------   -------   -------
         Net equity transactions ................     20,989,958   263,272,676   151,136   139,753
                                                    ------------   -----------   -------   -------

Net change in contract owners' equity ...........     22,301,552   263,553,933   236,580   128,401
Contract owners' equity beginning
   of period ....................................    263,553,933            --   128,401        --
                                                    ------------   -----------   -------   -------
Contract owners' equity end of period ...........    285,855,485   263,553,933   364,981   128,401
                                                    ============   ===========   =======   =======
CHANGES IN UNITS:
   Beginning units ..............................     26,310,238            --    15,191        --
                                                    ------------   -----------   -------   -------
   Units purchased ..............................     29,358,050    26,390,825    23,642    15,901
   Units redeemed ...............................    (27,258,836)      (80,587)   (4,358)     (710)
                                                    ------------   -----------   -------   -------
   Ending units .................................     28,409,452    26,310,238    34,475    15,191
                                                    ============   ===========   =======   =======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                            NWGVITStrVal               GVITSmCapGr
                                                       ----------------------   -----------------------
                                                          2003         2002        2003         2002
                                                       ----------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) ....................   $     (796)     (1,320)     (18,206)     (13,889)
   Realized gain (loss) on investments .............     (149,477)   (294,852)   2,099,998   (4,145,599)
   Change in unrealized gain (loss)
      on investments ...............................      709,462    (309,132)   2,410,575     (777,242)
   Reinvested capital gains ........................           --          --           --           --
                                                       ----------   ---------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........      559,189    (605,304)   4,492,367   (4,936,730)
                                                       ----------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................      129,319     180,856    3,843,574    3,355,003
   Transfers between funds .........................       98,035     145,080    3,039,194    4,195,392
   Surrenders (note 6) .............................     (567,140)   (125,218)    (803,743)    (588,945)
   Death benefits (note 4) .........................         (208)     (3,004)      (1,348)     (11,194)
   Net policy repayments (loans) (note 5) ..........       (8,467)    (23,933)     (65,073)     (41,285)
   Deductions for surrender charges (note 2d) ......      (19,882)     (8,273)     (28,176)     (38,910)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................      (79,591)    (93,712)  (1,984,001)    (909,598)
   Asset charges (note 3):
      FPVUL & VEL contracts ........................       (3,104)     (3,569)     (33,684)     (26,549)
      MSP contracts ................................         (444)       (456)        (548)        (788)
      SL contracts .................................         (474)       (512)      (9,095)      (5,754)
                                                       ----------   ---------   ----------   ----------
         Net equity transactions ...................     (451,956)     67,259    3,957,100    5,927,372
                                                       ----------   ---------   ----------   ----------

Net change in contract owners' equity ..............      107,233    (538,045)   8,449,467      990,642
Contract owners' equity beginning
   of period .......................................    1,514,852   2,052,897   11,395,584   10,404,942
                                                       ----------   ---------   ----------   ----------
Contract owners' equity end of period ..............   $1,622,085   1,514,852   19,845,051   11,395,584
                                                       ==========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .................................      202,694     205,945    1,119,506      680,832
                                                       ----------   ---------   ----------   ----------
   Units purchased .................................       57,324      53,753      574,317      572,771
   Units redeemed ..................................     (103,607)    (57,004)    (240,102)    (134,097)
                                                       ----------   ---------   ----------   ----------
   Ending units ....................................      156,411     202,694    1,453,721    1,119,506
                                                       ==========   =========   ==========   ==========

                                                              GVITSmCapVal               GVITSmComp
                                                       ------------------------   ------------------------
                                                          2003          2002         2003          2002
                                                       ----------   -----------   ----------   -----------
Investment activity:
   Net investment income (loss) ....................      (87,482)      (61,347)    (143,671)     (103,701)
   Realized gain (loss) on investments .............   (3,331,739)   (2,200,894)  (1,256,885)   (2,816,078)
   Change in unrealized gain (loss)
      on investments ...............................   30,637,626   (15,654,025)  24,310,071    (7,122,789)
   Reinvested capital gains ........................           --     1,237,982           --            --
                                                       ----------   -----------   ----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   27,218,405   (16,678,284)  22,909,515   (10,042,568)
                                                       ----------   -----------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................   10,964,969    14,008,388   11,486,749    15,407,863
   Transfers between funds .........................    3,526,726    12,145,585    3,805,259     5,296,956
   Surrenders (note 6) .............................   (3,697,081)   (1,873,812)  (3,898,963)   (1,325,220)
   Death benefits (note 4) .........................      (38,805)      (91,415)     (36,812)     (116,858)
   Net policy repayments (loans) (note 5) ..........    1,221,426    (1,420,340)     174,118      (553,626)
   Deductions for surrender charges (note 2d) ......     (129,605)     (123,799)    (136,682)      (87,555)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................   (3,309,967)   (3,198,085)  (3,033,241)   (2,890,107)
   Asset charges (note 3):
      FPVUL & VEL contracts ........................     (114,627)      (99,851)     (89,129)      (75,237)
   MSP contracts ...................................       (3,761)       (3,814)      (2,962)       (3,007)
      SL contracts .................................      (22,315)      (16,116)     (15,599)      (12,964)
                                                       ----------   -----------   ----------   -----------
         Net equity transactions ...................    8,396,960    19,326,741    8,252,738    15,640,245
                                                       ----------   -----------   ----------   -----------

Net change in contract owners' equity ..............   35,615,365     2,648,457   31,162,253     5,597,677
Contract owners' equity beginning
   of period .......................................   44,710,049    42,061,592   49,304,733    43,707,056
                                                       ----------   -----------   ----------   -----------
Contract owners' equity end of period ..............   80,325,414    44,710,049   80,466,986    49,304,733
                                                       ==========   ===========   ==========   ===========

CHANGES IN UNITS:
   Beginning units .................................    3,651,086     2,432,336    4,334,554     3,124,946
                                                       ----------   -----------   ----------   -----------
   Units purchased .................................    1,499,506     1,817,629    2,105,343     1,680,058
   Units redeemed ..................................     (909,157)     (598,879)  (1,273,924)     (470,450)
                                                       ----------   -----------   ----------   -----------
   Ending units ....................................    4,241,435     3,651,086    5,165,973     4,334,554
                                                       ==========   ===========   ==========   ===========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                                GVITTotRt                GVITUSGro
                                                       --------------------------   -------------------
                                                           2003           2002         2003       2002
                                                       ------------   -----------   ---------   -------
Investment activity:
   Net investment income (loss) ....................   $    956,515     1,174,737      (1,851)       (9)
   Realized gain (loss) on investments .............    (17,379,807)   (4,933,376)    674,474    (4,467)
   Change in unrealized gain (loss)
      on investments ...............................     65,736,490   (23,481,195)   (163,614)  (38,689)
   Reinvested capital gains ........................             --            --     292,900        --
                                                       ------------   -----------   ---------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........     49,313,198   (27,239,834)    801,909   (43,165)
                                                       ------------   -----------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................      7,905,976     9,319,075     501,154    29,652
   Transfers between funds .........................     23,708,643    58,351,114   3,039,266   421,915
   Surrenders (note 6) .............................     (1,831,670)   (2,387,464)   (226,805)       --
   Death benefits (note 4) .........................       (264,630)      (89,802)         --        --
   Net policy repayments (loans) (note 5) ..........       (278,604)     (223,510)     (7,359)      200
   Deductions for surrender charges (note 2d) ......        (64,211)     (157,735)     (7,951)       --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................     (5,873,435)   (5,943,849)   (159,062)   (6,430)
   Asset charges (note 3):
      FPVUL & VEL contracts ........................       (148,808)     (142,363)     (6,441)     (242)
      MSP contracts ................................        (11,110)      (11,053)        (57)       (7)
      SL contracts .................................        (12,490)      (11,353)       (382)       (1)
                                                       ------------   -----------   ---------   -------
         Net equity transactions ...................     23,129,661    58,703,060   3,132,363   445,087
                                                       ------------   -----------   ---------   -------

Net change in contract owners' equity ..............     72,442,859    31,463,226   3,934,272   401,922
Contract owners' equity beginning
   of period .......................................    152,004,356   120,541,130     401,922        --
                                                       ------------   -----------   ---------   -------
Contract owners' equity end of period ..............   $224,447,215   152,004,356   4,336,194   401,922
                                                       ============   ===========   =========   =======

CHANGES IN UNITS:
   Beginning units .................................     19,713,536    12,722,718      48,858        --
                                                       ------------   -----------   ---------   -------
   Units purchased .................................      4,267,609     8,036,058     336,513    49,630
   Units redeemed ..................................     (1,046,583)   (1,045,240)    (38,488)     (772)
                                                       ------------   -----------   ---------   -------
   Ending units ....................................     22,934,562    19,713,536     346,883    48,858
                                                       ============   ===========   =========   =======

                                                              GVITWLead               GSMCV
                                                       -----------------------   -------------
                                                          2003         2002      2003    2002
                                                       ---------   -----------   ----   ------
Investment activity:
   Net investment income (loss) ....................      (2,267)      324,381     --       43
   Realized gain (loss) on investments .............    (574,965)   (8,263,222)     6     (472)
   Change in unrealized gain (loss)
      on investments ...............................   1,609,490     7,274,386     20      (20)
   Reinvested capital gains ........................          --            --     --      175
                                                       ---------   -----------    ---   ------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   1,032,258      (664,455)    26     (274)
                                                       ---------   -----------    ---   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................     592,766     6,826,596     --    7,983
   Transfers between funds .........................    (323,570)  (34,306,437)  (763)  (6,728)
   Surrenders (note 6) .............................    (398,551)     (103,946)    --       --
   Death benefits (note 4) .........................      (1,209)       (1,496)    --       --
   Net policy repayments (loans) (note 5) ..........       6,501       (31,594)    --       --
   Deductions for surrender charges (note 2d) ......     (13,972)       (6,868)    --       --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................    (234,093)     (442,197)   737     (981)
   Asset charges (note 3):
      FPVUL & VEL contracts ........................     (10,839)      (10,930)    --       --
      MSP contracts ................................        (282)         (439)    --       --
      SL contracts .................................        (967)      (35,418)    --       --
                                                       ---------   -----------    ---   ------
         Net equity transactions ...................    (384,216)  (28,112,729)   (26)     274
                                                       ---------   -----------    ---   ------

Net change in contract owners' equity ..............     648,042   (28,777,184)    --       --
Contract owners' equity beginning
   of period .......................................   3,004,634    31,781,818     --       --
                                                       ---------   -----------    ---   ------
Contract owners' equity end of period ..............   3,652,676     3,004,634     --       --
                                                       =========   ===========    ===   ======

CHANGES IN UNITS:
   Beginning units .................................     406,549     3,271,213     --       --
                                                       ---------   -----------    ---   ------
   Units purchased .................................     122,092       759,503     77      810
   Units redeemed ..................................    (169,375)   (3,624,167)   (77)    (810)
                                                       ---------   -----------    ---   ------
   Ending units ....................................     359,266       406,549     --       --
                                                       =========   ===========    ===   ======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                          GSVITMidCap               JPMorBal
                                                     --------------------   -----------------------
                                                         2003       2002       2003         2002
                                                     -----------   ------   ----------   ----------
Investment activity:
   Net investment income (loss) ..................   $    88,506       93      310,932      329,566
   Realized gain (loss) on investments ...........       135,995      228   (1,114,649)    (517,550)
   Change in unrealized gain (loss) on
      investments ................................     1,824,068      274    4,225,049   (1,744,993)
   Reinvested capital gains ......................       145,638       28           --           --
                                                     -----------   ------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........     2,194,207      623    3,421,332   (1,932,977)
                                                     -----------   ------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................     1,834,204      175    4,638,871    4,529,850
   Transfers between funds .......................    13,587,697   71,979   (1,225,528)   6,234,211
   Surrenders (note 6) ...........................       (14,049)      --   (3,610,097)    (742,801)
   Death benefits (note 4) .......................            --       --      (81,014)     (28,048)
   Net policy repayments (loans) (note 5) ........        (2,677)      --      (22,644)     (45,563)
   Deductions for surrender charges (note 2d) ....          (493)      --     (126,556)     (49,076)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ..........................      (120,489)      (3)  (1,215,631)  (1,110,055)
   Asset charges (note 3):
      FPVUL & VEL contracts ......................            --       --      (34,976)     (28,325)
      MSP contracts ..............................            --       --       (2,676)      (2,736)
      SL contracts ...............................            --       --       (7,848)      (5,670)
                                                     -----------   ------   ----------   ----------
         Net equity transactions .................    15,284,193   72,151   (1,688,099)   8,751,787
                                                     -----------   ------   ----------   ----------

Net change in contract owners' equity ............    17,478,400   72,774    1,733,233    6,818,810
Contract owners' equity beginning of period ......        72,774       --   18,920,048   12,101,238
                                                     -----------   ------   ----------   ----------
Contract owners' equity end of period ............   $17,551,174   72,774   20,653,281   18,920,048
                                                     ===========   ======   ==========   ==========

CHANGES IN UNITS:
   Beginning units ...............................         7,368       --    2,162,462    1,196,199
                                                     -----------   ------   ----------   ----------
   Units purchased ...............................     1,500,451    7,368      812,892    1,161,723
   Units redeemed ................................      (120,161)      --   (1,009,406)    (195,460)
                                                     -----------   ------   ----------   ----------
   Ending units ..................................     1,387,658    7,368    1,965,948    2,162,462
                                                     ===========   ======   ==========   ==========

                                                           JanBal                  JanCapAp
                                                     ------------------    -----------------------
                                                        2003      2002        2003         2002
                                                     ---------   ------    ----------   ----------
Investment activity:
   Net investment income (loss) ..................      54,491      100        32,528       52,210
   Realized gain (loss) on investments ...........      85,307     (253)   (1,912,692)  (4,302,790)
   Change in unrealized gain (loss) on
      investments ................................     246,371     (195)    8,271,924   (1,194,674)
   Reinvested capital gains ......................          --       --            --           --
                                                     ---------   ------    ----------   ----------
   Net increase (decrease) in contract owners'
      equity resulting from operations ...........     386,169     (348)    6,391,760   (5,445,254)
                                                     ---------   ------    ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................     821,364    9,563     7,160,656    8,871,705
   Transfers between funds .......................   4,055,239      474     2,601,889     (606,807)
   Surrenders (note 6) ...........................     (87,938)      --    (1,153,173)  (1,555,176)
   Death benefits (note 4) .......................          --       --       (23,216)     (11,304)
   Net policy repayments (loans) (note 5) ........        (985)      --      (116,736)    (148,679)
   Deductions for surrender charges (note 2d) ....      (3,083)      --       (40,426)    (102,748)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ..........................     (71,347)     114    (2,497,360)  (2,631,759)
   Asset charges (note 3):
      FPVUL & VEL contracts ......................        (649)      --       (78,888)     (74,053)
      MSP contracts ..............................          --       --        (2,042)      (2,533)
      SL contracts ...............................        (134)      --       (11,045)     (10,399)
                                                     ---------   ------    ----------   ----------
         Net equity transactions .................   4,712,467   10,151     5,839,659    3,728,247
                                                     ---------   ------    ----------   ----------

Net change in contract owners' equity ............   5,098,636    9,803    12,231,419   (1,717,007)
Contract owners' equity beginning of period ......       9,803       --    28,913,142   30,630,149
                                                     ---------   ------    ----------   ----------
Contract owners' equity end of period ............   5,108,439    9,803    41,144,561   28,913,142
                                                     =========   ======    ==========   ==========

CHANGES IN UNITS:
   Beginning units ...............................         977       --     5,364,244    4,769,570
                                                     ---------   ------    ----------   ----------
   Units purchased ...............................     487,396      981     2,562,709    1,849,367
   Units redeemed ................................     (39,293)      (4)   (1,568,119)  (1,254,693)
                                                     ---------   ------    ----------   ----------
   Ending units ..................................     449,080      977     6,358,834    5,364,244
                                                     =========   ======    ==========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                            JanGITech                 JanIntGro
                                                    ------------------------   -----------------------
                                                        2003         2002         2003         2002
                                                    -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .................   $    (8,866)     (10,468)     259,609      165,978
   Realized gain (loss) on investments ..........    (2,439,149)  (5,684,355)   2,408,308   (6,617,526)
   Change in unrealized gain (loss) on
      investments ...............................     7,347,499   (1,277,195)   6,998,962   (2,299,270)
   Reinvested capital gains .....................            --           --           --           --
                                                    -----------   ----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     4,899,484   (6,972,018)   9,666,879   (8,750,818)
                                                    -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     3,378,471    4,426,057    5,987,682    9,446,001
   Transfers between funds ......................    (1,559,502)    (714,978)  (7,806,540)   1,204,789
   Surrenders (note 6) ..........................      (537,101)    (909,750)  (1,040,879)  (1,208,856)
   Death benefits (note 4) ......................       (10,154)     (35,202)     (39,662)     (20,896)
   Net policy repayments (loans) (note 5) .......      (142,785)      78,133      (94,748)     (47,861)
   Deductions for surrender charges (note 2d) ...       (18,829)     (60,105)     (36,489)     (79,867)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................    (1,174,052)  (1,372,373)  (2,024,536)  (2,358,713)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................       (38,787)     (37,783)     (60,533)     (61,605)
      MSP contracts .............................          (817)        (802)      (1,406)      (1,802)
      SL contracts ..............................        (6,794)      (6,122)      (8,230)      (7,993)
                                                    -----------   ----------   ----------   ----------
         Net equity transactions ................      (110,350)   1,367,075   (5,125,341)   6,863,197
                                                    -----------   ----------   ----------   ----------

Net change in contract owners' equity ...........     4,789,134   (5,604,943)   4,541,538   (1,887,621)
Contract owners' equity beginning of period .....    10,287,472   15,892,415   31,942,807   33,830,428
                                                    -----------   ----------   ----------   ----------
Contract owners' equity end of period ...........   $15,076,606   10,287,472   36,484,345   31,942,807
                                                    ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..............................     4,230,880    3,857,628    6,832,396    5,358,130
                                                    -----------   ----------   ----------   ----------
   Units purchased ..............................     1,494,645    1,916,583    1,706,716    2,442,179
   Units redeemed ...............................    (1,491,337)  (1,543,331)  (2,734,099)    (967,913)
                                                    -----------   ----------   ----------   ----------
   Ending units .................................     4,234,188    4,230,880    5,805,013    6,832,396
                                                    ===========   ==========   ==========   ==========

                                                       JanRsLgCpCr          MGVITMultiSec
                                                     --------------   ------------------------
                                                       2003    2002      2003           2002
                                                      ------   ----   ----------   -----------
Investment activity:
   Net investment income (loss) .................         29    --     1,321,565     1,326,535
   Realized gain (loss) on investments ..........        109    --     1,062,710      (519,774)
   Change in unrealized gain (loss) on
      investments ...............................      3,346    --       550,178       942,199
   Reinvested capital gains .....................         --    --            --            --
                                                      ------   ---    ----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      3,484    --     2,934,453     1,748,960
                                                      ------   ---    ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     22,103    --     3,695,958     7,798,773
   Transfers between funds ......................     16,103    --     1,368,926   (21,679,787)
   Surrenders (note 6) ..........................         --    --    (7,991,229)   (3,165,292)
   Death benefits (note 4) ......................         --    --       (15,509)      (34,790)
   Net policy repayments (loans) (note 5) .......         --    --       (50,134)     (136,975)
   Deductions for surrender charges (note 2d) ...         --    --      (280,141)     (209,125)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................     (1,326)   --      (972,724)   (1,039,094)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................        (37)   --       (26,096)      (18,792)
      MSP contracts .............................         --    --        (3,306)       (2,089)
      SL contracts ..............................         --    --        (4,084)      (33,668)
                                                      ------   ---    ----------   -----------
         Net equity transactions ................     36,843    --    (4,278,339)  (18,520,839)
                                                      ------   ---    ----------   -----------

Net change in contract owners' equity ...........     40,327    --    (1,343,886)  (16,771,879)
Contract owners' equity beginning of period .....         --    --    22,443,888    39,215,767
                                                      ------   ---    ----------   -----------
Contract owners' equity end of period ...........     40,327    --    21,100,002    22,443,888
                                                      ======   ===    ==========   ===========

CHANGES IN UNITS:
   Beginning units ..............................         --    --     1,873,291     3,491,194
                                                      ------   ---    ----------   -----------
   Units purchased ..............................      3,396    --     1,399,580     1,268,199
   Units redeemed ...............................       (118)   --    (1,685,297)   (2,886,102)
                                                      ------   ---    ----------   -----------
   Ending units .................................      3,278    --     1,587,574     1,873,291
                                                      ======   ===    ==========   ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     MFSVITInvGrwI      MFSVITValIn         NBAMTFas             NBAMTGuard
                                                    ---------------   --------------   ----------------   -----------------------
                                                      2003     2002     2003    2002     2003     2002       2003           2002
                                                    --------   ----   -------   ----   -------   ------   ----------   ----------
Investment activity:
   Net investment income (loss) .................   $    (23)   --        (32)   --     (1,210)     (25)      95,766       70,958
   Realized gain (loss) on investments ..........      2,763    --      4,761    --     93,857        9   (2,872,414)  (1,510,550)
   Change in unrealized gain (loss)
      on investments ............................     20,062    --     24,142    --     27,859      971    6,456,331   (3,567,509)
   Reinvested capital gains .....................         --    --         --    --        311       --           --           --
                                                    --------   ---    -------   ---    -------   ------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     22,802    --     28,871    --    120,817      955    3,679,683   (5,007,101)
                                                    --------   ---    -------   ---    -------   ------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................    185,244    --     36,952    --     45,421       44    2,582,164    2,830,397
   Transfers between funds ......................    253,790    --    208,644    --    683,040   34,956   (5,575,421)   6,311,275
   Surrenders (note 6) ..........................        (19)   --        (14)   --     (2,040)      --     (743,806)    (593,380)
   Death benefits (note 4) ......................         --    --         --    --         --       --       (7,394)     (19,798)
   Net policy repayments (loans) (note 5) .......         --    --     (7,285)   --       (114)      --     (104,624)      63,048
   Deductions for surrender charges (note 2d) ...         (1)   --         (1)   --        (71)      --      (26,075)     (39,204)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................     (9,922)   --      1,460    --    (14,456)    (229)    (756,478)    (892,446)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................       (427)   --       (431)   --       (113)      --      (26,924)     (25,529)
      MSP contracts .............................        (10)   --         --    --         --       --       (1,184)      (1,277)
      SL contracts ..............................        (10)   --        (25)   --         --       --       (4,282)      (3,604)
                                                    --------   ---    -------   ---    -------   ------   ----------   ----------
         Net equity transactions ................    428,645    --    239,300    --    711,667   34,771   (4,664,024)   7,629,482
                                                    --------   ---    -------   ---    -------   ------   ----------   ----------

Net change in contract owners' equity ...........    451,447    --    268,171    --    832,484   35,726     (984,341)   2,622,381
Contract owners' equity beginning
   of period ....................................         --    --         --    --     35,726       --   14,922,297   12,299,916
                                                    --------   ---    -------   ---    -------   ------   ----------   ----------
Contract owners' equity end of period ...........   $451,447    --    268,171    --    868,210   35,726   13,937,956   14,922,297
                                                    ========   ===    =======   ===    =======   ======   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..............................         --    --         --    --      3,552       --    1,679,893      934,874
                                                    --------   ---    -------   ---    -------   ------   ----------   ----------
   Units purchased ..............................     39,860    --     23,541    --     70,587    3,579      371,872      980,080
   Units redeemed ...............................       (935)   --     (1,858)   --     (5,001)     (27)    (940,733)    (235,061)
                                                    --------   ---    -------   ---    -------   ------   ----------   ----------
   Ending units .................................     38,925    --     21,683    --     69,138    3,552    1,111,032    1,679,893
                                                    ========   ===    =======   ===    =======   ======   ==========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                         NBAMTLMat               NBAMTMCGr
                                                    -----------------   ------------------------
                                                       2003       2002       2003         2002
                                                    ----------   ----   ----------   -----------
Investment activity:
   Net investment income (loss) .................   $   38,806    --       (56,614)      (77,678)
   Realized gain (loss) on investments ..........       (5,817)   --    (6,377,133)   (4,989,622)
   Change in unrealized gain (loss)
      on investments ............................      (25,993)   --    15,912,922    (9,298,181)
   Reinvested capital gains .....................           --    --            --            --
                                                    ----------   ---    ----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......        6,996    --     9,479,175   (14,365,481)
                                                    ----------   ---    ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................       58,892    --     8,083,193     8,190,191
   Transfers between funds ......................    1,139,481    --    (8,263,876)    7,542,838
   Surrenders (note 6) ..........................       (5,044)   --    (5,907,368)   (1,575,057)
   Death benefits (note 4) ......................           --    --       (11,596)      (89,359)
   Net policy repayments (loans) (note 5) .......       (1,608)   --     1,432,261    (1,458,995)
   Deductions for surrender charges (note 2d) ...         (177)   --      (207,089)     (104,061)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................      (16,514)   --    (2,347,795)   (2,601,985)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................         (767)   --       (69,062)      (67,391)
      MSP contracts .............................         (244)   --        (1,661)       (2,374)
      SL contracts ..............................         (113)   --        (9,726)       (9,477)
                                                    ----------   ---    ----------   -----------
         Net equity transactions ................    1,173,906    --    (7,302,719)    9,824,330
                                                    ----------   ---    ----------   -----------

Net change in contract owners' equity ...........    1,180,902    --     2,176,456    (4,541,151)
Contract owners' equity beginning
   of period ....................................           --    --    36,682,614    41,223,765
                                                    ----------   ---    ----------   -----------
Contract owners' equity end of period ...........   $1,180,902    --    38,859,070    36,682,614
                                                    ==========   ===    ==========   ===========

CHANGES IN UNITS:
   Beginning units ..............................           --    --     4,122,483     3,163,605
                                                    ----------   ---    ----------   -----------
   Units purchased ..............................      119,449    --     1,768,813     1,779,547
   Units redeemed ...............................       (2,531)   --    (2,469,512)     (820,669)
                                                    ----------   ---    ----------   -----------
   Ending units .................................      116,918    --     3,421,784     4,122,483
                                                    ==========   ===    ==========   ===========

                                                            NBAMTPart           NBAMTSocRe
                                                    -----------------------   --------------
                                                       2003          2002       2003    2002
                                                    ----------   ----------   -------   ----
Investment activity:
   Net investment income (loss) .................      (12,047)      48,888       (17)   --
   Realized gain (loss) on investments ..........     (561,413)  (1,817,571)    1,158    --
   Change in unrealized gain (loss)
      on investments ............................    4,134,976   (1,372,811)    8,463    --
   Reinvested capital gains .....................           --           --        --    --
                                                    ----------   ----------   -------   ---
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    3,561,516   (3,141,494)    9,604    --
                                                    ----------   ----------   -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................    1,560,523    2,243,539    12,253    --
   Transfers between funds ......................     (777,622)   1,027,469   110,376    --
   Surrenders (note 6) ..........................     (726,406)    (846,009)     (544)   --
   Death benefits (note 4) ......................      (10,628)     (14,152)       --    --
   Net policy repayments (loans) (note 5) .......      (33,461)     (50,875)      771    --
   Deductions for surrender charges (note 2d) ...      (25,465)     (55,894)      (19)   --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................     (739,402)    (775,373)   (4,369)   --
   Asset charges (note 3):
      FPVUL & VEL contracts .....................      (31,895)     (30,660)     (108)   --
      MSP contracts .............................       (1,472)      (1,734)       --    --
      SL contracts ..............................       (5,506)      (6,730)       (9)   --
                                                    ----------   ----------   -------   ---
         Net equity transactions ................     (791,334)   1,489,581   118,351    --
                                                    ----------   ----------   -------   ---

Net change in contract owners' equity ...........    2,770,182   (1,651,913)  127,955    --
Contract owners' equity beginning                   10,515,078   12,166,991        --    --
   of period ....................................   ----------   ----------   -------   ---
                                                    13,285,260   10,515,078   127,955    --
Contract owners' equity end of period ...........   ==========   ==========   =======   ===

CHANGES IN UNITS:
   Beginning units ..............................    1,311,811    1,149,207        --    --
                                                    ----------   ----------   -------   ---
   Units purchased ..............................      292,732      421,809    10,750    --
   Units redeemed ...............................     (382,923)    (259,205)     (410)   --
                                                    ----------   ----------   -------   ---
   Ending units .................................    1,221,620    1,311,811    10,340    --
                                                    ==========   ==========   =======   ===

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                             ONEMidCap            ONEMidCapV
                                                       --------------------   -----------------
                                                          2003        2002      2003      2002
                                                       ----------   -------   -------   -------
Investment activity:
   Net investment income (loss) ....................   $   (5,592)     (141)    1,064      (121)
   Realized gain (loss) on investments .............       16,331    (2,304)   83,866         2
   Change in unrealized gain (loss)
      on investments ...............................      333,042    (3,322)   59,721    (6,061)
   Reinvested capital gains ........................           --        --        --        --
                                                       ----------   -------   -------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........      343,781    (5,767)  144,651    (6,180)
                                                       ----------   -------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................      148,079     9,498    71,250       218
   Transfers between funds .........................    2,146,402   198,137    10,417   393,134
   Surrenders (note 6) .............................       (1,316)       --    (1,311)       --
   Death benefits (note 4) .........................           --        --        --        --
   Net policy repayments (loans) (note 5) ..........          (18)       --     1,747        --
   Deductions for surrender charges (note 2d) ......          (46)       --       (46)       --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................      (41,708)   (1,068)  (18,926)     (209)
   Asset charges (note 3):
      FPVUL & VEL contracts ........................           --        --        --        --
      MSP contracts ................................           --        --        --        --
      SL contracts .................................           --        --        --        --
                                                       ----------   -------   -------   -------
         Net equity transactions ...................    2,251,393   206,567    63,131   393,143
                                                       ----------   -------   -------   -------

Net change in contract owners' equity ..............    2,595,174   200,800   207,782   386,963
Contract owners' equity beginning
   of period .......................................      200,800        --   386,963        --
                                                       ----------   -------   -------   -------
Contract owners' equity end of period ..............   $2,795,974   200,800   594,745   386,963
                                                       ==========   =======   =======   =======

CHANGES IN UNITS:
   Beginning units .................................       19,940        --    39,000        --
                                                       ----------   -------   -------   -------
   Units purchased .................................      210,074    20,041    21,460    39,020
   Units redeemed ..................................      (10,796)     (101)  (15,171)      (20)
                                                       ----------   -------   -------   -------
   Ending units ....................................      219,218    19,940    45,289    39,000
                                                       ==========   =======   =======   =======

                                                               OppAggGro                    OppCapAp
                                                       ------------------------    -------------------------
                                                          2003          2002           2003          2002
                                                       ----------   -----------    -----------   -----------
Investment activity:
   Net investment income (loss) ....................      (93,605)      243,809        148,607       280,305
   Realized gain (loss) on investments .............   (9,108,246)  (32,126,879)    (6,846,665)   (9,533,865)
   Change in unrealized gain (loss)
      on investments ...............................   21,592,176    14,324,781     33,617,086   (15,171,267)
   Reinvested capital gains ........................           --            --             --            --
                                                       ----------   -----------    -----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   12,390,325   (17,558,289)    26,919,028   (24,424,827)
                                                       ----------   -----------    -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................   10,246,131    16,675,961     21,175,779    22,643,251
   Transfers between funds .........................   (4,627,220)   (6,935,071)     5,061,719     6,797,617
   Surrenders (note 6) .............................   (6,203,773)   (2,565,511)    (3,281,220)   (3,904,475)
   Death benefits (note 4) .........................      (58,439)      (71,684)      (161,175)      (95,963)
   Net policy repayments (loans) (note 5) ..........     (117,265)      114,051       (378,614)        7,671
   Deductions for surrender charges (note 2d) ......     (217,480)     (169,498)      (115,027)     (257,961)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................   (3,537,336)   (3,952,406)    (5,117,399)   (5,118,298)
   Asset charges (note 3):
      FPVUL & VEL contracts ........................     (100,746)      (92,229)      (146,416)     (132,328)
      MSP contracts ................................       (3,202)       (3,963)        (4,244)       (4,816)
      SL contracts .................................      (10,783)       (9,962)       (18,475)      (15,625)
                                                       ----------   -----------    -----------   -----------
         Net equity transactions ...................   (4,630,113)    2,989,688     17,014,928    19,919,073
                                                       ----------   -----------    -----------   -----------

Net change in contract owners' equity ..............    7,760,212   (14,568,601)    43,933,956    (4,505,754)
Contract owners' equity beginning
   of period .......................................   46,785,166    61,353,767     74,512,312    79,018,066
                                                       ----------   -----------    -----------   -----------
Contract owners' equity end of period ..............   54,545,378    46,785,166    118,446,268    74,512,312
                                                       ==========   ===========    ===========   ===========

CHANGES IN UNITS:
   Beginning units .................................    5,745,655     5,473,091      7,585,502     5,810,866
                                                       ----------    ----------    -----------   -----------
   Units purchased .................................    2,222,342     1,838,149      3,794,651     2,942,041
   Units redeemed ..................................   (2,370,269)   (1,565,585)    (1,877,293)   (1,167,405)
                                                       ----------    ----------    -----------   -----------
   Ending units ....................................    5,597,728     5,745,655      9,502,860     7,585,502
                                                       ==========    ==========    ===========   ===========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                               OppGlSec              OppHiIncInt
                                                       ------------------------   ----------------
                                                           2003          2002        2003     2002
                                                       -----------   ----------   ---------   ----
Investment activity:
   Net investment income (loss) ....................   $   176,397       69,210         (27)    --
   Realized gain (loss) on investments .............       427,239   (1,830,151)     23,124     --
   Change in unrealized gain (loss)
      on investments ...............................    12,200,617   (4,252,562)     60,345     --
   Reinvested capital gains ........................            --           --          --     --
                                                       -----------   ----------   ---------    ---
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........    12,804,253   (6,013,503)     83,442     --
                                                       -----------   ----------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................     5,476,123    5,837,215      86,603     --
   Transfers between funds .........................     2,664,166   13,154,983   1,385,813     --
   Surrenders (note 6) .............................    (4,447,211)    (954,800)        (49)    --
   Death benefits (note 4) .........................       (29,742)     (17,981)         --     --
   Net policy repayments (loans) (note 5) ..........      (626,888)     (29,069)       (229)    --
   Deductions for surrender charges (note 2d) ......      (155,902)     (63,082)         (2)    --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................    (1,938,422)  (1,309,549)    (14,205)    --
   Asset charges (note 3):
      FPVUL & VEL contracts ........................       (46,029)     (31,533)     (1,139)    --
      MSP contracts ................................          (956)      (1,111)         (5)    --
      SL contracts .................................        (7,141)      (4,148)        (68)    --
                                                       -----------   ----------   ---------    ---
         Net equity transactions ...................       887,998   16,580,925   1,456,719     --
                                                       -----------   ----------   ---------    ---

Net change in contract owners' equity ..............    13,692,251   10,567,422   1,540,161     --
Contract owners' equity beginning
   of period .......................................    26,000,774   15,433,352          --     --
                                                       -----------   ----------   ---------    ---
Contract owners' equity end of period ..............   $39,693,025   26,000,774   1,540,161     --
                                                       ===========   ==========   =========    ===

CHANGES IN UNITS:
   Beginning units .................................     3,973,943    1,833,782          --     --
                                                       -----------   ----------   ---------    ---
   Units purchased .................................     1,728,441    2,687,789     139,643     --
   Units redeemed ..................................    (1,453,919)    (547,628)     (1,905)    --
                                                       -----------   ----------   ---------    ---
   Ending units ....................................     4,248,465    3,973,943     137,738     --
                                                       ===========   ==========   =========    ===

                                                              OppMSGrInc            OppMaStSmCpI
                                                       -----------------------    ----------------
                                                          2003         2002          2003     2002
                                                       ----------   ----------    ---------   ----
Investment activity:
   Net investment income (loss) ....................      272,017      176,431          (28)    --
   Realized gain (loss) on investments .............   (2,968,161)  (2,016,850)      34,019     --
   Change in unrealized gain (loss)
      on investments ...............................   11,298,515   (4,294,382)     111,096     --
   Reinvested capital gains ........................           --           --           --     --
                                                       ----------   ----------    ---------    ---
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........    8,602,371   (6,134,801)     145,087     --
                                                       ----------   ----------    ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................    6,963,803    7,548,303       71,748     --
   Transfers between funds .........................    4,692,400    4,691,788    1,019,368     --
   Surrenders (note 6) .............................   (2,783,975)  (1,659,687)     (31,312)    --
   Death benefits (note 4) .........................      (59,961)     (79,021)          --     --
   Net policy repayments (loans) (note 5) ..........      (33,551)    (209,331)     (49,778)    --
   Deductions for surrender charges (note 2d) ......      (97,595)    (109,652)      (1,098)    --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................   (2,719,676)  (2,641,355)     (21,902)    --
   Asset charges (note 3):
      FPVUL & VEL contracts ........................      (94,183)     (81,175)        (987)    --
      MSP contracts ................................       (4,035)      (4,002)        (116)    --
      SL contracts .................................      (12,679)     (10,177)        (233)    --
                                                       ----------   ----------    ---------    ---
         Net equity transactions ...................    5,850,548    7,445,691      985,690     --
                                                       ----------   ----------    ---------    ---

Net change in contract owners'equity ...............   14,452,919    1,310,890    1,130,777     --
Contract owners'equity beginning
   of period .......................................   27,448,873   26,137,983           --     --
                                                       ----------   ----------    ---------    ---
Contract owners'equity end of period ...............   41,901,792   27,448,873    1,130,777     --
                                                       ==========   ==========    =========    ===

CHANGES IN UNITS:
   Beginning units .................................    3,375,910    2,604,263           --     --
                                                       ----------   ----------    ---------    ---
   Units purchased .................................    1,723,341    1,330,330       89,563     --
   Units redeemed ..................................   (1,008,813)    (558,683)      (8,036)    --
                                                       ----------   ----------    ---------    ---
   Ending units ....................................    4,090,438    3,375,910       81,527     --
                                                       ==========   ==========    =========    ===

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                           PIMLowDur             PIMRealRet
                                                    ---------------------   -------------------
                                                        2003        2002       2003      2002
                                                    -----------   -------   ---------   -------
Investment activity:
   Net investment income (loss) .................   $    86,148       513     113,712       876
   Realized gain (loss) on investments ..........         3,919        62     154,919       694
   Change in unrealized gain (loss) on
      investments ...............................         3,744       360      32,564    10,029
   Reinvested capital gains .....................        24,408       949     173,353       463
                                                    -----------   -------   ---------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......       118,219     1,884     474,548    12,062
                                                    -----------   -------   ---------   -------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) ...........................     2,251,092     5,354   2,213,271    20,908
   Transfers between funds ......................    32,861,458   448,951   5,400,576   472,677
   Surrenders (note 6) ..........................        (6,219)       --     (16,983)       --
   Death benefits (note 4) ......................           (41)       --         (83)       --
   Net policy repayments (loans) (note 5) .......           (45)       --      (8,469)       --
   Deductions for surrender charges (note 2d) ...          (218)       --        (595)       --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................      (171,238)    2,304    (203,282)   (1,479)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................            --        --          --        --
      MSP contracts .............................            --        --          --        --
      SL contracts ..............................            --        --          --        --
                                                    -----------   -------   ---------   -------
         Net equity transactions ................    34,934,789   456,609   7,384,435   492,106
                                                    -----------   -------   ---------   -------

Net change in contract owners' equity ...........    35,053,008   458,493   7,858,983   504,168
Contract owners' equity beginning of
   period .......................................       458,493        --     504,168        --
                                                    -----------   -------   ---------   -------
Contract owners' equity end of period ...........   $35,511,501   458,493   8,363,151   504,168
                                                    ===========   =======   =========   =======

CHANGES IN UNITS:
   Beginning units ..............................        45,027        --      48,671        --
                                                    -----------   -------   ---------   -------
   Units purchased ..............................     3,485,571    45,043     815,057    48,862
   Units redeemed ...............................      (116,918)      (16)   (119,425)     (191)
                                                    -----------   -------   ---------   -------
   Ending units .................................     3,413,680    45,027     744,303    48,671
                                                    ===========   =======   =========   =======

                                                           PIMTotRet              PionHY
                                                    ----------------------   -----------------
                                                       2003         2002        2003      2002
                                                    ----------   ---------   ---------   -----
Investment activity:
   Net investment income (loss) .................      541,948       8,538     113,587      33
   Realized gain (loss) on investments ..........       27,596         141     221,299     (57)
   Change in unrealized gain (loss) on
      investments ...............................     (110,836)      7,687     122,976       1
   Reinvested capital gains .....................      290,711      21,423          --      --
                                                    ----------   ---------   ---------   -----
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      749,419      37,789     457,862     (23)
                                                    ----------   ---------   ---------   -----
Equity transactions:
   Purchase payments received from contract
      owners (note 6) ...........................    8,039,115      12,806     454,556   1,694
   Transfers between funds ......................   34,473,770   1,870,648   7,445,739   2,206
   Surrenders (note 6) ..........................     (191,424)         --      (1,413)     --
   Death benefits (note 4) ......................          (13)         --          --      --
   Net policy repayments (loans) (note 5) .......          930          --         575      --
   Deductions for surrender charges (note 2d) ...       (6,711)         --         (50)     --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................     (524,344)     (7,134)    (51,770)    (13)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................           --          --          --      --
      MSP contracts .............................           --          --          --      --
      SL contracts ..............................           --          --          --      --
                                                    ----------   ---------   ---------   -----
         Net equity transactions ................   41,791,323   1,876,320   7,847,637   3,887
                                                    ----------   ---------   ---------   -----

Net change in contract owners' equity ...........   42,540,742   1,914,109   8,305,499   3,864
Contract owners' equity beginning of
   period .......................................    1,914,109          --       3,864      --
                                                    ----------   ---------   ---------   -----
Contract owners' equity end of period ...........   44,454,851   1,914,109   8,309,363   3,864
                                                    ==========   =========   =========   =====

CHANGES IN UNITS:
   Beginning units ..............................      185,355          --         373      --
                                                    ----------   ---------   ---------   -----
   Units purchased ..............................    5,248,267     186,183     656,655     374
   Units redeemed ...............................   (1,323,543)       (828)    (51,591)     (1)
                                                    ----------   ---------   ---------   -----
   Ending units .................................    4,110,079     185,355     605,437     373
                                                    ==========   =========   =========   =====

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                      PUTVTGrIncIB     PUTVTIntlEqIB     PUTVTVoyIB            RoyMicro
                                                    ---------------   --------------   --------------   --------------------
                                                      2003     2002     2003    2002     2003    2002      2003        2002
                                                    --------   ----   -------   ----   -------   ----   ----------   -------
Investment activity:
   Net investment income (loss) .................   $    (33)   --        (31)   --         (7)   --       (16,213)      (98)
   Realized gain (loss) on investments ..........        453    --     21,814    --        216    --       253,253       179
   Change in unrealized gain (loss) on
      investments ...............................     20,678    --     56,900    --      6,212    --     1,459,001     1,783
   Reinvested capital gains .....................         --    --         --    --         --    --       421,098     2,635
                                                    --------   ---    -------   ---    -------   ---    ----------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     21,098    --     78,683    --      6,421    --     2,117,139     4,499
                                                    --------   ---    -------   ---    -------   ---    ----------   -------
Equity transactions:
   Purchase payments received from contract
      owners (note 6) ...........................     28,781    --     14,483    --     28,007    --     1,969,963     2,759
   Transfers between funds ......................    228,994    --    663,418    --    105,251    --     7,153,431   425,194
   Surrenders (note 6) ..........................        (15)   --        (80)   --         --    --        (4,850)       --
   Death benefits (note 4) ......................         --    --         --    --         --    --          (115)       --
   Net policy repayments (loans) (note 5) .......         --    --         --    --         --    --        14,535        --
   Deductions for surrender charges (note 2d) ...         --    --         (3)   --         --    --          (170)       --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................     (6,647)   --     (9,364)   --     (4,820)   --      (136,227)    8,168
   Asset charges (note 3):
      FPVUL & VEL contracts .....................       (198)   --       (378)   --       (113)   --            --        --
      MSP contracts .............................         --    --        (10)   --         --    --            --        --
      SL contracts ..............................         --    --        (28)   --        (15)   --            --        --
                                                    --------   ---    -------   ---    -------   ---    ----------   -------
         Net equity transactions ................    250,915    --    668,038    --    128,310    --     8,996,567   436,121
                                                    --------   ---    -------   ---    -------   ---    ----------   -------

Net change in contract owners' equity ...........    272,013    --    746,721    --    134,731    --    11,113,706   440,620
Contract owners' equity beginning of
   period .......................................         --    --         --    --         --    --       440,620        --
                                                    --------   ---    -------   ---    -------   ---    ----------   -------
Contract owners' equity end of period ...........   $272,013    --    746,721    --    134,731    --    11,554,326   440,620
                                                    ========   ===    =======   ===    =======   ===    ==========   =======

CHANGES IN UNITS:
   Beginning units ..............................         --    --         --    --         --    --        43,606        --
                                                    --------   ---    -------   ---    -------   ---    ----------   -------
   Units purchased ..............................     22,486    --     59,178    --     11,800    --       805,112    43,688
   Units redeemed ...............................       (594)   --       (835)   --       (434)   --       (79,688)      (82)
                                                    --------   ---    -------   ---    -------   ---    ----------   -------
   Ending units .................................     21,892    --     58,343    --     11,366    --       769,030    43,606
                                                    ========   ===    =======   ===    =======   ===    ==========   =======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                               SGVITMdCpGr                  StOpp2
                                                       -------------------------   -----------------------
                                                           2003          2002         2003         2002
                                                       -----------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) ....................   $   (21,177)      (39,586)     (39,781)      54,735
   Realized gain (loss) on investments .............    (6,221,454)   (6,111,067)  (2,380,253)  (5,309,471)
   Change in unrealized gain (loss)
      on investments ...............................    11,980,636    (3,934,328)  12,212,543   (3,489,957)
   Reinvested capital gains ........................            --            --           --      562,955
                                                       -----------   -----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........     5,738,005   (10,084,981)   9,792,509   (8,181,738)
                                                       -----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................     2,705,656     5,397,783    6,295,457    9,112,605
   Transfers between funds .........................    (4,603,563)     (123,294)  (4,344,951)   6,258,465
   Surrenders (note 6) .............................    (2,346,548)   (1,048,979)    (424,909)  (1,893,414)
   Death benefits (note 4) .........................       (15,373)      (36,286)     (11,288)     (22,226)
   Net policy repayments (loans) (note 5) ..........       (60,881)       86,767     (119,731)     (24,647)
   Deductions for surrender charges (note 2d) ......       (82,261)      (69,304)     (14,896)    (125,094)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................    (1,258,967)   (1,417,054)  (1,567,108)  (1,442,279)
   Asset charges (note 3):
      FPVUL & VEL contracts ........................       (36,188)      (32,103)     (39,692)     (30,471)
      MSP contracts ................................          (718)         (944)        (964)        (724)
      SL contracts .................................        (4,443)       (4,086)     (10,465)      (8,102)
                                                       -----------   -----------   ----------   ----------
         Net equity transactions ...................    (5,703,286)    2,752,500     (238,547)  11,824,113
                                                       -----------   -----------   ----------   ----------

Net change in contract owners' equity ..............        34,719    (7,332,481)   9,553,962    3,642,375
Contract owners' equity beginning
   of period .......................................    17,470,890    24,803,371   24,109,124   20,466,749
                                                       -----------   -----------   ----------   ----------
Contract owners' equity end of period ..............   $17,505,609    17,470,890   33,663,086   24,109,124
                                                       ===========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .................................     2,440,718     2,179,699    3,484,072    2,159,287
                                                       -----------   -----------   ----------   ----------
   Units purchased .................................       709,269       672,777    1,386,378    1,958,587
   Units redeemed ..................................    (1,415,267)     (411,758)  (1,315,809)    (633,802)
                                                       -----------   -----------   ----------   ----------
   Ending units ....................................     1,734,720     2,440,718    3,554,641    3,484,072
                                                       ===========   ===========   ==========   ==========

                                                              TRPEI2                 TRPMCG2
                                                       --------------------   --------------------
                                                          2003        2002       2003        2002
                                                       ----------   -------   ----------   -------
Investment activity:
   Net investment income (loss) ....................      149,945       591      (12,737)      (28)
   Realized gain (loss) on investments .............      121,913       110      270,991      (801)
   Change in unrealized gain (loss)
      on investments ...............................    3,003,853       311    1,198,675    (2,480)
   Reinvested capital gains ........................           --        --           --        --
                                                       ----------   -------   ----------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........    3,275,711     1,012    1,456,929    (3,309)
                                                       ----------   -------   ----------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................    3,384,985       943    1,805,611    19,238
   Transfers between funds .........................   17,388,304   170,100   16,971,347   109,523
   Surrenders (note 6) .............................      (16,115)       --       (8,490)       --
   Death benefits (note 4) .........................           --        --           --        --
   Net policy repayments (loans) (note 5) ..........        2,277        --        1,360        --
   Deductions for surrender charges (note 2d) ......         (565)       --         (298)       --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................     (216,195)      (73)     (90,036)      (40)
   Asset charges (note 3):
      FPVUL & VEL contracts ........................           --        --           --        --
      MSP contracts ................................           --        --           --        --
      SL contracts .................................           --        --           --        --
                                                       ----------   -------   ----------   -------
         Net equity transactions ...................   20,542,691   170,970   18,679,494   128,721
                                                       ----------   -------   ----------   -------

Net change in contract owners' equity ..............   23,818,402   171,982   20,136,423   125,412
Contract owners' equity beginning
   of period .......................................      171,982        --      125,412        --
                                                       ----------   -------   ----------   -------
Contract owners' equity end of period ..............   23,990,384   171,982   20,261,835   125,412
                                                       ==========   =======   ==========   =======

CHANGES IN UNITS:
   Beginning units .................................       16,999        --       12,242        --
                                                       ----------   -------   ----------   -------
   Units purchased .................................    2,037,182    17,054    1,490,359    12,263
   Units redeemed ..................................     (153,981)      (55)     (66,997)      (21)
                                                       ----------   -------   ----------   -------
   Ending units ....................................    1,900,200    16,999    1,435,604    12,242
                                                       ==========   =======   ==========   =======

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                            TurnGVITGro              VEWrldEMkt
                                                       ---------------------   ----------------------
                                                          2003        2002        2003         2002
                                                       ----------   --------   ----------   ---------
Investment activity:
   Net investment income (loss) ....................   $     (526)      (185)       2,184       6,290
   Realized gain (loss) on investments .............      156,796   (187,053)   1,056,488    (423,831)
   Change in unrealized gain (loss)
      on investments ...............................      130,920    (80,191)   2,226,271       4,487
   Reinvested capital gains ........................           --         --           --          --
                                                       ----------   --------   ----------   ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........      287,190   (267,429)   3,284,943    (413,054)
                                                       ----------   --------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................      169,804    211,743    1,415,232   1,592,344
   Transfers between funds .........................      352,590    114,134     (428,461)    942,409
   Surrenders (note 6) .............................      (83,300)    (6,230)  (1,268,860)   (436,338)
   Death benefits (note 4) .........................          (88)      (100)      (3,830)     (4,085)
   Net policy repayments (loans) (note 5) ..........       (1,138)    (3,033)     (51,439)    (43,381)
   Deductions for surrender charges (note 2d) ......       (2,920)      (412)     (44,481)    (28,828)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................      (56,203)   (44,247)    (536,643)   (603,586)
   Asset charges (note 3):
      FPVUL & VEL contracts ........................       (2,036)    (1,336)     (20,655)    (19,998)
      MSP contracts ................................          (23)       (25)        (543)       (589)
      SL contracts .................................         (448)      (289)      (2,560)     (2,155)
                                                       ----------   --------   ----------   ---------
         Net equity transactions ...................      376,238    270,205     (942,240)  1,395,793
                                                       ----------   --------   ----------   ---------

Net change in contract owners' equity ..............      663,428      2,776    2,342,703     982,739
Contract owners' equity beginning
   of period .......................................      459,519    456,743    6,176,511   5,193,772
                                                       ----------   --------    ---------   ---------
Contract owners' equity end of period ..............   $1,122,947    459,519    8,519,214   6,176,511
                                                       ==========   ========   ==========   =========

CHANGES IN UNITS:
   Beginning units .................................      208,046    118,103      830,944     674,864
                                                       ----------   --------   ----------   ---------
   Units purchased .................................      187,485    127,507      266,387     293,150
   Units redeemed ..................................      (57,965)   (37,564)    (359,120)   (137,070)
                                                       ----------   --------   ----------   ---------
   Ending units ....................................      337,566    208,046      738,211     830,944
                                                       ==========   ========   ==========   =========

                                                             VEWrldHAs             VKoreFI
                                                       ---------------------   --------------
                                                          2003        2002       2003    2002
                                                       ---------   ---------   -------   ----
Investment activity:
   Net investment income (loss) ....................      10,309      14,011       (22)    --
   Realized gain (loss) on investments .............    (106,702)   (286,560)     (507)    --
   Change in unrealized gain (loss)
      on investments ...............................   1,336,812     (30,895)    1,903     --
   Reinvested capital gains ........................          --          --       273     --
                                                       ---------   ---------   -------    ---
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   1,240,419    (303,444)    1,647     --
                                                       ---------   ---------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................     581,718     524,252    13,411     --
   Transfers between funds .........................   2,069,447     957,588   115,209     --
   Surrenders (note 6) .............................    (189,087)   (105,792)   (3,744)    --
   Death benefits (note 4) .........................       1,053      (1,401)       --     --
   Net policy repayments (loans) (note 5) ..........     (10,730)    (52,772)     (117)    --
   Deductions for surrender charges (note 2d) ......      (6,629)     (6,990)     (131)    --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................    (201,734)   (202,503)    1,505     --
   Asset charges (note 3):
      FPVUL & VEL contracts ........................      (7,613)     (7,185)     (158)    --
      MSP contracts ................................        (364)       (193)       --     --
      SL contracts .................................      (1,113)       (741)       (7)    --
                                                       ---------   ---------   -------    ---
         Net equity transactions ...................   2,234,948   1,104,263   125,968     --
                                                       ---------   ---------   -------    ---

Net change in contract owners' equity ..............   3,475,367     800,819   127,615     --
Contract owners' equity beginning
   of period .......................................   2,406,075   1,605,256        --     --
                                                       ---------   ---------   -------    ---
Contract owners' equity end of period ..............   5,881,442   2,406,075   127,615     --
                                                       =========   =========   =======    ===

CHANGES IN UNITS:
   Beginning units .................................     293,707     190,667        --     --
                                                       ---------   ---------   -------    ---
   Units purchased .................................     254,916     147,748    12,830     --
   Units redeemed ..................................     (53,604)    (44,708)     (360)    --
                                                       ---------   ---------   -------    ---
   Ending units ....................................     495,019     293,707    12,470     --
                                                       =========   =========   =======    ===

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                            VKEmMkt                 VKMidCapG               VKUSRealEst
                                                    ----------------------   ----------------------   -----------------------
                                                       2003         2002        2003        2002         2003         2002
                                                    ----------   ---------   ---------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .................   $  (11,369)    305,605      (4,221)      (5,383)     (45,467)     783,280
   Realized gain (loss) on investments ..........      612,356     (20,574)      9,931     (837,007)     612,385      236,993
   Change in unrealized gain (loss)
      on investments ............................    1,121,269      40,303     999,073     (330,736)   9,192,176   (2,563,674)
   Reinvested capital gains .....................           --          --          --           --           --      592,195
                                                    ----------   ---------   ---------   ----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    1,722,256     325,334   1,004,783   (1,173,126)   9,759,094     (951,206)
                                                    ----------   ---------   ---------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................    1,404,040     912,599     637,548      847,984    5,610,759    4,870,870
   Transfers between funds ......................    2,158,333   1,566,255    (150,262)     845,891    3,435,006    9,483,497
   Surrenders (note 6) ..........................     (314,799)   (133,905)   (117,736)    (163,070)  (4,004,219)  (1,316,998)
   Death benefits (note 4) ......................       (1,923)     11,032      (2,153)      (9,363)     (44,256)     (21,892)
   Net policy repayments (loans) (note 5) .......        5,705     (37,266)    (34,663)     (33,471)    (259,544)     (84,652)
   Deductions for surrender charges (note 2d) ...      (11,036)     (8,847)     (4,127)     (10,774)    (140,372)     (87,012)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................     (440,506)   (279,682)   (210,696)    (229,099)  (1,698,142)  (1,413,020)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................      (15,557)     (8,798)     (6,340)      (5,381)     (55,622)     (41,354)
      MSP contracts .............................         (642)       (345)       (108)        (104)      (7,297)      (5,697)
      SL contracts ..............................       (1,972)       (877)       (837)        (703)      (7,295)      (4,466)
                                                    ----------   ---------   ---------   ----------   ----------   ----------
         Net equity transactions ................    2,781,643   2,020,166     110,626    1,241,910    2,829,018   11,379,276
                                                    ----------   ---------   ---------   ----------   ----------   ----------

Net change in contract owners' equity ...........    4,503,899   2,345,500   1,115,409       68,784   12,588,112   10,428,070
Contract owners' equity beginning
   of period ....................................    4,738,513   2,393,013   2,572,866    2,504,082   25,528,406   15,100,336
                                                    ----------   ---------   ---------   ----------   ----------   ----------
Contract owners' equity end of period ...........   $9,242,412   4,738,513   3,688,275    2,572,866   38,116,518   25,528,406
                                                    ==========   =========   =========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..............................      392,219     215,898     611,451      408,670    2,082,394    1,210,568
                                                    ----------   ---------   ---------   ----------   ----------   ----------
   Units purchased ..............................      328,822     217,421     283,884      301,965      789,960    1,100,806
   Units redeemed ...............................     (126,847)    (41,100)   (276,697)     (99,184)    (566,947)    (228,980)
                                                    ----------   ---------   ---------   ----------   ----------   ----------
   Ending units .................................      594,194     392,219     618,638      611,451    2,305,407    2,082,394
                                                    ==========   =========   =========   ==========   ==========   ==========

See accompanying notes to financial statements.

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                          NOTES TO FINANCIAL STATEMENTS
                            December 31, 2003 and 2002

(1) Background and Summary of Significant Accounting Policies

   (a) Organization and Nature of Operations

      The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. On May 3, 1999, the Company (Depositor) transferred to the Account 100,000 shares of the GVIT - Small Cap Growth Fund - Class II for which the Account was credited with 100,000 units. The value of the units purchased by the Company on May 3, 1999 was $1,000,000.

      The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

   (b) The Contracts

      Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

      Contract owners may invest in the following:

         Portfolios of AIM Variable Insurance Funds, Inc.;
            AIM VIF - AIM V.I.Capital Appreciation Fund - Series I (AIMCapAp) AIM VIF Basic Value Fund - Series I (AIMBVF)
            AIM VIF Capital Development Fund - Series I (AIMCDF)

         Portfolios of Alliance Variable Products Series Funds;
            Alliance Bernstein VPS Small Cap Value Portfolio - Class A
               (AllSmCpVal)
            Alliance VPS Growth & Income Portfolio - Class A (AllGroInc)

         Portfolios of the American Century Variable Portfolios, Inc.(American
            Century VP);
            American Century VP Income & Growth Fund - Class I (ACVPIncGr) American Century VP Inflation Protection Fund - Class II (ACVPInfPr) American Century VP International Fund - Class I (ACVPInt)
            American Century VP Ultra Fund - Class I (ACVPUltra)
            American Century VP Value Fund - Class I (ACVPVal)

         Baron Capital Asset Trust - Insurance Series;
            Baron Capital Asset Trust (BCAT)

         Calvert Variable Series (CVS), Inc.;
            Calvert Social Equity Portfolio (CVSSEP)

         Comstock GVIT Value Fund - Class I (ComGVITVal)

         Portfolios of the Credit Suisse Trust;
            Credit Suisse Trust - Global Post-Venture Capital Portfolio
               (CSGPVen)
            Credit Suisse Trust - International Focus Portfolio (CSIntEq) Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

         Portfolio of the Dreyfus GVIT;
            Dreyfus GVIT International Value Fund - Class I (DryGVITIntVal) Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)

         Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
           *Dreyfus IP - European Equity Portfolio (DryEuroEq)
            Dreyfus IP - Mid Cap Stock Portfolio - Initial Shares (DryMidCapStk) Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
               (DrySmCapIxS)

         Dreyfus Socially Responsible Growth Fund, Inc.- Initial Shares
            (DrySRGro)
         Dreyfus Stock Index Fund (DryStkIx)

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

         Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
            Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp) Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
               (DryDevLeadI)
            Dreyfus VIF - International Value Portfolio - Initial Shares
               (DryIntVal)

         Portfolios of Federated Insurance Series;
            Federated American Leaders Fund II - Primary Shares (FedAmLdII) Federated Capital Appreciation Fund II - Primary Shares (FedCpApII) Federated GVIT High Income Bond Fund - Class I (FGVITHiInc) Federated Quality Bond Fund II - Primary Shares (FedQualBd)

         Portfolios of the Fidelity(R) Variable Insurance Products (Fidelity(R)
            VIP);
            Fidelity(R) VIP - Equity-Income Portfolio: Service Class (FidVIPEIS) Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS) Fidelity(R) VIP - High Income Portfolio: Service Class (FidVIPHIS) Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)

         Portfolios of the Fidelity(R) Variable Insurance Products (Fidelity VIP
            II);
            Fidelity(R) VIP II - Contrafund Portfolio: Service Class
               (FidVIPConS)
            Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class
               (FidVIPInvGrB)

         Portfolios of the Fidelity(R) Variable Insurance Products (Fidelity VIP
            III);
            Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
               (FidVIPGrOPS)
            Fidelity(R) VIP III - Mid Cap Portfolio: Service Class (FidVIPMCap) Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
               (FidVIPValStS)

         Funds of the Franklin Templeton Variable Insurance Products (Franklin
            Templeton VIP);
            Franklin Templeton VIP - Franklin Rising Dividends Securities Fund -
               Class I (FTVIPFRDiv)
            Franklin Templeton VIP - Franklin Small Cap Value Securities Fund -
               Class I (FTVIPSmCpVal)
            Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I
               (FTVIPFS)

         Franklin Templeton Variable Insurance Products Trust (Franklin
            Templeton VIPT);
            Franklin Templeton VIPT - Templeton Foreign Securities Fund - Class
               2 (FTVIPFS2)

         Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT);
            Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
            Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin) Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth) Gartmore GVIT Global Technology and Communications Fund - Class I
               (GVITGlTech)
            Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl)
            Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
            Gartmore GVIT Growth Fund - Class I (GVITGrowth)
            Gartmore GVIT ID (Investor Destinations) Aggressive Fund (GVITIDAgg) Gartmore GVIT ID (Investor Destinations) Conservative Fund
               (GVITIDCon)
            Gartmore GVIT ID (Investor Destinations) Moderate Fund (GVITIDMod) Gartmore GVIT ID (Investor Destinations) Moderately Aggressive Fund
               (GVITIDModAgg)
            Gartmore GVIT ID (Investor Destinations) Moderately Conservative
               Fund (GVITIDModCon)
            Gartmore GVIT International Growth Fund - Class I (GVITIntGro) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
            Gartmore GVIT Money Market Fund - Class V (GVITMyMkt5)
            Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead) Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
               (NWGVITStrVal)
            Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
            Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
            Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
            Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
            Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro) Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)

         Portfolios of Goldman Sachs Funds;
            *Goldman Sachs Mid Cap Value Fund A (GSMCV)
            Goldman Sachs VIT Mid Cap Value Fund (GSVITMidCap)

         J.P. Morgan GVIT Balanced Fund - Class I (JPMorBal)

         Portfolios of the Janus Aspen Series (Janus AS);
            Janus AS - Balanced Portfolio - Service Shares (JanBal)
            Janus AS - Capital Appreciation Portfolio - Service Shares
               (JanCapAp)
            Janus AS - Global Technology Portfolio - Service Shares (JanGITech) Janus AS - International Growth Portfolio - Service Shares
               (JanIntGro)
            Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares
               (JanRsLgCpCr)

         MAS GVIT Multi Sector Bond Fund - Class I (MGVITMultiSec)

         Funds of Massachusetts Financial Services Variable Insurance Trust (MFS
            VIT);
            MFS VIT - MFS Investors Growth Stock Series - Initial Class
               (MFSVITInvGrwI)
            MFS VIT - MFS Value Series - Initial Class (MFSVITValIn)

         Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger
            Berman AMT);
            Neuberger Berman AMT - Fasciano Portfolio - S Class (NBAMTFas) Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
            Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat) Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
            Neuberger Berman AMT - Socially Responsive Portfolio (NBAMTSocRe)

         Portfolios of Bank One One Group(R) Investment Trust;
            *One Group(R) IT Balanced Portfolio (ONEBal)
            *One Group(R) IT Bond Portfolio (ONEBP)
            *One Group(R) IT Diversified Equity Portfolio (ONEDIVE) *One Group(R) IT Diversified Mid Cap Portfolio (ONEDivMid) *One Group(R) IT Equity Index Portfolio (ONEEqInd)
            *One Group(R) IT Government Bond Portfolio (ONEGovBd)
            *One Group(R) IT Large Cap Growth Portfolio (ONELgCap)
            One Group(R) IT Mid Cap Growth Portfolio (ONEMidCap)
            One Group(R) IT Mid Cap Value Portfolio (ONEMidCapV)

         Funds of the Oppenheimer Variable Account Funds;
            Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro) Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp) Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec) Oppenheimer High Income Fund/VA - Initial Class (OppHiIncInt) Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial Class
               (OppMSGrInc)
            Oppenheimer Main Street(R) Small Cap Fund/VA - Initial Class
               (OppMaStSmCpI)

         Portfolios of PIMCO Variable Insurance Trust (PIMCO VIT);
            PIMCO VIT Low Duration Portfolio - Administrative Shares (PIMLowDur) PIMCO VIT Real Return Portfolio - Administrative Shares (PIMRealRet) PIMCO VIT Total Return Portfolio - Administrative Shares (PIMTotRet)

         Pioneer High Yield VCT Portfolio - Class I Shares (PionHY)

         Funds of the Putnam Variable Trust (Putnam VT);
            Putnam VT Growth & Income Fund - IB Shares (PUTVTGrIncIB) Putnam VT International Equity Fund - IB Shares (PUTVTIntlEqIB) Putnam VT Voyager Fund - IB Shares (PUTVTVoyIB)

         Royce Capital Fund - Micro Cap (RoyMicro)
         Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr) *Strong Opportunity Fund Inc.(STROpp)
         Strong Opportunity Fund II, Inc.(StOpp2)
         Portfolios of T.Rowe Price Funds;
            *T.Rowe Price Equity Income Fund (TRPEI)
            T. Rowe Price Equity Income Portfolio - II (TRPEI2) *T.Rowe Price Mid Cap Growth Fund, Inc. (TRPMCG)
            T. Rowe Price Mid Cap Growth Portfolio - II (TRPMCG2)

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

          Turner GVIT Growth Focus Fund - Class I (TurnGVITGro)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                 Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Funds of the Van Kampen Universal Institutional Funds
              (Van Kampen UIF);
                 Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A (VKoreFI)
                 Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt) Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
                 Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)

          At December 31, 2003, contract owners have invested in all of the above funds except those noted with an asterisk (*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) Policy Charges

   (a) Deductions from Premium

      For individual flexible premium and survivorship contracts, the Company deducts a minimum of 5.0% to a maximum of 7.5% of all premiums received to cover premium tax and sales expense. The Company may, at its sole discretion, reduce the sales loading portion of the premium load.

      There are no deductions from premium on modified single premium contracts.

      For the Corporate Series, the Company deducts a front-end sales load not to exceed 9.0% from each premium payment received. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.

   (b) Cost of Insurance

      A cost of insurance charge is assessed monthly against each contract. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value). This charge is assessed against each contract by liquidating units.

   (c) Administrative Charges

      For individual flexible premium survivorship and modified single premium contracts, the Company currently deducts a minimum monthly administration charge of $5 per policy month to a maximum of $10 per policy month to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed monthly by liquidating units. Please refer to your prospectus to find your contract administration fees.

      For Protection(SM) flexible premium contracts, the Company deducts a per $1,000 of specified amount charge for the first two policy years. This charge varies with the age of the insured and will not exceed $0.30 per $1,000 of specified amount. For last survivor contracts, the Company deducts a per $1,000 of specified amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of specified amount. These charges are assessed monthly against each contract by liquidating units.

      For the Corporate Series, the Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed by liquidating units. Currently, this charge is $5 per month in all policy years (guaranteed not to exceed $10 per month).

   (d) Surrender Charges

      Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium survivorship, modified single premium and corporate contracts, the charge is 100% of the initial surrender charge in the first year, declining to 0% of the initial surrender charge in the ninth year or later.

      The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding by the Depositor, or from earnings thereon.

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

(3)  Asset Charges

     (a)  Modified Single Premium Contracts (MSP)

          For modified single premium contracts, the Company deducts $0.58 per $1,000 of the cash value of the contracts. This charge is assessed monthly against each contract by liquidating units.

     (b)  Flexible Premium and Variable Executive Life Contracts (SPVUL and VEL)

          For Choice Life(SM) contracts, the Company deducts $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash value attribut-able to the variable account and $0.08 per $1,000 over $250,000 of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

          For Choice Life Protection(SM) contracts and Best of America(R) Protection(SM) contracts, the Company deducts $0.66 per $1,000 of cash value attributable to the variable account during the first through fifteenth years from the Policy Date. Thereafter, this charge is $0.25 per $1,000 of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

     (c)  Survivorship Life Contracts (SL)

          For Choice Survivorship and Last Survivor contracts, during the first ten policy years, the Company deducts $0.55 per $1,000 on the first $25,000 of cash value attributable to the variable account;$0.55 per $1,000 on $25,001 up to $99,999 of cash value attributable to the variable account; and $0.55 per $1,000 on $100,000 or more of cash value attributable to the variable account. After ten years from the Policy Date, the Company deducts $0.55 per $1,000 on the first $25,000 of cash value attributable to the variable account; $0.35 per $1,000 on $25,001 up to $99,999 of cash value attributable to the variable account; and $0.20 per $1,000 on $100,000 or more of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

          For ChoiceLife(SM) Survivorship II and Next Generation(SM) Survivorship Life contracts, during the first fifteen policy years, the Company deducts $0.60 per $1,000 on the first $25,000 of cash value attributable to the variable account; $0.30 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account; and $0.10 per $1,000 over $250,000 of cash value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.60 per $1,000 on the first $25,000 of cash value attributable to the variable account and $0.10 per $1,000 over $25,000 of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

          For Protection(SM) Survivorship and ChoiceLife Protection(SM) Survivorship Life contracts, during the first fifteen policy years, the Company deducts $0.80 per $1,000 of cash value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.30 per $1,000 of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(d) Corporate Contracts

          For the Corporate Flexible Premium series, the Company deducts from the assets of the Account, a charge to provide for mortality and expense risks. This charge is guaranteed not to exceed an annual effective rate of 0.75% of the daily net assets of the Account. Currently, this rate is 0.40% during the first through fourth policy years, 0.20% or 0.25% during the fifth through twentieth policy years, and 0.10% thereafter. This charge is assessed through the daily unit value calculation.

          The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.

(4)  Death Benefits

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow 90% of a policy's variable cash surrender value plus 100% of a policy's fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company through fixed to variable or variable to fixed transactions (exchanges) or through loan transactions. The fixed account assets are not reflected in the accompanying financial statements.

     The Account portion of contract owner loans is transferred to the fixed account for administration and collection. Loan repayments are transferred from the fixed account to the Account and are allocated to the sub accounts at the discretion of the contract owner. Loans and loan repayments are included in net policy repayments (loans) on the accompanying Statements of Changes in Contract Owners' Equity.

     Exchanges are initiated, under certain restrictions, at the discretion of the contract owner. The contract owner may transfer assets between a fixed dollar contract of the Company and the sub accounts of the Account. Exchanges from the Account to the fixed account are included in surrenders, and exchanges to the Account from the fixed account are included in purchase payments received from contract owners, as applicable on the accompanying Statements of Changes in Contract Owners' Equity.

     For the periods ended December 31, 2003 and 2002, total loan repayments and exchanges to the Account from the fixed account were $80,663,208 and $26,619,667, respectively, and total loans and exchanges from the Account to the fixed account were $72,393,201 and $78,032,159, respectively.

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the period indicated, and the contract expense rates, investment income ratio and total return for each period in the five year period ended December 31, 2003.

                                             Contract                                             Investment
                                              Expense                  Unit         Contract        Income       Total
                                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     The BEST of AMERICA(R) America's FUTURE Life Series(SM)

     AIM VIF - AIM V.I.Capital Appreciation Fund - Series I
        2003 .............................     0.00%       26,916   $12.393708     $   333,589       0.00%       23.94% 5/1/03

     AIM VIF Basic Value Fund - Series I
        2003 .............................     0.00%       62,247    13.164786         819,468       0.06%       33.63%

     AIM VIF Capital Development Fund - Series I
        2003 .............................     0.00%       33,912    13.294993         450,860       0.00%       35.36%

     Alliance Bernstein VPS Small Cap Value Portfolio - Class A
        2003 .............................     0.00%       28,635    13.796395         395,060       0.13%       37.96% 5/1/03

     Alliance VPS Growth & Income Portfolio - Class A
        2003 .............................     0.00%      145,925    13.282209       1,938,206       0.51%       32.50%

     American Century VP Income & Growth Fund - Class I
        2003 .............................     0.00%    1,520,999    12.792293      19,457,065       1.28%       29.35%
        2002 .............................     0.00%    1,357,662     9.889493      13,426,589       1.00%      -19.37%
        2001 .............................     0.00%    1,161,596    12.265301      14,247,325       0.85%       -8.35%
        2000 .............................     0.00%      804,658    13.383115      10,768,831       0.48%      -10.62%
        1999 .............................     0.00%      463,779    14.972547       6,943,953       0.01%       18.02%

     American Century VP Inflation Protection Fund - Class II
        2003 .............................     0.00%      108,990    10.324182       1,125,233       1.85%        3.24% 4/30/03

     American Century VP International Fund - Class I
        2003 .............................     0.00%    1,660,633    11.378318      18,895,210       0.73%       24.51%
        2002 .............................     0.00%    1,633,924     9.138486      14,931,592       0.78%      -20.37%
        2001 .............................     0.00%    1,473,365    11.476396      16,908,920       0.08%      -29.17%
        2000 .............................     0.00%    1,252,780    16.203538      20,299,468       0.10%      -16.83%
        1999 .............................     0.00%      625,339    19.481449      12,182,510       0.00%       64.04%

     American Century VP Ultra Fund - Class I
        2003 .............................     0.00%      208,689    10.039885       2,095,214       0.00%       24.90%
        2002 .............................     0.00%       75,002     8.038471         602,901       0.66%      -19.62% 5/1/02

     American Century VP Value Fund - Class I
        2003 .............................     0.00%    2,467,117    15.608555      38,508,131       1.04%       28.96%
        2002 .............................     0.00%    2,232,546    12.103586      27,021,813       0.75%      -12.62%
        2001 .............................     0.00%    1,382,368    13.851627      19,148,046       0.60%       12.82%
        2000 .............................     0.00%      380,941    12.277397       4,676,964       0.62%       18.14%
        1999 .............................     0.00%      169,333    10.392110       1,759,727       0.69%       -0.85%

     Comstock GVIT Value Fund - Class I
        2003 .............................     0.00%      432,461    10.538646       4,557,553       1.34%       31.43%
        2002 .............................     0.00%      277,592     8.018258       2,225,804       1.34%      -25.14%
        2001 .............................     0.00%      208,187    10.711409       2,229,976       1.63%      -12.15%
        2000 .............................     0.00%      150,717    12.193117       1,837,710       1.02%      -10.62%
        1999 .............................     0.00%       66,677    13.642236         909,623       0.30%       18.49%

     Credit Suisse Trust - Global Post-Venture Capital Portfolio
        2003 .............................     0.00%       58,125     9.794203         569,288       0.00%       47.66%
        2002 .............................     0.00%       56,373     6.633112         373,928       0.00%      -34.16%
        2001 .............................     0.00%       67,655    10.074042         681,559       0.00%      -28.63%
        2000 .............................     0.00%       69,236    14.116099         977,342       0.00%      -18.94%
        1999 .............................     0.00%       46,879    17.414110         816,356       0.00%       63.50%

                                             Contract                                              Investment
                                             Expense                    Unit         Contract        Income          Total
                                              Rate*        Units     Fair Value   Owners' Equity     Ratio**       Return***
                                             --------   ----------   ----------   --------------   ----------   ---------------
     Credit Suisse Trust - International Focus Portfolio
        2003 .............................     0.00%       152,971   $ 9.924331    $  1,518,135       0.49%      33.09%
        2002 .............................     0.00%       158,237     7.456827       1,179,946       0.00%     -19.90%
        2001 .............................     0.00%       166,542     9.309878       1,550,486       0.00%     -22.27%
        2000 .............................     0.00%       161,421    11.977804       1,933,469       0.55%     -25.90%
        1999 .............................     0.00%       138,513    16.163464       2,238,850       1.34%      53.43%

     Credit Suisse Trust - Large Cap Value Portfolio
        2003 .............................     0.00%       114,258    12.606777       1,440,425       0.76%      25.16%
        2002 .............................     0.00%       109,088    10.072243       1,098,761       0.76%     -23.09%
        2001 .............................     0.00%       118,843    13.096944       1,556,480       0.00%       0.95%
        2000 .............................     0.00%        93,621    12.974256       1,214,663       2.02%       8.91%
        1999 .............................     0.00%        60,100    11.912913         715,966       1.08%       6.24%

     Dreyfus GVIT International Value Fund - Class I
        2003 .............................     0.00%        23,901    13.838062         330,744       0.00%      38.38% 5/1/03

     Dreyfus GVIT Mid Cap Index Fund - Class I
        2003 .............................     0.00%     1,562,296    17.375180      27,145,174       0.50%      34.65%
        2002 .............................     0.00%     1,255,638    12.903917      16,202,649       0.45%     -15.30%
        2001 .............................     0.00%       707,320    15.235372      10,776,283       0.55%      -1.30%
        2000 .............................     0.00%       312,214    15.436663       4,819,542       0.66%      15.21%
        1999 .............................     0.00%        61,224    13.399089         820,346       0.22%      20.92%

     Dreyfus IP - European Equity Portfolio
        2002 .............................     0.00%           282     7.045961           1,987       0.00%     -22.64%
        2001 .............................     0.00%       103,773     9.107778         945,141       0.79%     -28.13%
        2000 .............................     0.00%        70,183    12.672265         889,378       0.38%      -2.00%
        1999 .............................     0.00%        10,415    12.930654         134,673       0.40%      29.31% 9/27/99

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2003 .............................     0.00%       440,723    10.574853       4,660,581       0.27%      37.78%
        2002 .............................     0.00%       142,420     7.675242       1,093,108       0.29%     -23.25% 5/1/02

     Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
        2003 .............................     0.00%     1,330,170    10.379305      13,806,240       0.11%      26.00%
        2002 .............................     0.00%     1,313,324     8.237365      10,818,329       0.22%     -28.94%
        2001 .............................     0.00%     1,235,879    11.592909      14,327,433       0.08%     -22.57%
        2000 .............................     0.00%       953,352    14.972899      14,274,443       1.06%     -11.03%
        1999 .............................     0.00%       480,241    16.829763       8,082,342       0.02%      30.08%

     Dreyfus Stock Index Fund
        2003 .............................     0.00%    12,939,837    12.277012     158,862,534       1.54%      28.36%
        2002 .............................     0.00%    11,929,984     9.564281     114,101,719       1.45%     -22.36%
        2001 .............................     0.00%     8,587,826    12.319059     105,793,935       1.14%     -12.18%
        2000 .............................     0.00%     6,631,938    14.027609      93,030,233       1.01%      -9.28%
        1999 .............................     0.00%     3,757,311    15.462782      58,098,481       1.02%      20.60%

     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2003 .............................     0.00%     1,185,642    13.196450      15,646,265       1.18%      21.17%
        2002 .............................     0.00%     1,148,080    10.890932      12,503,661       1.22%     -16.71%
        2001 .............................     0.00%       978,777    13.076512      12,798,989       0.90%      -9.31%
        2000 .............................     0.00%       721,134    14.418721      10,397,830       0.82%      -0.65%
        1999 .............................     0.00%       505,299    14.513370       7,333,591       1.00%      11.46%

     Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
        2003 .............................     0.00%        15,972    12.900917         206,053       0.11%      29.01% 5/1/03

     Federated American Leaders Fund II - Primary Shares
        2003 .............................     0.00%        12,199    12.598945         153,695       0.00%      25.99% 5/1/03

     Federated Capital Appreciation Fund II - Primary Shares
        2003 .............................     0.00%         8,379    12.052976         100,992       0.00%      20.53% 5/1/03

     Federated GVIT High Income Bond Fund - Class I
        2003 .............................     0.00%     1,164,352    13.171585      15,336,361       7.99%      22.27%
        2002 .............................     0.00%       660,476    10.772444       7,114,941      10.09%       3.23%
        2001 .............................     0.00%       335,319    10.435872       3,499,346      11.31%       4.22%
        2000 .............................     0.00%       167,390    10.013612       1,676,179       9.51%      -8.28%
        1999 .............................     0.00%       130,767    10.917180       1,427,607       6.75%       3.19%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                             Contract                                             Investment
                                              Expense                  Unit         Contract        Income         Total
                                               Rate*      Units     Fair Value   Owners' Equity     Ratio**       Return***
                                             --------   ---------   ----------   --------------   ----------   --------------
     Federated Quality Bond Fund II - Primary Shares
        2003 .............................     0.00%    2,262,363   $13.467590     $30,468,577       3.30%       4.65%
        2002 .............................     0.00%    2,274,059    12.869670      29,266,389       3.20%       9.31%
        2001 .............................     0.00%    1,119,384    11.773915      13,179,532       2.92%       8.01%
        2000 .............................     0.00%      184,168    10.900349       2,007,495       0.89%      10.45%
        1999 .............................     0.00%        3,972     9.869090          39,200       0.00%      -1.31% 5/3/99

     Fidelity(R) VIP - Equity-Income Portfolio: Service Class
        2003 .............................     0.00%    3,691,492    13.167905      48,609,216       1.66%      30.22%
        2002 .............................     0.00%    3,282,138    10.112108      33,189,334       1.50%     -17.00%
        2001 .............................     0.00%    2,522,098    12.182836      30,726,306       1.13%      -5.09%
        2000 .............................     0.00%    1,731,014    12.835974      22,219,251       1.23%       8.30%
        1999 .............................     0.00%    1,196,502    11.851816      14,180,722       0.89%       6.25%

     Fidelity(R) VIP - Growth Portfolio: Service Class
        2003 .............................     0.00%    4,622,588    12.976175      59,983,511       0.18%      32.78%
        2002 .............................     0.00%    4,393,697     9.772625      42,937,953       0.14%     -30.20%
        2001 .............................     0.00%    3,993,015    14.000586      55,904,550       0.00%     -17.73%
        2000 .............................     0.00%    3,245,205    17.016859      55,223,196       0.07%     -11.07%
        1999 .............................     0.00%    1,564,447    19.134456      29,934,842       0.04%      37.29%

     Fidelity(R) VIP - High Income Portfolio: Service Class
        2003 .............................     0.00%    1,549,745     9.265750      14,359,550       6.36%      26.97%
        2002 .............................     0.00%    1,244,727     7.297581       9,083,496       9.18%       3.62%
        2001 .............................     0.00%    1,007,961     7.042763       7,098,830      13.22%     -11.90%
        2000 .............................     0.00%      775,357     7.993621       6,197,910       6.11%     -22.61%
        1999 .............................     0.00%      664,736    10.329299       6,866,257       5.78%       8.07%

     Fidelity(R) VIP - Overseas Portfolio: Service Class
        2003 .............................     0.00%    1,414,346    11.651219      16,478,855       0.63%      43.20%
        2002 .............................     0.00%    1,180,783     8.136116       9,606,987       0.64%     -20.34%
        2001 .............................     0.00%      903,417    10.213884       9,227,396       5.46%     -21.27%
        2000 .............................     0.00%      709,131    12.973519       9,199,925       1.16%     -19.15%
        1999 .............................     0.00%      392,522    16.046561       6,298,628       0.30%      42.46%

     Fidelity(R) VIP II - Contrafund Portfolio: Service Class
        2003 .............................     0.00%    3,745,714    15.331836      57,428,673       0.30%      28.35%
        2002 .............................     0.00%    3,355,920    11.945132      40,086,907       0.69%      -9.42%
        2001 .............................     0.00%    2,969,205    13.187991      39,157,849       0.61%     -12.36%
        2000 .............................     0.00%    2,414,828    15.048072      36,338,506       0.26%      -6.71%
        1999 .............................     0.00%    1,324,909    16.131283      21,372,482       0.18%      24.15%

     Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class
         2003 ............................     0.00%       67,767    10.217718         692,424       0.00%       2.18% 5/1/03

     Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
        2003 .............................     0.00%    1,245,460     9.306474      11,590,841       0.59%      29.66%
        2002 .............................     0.00%    1,183,841     7.177547       8,497,074       0.93%     -21.92%
        2001 .............................     0.00%    1,134,917     9.192068      10,432,234       0.23%     -14.44%
        2000 .............................     0.00%      959,519    10.743116      10,308,224       1.03%     -17.18%
        1999 .............................     0.00%      673,044    12.971233       8,730,211       0.45%       4.18%

     Fidelity(R) VIP III - Mid Cap Portfolio: Service Class
        2003 .............................     0.00%       99,682    14.085331       1,404,054       0.00%      40.85% 5/1/03

     Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
        2003 .............................     0 00%      284,603    11.849148       3,372,303       0.00%      57.79%
        2002 .............................     0.00%       19,541     7.509507         146,743       0.00%     -24.90% 5/1/02

     Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I
        2003 .............................     0.00%      220,019    12.306508       2,707,666       0.48%      23.07% 5/1/03

     Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class I
        2003 .............................     0.00%       47,449    13.357313         633,791       0.00%      33.57% 5/1/03

     Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I
        2003 .............................     0.00%       92,411    13.269107       1,226,211       0.42%      32.69% 5/1/03

                                             Contract                                              Investment
                                              Expense                   Unit         Contract        Income          Total
                                               Rate*       Units     Fair Value   Owners' Equity     Ratio**       Return***
                                             --------   ----------   ----------   --------------   ----------   ---------------
     Gartmore GVIT Emerging Markets Fund - Class I
        2003 .............................     0.00%       343,512   $11.573140    $  3,975,512       0.61%      65.26%
        2002 .............................     0.00%       146,740     7.002885       1,027,603       0.23%     -15.23%
        2001 .............................     0.00%       118,171     8.260926         976,202       0.24%      -5.18%
        2000 .............................     0.00%         2,391     8.712299          20,831       0.00%     -12.88% 10/2/00

     Gartmore GVIT Global Financial Services Fund - Class I
        2003 .............................     0.00%       137,222    12.255125       1,681,673       1.08%      41.45%
        2002 .............................     0.00%        14,069     8.663891         121,892       0.02%     -13.36% 5/1/02

     Gartmore GVIT Global Health Sciences Fund - Class I
        2003 .............................     0.00%       170,154    11.400451       1,939,832       0.00%      36.69%
        2002 .............................     0.00%        24,643     8.340128         205,526       0.00%     -16.60% 5/1/02

     Gartmore GVIT Global Technology and Communications Fund - Class I
        2003 .............................     0.00%     1,041,511     3.061527       3,188,614       0.00%      55.23%
        2002 .............................     0.00%       469,967     1.972253         926,894       0.67%     -42.78%
        2001 .............................     0.00%       287,368     3.446837         990,511       0.00%     -42.72%
        2000 .............................     0.00%        91,498     6.017639         550,602       0.00%     -39.82% 10/2/00

     Gartmore GVIT Global Utilities Fund - Class I
        2003 .............................     0.00%        50,633    10.772327         545,435       1.02%      24.05%
        2002 .............................     0.00%         8,397     8.683837          72,918       0.61%     -13.16% 5/1/02

     Gartmore GVIT Government Bond Fund - Class I
        2003 .............................     0.00%     3,340,824    14.531815      48,548,236       3.25%       2.00%
        2002 .............................     0.00%     3,339,535    14.246814      47,577,734       4.66%      10.98%
        2001 .............................     0.00%     1,748,673    12.836894      22,447,530       5.61%       7.25%
        2000 .............................     0.00%       796,198    11.968657       9,529,421       6.29%      12.54%
        1999 .............................     0.00%       509,816    10.635188       5,421,989       6.57%      -2.35%

     Gartmore GVIT Growth Fund - Class I
        2003 .............................     0.00%     2,002,653     6.770126      13,558,213       0.02%      32.74%
        2002 .............................     0.00%     1,934,729     5.100354       9,867,803       0.00%     -28.72%
        2001 .............................     0.00%     1,791,588     7.155414      12,819,554       0.00%     -28.13%
        2000 .............................     0.00%     1,582,653     9.956531      15,757,734       0.19%     -26.53%
        1999 .............................     0.00%     1,343,877    13.552350      18,212,691       0.69%       4.28%

     Gartmore GVIT ID Aggressive Fund
        2003 .............................     0.00%       539,178    10.986753       5,923,816       1.57%      31.87%
        2002 .............................     0.00%       154,196     8.331709       1,284,716       0.86%     -16.68% 1/25/02

     Gartmore GVIT ID Conservative Fund
        2003 .............................     0.00%       430,237    10.845040       4,665,937       2.59%       7.91%
        2002 .............................     0.00%       202,573    10.050418       2,035,943       2.18%       0.50% 1/25/02

     Gartmore GVIT ID Moderate Fund
        2003 .............................     0.00%     1,419,724    10.972970      15,578,589       2.05%      20.05%
        2002 .............................     0.00%       398,104     9.140249       3,638,770       1.66%      -8.60% 1/25/02

     Gartmore GVIT ID Moderately Aggressive Fund
        2003 .............................     0.00%     1,386,608    11.002361      15,255,962       1.61%      26.64%
        2002 .............................     0.00%       375,973     8.687687       3,266,336       1.05%     -13.12% 1/25/02

     Gartmore GVIT ID Moderately Conservative Fund
        2003 .............................     0.00%       794,151    10.963279       8,706,499       2.33%      13.70%
        2002 .............................     0.00%       418,980     9.642427       4,039,984       1.99%      -3.58% 1/25/02

     Gartmore GVIT International Growth Fund - Class I
        2003 .............................     0.00%       195,693     6.793220       1,329,386       0.00%      35.62%
        2002 .............................     0.00%        72,938     5.008923         365,341       0.00%     -24.10%
        2001 .............................     0.00%        26,572     6.599732         175,368       0.26%     -28.65%
        2000 .............................     0.00%         2,697     9.249730          24,947       0.00%      -7.50% 10/2/00

     Gartmore GVIT Money Market Fund - Class I
        2003 .............................     0.00%    10,900,245    12.348118     134,597,511       0.63%       0.63%
        2002 .............................     0.00%    13,460,393    12.271344     165,177,113       1.51%       1.21%
        2001 .............................     0.00%    11,115,360    12.124461     134,767,749       3.18%       3.60%
        2000 .............................     0.00%     6,735,623    11.702768      78,825,433       5.56%       6.03%
        1999 .............................     0.00%     4,602,015    11.037591      50,795,159       4.09%       4.85%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                                             Contract                                            Investment
                                              Expense                  Unit        Contract        Income          Total
                                               Rate*      Units     Fair Value   Owners'Equity     Ratio**       Return***
                                             --------   ---------   ----------   -------------   ----------   ---------------
     Gartmore GVIT Nationwide(R)Leaders Fund - Class I
        2003..............................     0.00%       21,594   $10.598061    $   228,855       0.15%      25.38%
        2002..............................     0.00%       15,191     8.452459        128,401       1.19%     -15.48% 5/1/02

     Gartmore GVIT Nationwide(R)Strategic Value Fund - Class I
        2003..............................     0.00%       99,848    10.495857      1,047,990       0.04%      38.81%
        2002..............................     0.00%      103,027     7.561458        779,034       0.03%     -25.36%
        2001..............................     0.00%      124,500    10.130359      1,261,230       0.53%      -3.26%
        2000..............................     0.00%      114,604    10.471261      1,200,048       1.11%       7.61%
        1999..............................     0.00%       96,106     9.730781        935,186       0.88%      -3.07%

     Gartmore GVIT Small Cap Growth Fund - Class I
        2003..............................     0.00%      890,100    13.725736     12,217,278       0.00%      34.26%
        2002..............................     0.00%      741,006    10.222874      7,575,211       0.00%     -33.29%
        2001..............................     0.00%      479,685    15.323736      7,350,566       0.00%     -10.84%
        2000..............................     0.00%      220,651    17.186287      3,792,171       0.00%     -16.17%
        1999..............................     0.00%       32,108    20.501257        658,254       0.00%     105.01% 5/3/99

     Gartmore GVIT Small Cap Value Fund - Class I
        2003..............................     0.00%    2,161,994    20.194975     43,661,415       0.00%      56.85%
        2002..............................     0.00%    1,878,685    12.875081     24,188,222       0.01%     -27.16%
        2001..............................     0.00%    1,567,879    17.676405     27,714,464       0.04%      28.28%
        2000..............................     0.00%      731,305    13.779795     10,077,233       0.00%      11.20%
        1999..............................     0.00%      345,575    12.391945      4,282,346       0.00%      27.84%

     Gartmore GVIT Small Company Fund - Class I
        2003..............................     0.00%    1,696,669    17.229813     29,233,290       0.00%      41.01%
        2002..............................     0.00%    1,515,751    12.218656     18,520,440       0.00%     -17.33%
        2001..............................     0.00%    1,244,437    14.779740     18,392,455       0.13%      -6.70%
        2000..............................     0.00%      922,404    15.841678     14,612,427       0.02%       8.90%
        1999..............................     0.00%      393,286    14.547287      5,721,244       0.00%      44.02%

     Gartmore GVIT Total Return Fund - Class I
        2003..............................     0.00%    3,352,137    11.485510     38,501,003       0.59%      27.51%
        2002..............................     0.00%    3,234,937     9.007395     29,138,355       0.95%     -17.35%
        2001..............................     0.00%    3,002,565    10.898647     32,723,896       0.88%     -11.82%
        2000..............................     0.00%    2,459,963    12.359389     30,403,640       0.68%      -2.12%
        1999..............................     0.00%    1,852,310    12.627200     23,389,489       0.60%       6.94%

     Gartmore GVIT U.S. Growth Leaders Fund - Class I
        2003..............................     0.00%      242,970    12.515174      3,040,812       0.00%      52.14%
        2002..............................     0.00%       48,858     8.226323        401,922       0.00%     -17.74% 5/1/02

     Gartmore GVIT Worldwide Leaders Fund - Class I
        2003..............................     0.00%      280,311    10.583316      2,966,620       0.00%      36.06%
        2002..............................     0.00%      279,292     7.778516      2,172,477       2.00%     -25.39%
        2001..............................     0.00%    1,687,489    10.425406     17,592,758       1.84%     -18.81%
        2000..............................     0.00%    1,172,113    12.840541     15,050,565       0.94%     -12.32%
        1999..............................     0.00%      595,841    14.645021      8,726,104       0.11%      22.92%

     GVIT Small Cap Growth Fund - Class II
        2000..............................     0.00%      100,000    17.186295      1,718,630       0.00%     -16.17%
        1999..............................     0.00%      100,000    20.501257      2,050,126       0.00%     157.84% 5/3/99

     J. P. Morgan GVIT Balanced Fund - Class I
        2003..............................     0.00%    1,222,571    10.864458     13,282,571       1.76%      18.41%
        2002..............................     0.00%    1,025,461     9.174983      9,408,587       2.28%     -12.31%
        2001..............................     0.00%      730,655    10.463220      7,645,004       2.54%      -3.67%
        2000..............................     0.00%      382,020    10.862308      4,149,619       3.36%      -0.35%
        1999..............................     0.00%      224,583    10.900657      2,448,102       3.80%       0.87%

     Janus AS - Balanced Portfolio - Service Shares
        2003..............................     0.00%       60,397    11.425728        690,080       2.34%      13.72%

     Janus AS - Capital Appreciation Portfolio - Service Shares
        2003..............................     0.00%    3,484,342     6.508092     22,676,418       0.25%      20.23%
        2002..............................     0.00%    3,279,169     5.412895     17,749,797       0.32%     -15.93%
        2001..............................     0.00%    3,009,852     6.438372     19,378,547       1.01%     -21.83%
        2000..............................     0.00%    2,083,464     8.236248     17,159,926       1.22%     -17.64% 1/27/00

                                             Contract                                             Investment
                                              Expense                  Unit         Contract        Income          Total
                                               Rate*      Units     Fair Value   Owners' Equity     Ratio**       Return***
                                             --------   ---------   ----------   --------------   ----------   ---------------
     Janus AS - Global Technology Portfolio - Service Shares
        2003..............................     0.00%    3,237,773   $ 3.569969     $11,558,749       0.00%      46.47%
        2002..............................     0.00%    3,153,932     2.437287       7,687,037       0.00%     -40.93%
        2001..............................     0.00%    2,757,839     4.126190      11,379,368       0.63%     -37.31%
        2000..............................     0.00%    1,878,974     6.582411      12,368,179       1.20%     -34.18% 1/27/00

     Janus AS - International Growth Portfolio - Service Shares
        2003..............................     0.00%    3,013,609     6.327527      19,068,692       1.02%      34.53%
        2002..............................     0.00%    2,935,440     4.703343      13,806,381       0.70%     -25.76%
        2001..............................     0.00%    2,646,977     6.335104      16,768,875       0.81%     -23.43%
        2000..............................     0.00%    1,639,208     8.273482      13,561,958       5.19%     -17.27% 1/27/00

     Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares
        2003..............................     0.00%        3,278    12.302260          40,327       0.30%      23.02% 5/1/03

     MAS GVIT Multi Sector Bond Fund - Class I
        2003..............................     0.00%      589,360    13.786437       8,125,175       5.42%      12.12%
        2002..............................     0.00%      574,913    12.296568       7,069,457       4.49%       7.21%
        2001..............................     0.00%    1,505,377    11.469927      17,266,564       6.01%       4.19%
        2000..............................     0.00%    1,105,931    11.008804      12,174,978       6.99%       5.65%
        1999..............................     0.00%      590,762    10.419701       6,155,563       5.75%       1.56%

     MFS VIT - MFS Investors Growth Stock Series - Initial Class
        2003..............................     0.00%       38,925    11.597867         451,447       0.00%      15.98% 5/1/03

     MFS VIT - MFS Value Series - Initial Class
        2003..............................     0.00%       21,683    12.367820         268,171       0.00%      23.68% 5/1/03

     Neuberger Berman AMT - Fasciano Portfolio - S Class
        2003..............................     0.00%       26,989    12.595173         339,931       0.00%      25.06%

     Neuberger Berman AMT - Guardian Portfolio
        2003..............................     0.00%      601,395    14.608014       8,785,187       0.89%      31.76%
        2002..............................     0.00%      568,694    11.086748       6,304,967       0.75%     -26.45%
        2001..............................     0.00%      527,509    15.073287       7,951,295       0.29%      -1.51%
        2000..............................     0.00%      253,627    15.303939       3,881,492       0.40%       1.13%
        1999..............................     0.00%      177,738    15.132896       2,689,691       0.21%      14.93%

     Neuberger Berman AMT - Limited Maturity Bond Portfolio
        2003..............................     0.00%      116,918    10.100257       1,180,902      12.48%       1.00% 5/1/03

     Neuberger Berman AMT - Mid-Cap Growth Portfolio
        2003..............................     0.00%    1,575,959    13.526477      21,317,173       0.00%      28.07%
        2002..............................     0.00%    1,415,445    10.561769      14,949,603       0.00%     -29.34%
        2001..............................     0.00%    1,320,243    14.947072      19,733,767       0.00%     -24.64%
        2000..............................     0.00%      903,690    19.835316      17,924,977       0.00%      -7.46%
        1999..............................     0.00%      280,847    21.434231       6,019,739       0.00%      53.89%

     Neuberger Berman AMT - Partners Portfolio
        2003..............................     0.00%      883,657    11.219837       9,914,488       0.00%      35.09%
        2002..............................     0.00%      887,402     8.305600       7,370,406       0.54%     -24.14%
        2001..............................     0.00%      811,919    10.948898       8,889,618       0.33%      -2.83%
        2000..............................     0.00%      648,616    11.267369       7,308,196       0.65%       0.70%
        1999..............................     0.00%      582,704    11.188893       6,519,813       0.98%       7.37%

     Neuberger Berman AMT - Socially Responsive Portfolio
        2003..............................     0.00%       10,340    12.374746         127,955       0.00%      23.75% 5/1/03

     Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2003..............................     0.00%    2,289,693    11.413972      26,134,492       0.00%      25.59%
        2002..............................     0.00%    2,165,861     9.088271      19,683,932       0.63%     -27.79%
        2001..............................     0.00%    1,900,037    12.586003      23,913,871       0.86%     -31.27%
        2000..............................     0.00%    1,531,755    18.311377      28,048,543       0.00%     -11.24%
        1999..............................     0.00%      431,151    20.629873       8,894,590       0.00%      83.60%

     Oppenheimer Capital Appreciation Fund/VA - Initial Class
        2003..............................     0.00%    2,916,468    14.673413      42,794,539       0.38%      30.94%
        2002..............................     0.00%    2,688,225    11.205948      30,124,110       0.57%     -26.86%
        2001..............................     0.00%    2,119,767    15.320868      32,476,670       0.59%     -12.58%
        2000..............................     0.00%    1,394,931    17.524709      24,445,760       0.09%      -0.23%
        1999..............................     0.00%      618,285    17.565274      10,860,345       0.13%      41.66%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                                             Contract                                             Investment
                                              Expense                  Unit         Contract        Income          Total
                                               Rate*      Units     Fair Value   Owners' Equity     Ratio**       Return***
                                             --------   ---------   ----------   --------------   ----------   ---------------
     Oppenheimer Global Securities Fund/VA - Initial Class
        2003..............................     0.00%    1,978,401   $ 9.402230     $18,601,381       0.73%      43.02%
        2002..............................     0.00%    1,533,749     6.574074      10,082,979       0.55%     -22.13%
        2001..............................     0.00%      784,596     8.442846       6,624,223       0.39%     -12.04%
        2000..............................     0.00%      228,958     9.598100       2,197,562       0.00%      -4.02% 5/1/00

     Oppenheimer High Income Fund/VA - Initial Class
        2003..............................     0.00%      137,738    11.181817       1,540,161       0.00%      11.82% 5/1/03

     Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial Class
        2003..............................     0.00%    2,733,213    10.746526      29,372,545       0.90%      26.72%
        2002..............................     0.00%    2,347,711     8.480652      19,910,120       0.75%     -18.80%
        2001..............................     0.00%    1,858,823    10.443747      19,413,077       0.50%     -10.16%
        2000..............................     0.00%    1,325,991    11.624742      15,414,303       0.28%      -8.78%
        1999..............................     0.00%      460,733    12.743006       5,871,123       0.24%      21.71%

     Oppenheimer Main Street(R) Small Cap Fund/VA - Initial Class
        2003..............................     0.00%       81,527    13.869971       1,130,777       0.00%      38.70% 5/1/03

     Putnam VT Growth & Income Fund - IB Shares
        2003..............................     0.00%       21,892    12.425216         272,013       0.00%      24.25% 5/1/03

     Putnam VT International Equity Fund - IB Shares
        2003..............................     0.00%       58,343    12.798803         746,721       0.00%      27.99% 5/1/03

     Putnam VT Voyager Fund - IB Shares
        2003..............................     0.00%       11,366    11.853879         134,731       0.00%      18.54% 5/1/03

     Strong GVIT Mid Cap Growth Fund - Class I
        2003..............................     0.00%    1,048,110    11.020618      11,550,820       0.00%      40.13%
        2002..............................     0.00%      863,328     7.864311       6,789,480       0.00%     -37.01%
        2001..............................     0.00%      781,507    12.485925       9,757,838       0.00%     -30.31%
        2000..............................     0.00%      569,923    17.915535      10,210,475       0.00%     -15.38%
        1999..............................     0.00%      211,257    21.171385       4,472,603       0.00%      84.75%

     Strong Opportunity Fund II, Inc.
        2003..............................     0.00%    1,535,336     9.536128      14,641,161       0.08%      37.01%
        2002..............................     0.00%    1,334,891     6.960374       9,291,341       0.50%     -26.82%
        2001..............................     0.00%      833,759     9.511087       7,929,954       0.65%      -3.70%
        2000..............................     0.00%      156,475     9.854316       1,541,954       0.00%      -1.23% 5/1/00

     Turner GVIT Growth Focus Fund - Class I
        2003..............................     0.00%      215,089     3.336873         717,725       0.00%      50.96%
        2002..............................     0.00%      156,451     2.210411         345,821       0.00%     -42.86%
        2001..............................     0.00%      105,096     3.868223         406,535       0.00%     -39.03%
        2000..............................     0.00%       12,379     6.344311          78,536       0.00%     -36.56% 10/2/00

     Van Eck WIT - Worldwide Emerging Markets Fund
        2003..............................     0.00%      596,383    11.274461       6,723,897       0.11%      54.19%
        2002..............................     0.00%      596,497     7.312205       4,361,708       0.21%      -2.90%
        2001..............................     0.00%      527,543     7.530636       3,972,734       0.00%      -1.81%
        2000..............................     0.00%      408,641     7.669407       3,134,034       0.00%     -41.87%
        1999..............................     0.00%      194,066    13.192491       2,560,214       0.00%     100.28%

     Van Eck WIT - Worldwide Hard Assets Fund
        2003..............................     0.00%      345,678    11.747435       4,060,830       0.41%      45.08%
        2002..............................     0.00%      244,054     8.097327       1,976,185       0.75%      -2.83%
        2001..............................     0.00%      171,698     8.333503       1,430,846       1.04%     -10.44%
        2000..............................     0.00%      138,471     9.305371       1,288,524       0.70%      11.40%
        1999..............................     0.00%       53,013     8.353043         442,820       0.82%      21.00%

     Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A
        2003..............................     0.00%       12,470    10.233765         127,615       0.05%       2.34% 5/1/03

     Van Kampen UIF - Emerging Markets Debt Portfolio
        2003..............................     0.00%      310,596    15.869838       4,929,108       0.00%      27.86%
        2002..............................     0.00%      229,797    12.411489       2,852,123       8.74%       9.22%
        2001..............................     0.00%      135,438    11.363553       1,539,057      10.76%      10.10%
        2000..............................     0.00%      116,206    10.321107       1,199,375      13.84%      11.39%
        1999..............................     0.00%       62,633     9.266040         580,360      20.09%      29.37%

                                             Contract                                             Investment
                                             Expense                   Unit        Contract        Income        Total
                                              Rate*       Units     Fair Value   Owners' Equity    Ratio**     Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Van Kampen UIF - Mid Cap Growth Portfolio
        2003..............................     0.00%      308,361   $ 5.994500    $ 1,848,470        0.00%       41.76%
        2002..............................     0.00%      282,160     4.228519      1,193,119        0.00%      -31.16%
        2001..............................     0.00%      197,987     6.142256      1,216,087        0.00%      -29.31%
        2000..............................     0.00%       38,928     8.689212        338,254        0.00%      -13.11% 5/1/00

     Van Kampen UIF - U.S.Real Estate Portfolio
        2003..............................     0.00%    1,225,582    16.388129     20,084,996        0.00%       37.51%
        2002..............................     0.00%    1,098,781    11.917684     13,094,925        4.01%       -0.79%
        2001..............................     0.00%      636,426    12.012213      7,644,885        5.40%        9.84%
        2000..............................     0.00%      320,762    10.935907      3,507,823        8.01%        4.31%
        1999..............................     0.00%      146,473     8.539870      1,250,860        4.73%       -3.37%

     The BEST of AMERICA(R)Corporate Variable Universal Life Series(SM)
        Reduced Fee Tier ((0.10%)

     AIM VIF Basic Value Fund - Series I
              2003........................     0.10%          173    13.147350          2,274        0.06%       33.49%

     AIM VIF Capital Development Fund - Series I
        2003..............................     0.10%        1,045    13.277382         13,875        0.00%       35.22%

     Alliance VPS Growth & Income Portfolio - Class A
        2003..............................     0.10%        8,268    13.264628        109,672        0.51%       32.37%

     American Century VP Income & Growth Fund - Class I
        2003..............................     0.10%       44,282     9.802103        434,057        1.28%       29.22%
        2002..............................     0.10%      483,390     7.585400      3,666,707        1.00%      -19.45%
        2001..............................     0.10%      559,907     9.417116      5,272,709        0.85%       -8.44%
        2000..............................     0.10%      540,359    10.285709      5,557,975        0.48%      -10.70%
        1999..............................     0.10%       55,124    11.518727        634,958        0.01%       15.19% 4/1/99

     American Century VP International Fund - Class I
        2003..............................     0.10%      860,133     9.303615      8,002,346        0.73%       24.39%
        2002..............................     0.10%    1,065,487     7.479659      7,969,479        0.78%      -20.45%
        2001..............................     0.10%    1,067,581     9.402604     10,038,041        0.08%      -29.24%
        2000..............................     0.10%      619,313    13.288939      8,230,013        0.10%      -16.91%
        1999..............................     0.10%          218    15.993145          3,487        0.00%       59.93% 4/1/99

     American Century VP Ultra Fund - Class I
        2003..............................     0.10%          865    10.023142          8,670        0.00%       24.77%
        2002..............................     0.10%        3,004     8.033091         24,131        0.66%      -19.67% 5/1/02

     American Century VP Value Fund - Class I
        2003..............................     0.10%       68,891    15.388111      1,060,102        1.04%       28.83%
        2002..............................     0.10%      455,713    11.944573      5,443,297        0.75%      -12.71%
        2001..............................     0.10%      350,055    13.683342      4,789,922        0.60%       12.71%
        2000..............................     0.10%      124,532    12.140456      1,511,875        0.62%       18.02%
        1999..............................     0.10%          946    10.286399          9,731        0.69%        2.86% 4/1/99

     Baron Capital Asset Trust
        2003..............................     0.10%       13,790    12.603456        173,802        0.00%       29.88%

     Calvert Social Equity Portfolio
        2003..............................     0.10%        1,026    12.560357         12,887        0.01%       22.05%

     Comstock GVIT Value Fund - Class I
        2003..............................     0.10%      233,799     8.859580      2,071,361        1.34%       31.30%
        2002..............................     0.10%      211,612     6.747487      1,427,849        1.34%      -25.22%
        2001..............................     0.10%      205,053     9.022847      1,850,162        1.63%      -12.24%

     Credit Suisse Trust - Large Cap
        Value Portfolio
        2003..............................     0.10%        9,715    11.248621        109,280        0.76%       25.04%
        2002..............................     0.10%       15,615     8.996113        140,474        0.76%      -23.17%
        2001..............................     0.10%       25,873    11.709370        302,957        0.00%        0.84%

     Dreyfus GVIT Mid Cap Index Fund - Class I
        2003..............................     0.10%      216,768    15.847726      3,435,280        0.50%       34.52%
        2002..............................     0.10%      185,632    11.781293      2,186,985        0.45%      -15.39%
        2001..............................     0.10%      170,502    13.923857      2,374,045        0.55%       -1.40%
        2000..............................     0.10%       97,058    14.122042      1,370,657        0.66%       15.09%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                             Contract                                              Investment
                                             Expense                    Unit        Contract        Income        Total
                                              Rate*       Units      Fair Value   Owners' Equity    Ratio**     Return***
                                             --------   ---------   -----------   --------------   ----------   ---------
     Dreyfus IP - European Equity Portfolio
        2001..............................     0.10%       40,585   $ 9.087189     $   368,804        0.79%      -28.20%
        2000..............................     0.10%       36,592    12.656379         463,122        0.38%       -2.10%

     Dreyfus IP - Mid Cap Stock Portfolio - Initial Shares
        2003..............................     0.10%       98,265    13.128294       1,290,052        1.02%       31.59%

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2003..............................     0.10%      220,855    10.557229       2,331,617        0.27%       37.64%
        2002..............................     0.10%      173,580     7.670098       1,331,376        0.29%      -23.30% 5/1/02

     Dreyfus Socially Responsible Growth Fund, Inc.- Initial Shares
        2003..............................     0.10%       85,500     7.531118         643,911        0.11%       25.88%
        2002..............................     0.10%      103,586     5.982920         619,747        0.22%      -29.02%
        2001..............................     0.10%      112,446     8.428546         947,756        0.08%      -22.65%
        2000..............................     0.10%       42,696    10.896922         465,255        1.06%      -11.12%

     Dreyfus Stock Index Fund
        2003..............................     0.10%    1,165,447     9.037627      10,532,875        1.54%       28.23%
        2002..............................     0.10%    3,024,447     7.047709      21,315,422        1.45%      -22.44%
        2001..............................     0.10%    2,163,531     9.086757      19,659,480        1.14%      -12.27%
        2000..............................     0.10%    4,975,884    10.357445      51,537,445        1.01%       -9.37%
        1999..............................     0.10%    1,242,820    11.428481      14,203,545        1.02%       14.28% 4/1/99

     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2003..............................     0.10%       55,181     9.714448         536,053        1.18%       21.05%
        2002..............................     0.10%      471,098     8.025278       3,780,692        1.22%      -16.80%
        2001..............................     0.10%      285,642     9.645425       2,755,138        0.90%       -9.40%
        2000..............................     0.10%      498,451    10.646157       5,306,588        0.82%       -2.10%
        1999..............................     0.10%      117,874    10.726699       1,264,399        1.00%        7.27% 4/1/99

     Dreyfus VIF - International Value Portfolio - Initial Shares
        2003..............................     0.10%       64,009    12.854570         822,808        2.67%       36.22%
        2002..............................     0.10%       23,131     9.436677         218,280        0.37%       -5.63% 9/3/02

     Federated GVIT High Income Bond Fund - Class I
        2003..............................     0.10%       22,729    11.959792         271,834        7.99%       22.15%
        2002..............................     0.10%      383,942     9.791148       3,759,233       10.09%        3.12%
        2001..............................     0.10%      226,888     9.494719       2,154,238       11.31%        4.11%
        2000..............................     0.10%    1,268,447     9.119705      11,567,862        9.51%       -8.37%
        1999..............................     0.10%      594,118     9.952512       5,912,967        6.75%       -0.47% 4/1/99

     Federated Quality Bond Fund II - Primary Shares
        2003..............................     0.10%      711,865    13.404948       9,542,513        3.30%        4.54%
        2002..............................     0.10%    1,174,189    12.822629      15,056,190        3.20%        9.20%
        2001..............................     0.10%    1,268,418    11.742610      14,894,538        2.92%        7.91%
        2000..............................     0.10%    4,027,297    10.882300      43,826,254        0.89%       10.34%
        1999..............................     0.10%    1,129,926     9.862542      11,143,943        0.00%       -1.37% 5/3/99

     Fidelity(R) VIP - Equity-Income Portfolio:Service Class
        2003..............................     0.10%      318,394    11.496883       3,660,539        1.66%       30.09%
        2002..............................     0.10%    1,076,277     8.837687       9,511,799        1.50%      -17.08%
        2001..............................     0.10%      358,181    10.658123       3,817,537        1.13%       -5.18%
        2000..............................     0.10%      215,028    11.240819       2,417,091        1.23%        8.20%
        1999..............................     0.10%       59,030    10.389282         613,279        0.89%        3.89% 4/1/99

     Fidelity(R) VIP - Growth Portfolio:Service Class
        2003..............................     0.10%    1,108,591     8.477377       9,397,944        0.18%       32.65%
        2002..............................     0.10%    1,133,702     6.390869       7,245,341        0.14%      -30.27%
        2001..............................     0.10%    1,700,271     9.164946      15,582,892        0.00%      -17.81%
        2000..............................     0.10%    1,184,884    11.150661      13,212,240        0.07%      -11.16%

     Fidelity(R) VIP - High Income Portfolio:Service Class
        2003..............................     0.10%      674,902     9.188481       6,201,324        6.36%       26.84%
        2002..............................     0.10%      844,975     7.243970       6,120,974        9.18%        3.51%
        2001..............................     0.10%      630,396     6.998020       4,411,524       13.22%      -11.98%
        2000..............................     0.10%      591,491     7.950841       4,702,851        6.11%      -22.69%

                                                                     (Continued)

                                             Contract                                               Investment
                                             Expense                  Unit          Contract          Income      Total
                                              Rate*       Units     Fair Value    Owners' Equity      Ratio**    Return***
                                             --------   ---------   -----------   --------------    ----------   ---------
     Fidelity(R) VIP - Overseas Portfolio:Service Class
        2003 .............................     0.10%      100,484    $ 9.962776    $ 1,001,100        0.63%       43.06%
        2002 .............................     0.10%      191,072      6.964010      1,330,627        0.64%      -20.42%
        2001 .............................     0.10%      108,597      8.751211        950,355        5.46%      -21.35%
        2000 .............................     0.10%      171,286     11.126859      1,905,875        1.16%      -19.23%
        1999 .............................     0.10%          490     13.776193          6,750        0.30%       37.76% 4/1/99

     Fidelity(R) VIP II - Contrafund Portfolio:Service Class
        2003 .............................     0.10%      200,777     11.086093      2,225,832        0.30%       28.22%
        2002 .............................     0.10%      166,146      8.645878      1,436,478        0.69%       -9.51%
        2001 .............................     0.10%      215,109      9.555012      2,055,369        0.61%      -12.45%
        2000 .............................     0.10%      209,278     10.913660      2,283,989        0.26%       -6.81%

     Fidelity(R) VIP III - Growth Opportunities Portfolio:Service Class
        2003 .............................     0.10%       17,795      7.538466        134,147        0.59%       29.53%
        2002 .............................     0.10%       37,306      5.819798        217,113        0.93%      -21.99%
        2001 .............................     0.10%       43,809      7.460705        326,846        0.23%      -14.52%
        2000 .............................     0.10%        3,187      8.728402         27,817        1.03%      -17.26%

     Fidelity(R) VIP III - Value Strategies Portfolio:Service Class
        2003 .............................     0.10%        9,280     11.829409        109,777        0.00%       57.63%

     Franklin Templeton VIPT - Templeton Foreign Securities Fund -Class 2
        2003 .............................     0.10%      172,783     12.525565      2,164,205        1.96%       32.08%

     Gartmore GVIT Emerging Markets Fund - Class I
        2003 .............................     0.10%       47,949     11.535602        553,121        0.61%       65.10%
        2002 .............................     0.10%       32,769      6.987132        228,961        0.23%      -15.31%
        2001 .............................     0.10%        4,374      8.250608         36,088        0.24%       -5.28%

     Gartmore GVIT Global Financial Services Fund - Class I
        2003 .............................     0.10%        4,317     12.234704         52,817        1.08%       41.31%
        2002 .............................     0.10%        1,597      8.658094         13,827        0.02%      -13.42% 5/1/02

     Gartmore GVIT Global Health Sciences Fund - Class I
        2003 .............................     0.10%        8,967     11.381435        102,057        0.00%       36.56%

     Gartmore GVIT Global Technology and Communications Fund - Class I
        2003 .............................     0.10%      111,866      3.051579        341,368        0.00%       55.08%
        2002 .............................     0.10%      109,706      1.967806        215,880        0.67%      -42.84%
        2001 .............................     0.10%       26,875      3.442527         92,518        0.00%      -42.78%

     Gartmore GVIT Global Utilities Fund - Class I
        2003 .............................     0.10%        1,184     10.754365         12,733        1.02%       23.93%
        2002 .............................     0.10%          200      8.678027          1,736        0.61%      -13.22% 5/1/02

     Gartmore GVIT Government Bond Fund - Class I
        2003 .............................     0.10%      112,900     13.460973      1,519,744        3.25%        1.90%
        2002 .............................     0.10%    1,835,772     13.210181     24,250,880        4.66%       10.87%
        2001 .............................     0.10%    1,008,673     11.914756     12,018,093        5.61%        7.15%
        2000 .............................     0.10%      304,223     11.120055      3,382,976        6.29%       12.43%
        1999 .............................     0.10%       59,316      9.890955        586,692        6.57%       -1.09% 4/1/99

     Gartmore GVIT Growth Fund - Class I
        2003 .............................     0.10%       27,011      5.134813        138,696        0.02%       32.61%
        2002 .............................     0.10%      278,378      3.872224      1,077,942        0.00%      -28.79%
        2001 .............................     0.10%      242,722      5.437881      1,319,893        0.00%      -28.21%
        2000 .............................     0.10%      587,392      7.574275      4,449,069        0.19%      -26.61%
        1999 .............................     0.10%      234,561     10.320007      2,420,671        0.69%        3.20% 4/1/99

     Gartmore GVIT ID Aggressive Fund
        2003 .............................     0.10%       23,514     10.965564        257,844        1.57%       31.74%
        2002 .............................     0.10%        4,815      8.323942         40,080        0.86%      -16.76% 1/25/02

     Gartmore GVIT ID Conservative Fund
        2003 .............................     0.10%       13,104     10.824110        141,839        2.59%        7.80%

     Gartmore GVIT ID Moderate Fund
        2003 .............................     0.10%        1,913     10.951794         20,951        2.05%       19.93%

     Gartmore GVIT ID Moderately Aggressive Fund
        2003 .............................     0.10%        6,422     10.981133         70,521        1.61%       26.52%
        2002 .............................     0.10%        6,436      8.679579         55,862        1.05%      -13.20% 1/25/02

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                             Contract                                              Investment
                                              Expense                   Unit         Contract        Income       Total
                                               Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ----------   ----------   --------------   ----------   ---------
     Gartmore GVIT ID Moderately Conservative Fund
        2003 .............................     0.10%         2,011   $10.942135    $     22,005       2.33%       13.58%

     Gartmore GVIT International Growth Fund - Class I
        2003 .............................     0.10%        40,966     6.771174         277,388       0.00%       35.49%
        2002 .............................     0.10%        15,806     4.997657          78,993       0.00%      -24.18%
        2001 .............................     0.10%         6,321     6.591491          41,665       0.26%      -28.72%

     Gartmore GVIT Money Market Fund - Class I
        2002 .............................     0.10%     1,193,207    11.481201      13,699,449       1.51%        1.11%
        2001 .............................     0.10%    14,433,921    11.355131     163,899,064       3.18%        3.50%
        2000 .............................     0.10%     8,179,266    10.971228      89,736,592       5.56%        5.92%
        1999 .............................     0.10%     4,669,469    10.357933      48,366,047       4.09%        3.58% 3/31/99

     Gartmore GVIT Money Market Fund - Class V
        2003 .............................     0.10%     8,030,895    10.081195      80,961,019       0.70%        0.61%
        2002 .............................     0.10%    11,193,504    10.020530     112,164,843       0.28%        0.21% 10/21/02

     Gartmore GVIT Nationwide(R) Leaders Fund - Class I
        2003 .............................     0.10%         8,556    10.580391          90,526       0.15%       25.26%

     Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
        2003 .............................     0.10%         6,148    10.638965          65,408       0.04%       38.67%
        2002 .............................     0.10%        68,838     7.672215         528,140       0.03%      -25.43%
        2001 .............................     0.10%        43,765    10.289042         450,300       0.53%       -3.35%
        2000 .............................     0.10%           505    10.645991           5,376       1.11%        7.50%

     Gartmore GVIT Small Cap Growth Fund - Class I
        2003 .............................     0.10%        81,334    13.661888       1,111,176       0.00%       34.13%
        2002 .............................     0.10%        65,945    10.185475         671,681       0.00%      -33.35%
        2001 .............................     0.10%        38,878    15.282975         594,172       0.00%      -10.93%
        2000 .............................     0.10%        29,192    17.157856         500,872       0.00%      -16.25%

     Gartmore GVIT Small Cap Value Fund - Class I
        2003 .............................     0.10%       270,768    21.773115       5,895,463       0.00%       56.70%
        2002 .............................     0.10%       280,707    13.895068       3,900,443       0.01%      -27.24%
        2001 .............................     0.10%       270,154    19.095903       5,158,835       0.04%       28.15%
        2000 .............................     0.10%       222,101    14.901350       3,309,605       0.00%       11.09%

     Gartmore GVIT Small Company Fund - Class I
        2003 .............................     0.10%       334,150    17.478961       5,840,595       0.00%       40.87%
        2002 .............................     0.10%       388,032    12.407717       4,814,591       0.00%      -17.41%
        2001 .............................     0.10%       358,315    15.023475       5,383,136       0.13%       -6.80%
        2000 .............................     0.10%     1,331,219    16.119172      21,458,148       0.02%        8.79%
        1999 .............................     0.10%       434,818    14.816849       6,442,633       0.00%       48.17% 4/1/99

     Gartmore GVIT Total Return Fund - Class I
        2003 .............................     0.10%    19,180,432     9.493288     182,085,365       0.59%       27.38%
        2002 .............................     0.10%    16,109,248     7.452447     120,053,317       0.95%      -17.44%
        2001 .............................     0.10%     9,361,607     9.026234      84,500,055       0.88%      -11.91%
        2000 .............................     0.10%        43,448    10.246333         445,183       0.68%       -2.22%

     Gartmore GVIT U.S. Growth Leaders Fund - Class I
        2003 .............................     0.10%        36,540    12.494332         456,543       0.00%       51.98%

     Gartmore GVIT Worldwide Leaders Fund - Class I
        2003 .............................     0.10%        11,041     8.565807          94,575       0.00%       35.92%
        2002 .............................     0.10%        44,257     6.301972         278,906       2.00%      -25.46%
        2001 .............................     0.10%        33,960     8.454886         287,128       1.84%      -18.89%
        2000 .............................     0.10%       141,948    10.424035       1,479,671       0.94%      -12.41%
        1999 .............................     0.10%        52,708    11.900760         627,265       0.11%       19.01% 4/1/99

     Goldman Sachs VIT Mid Cap Value Fund
        2003 .............................     0.10%           855    12.680880          10,842       1.72%       28.26%

     J. P. Morgan GVIT Balanced Fund - Class I
        2003 .............................     0.10%        19,620     9.907971         194,394       1.76%       18.30%
        2002 .............................     0.10%       192,540     8.375591       1,612,636       2.28%      -12.40%
        2001 .............................     0.10%       113,898     9.561159       1,088,997       2.54%       -3.77%
        2000 .............................     0.10%       148,185     9.935839       1,472,342       3.36%       -0.45%
        1999 .............................     0.10%        59,518     9.980828         594,039       3.80%       -0.19% 4/1/99

                                             Contract                                              Investment
                                              Expense                   Unit         Contract        Income       Total
                                               Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ----------   ----------   --------------   ----------   ---------
     Janus AS - Balanced Portfolio - Service Shares
        2003 .............................     0.10%         8,186   $11.410593     $    93,407       2.34%       13.61%

     Janus AS - Capital Appreciation Portfolio - Service Shares
        2003 .............................     0.10%       178,232     6.482555       1,155,399       0.25%       20.11%
        2002 .............................     0.10%       182,330     5.397045         984,043       0.32%      -16.01%
        2001 .............................     0.10%       242,326     6.425959       1,557,177       1.01%      -21.91%
        2000 .............................     0.10%        75,935     8.228654         624,843       1.22%      -17.71% 1/27/00

     Janus AS - Global Technology Portfolio - Service Shares
        2003 .............................     0.10%       272,134     3.555943         967,693       0.00%       46.33%
        2002 .............................     0.10%       293,034     2.430136         712,112       0.00%      -40.99%
        2001 .............................     0.10%       422,625     4.118218       1,740,462       0.63%      -37.38%
        2000 .............................     0.10%       157,837     6.576328       1,037,988       1.20%      -34.24% 1/27/00

     Janus AS - International Growth Portfolio - Service Shares
        2003 .............................     0.10%       176,234     6.302712       1,110,752       1.02%       34.40%
        2002 .............................     0.10%       520,482     4.689573       2,440,838       0.70%      -25.83%
        2001 .............................     0.10%       498,186     6.322889       3,149,975       0.81%      -23.51%
        2000 .............................     0.10%       230,451     8.265856       1,904,875       5.19%      -17.34% 1/27/00

     MAS GVIT Multi Sector Bond Fund - Class I
        2003 .............................     0.10%         3,251    13.400762          43,566       5.42%       12.00%
        2002 .............................     0.10%       479,688    11.964522       5,739,238       4.49%        7.10%
        2001 .............................     0.10%       246,281    11.171361       2,751,294       6.01%        4.08%
        2000 .............................     0.10%       271,955    10.733031       2,918,901       6.99%        5.55%
        1999 .............................     0.10%       232,330    10.168791       2,362,515       5.75%        1.69% 4/1/99

     Neuberger Berman AMT - Fasciano Portfolio - S Class
        2003 .............................     0.10%         1,074    12.578474          13,509       0.00%       24.94%

     Neuberger Berman AMT - Guardian Portfolio
        2003 .............................     0.10%        21,062    10.538218         221,956       0.89%       31.63%
        2002 .............................     0.10%        67,810     8.005967         542,885       0.75%      -26.52%
        2001 .............................     0.10%       136,520    10.895640       1,487,473       0.29%       -1.61%
        2000 .............................     0.10%        57,098    11.073505         632,275       0.40%        1.03%

     Neuberger Berman AMT - Mid-Cap Growth Portfolio
        2003 .............................     0.10%       392,036     9.884865       3,875,223       0.00%       27.94%
        2002 .............................     0.10%       687,560     7.726029       5,312,108       0.00%      -29.41%
        2001 .............................     0.10%       570,922    10.944879       6,248,672       0.00%      -24.72%
        2000 .............................     0.10%       391,150    14.538915       5,686,897       0.00%       -7.55%
        1999 .............................     0.10%        44,838    15.726546         705,147       0.00%       57.27% 4/1/99

     Neuberger Berman AMT - Partners Portfolio
        2003 .............................     0.10%         6,882    10.476169          72,097       0.00%       34.95%
        2002 .............................     0.10%        29,344     7.762839         227,793       0.54%      -24.22%
        2001 .............................     0.10%        14,582    10.243656         149,373       0.33%       -2.92%

     One Group(R) IT Mid Cap Value Portfolio
        2003 .............................     0.10%         5,997    13.170159          78,981       0.57%       32.62%

     Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2003 .............................     0.10%       588,192     9.150815       5,382,436       0.00%       25.46%
        2002 .............................     0.10%     1,125,894     7.293537       8,211,750       0.63%      -27.86%
        2001 .............................     0.10%     1,417,226    10.110661      14,329,092       0.86%      -31.34%
        2000 .............................     0.10%       827,728    14.724854      12,188,174       0.00%      -11.33%
        1999 .............................     0.10%           850    16.605768          14,115       0.00%       66.06% 4/1/99

     Oppenheimer Capital Appreciation Fund/VA - Initial Class
        2003 .............................     0.10%       882,196    11.008811       9,711,929       0.38%       30.81%
        2002 .............................     0.10%       969,758     8.415727       8,161,219       0.57%      -26.93%
        2001 .............................     0.10%       997,036    11.517595      11,483,457       0.59%      -12.66%
        2000 .............................     0.10%       533,112    13.187632       7,030,485       0.09%       -0.33%

     Oppenheimer Global Securities Fund/VA - Initial Class
        2003 .............................     0.10%       441,202     9.367798       4,133,091       0.73%       42.88%
        2002 .............................     0.10%       769,291     6.556537       5,043,885       0.55%      -22.21%
        2001 .............................     0.10%       235,861     8.428773       1,988,019       0.39%      -12.12%
        2000 .............................     0.10%       145,609     9.591764       1,396,647       0.00%       -4.08% 5/1/00

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                             Contract                                              Investment
                                              Expense                   Unit         Contract        Income       Total
                                               Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ----------   ----------   --------------   ----------   ---------
     Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial Class
        2003 .............................     0.10%      236,533    $ 9.853529     $2,330,685        0.90%       26.59%
        2002 .............................     0.10%      322,290      7.783700      2,508,609        0.75%      -18.88%
        2001 .............................     0.10%      200,772      9.595068      1,926,421        0.50%      -10.25%
        2000 .............................     0.10%      209,160     10.690852      2,236,099        0.28%       -8.87%

     PIMCO VIT Low Duration Portfolio - Administrative Shares
        2003 .............................     0.10%      456,933     10.421178      4,761,780        1.22%        2.24%

     PIMCO VIT Real Return Portfolio - Administrative Shares
        2003 .............................     0.10%       24,527     11.276054        276,568        2.35%        8.75%

     PIMCO VIT Total Return Portfolio - Administrative Shares
        2003 .............................     0.10%        4,202     10.847595         45,582        2.71%        4.94%

     Pioneer High Yield VCT Portfolio - Class I Shares
        2003 .............................     0.10%       82,218     13.752414      1,130,696        5.84%       32.65%

     Royce Capital Fund - Micro Cap
        2003 .............................     0.10%       76,384     15.072020      1,151,261        0.00%       49.01%

     Strong GVIT Mid Cap Growth Fund - Class I
        2003 .............................     0.10%      121,377      8.529042      1,035,230        0.00%       39.99%
        2002 .............................     0.10%      509,655      6.092407      3,105,026        0.00%      -37.08%
        2001 .............................     0.10%      481,759      9.682440      4,664,603        0.00%      -30.38%
        2000 .............................     0.10%      499,194     13.906958      6,942,270        0.00%      -15.46%
        1999 .............................     0.10%      240,293     16.450708      3,952,990        0.00%       64.51% 4/1/99

     Strong Opportunity Fund II, Inc.
        2003 .............................     0.10%      223,707      9.501191      2,125,483        0.08%       36.87%
        2002 .............................     0.10%      226,501      6.941814      1,572,328        0.50%      -26.89%
        2001 .............................     0.10%      282,804      9.495237      2,685,291        0.65%       -3.80%
        2000 .............................     0.10%      285,161      9.847803      2,808,209        0.00%       -1.30% 5/1/00

     T. Rowe Price Equity Income Portfolio - II
        2003 .............................     0.10%       19,960     12.663048        252,754        1.80%       25.05%
        2002 .............................     0.10%          512     10.126777          5,185        0.77%        1.27% 9/3/02

     T. Rowe Price Mid Cap Growth Portfolio - II
        2003 .............................     0.10%      168,799     14.145535      2,387,752        0.00%       37.95%
        2002 .............................     0.10%          844     10.253796          8,654        0.00%        2.54% 9/3/02

     Turner GVIT Growth Focus Fund - Class I
        2003 .............................     0.10%       32,705      3.326027        108,778        0.00%       50.81%
        2002 .............................     0.10%       45,497      2.205430        100,340        0.00%      -42.91%
        2001 .............................     0.10%       10,063      3.863379         38,877        0.00%      -39.09%

     Van Eck WIT - Worldwide Emerging Markets Fund
        2003 .............................     0.10%       26,838     15.353127        412,047        0.11%       54.03%
        2002 .............................     0.10%       63,522      9.967428        633,151        0.21%       -3.00%
        2001 .............................     0.10%       53,871     10.275468        553,550        0.00%       -1.91%
        2000 .............................     0.10%       16,342     10.475365        171,188        0.00%      -41.92%

     Van Eck WIT - Worldwide Hard Assets Fund
        2003 .............................     0.10%        7,570     16.424776        124,336        0.41%       44.93%
        2002 .............................     0.10%       10,722     11.332655        121,509        0.75%       -2.93%
        2001 .............................     0.10%        5,578     11.674866         65,122        1.04%      -10.53%

     Van Kampen UIF - Emerging Markets Debt Portfolio
        2003 .............................     0.10%       11,686     20.632384        241,110        0.00%       27.74%
        2002 .............................     0.10%        2,680     16.152298         43,288        8.74%        9.11%
        2001 .............................     0.10%          147     14.803302          2,176       10.76%        9.99%
        2000 .............................     0.10%        1,276     13.458822         17,173       13.84%       11.28%

     Van Kampen UIF - Mid Cap Growth Portfolio
        2003 .............................     0.10%       22,063      5.972526        131,772        0.00%       41.62%
        2002 .............................     0.10%       63,481      4.217224        267,714        0.00%      -31.23%
        2001 .............................     0.10%       83,050      6.132002        509,263        0.00%      -29.38%
        2000 .............................     0.10%       49,713      8.683462        431,681        0.00%      -13.17% 5/1/00

                                             Contract                                             Investment
                                              Expense                  Unit         Contract        Income       Total
                                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
        Van Kampen UIF - U.S. Real Estate Portfolio
           2003 ..........................     0.10%      189,968   $19.365338     $ 3,678,795       0.00%       37.37%
           2002 ..........................     0.10%      346,576    14.096819       4,885,619       4.01%       -0.89%
           2001 ..........................     0.10%      255,847    14.222851       3,638,874       5.40%        9.73%
           2000 ..........................     0.10%       23,692    12.961511         307,084       8.01%        4.28% 9/21/00

     The BEST of AMERICA(R) Corporate Variable Universal Life Series(SM)
        Reduced Fee Tier (0.20%)

        AIM VIF Basic Value Fund - Series I
           2003 ..........................     0.20%        4,973    13.129953          65,295       0.06%       33.36%

        AIM VIF Capital Development Fund - Series I
           2003 ..........................     0.20%          288    13.259800           3,819       0.00%       35.09%

        Alliance VPS Growth & Income Portfolio - Class A
           2003 ..........................     0.20%        5,515    13.247066          73,058       0.51%       32.24%

        American Century VP Income & Growth Fund - Class I
           2003 ..........................     0.20%      166,512     9.621502       1,602,096       1.28%       29.09%

        American Century VP International Fund - Class I
           2003 ..........................     0.20%      384,244     7.337502       2,819,391       0.73%       24.26%

        American Century VP Ultra Fund - Class I
           2003 ..........................     0.20%        1,924    10.006426          19,252       0.00%       24.65%

        American Century VP Value Fund - Class I
           2003 ..........................     0.20%      190,981    13.355894       2,550,722       1.04%       28.70%

        Baron Capital Asset Trust
           2003 ..........................     0.20%      276,028    12.586755       3,474,297       0.00%       29.75%

        Comstock GVIT Value Fund - Class I
           2003 ..........................     0.20%        7,421     8.794319          65,263       1.34%       31.17%

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2003 ..........................     0.20%        7,043     7.096703          49,982       0.00%       47.36%

        Credit Suisse Trust - International Focus Portfolio
           2003 ..........................     0.20%        9,647     8.456964          81,584       0.49%       32.82%

        Credit Suisse Trust - Large Cap Value Portfolio
           2003 ..........................     0.20%       20,469    10.326271         211,368       0.76%       24.91%

        Dreyfus GVIT Mid Cap Index Fund - Class I
           2003 ..........................     0.20%      280,100    12.010005       3,364,002       0.50%       34.38%

        Dreyfus IP - Mid Cap Stock Portfolio - Initial Shares
           2003 ..........................     0.20%        8,456    13.110902         110,866       1.02%       31.46%

        Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2003 ..........................     0.20%       13,371    10.539624         140,925       0.27%       37.50%

        Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
           2003 ..........................     0.20%       15,093     6.898125         104,113       0.11%       25.75%

        Dreyfus Stock Index Fund
           2003 ..........................     0.20%    3,957,858     8.740894      34,595,217       1.54%       28.11%

        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2003 ..........................     0.20%      265,908     9.095533       2,418,575       1.18%       20.93%

        Dreyfus VIF - International Value Portfolio - Initial Shares
           2003 ..........................     0.20%      611,687    12.837546       7,852,560       2.67%       36.08%

        Federated GVIT High Income Bond Fund - Class I
           2003 ..........................     0.20%      777,021    13.465993      10,463,359       7.99%       22.03%

        Federated Quality Bond Fund II - Primary Shares
           2003 ..........................     0.20%      705,554    13.342573       9,413,906       3.30%        4.44%

        Fidelity(R) VIP - Equity-Income Portfolio: Service Class
           2003 ..........................     0.20%      141,957    10.629864       1,508,984       1.66%       29.96%

        Fidelity(R) VIP - Growth Portfolio: Service Class
           2003 ..........................     0.20%      595,465     7.595988       4,523,145       0.18%       32.52%

        Fidelity(R) VIP - High Income Portfolio: Service Class
           2003 ..........................     0.20%       87,435    11.765514       1,028,718       6.36%       26.72%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                             Contract                                             Investment
                                              Expense                  Unit         Contract        Income       Total
                                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Fidelity(R) VIP - Overseas Portfolio: Service Class
        2003 .............................     0.20%      315,760   $ 8.947944     $ 2,825,403       0.63%       42.92%

     Fidelity(R) VIP II - Contrafund Portfolio: Service Class
        2003 .............................     0.20%      143,092    10.466376       1,497,655       0.30%       28.10%

     Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
        2003 .............................     0.20%       13,277     8.678086         115,219       0.59%       29.40%

     Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
        2003 .............................     0.20%          973    11.809676          11,491       0.00%       57.47%

     Franklin Templeton VIPT - Templeton Foreign Securities Fund - Class 2
        2003 .............................     0.20%      155,351    12.508977       1,943,282       1.96%       31.95%

     Gartmore GVIT Emerging Markets Fund - Class I
        2003 .............................     0.20%       21,189    11.498175         243,635       0.61%       64.93%

     Gartmore GVIT Global Financial Services Fund - Class I
        2003 .............................     0.20%        8,215    12.214302         100,340       1.08%       41.17%

     Gartmore GVIT Global Health Sciences Fund - Class I
        2003 .............................     0.20%        4,437    11.362461          50,415       0.00%       36.42%

     Gartmore GVIT Global Technology and Communications Fund - Class I
        2003 .............................     0.20%       78,739     3.041648         239,496       0.00%       54.92%

     Gartmore GVIT Global Utilities Fund - Class I
        2003 .............................     0.20%       12,612    10.736432         135,408       1.02%       23.80%

     Gartmore GVIT Government Bond Fund - Class I
        2003 .............................     0.20%    1,095,538    12.295487      13,470,173       3.25%        1.80%

     Gartmore GVIT Growth Fund - Class I
        2003 .............................     0.20%       40,423     6.605859         267,029       0.02%       32.47%

     Gartmore GVIT ID Aggressive Fund
        2003 .............................     0.20%        2,814    10.944415          30,798       1.57%       31.60%

     Gartmore GVIT ID Conservative Fund
        2003 .............................     0.20%        1,756    10.803228          18,970       2.59%        7.69%

     Gartmore GVIT ID Moderate Fund
        2003 .............................     0.20%        4,545    10.930659          49,680       2.05%       19.81%

     Gartmore GVIT ID Moderately Aggressive Fund
        2003 .............................     0.20%        5,607    10.959933          61,452       1.61%       26.39%

     Gartmore GVIT ID Moderately Conservative Fund
        2003 .............................     0.20%        3,486    10.921034          38,071       2.33%       13.47%

     Gartmore GVIT International Growth Fund - Class I
        2003 .............................     0.20%        8,703     6.749218          58,738       0.00%       35.35%

     Gartmore GVIT Money Market Fund - Class I
        2003 .............................     0.20%      221,572    10.540982       2,335,586       0.63%        0.42%

     Gartmore GVIT Money Market Fund - Class V
        2003 .............................     0.20%    6,564,517    10.069143      66,099,060       0.70%        0.50%

     Gartmore GVIT Nationwide(R) Leaders Fund - Class I
        2003 .............................     0.20%        1,086    10.562758          11,471       0.15%       25.13%

     Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
        2003 .............................     0.20%        9,101    10.583982          96,325       0.04%       38.53%

     Gartmore GVIT Small Cap Growth Fund - Class I
        2003 .............................     0.20%      108,065    13.598245       1,469,494       0.00%       34.00%

     Gartmore GVIT Small Cap Value Fund - Class I
        2003 .............................     0.20%      234,794    15.661984       3,677,340       0.00%       56.54%

     Gartmore GVIT Small Company Fund - Class I
        2003 .............................     0.20%      126,604    11.795728       1,493,386       0.00%       40.73%

     Gartmore GVIT Total Return Fund - Class I
        2003 .............................     0.20%       20,659     9.292141         191,966       0.59%       27.26%

                                             Contract                                             Investment
                                              Expense                  Unit         Contract        Income       Total
                                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Gartmore GVIT U.S. Growth Leaders Fund - Class I
        2003 .............................     0.20%        5,224   $12.473517     $    65,162       0.00%       51.83%

     Gartmore GVIT Worldwide Leaders Fund - Class I
        2003 .............................     0.20%        3,219     8.453981          27,213       0.00%       35.79%

     Goldman Sachs VIT Mid Cap Value Fund
        2003 .............................     0.20%      528,186    12.664093       6,688,997       1.72%       28.13%

     J. P. Morgan GVIT Balanced Fund - Class I
        2003 .............................     0.20%      104,019    10.067605       1,047,222       1.76%       18.18%

     Janus AS - Balanced Portfolio - Service Shares
        2003 .............................     0.20%        5,017    11.395477          57,171       2.34%       13.49%

     Janus AS - Capital Appreciation Portfolio - Service Shares
        2003 .............................     0.20%      262,941     6.457142       1,697,847       0.25%       19.99%

     Janus AS - Global Technology Portfolio - Service Shares
        2003 .............................     0.20%      102,131     3.541982         361,746       0.00%       46.18%

     Janus AS - International Growth Portfolio - Service Shares
        2003 .............................     0.20%      245,144     6.277993       1,539,012       1.02%       34.26%

     MAS GVIT Multi Sector Bond Fund - Class I
        2003 .............................     0.20%        9,884    12.870615         127,213       5.42%       11.89%

     Neuberger Berman AMT - Fasciano Portfolio - S Class
        2003 .............................     0.20%        1,829    12.561832          22,976       0.00%       24.81%

     Neuberger Berman AMT - Guardian Portfolio
        2003 .............................     0.20%       30,298     9.787595         296,545       0.89%       31.50%

     Neuberger Berman AMT - Mid-Cap Growth Portfolio
        2003 .............................     0.20%      274,225     7.237810       1,984,788       0.00%       27.81%

     Neuberger Berman AMT - Partners Portfolio
        2003 .............................     0.20%       14,991    10.479833         157,103       0.00%       34.82%

     One Group(R) IT Mid Cap Growth Portfolio
        2003 .............................     0.20%        4,483    12.785745          57,318       0.00%       26.89%

     One Group(R) IT Mid Cap Value Portfolio
        2003 .............................     0.20%        7,236    13.153260          95,177       0.57%       32.49%

     Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2003 .............................     0.20%      163,694     6.360255       1,041,136       0.00%       25.34%

     Oppenheimer Capital Appreciation Fund/VA - Initial Class
        2003 .............................     0.20%      710,846     8.592296       6,107,799       0.38%       30.68%

     Oppenheimer Global Securities Fund/VA - Initial Class
        2003 .............................     0.20%       78,177     9.333505         729,665       0.73%       42.73%

     Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial Class
        2003 .............................     0.20%       50,314     9.386344         472,265       0.90%       26.47%

     PIMCO VIT Low Duration Portfolio - Administrative Shares
        2003 .............................     0.20%    1,032,781    10.407346      10,748,509       1.22%        2.14%

     PIMCO VIT Real Return Portfolio - Administrative Shares
        2003 .............................     0.20%       41,728    11.260965         469,898       2.35%        8.64%

     PIMCO VIT Total Return Portfolio - Administrative Shares
        2003 .............................     0.20%      805,938    10.833078       8,730,789       2.71%        4.83%

     Pioneer High Yield VCT Portfolio - Class I Shares
        2003 .............................     0.20%       38,729    13.734162         531,910       5.84%       32.52%

     Royce Capital Fund - Micro Cap
        2003 .............................     0.20%       58,726    15.052067         883,948       0.00%       48.87%

     Strong GVIT Mid Cap Growth Fund - Class I
        2003 .............................     0.20%      155,794     6.935054       1,080,440       0.00%       39.85%

     Strong Opportunity Fund II, Inc.
        2003 .............................     0.20%      202,631     9.466409       1,918,188       0.08%       36.73%

     T. Rowe Price Equity Income Portfolio - II
        2003 .............................     0.20%      546,267    12.646299       6,908,256       1.80%       24.92%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                                             Contract                                           Investment
                                              Expense                Unit         Contract        Income       Total
                                               Rate*     Units    Fair Value   Owners' Equity     Ratio**     Return***
                                             --------   -------   ----------   --------------    ----------   ----------
     T. Rowe Price Mid Cap Growth Portfolio - II
        2003..............................     0.20%    473,916   $14.126799     $6,694,916        0.00%        37.82%

     Turner GVIT Growth Focus Fund - Class I
        2003..............................     0.20%     17,434     3.315211         57,797        0.00%        50.66%

     Van Eck WIT - Worldwide Emerging Markets Fund
        2003..............................     0.20%      6,811    14.249147         97,051        0.11%        53.88%

     Van Eck WIT - Worldwide Hard Assets Fund
        2003..............................     0.20%     17,418    14.048159        244,691        0.41%        44.79%

     Van Kampen UIF - Emerging Markets Debt Portfolio
        2003..............................     0.20%      3,595    15.787831         56,757        0.00%        27.61%

     Van Kampen UIF - Mid Cap Growth Portfolio
        2003..............................     0.20%     70,714     5.950642        420,794        0.00%        41.48%

     Van Kampen UIF - U.S.Real Estate Portfolio
        2003..............................     0.20%     40,136    15.786980        633,626        0.00%        37.24%

The BEST of AMERICA(R)Corporate Variable Universal Life Series(SM)
   Reduced Fee Tier (0.25%)

     AIM VIF Basic Value Fund - Series I
        2003..............................     0.25%      1,947    13.121262         25,547        0.06%        33.29%

     AIM VIF Capital Development Fund - Series I
        2003..............................     0.25%      2,553    13.251011         33,830        0.00%        35.02%

     Alliance VPS Growth & Income Portfolio - Class A
        2003..............................     0.25%    278,219    13.238290      3,683,144        0.51%        32.17%

     American Century VP Income & Growth Fund - Class I
        2003..............................     0.25%    225,657     9.606659      2,167,810        1.28%        29.03%
        2002..............................     0.25%      1,435     7.445299         10,684        1.00%       -19.57%

     American Century VP International Fund - Class I
        2003..............................     0.25%    674,427     7.326221      4,941,001        0.73%        24.20%
        2002..............................     0.25%     49,356     5.898746        291,139        0.78%       -20.57%

     American Century VP Ultra Fund - Class I
        2003..............................     0.25%    138,103     9.998079      1,380,765        0.00%        24.59%

     American Century VP Value Fund - Class I
        2003..............................     0.25%    248,298    13.335325      3,311,135        1.04%        28.64%
        2002..............................     0.25%     90,011    10.366670        933,114        0.75%       -12.84%

     Baron Capital Asset Trust
        2003..............................     0.25%     17,272    12.578424        217,255        0.00%        29.69%

     Comstock GVIT Value Fund - Class I
        2003..............................     0.25%      3,887     8.780739         34,131        1.34%        31.11%

     Credit Suisse Trust - Global Post-Venture Capital Portfolio
        2003..............................     0.25%     30,888     7.085747        218,865        0.00%        47.29%
        2002..............................     0.25%      1,104     4.810802          5,311        0.00%       -34.32%

     Credit Suisse Trust - International Focus Portfolio
        2003..............................     0.25%     17,161     8.443905        144,906        0.49%        32.76%

     Credit Suisse Trust - Large Cap Value Portfolio
        2003..............................     0.25%     15,477    10.310367        159,574        0.76%        24.85%
        2002..............................     0.25%      5,253     8.258105         43,380        0.76%       -23.29%

     Dreyfus GVIT Mid Cap Index Fund - Class I
        2003..............................     0.25%     70,843    11.991494        849,513        0.50%        34.31%
        2002..............................     0.25%      1,993     8.927901         17,793        0.45%       -15.51%

     Dreyfus IP - Mid Cap Stock Portfolio - Initial Shares
        2003..............................     0.25%        647    13.102225          8,477        1.02%        31.39%

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2003..............................     0.25%    145,429    10.530847      1,531,491        0.27%        37.44%

                                             Contract                                             Investment
                                              Expense                  Unit         Contract        Income       Total
                                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Dreyfus Socially Responsible Growth Fund, Inc.- Initial Shares
        2003..............................     0.25%       71,544   $ 6.887482     $   492,758       0.11%       25.69%
        2002..............................     0.25%          425     5.479795           2,329       0.22%      -29.12%

     Dreyfus Stock Index Fund
        2003..............................     0.25%    4,843,218     8.727408      42,268,740       1.54%       28.04%
        2002..............................     0.25%      529,695     6.815999       3,610,401       1.45%      -22.56%

     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2003..............................     0.25%      487,461     9.081512       4,426,883       1.18%       20.87%
        2002..............................     0.25%       48,950     7.513649         367,793       1.22%      -16.92%

     Dreyfus VIF - International Value Portfolio - Initial Shares
        2003..............................     0.25%      561,722    12.829044       7,206,356       2.67%       36.02%

     Federated GVIT High Income Bond Fund - Class I
        2003..............................     0.25%       33,606    13.445225         451,840       7.99%       21.97%
        2002..............................     0.25%       47,160    11.023733         519,879      10.09%        2.97%

     Federated Quality Bond Fund II - Primary Shares
        2003..............................     0.25%      204,710    13.311504       2,724,998       3.30%        4.38%
        2002..............................     0.25%       55,859    12.752372         712,335       3.20%        9.03%

     Fidelity(R) VIP - Equity-Income Portfolio:Service Class
        2003..............................     0.25%      374,570    10.613484       3,975,493       1.66%       29.89%
        2002..............................     0.25%      244,789     8.170844       2,000,133       1.50%      -17.20%

     Fidelity(R) VIP - Growth Portfolio:Service Class
        2003..............................     0.25%      585,819     7.584268       4,443,008       0.18%       32.45%
        2002..............................     0.25%       78,608     5.726150         450,121       0.14%      -30.37%

     Fidelity(R) VIP - High Income Portfolio:Service Class
        2003..............................     0.25%       93,070    11.747355       1,093,326       6.36%       26.65%
        2002..............................     0.25%          606     9.275222           5,621       9.18%        3.36%

     Fidelity(R) VIP - Overseas Portfolio:Service Class
        2003..............................     0.25%      301,169     8.934131       2,690,683       0.63%       42.85%
        2002..............................     0.25%        1,213     6.254343           7,587       0.64%      -20.54%

     Fidelity(R) VIP II - Contrafund Portfolio:Service Class
        2003..............................     0.25%      964,994    10.450250      10,084,429       0.30%       28.03%
        2002..............................     0.25%        7,198     8.162207          58,752       0.69%       -9.65%

     Fidelity(R) VIP III - Growth Opportunities Portfolio:Service Class
        2003..............................     0.25%      197,613     8.664666       1,712,251       0.59%       29.34%
        2002..............................     0.25%          794     6.699267           5,319       0.93%      -22.11%

     Fidelity(R) VIP III - Value Strategies Portfolio:Service Class
        2003..............................     0.25%       15,729    11.799819         185,599       0.00%       57.40%

     Franklin Templeton VIPT - Templeton Foreign Securities Fund - Class 2
        2003..............................     0.25%        9,405    12.500683         117,569       1.96%       31.88%

     Gartmore GVIT Emerging Markets Fund - Class I
        2003..............................     0.25%       14,303    11.479519         164,192       0.61%       64.85%

     Gartmore GVIT Global Financial Services Fund - Class I
        2003..............................     0.25%          958    12.204124          11,692       1.08%       41.10%

     Gartmore GVIT Global Health Sciences Fund - Class I
        2003..............................     0.25%        9,013    11.352997         102,325       0.00%       36.35%

     Gartmore GVIT Global Technology and Communications Fund - Class I
        2003..............................     0.25%      118,132     3.036698         358,731       0.00%       54.84%

     Gartmore GVIT Global Utilities Fund - Class I
        2003..............................     0.25%        1,187    10.727488          12,734       1.02%       23.74%

     Gartmore GVIT Government Bond Fund - Class I
        2003..............................     0.25%    1,556,780    12.276554      19,111,894       3.25%        1.75%
        2002..............................     0.25%    1,141,119    12.065916      13,768,646       4.66%       10.71%

     Gartmore GVIT Growth Fund - Class I
        2003..............................     0.25%       76,188     6.595662         502,510       0.02%       32.41%
        2002..............................     0.25%       49,665     4.981328         247,398       0.00%      -28.90%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                                             Contract                                             Investment
                                              Expense                  Unit         Contract        Income           Total
                                               Rate*      Units     Fair Value   Owners' Equity     Ratio**        Return***
                                             --------   ---------   ----------   --------------   ----------   ----------------
     Gartmore GVIT ID Aggressive Fund
        2003..............................     0.25%        4,309   $10.933839     $    47,114       1.57%      31.54%

     Gartmore GVIT ID Conservative Fund
        2003..............................     0.25%          929    10.792806          10,027       2.59%       7.64%

     Gartmore GVIT ID Moderate Fund
        2003..............................     0.25%        7,829    10.920096          85,493       2.05%      19.75%

     Gartmore GVIT ID Moderately Aggressive Fund
        2003..............................     0.25%        3,797    10.949354          41,575       1.61%      26.33%

     Gartmore GVIT ID Moderately Conservative Fund
        2003..............................     0.25%        2,613    10.910488          28,509       2.33%      13.41%

     Gartmore GVIT International Growth Fund - Class I
        2003..............................     0.25%        4,806     6.738255          32,384       0.00%      35.28%
        2002..............................     0.25%           65     4.980814             324       0.00%     -24.29%

     Gartmore GVIT Money Market Fund - Class I
        2003..............................     0.25%    2,168,315    10.524702      22,820,869       0.63%       0.37%
        2002..............................     0.25%    1,395,229    10.485477      14,629,642       1.51%       0.96%

     Gartmore GVIT Money Market Fund - Class V
        2003..............................     0.25%    1,814,317    10.063117      18,257,684       0.70%       0.45%
        2002..............................     0.25%          656    10.017601           6,572       0.28%       0.18% 10/21/02

     Gartmore GVIT Nationwide(R)Leaders Fund - Class I
        2003..............................     0.25%        1,148    10.553942          12,116       0.15%      25.07%

     Gartmore GVIT Nationwide(R)Strategic Value Fund - Class I
        2003..............................     0.25%       22,022    10.567653         232,721       0.04%      38.46%
        2002..............................     0.25%           42     7.632212             321       0.03%     -25.55%

     Gartmore GVIT Small Cap Growth Fund - Class I
        2003..............................     0.25%       59,176    13.566592         802,817       0.00%      33.93%
        2002..............................     0.25%          209    10.129586           2,117       0.00%     -33.45%

     Gartmore GVIT Small Cap Value Fund - Class I
        2003..............................     0.25%      258,610    15.637860       4,044,107       0.00%      56.46%
        2002..............................     0.25%       89,722     9.994656         896,741       0.01%     -27.34%

     Gartmore GVIT Small Company Fund - Class I
        2003..............................     0.25%      492,798    11.777552       5,803,954       0.00%      40.66%
        2002..............................     0.25%       98,835     8.373012         827,547       0.00%     -17.54%

     Gartmore GVIT Total Return Fund - Class I
        2003..............................     0.25%       49,376     9.277816         458,101       0.59%      27.19%
        2002..............................     0.25%          588     7.294217           4,289       0.95%     -17.56%

     Gartmore GVIT U.S.Growth Leaders Fund - Class I
        2003..............................     0.25%       33,465    12.463103         417,078       0.00%      51.76%

     Gartmore GVIT Worldwide Leaders Fund - Class I
        2003..............................     0.25%       34,022     8.440937         287,178       0.00%      35.72%
        2002..............................     0.25%           85     6.219415             529       2.00%     -25.58%

     Goldman Sachs VIT Mid Cap Value Fund
        2003..............................     0.25%      259,089    12.655709       3,278,955       1.72%      28.07%

     J. P. Morgan GVIT Balanced Fund - Class I
        2003..............................     0.25%       86,171    10.052086         866,198       1.76%      18.12%
        2002..............................     0.25%        1,233     8.510165          10,493       2.28%     -12.53%

     Janus AS - Balanced Portfolio - Service Shares
        2003..............................     0.25%       14,950    11.387925         170,249       2.34%      13.44%

     Janus AS - Capital Appreciation Portfolio - Service Shares
        2003..............................     0.25%      677,613     6.444456       4,366,847       0.25%      19.93%
        2002..............................     0.25%          318     5.373376           1,709       0.32%     -16.14%

     Janus AS - Global Technology Portfolio - Service Shares
        2003..............................     0.25%       97,833     3.535026         345,842       0.00%      46.11%
        2002..............................     0.25%          708     2.419456           1,713       0.00%     -41.08%

                                             Contract                                             Investment
                                              Expense                  Unit        Contract         Income       Total
                                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Janus AS - International Growth Portfolio - Service Shares
        2003 .............................     0.25%       92,562   $ 6.265664     $   579,962       1.02%      34.20%
        2002 .............................     0.25%          905     4.668998           4,225       0.70%     -25.94%

     MAS GVIT Multi Sector Bond Fund - Class I
        2003 .............................     0.25%      515,327    12.850783       6,622,355       5.42%      11.84%
        2002 .............................     0.25%       42,803    11.490701         491,836       4.49%       6.94%

     Neuberger Berman AMT - Fasciano Portfolio - S Class
        2003 .............................     0.25%        3,926    12.553503          49,285       0.00%      24.75%

     Neuberger Berman AMT - Guardian Portfolio
        2003 .............................     0.25%       52,239     9.772505         510,506       0.89%      31.43%
        2002 .............................     0.25%          535     7.435383           3,978       0.75%     -26.63%

     Neuberger Berman AMT - Mid-Cap Growth Portfolio
        2003 .............................     0.25%      284,185     7.226636       2,053,702       0.00%      27.75%
        2002 .............................     0.25%      217,507     5.656826       1,230,399       0.00%     -29.52%

     Neuberger Berman AMT - Partners Portfolio
        2003 .............................     0.25%       44,110    10.463664         461,552       0.00%      34.75%
        2002 .............................     0.25%       53,464     7.765195         415,158       0.54%     -24.33%

     One Group(R) IT Mid Cap Growth Portfolio
        2003 .............................     0.25%        6,068    12.777560          77,534       0.00%      26.83%

     One Group(R) IT Mid Cap Value Portfolio
        2003 .............................     0.25%        1,068    13.144807          14,039       0.57%      32.42%

     Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2003 .............................     0.25%      809,116     6.350438       5,138,241       0.00%      25.28%
        2002 .............................     0.25%       11,391     5.069121          57,742       0.63%     -27.97%

     Oppenheimer Capital Appreciation Fund/VA - Initial Class
        2003 .............................     0.25%      503,219     8.579039       4,317,135       0.38%      30.62%
        2002 .............................     0.25%      345,299     6.568116       2,267,964       0.57%     -27.04%

     Oppenheimer Global Securities Fund/VA - Initial Class
        2003 .............................     0.25%      162,279     9.316393       1,511,855       0.73%      42.66%
        2002 .............................     0.25%      228,358     6.530337       1,491,255       0.55%     -22.33%

     Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial Class
        2003 .............................     0.25%      264,755     9.371848       2,481,244       0.90%      26.40%
        2002 .............................     0.25%        1,058     7.414306           7,844       0.75%     -19.00%

     PIMCO VIT Low Duration Portfolio - Administrative Shares
        2003 .............................     0.25%    1,496,037    10.400435      15,559,436       1.22%       2.09%

     PIMCO VIT Real Return Portfolio - Administrative Shares
        2003 .............................     0.25%       73,396    11.253423         825,956       2.35%       8.58%

     PIMCO VIT Total Return Portfolio - Administrative Shares
        2003 .............................     0.25%    1,182,357    10.825824      12,799,989       2.71%       4.78%
        2002 .............................     0.25%          165    10.331952           1,705       0.98%       3.32% 8/30/02

     Pioneer High Yield VCT Portfolio - Class I Shares
        2003 .............................     0.25%      379,007    13.725038       5,201,885       5.84%      32.45%
        2002 .............................     0.25%          162    10.362072           1,679       1.76%       3.62% 9/3/02

     Royce Capital Fund - Micro Cap
        2003 .............................     0.25%       85,061    15.042113       1,279,497       0.00%      48.79%

     Strong GVIT Mid Cap Growth Fund - Class I
        2003 .............................     0.25%       74,105     6.924341         513,128       0.00%      39.79%
        2002 .............................     0.25%        5,143     4.953560          25,476       0.00%     -37.17%

     Strong Opportunity Fund II, Inc.
        2003 .............................     0.25%      169,629     9.449055       1,602,834       0.08%      36.66%
        2002 .............................     0.25%      182,111     6.914071       1,259,128       0.50%     -27.00%

     T. Rowe Price Equity Income Portfolio - II
        2003 .............................     0.25%      167,637    12.637920       2,118,583       1.80%      24.86%

     T. Rowe Price Mid Cap Growth Portfolio - II
        2003 .............................     0.25%      279,141    14.117448       3,940,759       0.00%      37.75%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                                             Contract                                             Investment
                                              Expense                  Unit         Contract        Income       Total
                                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Turner GVIT Growth Focus Fund - Class I
        2003 .............................     0.25%       23,948   $ 3.309832     $    79,264       0.00%      50.59%

     Van Eck WIT - Worldwide Emerging Markets Fund
        2003 .............................     0.25%       38,302    14.227140         544,928       0.11%      53.80%
        2002 .............................     0.25%          399     9.250254           3,691       0.21%      -3.14%

     Van Eck WIT - Worldwide Hard Assets Fund
        2003 .............................     0.25%       12,374    14.026509         173,564       0.41%      44.72%
        2002 .............................     0.25%          497     9.692423           4,817       0.75%      -3.08%

     Van Kampen UIF - Emerging Markets Debt Portfolio
        2003 .............................     0.25%       68,138    15.763497       1,074,093       0.00%      27.55%
        2002 .............................     0.25%           83    12.359143           1,026       8.74%       8.95%

     Van Kampen UIF - Mid Cap Growth Portfolio
        2003 .............................     0.25%       74,914     5.939719         444,968       0.00%      41.41%
        2002 .............................     0.25%          354     4.200344           1,487       0.00%     -31.33%

     Van Kampen UIF - U.S. Real Estate Portfolio
        2003 .............................     0.25%      151,526    15.762653       2,388,452       0.00%      37.17%
        2002 .............................     0.25%          770    11.491482           8,848       4.01%      -1.03%

     The BEST of AMERICA(R) Corporate Variable Universal Life Series(SM)
        Reduced Fee Tier (0.40%)

 AIM VIF Basic Value Fund - Series I
        2003 .............................     0.40%       82,900    13.095200       1,085,592       0.06%      33.09%
        2002 .............................     0.40%       39,881     9.839124         392,394       0.00%      -1.61% 9/3/02

     AIM VIF Capital Development Fund - Series I
        2003 .............................     0.40%       13,547    13.224712         179,155       0.00%      34.82%
        2002 .............................     0.40%           24     9.809368             235       0.00%      -1.91% 9/3/02

     Alliance VPS Growth & Income Portfolio - Class A
        2003 .............................     0.40%      246,983    13.212012       3,263,142       0.51%      31.97%
        2002 .............................     0.40%        5,432    10.011053          54,380       0.00%       0.11% 9/3/02

     American Century VP Income & Growth Fund - Class I
        2003 .............................     0.40%      350,297    10.765053       3,770,966       1.28%      28.84%
        2002 .............................     0.40%    2,529,796     8.355578      21,137,908       1.00%     -19.69%
        2001 .............................     0.40%    1,861,201    10.404509      19,364,883       0.85%      -8.72%
        2000 .............................     0.40%      763,555    11.398555       8,703,424       0.48%     -10.97%
        1999 .............................     0.40%      355,846    12.803106       4,555,934       0.01%      17.55%

     American Century VP International Fund - Class I
        2003 .............................     0.40%    2,984,336     9.173579      27,377,042       0.73%      24.01%
        2002 .............................     0.40%    2,893,353     7.397247      21,402,847       0.78%     -20.69%
        2001 .............................     0.40%    1,918,932     9.326990      17,897,860       0.08%     -29.46%
        2000 .............................     0.40%    1,191,245    13.221985      15,750,624       0.10%     -17.16%
        1999 .............................     0.40%      204,837    15.960157       3,269,231       0.00%      63.39%

     American Century VP Ultra Fund - Class I
        2003 .............................     0.40%       79,186     9.973091         789,729       0.00%      24.40%
        2002 .............................     0.40%        4,655     8.016962          37,319       0.66%     -19.83% 5/1/02

     American Century VP Value Fund - Class I
        2003 .............................     0.40%      835,035    13.683795      11,426,448       1.04%      28.44%
        2002 .............................     0.40%      872,044    10.653510       9,290,329       0.75%     -12.97%
        2001 .............................     0.40%      428,754    12.241061       5,248,404       0.60%      12.37%
        2000 .............................     0.40%      111,911    10.893612       1,219,115       0.62%      17.67%
        1999 .............................     0.40%       23,107     9.257533         213,914       0.69%      -1.25%

     Baron Capital Asset Trust
        2003 .............................     0.40%      107,132    12.553439       1,344,875       0.00%      29.49%
        2002 .............................     0.40%        7,134     9.694252          69,159       0.00%      -3.06% 9/3/02

     Calvert Social Equity Portfolio
        2003 .............................     0.40%        1,076    12.510533          13,461       0.01%      21.69%

                                             Contract                                              Investment
                                              Expense                    Unit        Contract        Income       Total
                                               Rate*      Units      Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ----------   ----------   --------------   ----------   ---------
     Comstock GVIT Value Fund - Class I
        2003 .............................     0.40%        50,453   $ 9.493770    $    478,989       1.34%        30.91%
        2002 .............................     0.40%       254,670     7.252185       1,846,914       1.34%       -25.44%
        2001 .............................     0.40%       115,152     9.726929       1,120,075       1.63%       -12.51%
        2000 .............................     0.40%        29,855    11.117142         331,902       1.02%       -10.98%
        1999 .............................     0.40%           965    12.487973          12,051       0.30%        18.02%

     Credit Suisse Trust - Global Post-Venture Capital Portfolio
        2002 .............................     0.40%        27,170     5.555805         150,951       0.00%       -34.42%
        2001 .............................     0.40%        25,001     8.471776         211,803       0.00%       -28.92%
        2000 .............................     0.40%       106,896    11.411760       1,219,871       0.00%       -19.26%
        1999 .............................     0.40%         4,981    14.762349          73,531       0.00%        62.85%

     Credit Suisse Trust - International Focus Portfolio
        2002 .............................     0.40%        32,357     6.196425         200,498       0.00%       -20.22%
        2001 .............................     0.40%        39,874     7.767318         309,714       0.00%       -22.59%
        2000 .............................     0.40%        48,933    10.033586         490,973       0.55%       -26.19%
        1999 .............................     0.40%         3,445    13.593893          46,831       1.34%        52.82%

     Credit Suisse Trust - Large Cap Value Portfolio
        2003 .............................     0.40%        17,547    10.955988         192,245       0.76%        24.66%
        2002 .............................     0.40%        45,124     8.788383         396,567       0.76%       -23.40%
        2001 .............................     0.40%       140,668    11.473418       1,613,943       0.00%         0.54%
        2000 .............................     0.40%        10,994    11.918959         131,037       2.02%         8.48%
        1999 .............................     0.40%        42,745    10.519954         449,675       1.08%         5.82%

     Dreyfus GVIT Mid Cap Index Fund - Class I
        2003 .............................     0.40%     1,017,996    15.095175      15,366,828       0.50%        34.11%
        2002 .............................     0.40%       922,042    11.255500      10,378,044       0.45%       -15.64%
        2001 .............................     0.40%       321,337    13.342471       4,287,430       0.55%        -1.70%
        2000 .............................     0.40%        38,007    13.573326         515,881       0.66%        14.75%

     Dreyfus IP - European Equity Portfolio
        2001 .............................     0.40%        30,039     9.025727         271,124       0.79%       -28.42%
        2000 .............................     0.40%         8,448    12.608842         106,519       0.38%        -2.39%

     Dreyfus IP - Mid Cap Stock Portfolio - Initial Shares
        2003 .............................     0.40%        58,097    13.076217         759,689       1.02%        31.20%
        2002 .............................     0.40%         2,842     9.966854          28,326       0.60%        -0.33% 9/3/02

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2003 .............................     0.40%        61,690    10.504526         648,024       0.27%        37.23%
        2002 .............................     0.40%         5,221     7.654697          39,965       0.29%       -23.45% 5/1/02

     Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
        2003 .............................     0.40%       114,903     8.763701       1,006,976       0.11%        25.50%
        2002 .............................     0.40%       368,609     6.983004       2,573,998       0.22%       -29.23%
        2001 .............................     0.40%       556,416     9.867078       5,490,200       0.08%       -22.89%
        2000 .............................     0.40%       136,511    12.795380       1,746,710       1.06%       -11.39%
        1999 .............................     0.40%        28,931    14.439525         417,750       0.02%        29.56%

     Dreyfus Stock Index Fund
        2003 .............................     0.40%     9,284,780    10.352696      96,122,505       1.54%        27.85%
        2002 .............................     0.40%    14,027,919     8.097446     113,590,317       1.45%       -22.67%
        2001 .............................     0.40%    10,538,036    10.471621     110,350,319       1.14%       -12.53%
        2000 .............................     0.40%     7,299,831    11.972080      87,394,161       1.01%        -9.64%
        1999 .............................     0.40%     3,707,136    13.249543      49,117,858       1.02%        20.12%

     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2003 .............................     0.40%       830,526    10.952239       9,096,119       1.18%        20.69%
        2002 .............................     0.40%     1,866,807     9.074997      16,941,268       1.22%       -17.05%
        2001 .............................     0.40%     1,760,221    10.939900      19,256,642       0.90%        -9.67%
        2000 .............................     0.40%     1,368,457    12.111451      16,574,000       0.82%        -1.05%
        1999 .............................     0.40%       843,808    12.239522      10,327,807       1.00%        11.01%

     Dreyfus VIF - International Value Portfolio - Initial Shares
        2003 .............................     0.40%       146,661    12.803571       1,877,785       2.67%        35.81%
        2002 .............................     0.40%         7,620     9.427437          71,837       0.37%        -5.73% 9/3/02

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                       Contract                                         Investment
                                                        Expense               Unit        Contract        Income     Total
                                                         Rate*     Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                       --------  ---------  ----------  --------------  ----------  ---------
     Federated GVIT High Income Bond Fund - Class I
        2003 ........................................    0.40%     767,382  $12.263819    $ 9,411,034      7.99%      21.78%
        2002 ........................................    0.40%     555,227   10.070195      5,591,244     10.09%       2.81%
        2001 ........................................    0.40%     410,468    9.794650      4,020,390     11.31%       3.80%
        2000 ........................................    0.40%     224,564    9.436226      2,119,037      9.51%      -8.64%
        1999 ........................................    0.40%      80,137   10.328712        827,712      6.75%       2.78%

     Federated Quality Bond Fund II - Primary Shares
        2003 ........................................    0.40%   2,418,929   13.218733     31,975,177      3.30%       4.23%
        2002 ........................................    0.40%   2,571,167   12.682507     32,608,843      3.20%       8.87%
        2001 ........................................    0.40%   1,654,009   11.649181     19,267,850      2.92%       7.58%
        2000 ........................................    0.40%     607,272   10.828312      6,575,731      0.89%      10.01%
        1999 ........................................    0.40%          18    9.842943            177      0.00%      -1.57% 5/3/99

     Fidelity(R) VIP - Equity-Income Portfolio: Service Class
        2003 ........................................    0.40%   2,509,045   11.463982     28,763,647      1.66%      29.70%
        2002 ........................................    0.40%   2,559,502    8.838834     22,623,013      1.50%     -17.33%
        2001 ........................................    0.40%   1,857,873   10.691577     19,863,592      1.13%      -5.47%
        2000 ........................................    0.40%     351,542   11.310203      3,976,011      1.23%       7.87%
        1999 ........................................    0.40%     118,952   10.484615      1,247,166      0.89%       5.83%

     Fidelity(R) VIP - Growth Portfolio: Service Class
        2003 ........................................    0.40%   2,979,457   10.995198     32,759,720      0.18%      32.25%
        2002 ........................................    0.40%   3,005,019    8.313850     24,983,277      0.14%     -30.48%
        2001 ........................................    0.40%   2,428,287   11.958538     29,038,762      0.00%     -18.06%
        2000 ........................................    0.40%   2,131,137   14.593603     31,100,967      0.07%     -11.42%
        1999 ........................................    0.40%     758,262   16.475102     12,492,444      0.04%      36.74%

     Fidelity(R) VIP - High Income Portfolio: Service Class
        2003 ........................................    0.40%     504,057    8.555502      4,312,461      6.36%      26.46%
        2002 ........................................    0.40%     774,551    6.765203      5,239,995      9.18%       3.20%
        2001 ........................................    0.40%     638,130    6.555148      4,183,037     13.22%     -12.25%
        2000 ........................................    0.40%     441,041    7.470194      3,294,662      6.11%     -22.92%
        1999 ........................................    0.40%     230,895    9.691447      2,237,707      5.78%       7.64%

     Fidelity(R) VIP - Overseas Portfolio: Service Class
        2003 ........................................    0.40%     746,827    9.640353      7,199,676      0.63%      42.63%
        2002 ........................................    0.40%   1,627,578    6.758846     11,000,549      0.64%     -20.66%
        2001 ........................................    0.40%   1,216,927    8.518959     10,366,951      5.46%     -21.59%
        2000 ........................................    0.40%   1,216,616   10.864367     13,217,763      1.16%     -19.47%
        1999 ........................................    0.40%     504,007   13.491426      6,799,773      0.30%      41.89%

     Fidelity(R) VIP II - Contrafund Portfolio: Service Class
        2003 ........................................    0.40%   1,901,875   13.113640     24,940,504      0.30%      27.84%
        2002 ........................................    0.40%   1,492,216   10.257824     15,306,889      0.69%      -9.79%
        2001 ........................................    0.40%   1,079,652   11.370566     12,276,254      0.61%     -12.71%
        2000 ........................................    0.40%     671,658   13.026647      8,749,452      0.26%      -7.09%
        1999 ........................................    0.40%     230,228   14.020034      3,227,804      0.18%      23.65%

     Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
        2003 ........................................    0.40%     259,028    8.240791      2,134,596      0.59%      29.14%
        2002 ........................................    0.40%     402,649    6.381088      2,569,339      0.93%     -22.23%
        2001 ........................................    0.40%     504,352    8.204875      4,138,145      0.23%     -14.78%
        2000 ........................................    0.40%     397,095    9.628054      3,823,252      1.03%     -17.51%
        1999 ........................................    0.40%     125,424   11.671298      1,463,861      0.45%       3.77%

     Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
        2003 ........................................    0.40%      59,064   11.770364        695,205      0.00%      57.16%
        2002 ........................................    0.40%         953    7.489405          7,137      0.00%     -25.11% 5/1/02

     Franklin Templeton VIPT - Templeton Foreign Securities Fund - Class 2
        2003 ........................................    0.40%     300,494   12.475864      3,748,922      1.96%      31.68%
        2002 ........................................    0.40%      14,717    9.474024        139,429      0.00%      -5.26% 9/3/02

     Gartmore GVIT Emerging Markets Fund - Class I
        2003 ........................................    0.40%     183,203   11.423706      2,092,857      0.61%      64.60%
        2002 ........................................    0.40%      10,388    6.940105         72,094      0.23%     -15.57%
        2001 ........................................    0.40%       2,423    8.219735         19,916      0.24%      -5.56%

                                                     Contract                                          Investment
                                                      Expense                 Unit        Contract       Income      Total
                                                       Rate*      Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                     --------  ----------  ----------  --------------  ----------  ---------
     Gartmore GVIT Global Financial Services Fund - Class I
        2003 ......................................    0.40%       44,687  $12.173639   $    544,003      1.08%      40.89%

     Gartmore GVIT Global Health Sciences Fund - Class I
        2003 ......................................    0.40%       52,928   11.324625        599,390      0.00%      36.15%
        2002 ......................................    0.40%          292    8.317804          2,429      0.00%     -16.82% 5/1/02

     Gartmore GVIT Global Technology and Communications Fund - Class I
        2003 ......................................    0.40%      573,189    3.021924      1,732,134      0.00%      54.61%
        2002 ......................................    0.40%       46,574    1.954523         91,030      0.67%     -43.01%
        2001 ......................................    0.40%       29,402    3.429593        100,837      0.00%     -42.95%

     Gartmore GVIT Global Utilities Fund - Class I
        2003 ......................................    0.40%       13,251   10.700667        141,795      1.02%      23.56%
        2002 ......................................    0.40%        2,326    8.660608         20,145      0.61%     -13.39% 5/1/02

     Gartmore GVIT Government Bond Fund - Class I
        2003 ......................................    0.40%    5,633,215   13.947593     78,569,790      3.25%       1.59%
        2002 ......................................    0.40%    9,515,935   13.728864    130,642,977      4.66%      10.54%
        2001 ......................................    0.40%    6,811,337   12.419760     84,595,171      5.61%       6.82%
        2000 ......................................    0.40%    3,170,399   11.626380     36,860,264      6.29%      12.09%
        1999 ......................................    0.40%    1,312,872   10.372218     13,617,395      6.57%      -2.74%

     Gartmore GVIT Growth Fund - Class I
        2003 ......................................    0.40%       76,097    5.714099        434,826      0.02%      32.21%
        2002 ......................................    0.40%      174,753    4.322008        755,284      0.00%     -29.01%
        2001 ......................................    0.40%      192,191    6.087822      1,170,025      0.00%     -28.42%
        2000 ......................................    0.40%      178,360    8.505270      1,517,000      0.19%     -26.82%
        1999 ......................................    0.40%       65,598   11.623180        762,457      0.69%       3.86%

     Gartmore GVIT ID Aggressive Fund
        2003 ......................................    0.40%       19,629   10.902206        213,999      1.57%      31.34%
        2002 ......................................    0.40%        4,346    8.300685         36,075      0.86%     -16.99% 1/25/02

     Gartmore GVIT ID Conservative Fund
        2003 ......................................    0.40%       12,703   10.761565        136,704      2.59%       7.48%
        2002 ......................................    0.40%        6,694   10.013037         67,027      2.18%       0.13% 1/25/02

     Gartmore GVIT ID Moderate Fund
        2003 ......................................    0.40%       37,624   10.888513        409,669      2.05%      19.57%
        2002 ......................................    0.40%        9,222    9.106228         83,978      1.66%      -8.94% 1/25/02

     Gartmore GVIT ID Moderately Aggressive Fund
        2003 ......................................    0.40%       56,878   10.917690        620,976      1.61%      26.14%
        2002 ......................................    0.40%       14,555    8.655338        125,978      1.05%     -13.45% 1/25/02

     Gartmore GVIT ID Moderately Conservative Fund
        2003 ......................................    0.40%       13,568   10.878938        147,605      2.33%      13.24%
        2002 ......................................    0.40%        4,849    9.606563         46,582      1.99%      -3.93% 1/25/02

     Gartmore GVIT International Growth Fund - Class I
        2003 ......................................    0.40%       52,743    6.705480        353,667      0.00%      35.08%
        2002 ......................................    0.40%       40,096    4.964024        199,038      0.00%     -24.41%
        2001 ......................................    0.40%       10,028    6.566849         65,852      0.26%     -28.94%

     Gartmore GVIT Money Market Fund - Class I
        2003 ......................................    0.40%      541,898   11.864684      6,429,449      0.63%       0.22%
        2002 ......................................    0.40%    4,829,326   11.838269     57,170,860      1.51%       0.81%
        2001 ......................................    0.40%   16,843,508   11.743544    197,802,477      3.18%       3.19%
        2000 ......................................    0.40%    5,646,634   11.380873     64,263,624      5.56%       5.60%
        1999 ......................................    0.40%    3,786,796   10.776865     40,809,789      4.09%       4.43%

     Gartmore GVIT Money Market Fund - Class V
        2003 ......................................    0.40%   11,999,723   10.045042    120,537,722      0.70%       0.30%
        2002 ......................................    0.40%   15,116,078   10.014669    151,382,518      0.28%       0.15% 10/21/02

     Gartmore GVIT Nationwide(R) Leaders Fund - Class I
        2003 ......................................    0.40%        2,091   10.527571         22,013      0.15%      24.88%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                     Contract                                         Investment
                                                      Expense                Unit        Contract       Income     Total
                                                       Rate*     Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                     --------  ---------  ----------  --------------  ----------  ---------
     Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
        2003 ......................................    0.40%      19,292  $ 9.311693    $   179,641      0.04%      38.25%
        2002 ......................................    0.40%      30,787    6.735208        207,357      0.03%     -25.66%
        2001 ......................................    0.40%      37,680    9.059635        341,367      0.53%      -3.64%
        2000 ......................................    0.40%       2,481    9.402302         23,327      1.11%       7.18%
        1999 ......................................    0.40%         791    8.772237          6,939      0.88%      -3.46%

     Gartmore GVIT Small Cap Growth Fund - Class I
        2003 ......................................    0.40%     315,046   13.471955      4,244,286      0.00%      33.73%
        2002 ......................................    0.40%     312,346   10.074004      3,146,575      0.00%     -33.55%
        2001 ......................................    0.40%     162,269   15.161271      2,460,204      0.00%     -11.20%
        2000 ......................................    0.40%      59,757   17.072794      1,020,219      0.00%     -16.50%
        1999 ......................................    0.40%         118   20.447188          2,413      0.00%     104.47% 5/3/99

     Gartmore GVIT Small Cap Value Fund - Class I
        2003 ......................................    0.40%   1,315,269   17.522719     23,047,089      0.00%      56.23%
        2002 ......................................    0.40%   1,401,972   11.216089     15,724,643      0.01%     -27.45%
        2001 ......................................    0.40%     594,303   15.460620      9,188,293      0.04%      27.76%
        2000 ......................................    0.40%     152,675   12.101060      1,847,529      0.00%      10.76%
        1999 ......................................    0.40%       8,548   10.925665         93,393      0.00%      27.33%

     Gartmore GVIT Small Company Fund - Class I
        2003 ......................................    0.40%   2,515,752   15.142892     38,095,761      0.00%      40.45%
        2002 ......................................    0.40%   2,331,936   10.781666     25,142,155      0.00%     -17.66%
        2001 ......................................    0.40%   1,522,194   13.093906     19,931,465      0.13%      -7.08%
        2000 ......................................    0.40%     493,035   14.091380      6,947,544      0.02%       8.47%
        1999 ......................................    0.40%      72,698   12.991606        944,464      0.00%      43.45%

     Gartmore GVIT Total Return Fund - Class I
        2003 ......................................    0.40%     331,958    9.672247      3,210,780      0.59%      27.00%
        2002 ......................................    0.40%     368,763    7.615719      2,808,395      0.95%     -17.68%
        2001 ......................................    0.40%     358,546    9.251754      3,317,179      0.88%     -12.17%
        2000 ......................................    0.40%     212,989   10.534111      2,243,650      0.68%      -2.51%
        1999 ......................................    0.40%      42,084   10.805244        454,728      0.60%       6.52%

     Gartmore GVIT U.S. Growth Leaders Fund - Class I
        2003 ......................................    0.40%      28,684   12.431976        356,599      0.00%      51.53%

     Gartmore GVIT Worldwide Leaders Fund - Class I
        2003 ......................................    0.40%      30,673    9.033664        277,090      0.00%      35.52%
        2002 ......................................    0.40%      82,915    6.666122        552,722      2.00%     -25.69%
        2001 ......................................    0.40%   1,549,764    8.970354     13,901,932      1.84%     -19.14%
        2000 ......................................    0.40%     942,496   11.093053     10,455,158      0.94%     -12.67%
        1999 ......................................    0.40%     468,148   12.702408      5,946,607      0.11%      22.43%

     Goldman Sachs VIT Mid Cap Value Fund
        2003 ......................................    0.40%     599,528   12.630569      7,572,380      1.72%      27.88%
        2002 ......................................    0.40%       7,368    9.877029         72,774      0.27%      -1.23% 9/3/02

     J. P. Morgan GVIT Balanced Fund - Class I
        2003 ......................................    0.40%     533,567    9.863609      5,262,896      1.76%      17.94%
        2002 ......................................    0.40%     943,228    8.363123      7,888,332      2.28%     -12.66%
        2001 ......................................    0.40%     351,646    9.575644      3,367,237      2.54%      -4.06%
        2000 ......................................    0.40%     117,858    9.980967      1,176,337      3.36%      -0.75%
        1999 ......................................    0.40%      43,881   10.056111        441,272      3.80%       0.47%

     Janus AS - Balanced Portfolio - Service Shares
        2003 ......................................    0.40%     360,530   11.365300      4,097,532      2.34%      13.27%
        2002 ......................................    0.40%         977   10.033996          9,803      2.14%       0.34% 9/3/02

     Janus AS - Capital Appreciation Portfolio - Service Shares
        2003 ......................................    0.40%   1,755,706    6.406568     11,248,050      0.25%      19.75%
        2002 ......................................    0.40%   1,902,427    5.349794     10,177,593      0.32%     -16.26%
        2001 ......................................    0.40%   1,517,392    6.388873      9,694,425      1.01%     -22.14%
        2000 ......................................    0.40%     535,891    8.205940      4,397,489      1.22%     -17.94% 1/27/00


                                             Contract                                             Investment
                                              Expense                  Unit         Contract        Income       Total
                                              Rate*        Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Janus AS - Global Technology Portfolio - Service Shares
        2003 .............................     0.40%      524,317   $ 3.514240     $ 1,842,576       0.00%       45.89%
        2002 .............................     0.40%      783,206     2.408830       1,886,610       0.00%      -41.17%
        2001 .............................     0.40%      677,164     4.094407       2,772,585       0.63%      -37.57%
        2000 .............................     0.40%      343,351     6.558143       2,251,745       1.20%      -34.42% 1/27/00

     Janus AS - International Growth Portfolio - Service Shares
        2003 .............................     0.40%    2,277,464     6.228826      14,185,927       1.02%       34.00%
        2002 .............................     0.40%    3,375,569     4.648509      15,691,363       0.70%      -26.05%
        2001 .............................     0.40%    2,212,967     6.286392      13,911,578       0.81%      -23.74%
        2000 .............................     0.40%      383,403     8.243024       3,160,400       5.19%      -17.57% 1/27/00

     MAS GVIT Multi Sector Bond Fund - Class I
        2003 .............................     0.40%      469,752    13.159481       6,181,693       5.42%       11.67%
        2002 .............................     0.40%      775,887    11.784392       9,143,357       4.49%        6.78%
        2001 .............................     0.40%    1,739,536    11.036224      19,197,909       6.01%        3.77%
        2000 .............................     0.40%    1,055,243    10.635225      11,222,747       6.99%        5.23%
        1999 .............................     0.40%      460,632    10.106222       4,655,249       5.75%        1.15%

     Neuberger Berman AMT - Fasciano Portfolio - S Class
        2003 .............................     0.40%       35,320    12.528578         442,509       0.00%       24.56%
        2002 .............................     0.40%        3,552    10.057930          35,726       0.00%        0.58% 9/3/02

     Neuberger Berman AMT - Guardian Portfolio
        2003 .............................     0.40%      406,038    10.156098       4,123,762       0.89%       31.24%
        2002 .............................     0.40%    1,042,854     7.738827       8,070,467       0.75%      -26.74%
        2001 .............................     0.40%      270,845    10.563782       2,861,148       0.29%       -1.90%
        2000 .............................     0.40%       86,066    10.768698         926,819       0.40%        0.73%
        1999 .............................     0.40%       25,154    10.690765         268,916       0.19%       14.47%

     Neuberger Berman AMT - Mid-Cap Growth Portfolio
        2003 .............................     0.40%      895,379    10.753194       9,628,184       0.00%       27.56%
        2002 .............................     0.40%    1,801,971     8.429938      15,190,504       0.00%      -29.62%
        2001 .............................     0.40%    1,272,440    11.978031      15,241,326       0.00%      -24.95%
        2000 .............................     0.40%      827,220    15.959556      13,202,064       0.00%       -7.83%
        1999 .............................     0.40%      315,266    17.314889       5,458,796       0.00%       53.28%

     Neuberger Berman AMT - Partners Portfolio
        2003 .............................     0.40%      271,980     9.853739       2,680,020       0.00%       34.55%
        2002 .............................     0.40%      341,601     7.323519       2,501,721       0.54%      -24.45%
        2001 .............................     0.40%      322,706     9.693032       3,128,000       0.33%       -3.22%
        2000 .............................     0.40%      241,651    10.015242       2,420,193       0.65%        0.03%
        1999 .............................     0.40%      94,285      9.985118         941,447       0.98%        6.94%

     One Group(R) IT Mid Cap Growth Portfolio
        2003 .............................     0.40%      208,667    12.752960       2,661,122       0.00%       26.64%
        2002 .............................     0.40%      19,940     10.070202         200,800       0.00%        0.70% 9/18/02

     One Group(R) IT Mid Cap Value Portfolio
        2003 .............................     0.40%       30,988    13.119525         406,548       0.57%       32.22%
        2002 .............................     0.40%       39,000     9.922131         386,963       0.00%       -0.78% 9/18/02

     Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2003 .............................     0.40%    1,747,033     9.644393      16,849,073       0.00%       25.09%
        2002 .............................     0.40%    2,442,509     7.709999      18,831,742       0.63%       -28.08%
        2001 .............................     0.40%    2,155,828    10.720152      23,110,804       0.86%      -31.54%
        2000 .............................     0.40%    1,068,591    15.659821      16,733,944       0.00%      -11.59%
        1999 .............................     0.40%      138,018    17.712996       2,444,712       0.00%       82.87%

     Oppenheimer Capital Appreciation Fund/VA - Initial Class
        2003 .............................     0.40%    4,490,131    12.363752      55,514,866       0.38%       30.42%
        2002 .............................     0.40%    3,582,220     9.479881      33,959,019       0.57%      -27.15%
        2001 .............................     0.40%    2,694,063    13.013036      35,057,939       0.59%      -12.93%
        2000 .............................     0.40%      911,021    14.945030      13,615,236       0.09%       -0.63%
        1999 .............................     0.40%      188,390    15.039330       2,833,259       0.13%       41.09%

     Oppenheimer Global Securities Fund/VA - Initial Class
        2003 .............................     0.40%    1,588,406     9.265284      14,717,033       0.73%       42.45%
        2002 .............................     0.40%    1,442,545     6.504237       9,382,655       0.55%      -22.45%
        2001 .............................     0.40%      813,325     8.386697       6,821,110       0.39%      -12.39%
        2000 .............................     0.40%       43,440     9.572769         415,841       0.00%       -4.27% 5/1/00

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                                             Contract                                             Investment
                                             Expense                   Unit         Contract         Income      Total
                                              Rate*        Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial Class
        2003 .............................     0.40%      805,623   $ 8.993106     $ 7,245,053       0.90%       26.21%
        2002 .............................     0.40%      704,851     7.125335       5,022,300       0.75%      -19.12%
        2001 .............................     0.40%      544,668     8.809927       4,798,485       0.50%      -10.52%
        2000 .............................     0.40%      327,513     9.845729       3,224,604       0.28%       -9.14%
        1999 .............................     0.40%       97,691    10.835877       1,058,568       0.24%       21.22%

     PIMCO VIT Low Duration Portfolio - Administrative Shares
        2003 .............................     0.40%      427,929    10.379703       4,441,776       1.22%        1.94%
        2002 .............................     0.40%       45,027    10.182621         458,493       0.26%        1.83% 9/3/02

     PIMCO VIT Real Return Portfolio - Administrative Shares
        2003 .............................     0.40%      604,652    11.230805       6,790,729       2.35%        8.42%
        2002 .............................     0.40%       48,671    10.358691         504,168       0.39%        3.59% 8/30/02

     PIMCO VIT Total Return Portfolio - Administrative Shares
        2003 .............................     0.40%    2,117,582    10.804064      22,878,491       2.71%        4.62%
        2002 .............................     0.40%      185,190    10.326715       1,912,404       0.98%        3.27% 8/30/02

     Pioneer High Yield VCT Portfolio - Class I Shares
        2003 .............................     0.40%      105,483    13.697677       1,444,872       5.84%       32.26%
        2002 .............................     0.40%          211    10.356990           2,185       1.76%        3.57% 9/3/02

     Royce Capital Fund - Micro Cap
        2003 .............................     0.40%      548,859    15.012271       8,239,620       0.00%       48.57%
        2002 .............................     0.40%       43,606    10.104573         440,620       0.00%        1.05% 9/3/02

     Strong GVIT Mid Cap Growth Fund - Class I
        2003 .............................     0.40%      335,334     9.918443       3,325,991       0.00%       39.58%
        2002 .............................     0.40%    1,062,592     7.106122       7,550,908       0.00%      -37.27%
        2001 .............................     0.40%      916,433    11.327538      10,380,930       0.00%      -30.59%
        2000 .............................     0.40%      647,094    16.319202      10,560,058       0.00%      -15.72%
        1999 .............................     0.40%      128,669    19.361969       2,491,285       0.00%       84.02%

     Strong Opportunity Fund II, Inc.
        2003 .............................     0.40%    1,423,338     9.397220      13,375,420       0.08%       36.46%
        2002 .............................     0.40%    1,740,569     6.886442      11,986,327       0.50%      -27.11%
        2001 .............................     0.40%    1,042,724     9.447854       9,851,504       0.65%       -4.09%
        2000 .............................     0.40%       72,473     9.828296         712,286       0.00%       -1.49% 5/1/00

     T. Rowe Price Equity Income Portfolio - II
        2003 .............................     0.40%    1,166,336    12.612824      14,710,791       1.80%       24.67%
        2002 .............................     0.40%       16,487    10.116880         166,797       0.77%        1.17% 9/3/02

     T. Rowe Price Mid Cap Growth Portfolio - II
        2003 .............................     0.40%      513,748    14.089414       7,238,408       0.00%       37.54%
        2002 .............................     0.40%       11,398    10.243767         116,758       0.00%        2.44% 9/3/02

     Turner GVIT Growth Focus Fund - Class I
        2003 .............................     0.40%       48,390     3.293722         159,383       0.00%       50.36%
        2002 .............................     0.40%        6,098     2.190553          13,358       0.00%      -43.09%
        2001 .............................     0.40%        2,944     3.848878          11,331       0.00%      -39.27%

     Van Eck WIT - Worldwide Emerging Markets Fund
        2003 .............................     0.40%       69,877    10.608507         741,291       0.11%       53.57%
        2002 .............................     0.40%      170,526     6.907806       1,177,961       0.21%       -3.29%
        2001 .............................     0.40%       93,450     7.142729         667,488       0.00%       -2.20%
        2000 .............................     0.40%       41,537     7.303734         303,375       0.00%      -42.10%
        1999 .............................     0.40%       10,044    12.613718         126,692       0.00%       99.48%

     Van Eck WIT - Worldwide Hard Assets Fund
        2003 .............................     0.40%      111,979    11.413041       1,278,021       0.41%       44.50%
        2002 .............................     0.40%       38,434     7.898317         303,564       0.75%       -3.22%
        2001 .............................     0.40%       13,391     8.161281         109,288       1.04%      -10.80%
        2000 .............................     0.40%        3,041     9.149843          27,825       0.70%       10.96%
        1999 .............................     0.40%          252     8.246159           2,078       0.82%       20.52%

                                             Contract                                            Investment
                                             Expense                  Unit         Contract        Income      Total
                                              Rate*       Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   --------   ----------   --------------   ----------   ---------
     Van Kampen UIF - Emerging Markets Debt Portfolio
        2003 .............................     0.40%     200,179   $14.693571   $    2,941,344      0.00%      27.35%
        2002 .............................     0.40%     159,659    11.537562        1,842,076      8.74%       8.79%
        2001 .............................     0.40%      80,313    10.605749          851,780     10.76%       9.66%
        2000 .............................     0.40%      28,939     9.671636          279,887     13.84%      10.94%
        1999 .............................     0.40%      12,553     8.717559          109,432     20.09%      28.86%

     Van Kampen UIF - Mid Cap Growth Portfolio
        2003 .............................     0.40%     142,586     5.907110          842,271      0.00%      41.20%
        2002 .............................     0.40%     265,456     4.183540        1,110,546      0.00%     -31.43%
        2001 .............................     0.40%     127,633     6.101338          778,732      0.00%     -29.60%
        2000 .............................     0.40%       8,201     8.666239           71,072      0.00%     -13.34% 5/1/00

     Van Kampen UIF - U.S. Real Estate Portfolio
        2003 .............................     0.40%     698,195    16.228488       11,330,649      0.00%      36.96%
        2002 .............................     0.40%     636,267    11.848822        7,539,014      4.01%      -1.18%
        2001 .............................     0.40%     318,295    11.990690        3,816,577      5.40%       9.40%
        2000 .............................     0.40%     111,390    10.960329        1,220,871      8.01%       4.19%
        1999 .............................     0.40%      38,697     8.593033          332,525      4.73%      -3.76%
                                                                                --------------

   Contract Owners' Equity Total By Year

      2003 ..................................................................   $3,032,894,231
                                                                                ==============
      2002 ..................................................................   $2,276,440,710
                                                                                ==============
      2001 ..................................................................   $2,087,035,414
                                                                                ==============
      2000 ..................................................................   $1,414,892,441
                                                                                ==============
      1999 ..................................................................   $  648,293,593
                                                                                ==============

* This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.


                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2003 and 2002, and the related consolidated statements of earnings, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2003. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the consolidated financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.



/s/ KPMG LLP


Columbus, Ohio
March 11, 2004

                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a
             wholly owned subsidiary of Nationwide Financial Services, Inc.)

                            Consolidated Statements of Earnings

                                        (in millions)

                                                                                                            YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                2003          2002           2001
====================================================================================================================================

REVENUES:
Policy charges                                                                                 $ 924.1       $ 973.8       $1,017.3
Life insurance premiums                                                                          279.8         259.9          251.1
Net investment income                                                                          1,980.0       1,838.5        1,724.7
Net realized gains (losses) on investments, hedging instruments and hedged items:
Unrelated parties                                                                               (100.8)       (107.6)         (62.7)
Related parties                                                                                      -          23.2           44.4
Other income                                                                                      12.7           8.8            8.2
------------------------------------------------------------------------------------------------------------------------------------
Total revenues                                                                                 3,095.8       2,996.6        2,983.0
------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
Interest credited to policyholder account values                                               1,300.4       1,241.2        1,238.7
Other benefits and claims                                                                        361.8         326.0          280.3
Policyholder dividends on participating policies                                                  41.2          45.2           41.7
Amortization of deferred policy acquisition costs                                                375.9         670.1          347.9
Interest expense on debt, primarily with Nationwide Financial Services, Inc. (NFS)                48.4          36.0            6.2
Other operating expenses                                                                         533.7         508.6          439.3
------------------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                                                    2,661.4       2,827.1        2,354.1
------------------------------------------------------------------------------------------------------------------------------------

Income from continuing operations before federal income tax expense                              434.4         169.5          628.9
Federal income tax expense                                                                        96.2           8.7          161.2
------------------------------------------------------------------------------------------------------------------------------------
Income from continuing operations                                                                338.2         160.8          467.7
Income from discontinued operations, net of tax                                                      -           0.7            1.2
 Cumulative effect of adoption of accounting principle, net of tax                                (0.6)            -           (7.1)
------------------------------------------------------------------------------------------------------------------------------------
Net income                                                                                     $ 337.6       $ 161.5        $ 461.8
====================================================================================================================================


See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                               Consolidated Balance Sheets
                            (in millions, except share amounts)

                                                                                                DECEMBER 31,       December 31,
                                                                                                   2003              2002
=============================================================================================================================

ASSETS:
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $25,850.2 in 2003; $23,134.3 in 2002)                       $ 26,946.8      $ 24,169.0
      Equity securities (cost $74.0 in 2003; $85.1 in 2002)                                             85.6            84.3
   Mortgage loans on real estate, net                                                                8,345.8         7,923.2
   Real estate, net                                                                                     96.5           116.6
   Policy loans                                                                                        618.3           629.2
   Other long-term investments                                                                         130.6           137.5
   Short-term investments, including amounts managed by a related party                              1,860.8         1,210.3
-----------------------------------------------------------------------------------------------------------------------------
Total invested assets                                                                               38,084.4        34,270.1
-----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                                     0.1             0.9
Accrued investment income                                                                              367.1           328.7
Deferred policy acquisition costs                                                                    3,219.3         2,971.1
Other assets                                                                                         1,815.5         1,243.6
Assets held in separate accounts                                                                    57,084.5        47,208.2
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                     $ 100,570.9      $ 86,022.6
=============================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY:
Future policy benefits and claims                                                                 $ 35,322.3      $ 31,679.8
Short-term debt                                                                                        199.8               -
Long-term debt, payable to NFS                                                                         700.0           600.0
Other liabilities                                                                                    3,264.7         2,985.8
Liabilities related to separate accounts                                                            57,084.5        47,208.2
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                   96,571.3        82,473.8
-----------------------------------------------------------------------------------------------------------------------------

Shareholder's equity:
Capital shares, $1 par value.  Authorized 5.0 million shares; 3.8 million shares issued                  3.8             3.8
   and outstanding
  Additional paid-in capital                                                                           271.3           171.1
  Retained earnings                                                                                  3,257.2         2,979.6
  Accumulated other comprehensive income                                                               467.3           394.3
-----------------------------------------------------------------------------------------------------------------------------
Total shareholder's equity                                                                           3,999.6         3,548.8
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities and shareholder's equity                                                       $ 100,570.9      $ 86,022.6
=============================================================================================================================




See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity
                  Years Ended December 31, 2003, 2002 and 2001
                                  (in millions)



                                                                                                      ACCUMULATED
                                                                           ADDITIONAL                 OTHER            TOTAL
                                                               CAPITAL     PAID-ON     RETAINED       COMPREHENSIVE    SHAREHOLDER'S
                                                               SHARES      CAPITAL     EARNINGS       INCOME           EQUTY
=================================================================================================================================
=================================================================================================================================

Balance as of January 1, 2001                                     $ 3.8     $ 646.1    $2,436.3         $ 116.7        $ 3,202.9

Comprehensive income:
Net income                                                            -           -       461.8               -            461.8
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -            98.2             98.2
Cumulative effect of adoption of accounting principles,
   net of tax                                                         -           -           -            (1.4)            (1.4)
Accumulated net losses on cash flow hedges, net of tax                -           -           -            (8.8)            (8.8)
                                                                                                                  ---------------
Total comprehensive income                                                                                                 549.8
                                                                                                                  ---------------
Dividend to NFS                                                       -           -       (35.0)              -            (35.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2001                                   $ 3.8     $ 646.1    $2,863.1         $ 204.7        $ 3,717.7
=================================================================================================================================

Comprehensive income:
Net income                                                            -           -       161.5               -            161.5
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -           178.6            178.6
Accumulated net gains on cash flow hedges, net of tax                 -           -           -            11.0             11.0
                                                                                                                  ---------------
Total comprehensive income                                                                                                 351.1
                                                                                                                  ---------------
Returns of capital to NFS                                             -      (475.0)          -               -           (475.0)
Dividend to NFS                                                       -           -       (45.0)              -            (45.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                   $ 3.8     $ 171.1    $2,979.6         $ 394.3        $ 3,548.8
=================================================================================================================================

Comprehensive income:
Net income                                                            -           -       337.6               -            337.6
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -            99.6             99.6
Accumulated net losses on cash flow hedges, net of tax                -           -           -           (26.6)           (26.6)
                                                                                                                  ---------------
Total comprehensive income                                                                                                 410.6
                                                                                                                  ---------------
Capital contributed by NFS                                            -       200.2           -               -            200.2
Return of capital to NFS                                              -      (100.0)          -               -           (100.0)
Dividend to NFS                                                       -           -       (60.0)              -            (60.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                   $ 3.8     $ 271.3    $3,257.2         $ 467.3        $ 3,999.6
=================================================================================================================================




See accompanying notes to unaudited consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                     Consolidated Statements of Cash Flows
                                 (in millions)

                                                                                    YEARS ENDED DECEMBER 31,
                                                                                   ----------------------------------------
                                                                                       2003          2002          2001
===========================================================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                             $ 337.6       $ 161.5       $ 461.8
Adjustments to reconcile net income to net cash provided by operating activities:
  Income from discontinued operations                                                        -          (0.7)         (1.2)
  Interest credited to policyholder account values                                     1,300.4       1,241.2       1,238.7
  Capitalization of deferred policy acquisition costs                                   (567.2)       (648.2)       (743.0)
  Amortization of deferred policy acquisition costs                                      375.9         670.1         347.9
  Amortization and depreciation                                                           69.3          (0.7)        (31.5)
  Realized losses (gains) on investments, hedging instruments and hedged items:
Unrelated parties                                                                        100.8         107.6          62.7
Related parties                                                                              -         (23.2)        (44.4)
  Cumulative effect of adoption of accounting principles                                  (0.9)            -          10.9
  Increase in other assets                                                              (640.7)       (606.1)       (271.8)
  Increase in policy and other liabilities                                               299.1         463.1         335.8
  Other, net                                                                               1.1          11.0         (47.0)
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by continuing operations                                         1,275.4       1,375.6       1,318.9
    Net cash provided by discontinued operations                                             -           0.7           1.7
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by operating activities                                          1,275.4       1,376.3       1,320.6
---------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from maturity of available-for-sale securities                                4,101.6       3,887.7       3,933.9
Proceeds from sale of available-for-sale securities                                    2,220.5       1,534.9         497.2
Proceeds from repayments of mortgage loans on real estate                              1,478.3       1,009.0       1,204.4
Proceeds from sale of limited partnership to related parties                                 -          54.5         158.9
Cost of available-for-sale securities acquired                                        (9,366.7)     (9,874.5)     (7,123.6)
Cost of mortgage loans on real estate acquired                                        (1,914.4)     (1,810.2)     (2,123.1)
Short-term investments, net                                                             (639.9)       (193.1)       (568.7)
Disposal of subsidiary, net of cash                                                          -         (20.0)            -
Other, net                                                                               254.2         (31.8)        697.0
---------------------------------------------------------------------------------------------------------------------------
    Net cash used in investing activities                                             (3,866.4)     (5,443.5)     (3,324.0)
    Net cash provided by discontinued operations                                             -             -           0.6
---------------------------------------------------------------------------------------------------------------------------
    Net cash used in investing activities                                             (3,866.4)     (5,443.5)     (3,323.4)
---------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Net change in short-term debt                                                            199.8        (100.0)        (18.7)
Net proceeds from issuance of long-term debt to NFS                                      100.0         300.0         300.0
Capital contributed by NFS                                                               200.2             -             -
Capital returned to NFS                                                                 (100.0)       (475.0)            -
Cash dividends paid to NFS                                                               (60.0)        (35.0)        (35.0)
Increase in investment and universal life insurance product account values             5,116.1       6,278.9       5,976.7
Decrease in investment and universal life insurance product account values            (2,865.9)     (1,923.4)     (4,216.0)
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by financing activities                                          2,590.2       4,045.5       2,007.0
---------------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash                                                           (0.8)        (21.7)          4.2
Cash, beginning of period                                                                  0.9          22.6          18.4
---------------------------------------------------------------------------------------------------------------------------
Cash, end of period                                                                      $ 0.1         $ 0.9        $ 22.6
===========================================================================================================================


 See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS


     Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of life insurance and retirement savings products in the United States of America (U.S.) and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans, other investment products sold to institutions, life insurance and an advisory services program. The Company markets its products through a diverse distribution network, including independent broker/dealers, wirehouse and regional firms, financial institutions, pension plan administrators, life insurance specialists, certified public accounting firms and the following affiliated producers: Nationwide Retirement Solutions, TBG Financial, Nationwide Provident agents and Nationwide agents.


     Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP), which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The Ohio Department of Insurance has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See also note 14 for discussion of statutory capital requirements and dividend limitations.

     In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs (DAC) for investment products, universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and accruals related to federal income taxes and pension and other postretirement benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates and management believes the amounts provided are appropriate.

     (a)  Consolidation Policy

          The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest and, as discussed in note 2(n), effective December 31, 2003, the Company applied the provisions of FIN 46R to those special purpose entities (SPIEs) with which it is associated. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

              Notes to Consolidated Financial Statements, Continued

     (b)  Valuation of Investments, Investment Income and Related Gains and
          Losses

          The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs (DAC), future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholders' equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

          The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgage-backed and asset-backed securities. In these cases, a separate "structured product pricing matrix" has been developed to value, as appropriate, using the same methodology described above. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2003, 68% of the fair values of fixed maturity securities were obtained from independent pricing services, 21% from the Company's pricing matricies and 11% from other sources.

          Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, specific credit issues related to the issuer, and current economic conditions. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment.

          Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been an adverse change in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment is recognized and the purchased beneficial interest is written down to fair value.

          Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

          For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

          The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb its best estimate of probable credit losses inherent in the portfolio at the balance sheet date. The valuation allowance for mortgage loans is comprised of a specific component, based on known impairments by specific loan and an unallocated component that is derived based on the Company's estimate of impairments inherent in the portfolio at the balance sheet date, but not specifically identified by loan. The unallocated component is derived for principal amounts related to loans without a specific reserve. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

          Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

          Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company's mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

     (c)  Derivative Instruments

          Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

          The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recognized into AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

          Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

          From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields. The Company may enter into a cross-currency basis swap (pay a variable US rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting, or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

     (d)  Revenues and Benefits

          Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

     (e)  Deferred Policy Acquisition Costs

          The costs of acquiring business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new or renewal business have been deferred. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

          For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

          The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is 8 percent growth per year. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15 percent during the three-year reversion period.

          Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

          Due to the magnitude of the DAC balance related to the individual variable annuity business, the sensitivity of the calculation to minor changes in the underlying assumptions, the complexity and judgments involved in related estimate, and the related volatility that could result in the reported DAC balance without meaningful improvement in its reasonableness, the Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. Should the recorded balance of individual variable annuity DAC fall outside of these parameters for a prescribed period of time, or should the recorded balance fall outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and the DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. In the event DAC assumptions are unlocked and revised, the Company will continue to use the reversion to the mean process.

          For other investment products and universal life insurance products, DAC is set each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently as a charge or credit to DAC amortization expense.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          For traditional life insurance products, DAC is predominantly being amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are performed as required.

     (f)  Separate Accounts

          Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

     (g)  Future Policy Benefits

          The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

          The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 3.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

          The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2003 and 2002, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and therefore resulted in the use of a lower discount rate, as discussed in note 2(b).

     (h)  Participating Business

          Participating business represented approximately 13% in 2003 (15% in 2002 and 17% in 2001) of the Company's life insurance in-force, 56% of the number of life insurance policies in-force in 2003 (59% in 2002 and 63% in 2001), and 11% of life insurance statutory premiums in 2003 (9% in 2002 and 9% in 2001). The provision for policyholder dividends was based on then current dividend scales and has been included in Future policy benefits and claims in the accompanying consolidated balance sheets.

     (i)  Federal Income Tax

          The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

     (j)  Reinsurance Ceded

          Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.

     (k)  Recently Issued Accounting Pronouncements

          In December 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 132 (revised 2003) Employers' Disclosures about Pensions and Other Postretirement Benefits an amendment of FASB Statements No. 87, 88 and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change the measurement or recognition of those plans under existing guidance. Disclosures previously required under SFAS No. 132 Employers' Disclosures about Pensions and Other Postretirement Benefits, which was replaced by SFAS 132R, were retained. In addition, SFAS 132R requires additional disclosures about the assets, obligations, cash flows, and net periodic benefit cost of defined benefit pension plans and other defined benefit pension plans. The Company adopted SFAS 132R effective December 31, 2003, except for disclosures about estimated benefit payments, which is expected to be adopted in the second quarter of 2004, as permitted by SFAS 132R.

          In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN
          46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIEs) where (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or (ii) the entity does not have sufficient equity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE, but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applies to entities formed after January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. In October 2003, the FASB delayed the implementation date of FIN 46 for VIEs acquired prior to January 31, 2003 to interim periods ending after December 15, 2003, with early adoption permitted.

          In December 2003, the FASB issued Interpretation No. 46 (revised December 2003) Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46R) that required all public companies to apply the provisions of FIN 46 or FIN 46R to special purpose entities created prior to February 1, 2003. Once adopted by an entity, FIN 46R replaces FIN 46. Public companies, including the Company, at a minimum, must apply the unmodified provisions of FIN 46 to entities that were considered "special purpose entities" in practice and under applicable FASB pronouncements or guidance by the end of the first reporting period ending after December 15, 2003. The Company had no special purpose entity VIE's as of December 31, 2003.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          The Company is required to apply the provisions of FIN 46R to all entities created after December 31, 2003 and to all other entities no later than the beginning of the first reporting period beginning after March 15, 2004. FIN 46 may be applied on a prospective basis with a cumulative effect adjustment made as of the date of initial application or by restating previously issued financial statements for one or more years with a cumulative effect adjustment as of the beginning of the first year restated. The Company plans to adopt the remaining provisions of FIN 46R during the first quarter of 2004. The adoption of the remaining provisions of FIN 46R is not expected to have a material impact on the results of operations or financial position of the Company.

          In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1). SOP 03-1 addresses a number of topics; the most significant of which to the Company is the accounting for contracts with guaranteed minimum death benefits
          (GMDB). SOP 03-1 requires companies to evaluate the significance of the GMDB benefit to determine whether the contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, return based on a contractually referenced pool of assets or index, annuitization options and sales inducements to contract holders. The Company adopted SOP 03-1 on January 1, 2004. As a result, the Company expects to record a cumulative effect adjustment resulting from the adoption of accounting principles of approximately $3.3 million, net of tax, during the first quarter of 2004. See note 21 for further discussion.

          In May 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as a cumulative effect of a change in accounting principle. The adoption of SFAS 150 on July 1, 2003 did not have any impact on the results of operations or financial position of the Company.

          In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 did not have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          In April 2003, the FASB released Statement 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG B36). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance and similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation was the first day of the first fiscal quarter beginning after September 15, 2003, October 1, 2003 for the Company. Upon adoption of DIG B36 on October 1, 2003, the Company recorded a derivative liability of $0.9 million, deferred taxes of $0.3 million and a charge of $0.6 million as a cumulative effect of adoption of this accounting principal.

          In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees - an Iinterpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of FIN 45 on January 1, 2003 did not have a material impact on the financial position or results of operations of the Company.

          In June 2002, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 did not have any impact on the financial position or results of operations of the Company.

          In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statements No. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS 145), which the Company adopted on October 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

          In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB 30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale, while providing additional criteria to determine when a long-lived asset is actually held-for-sale. SFAS 144 also broadens the definition of "discontinued operations," but does not allow for the accrual of future operating losses before they occur as previously required by APB 30. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          In July 2001, the FASB issued SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002, at which time, the Company had no unamortized goodwill and therefore, the adoption of SFAS 142 did not have any impact on the results of operations or financial position of the Company.

          In June 1998, the FASB issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 (SFAS 137), and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities (SFAS 138), was adopted by the Company effective January 1, 2001. All references hereafter to SFAS 133 include the amendments outlined in SFAS 137 and SFAS 138. Upon adoption, the provisions of SFAS 133 were applied prospectively.

          SFAS 133, establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

          The adoption of SFAS 133 resulted in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income in 2001. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) was recorded in AOCI as of January 1, 2001. The adoption of SFAS 133 resulted in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million.

          The adoption of SFAS 133 increases the Company's exposure to the volatility of reported earnings and other comprehensive income. The amount of volatility will, in part, vary with the level of derivative and hedging activities, fluctuations in market interest rates, foreign currency exchange rates and other hedged risks, during any period; and the effectiveness of hedging derivatives in offsetting changes in fiar value and cash flows attributable to those hedged risks.

          In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on certain asset-backed investment securities that are not of high credit quality. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is less than its carrying value and that there has been an adverse change in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $2.3 million with a corresponding increase to AOCI.

     (l)  Discontinued Operations

          As described more fully in note 15, NLIC paid a dividend to NFS in the form of all of the shares of common stock of Nationwide Securities, Inc. (NSI), a wholly owned broker/dealer subsidiary engaged in the asset management business. The accompanying consolidated financial statements and related notes reflect this business as discontinued operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     (m)  Reclassification

          Certain items in the 2002 and 2001 consolidated financial statements and related footnotes have been reclassified to conform to the 2003 presentation.

(3)  INVESTMENTS

     The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2003 and 2002 were:

                                                                                GROSS         GROSS
                                                               AMORTIZED     UNREALIZED    UNREALIZED      ESTIMATED
(in millions)                                                    COST           GAINS        LOSSES       FAIR VALUE
=======================================================================================================================

December 31, 2003:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
        Government corporations and agencies                      $1,042.5        $ 61.0         $ 1.9        $1,101.6
    Obligations of states and political subdivisions                 167.6           1.0           5.2           163.4
    Debt securities issued by foreign governments                     51.8           2.0           0.8            53.0
    Public securities                                             10,000.0         503.7          26.2        10,477.5
    Private securities                                             6,454.2         469.1          25.3         6,898.0
    Mortgage-backed securities - U.S. Government backed            3,990.1          73.9          21.8         4,042.2
    Asset-backed securities                                        4,144.0         129.0          61.9         4,211.1
-----------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities                           25,850.2       1,239.7         143.1        26,946.8
  Equity securities                                                   74.0          11.8           0.2            85.6
-----------------------------------------------------------------------------------------------------------------------
Total                                                            $25,924.2      $1,251.5       $ 143.3       $27,032.4
=======================================================================================================================

DECEMBER 31, 2002:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
        Government corporations and agencies                       $ 774.3        $ 64.4         $ 0.3         $ 838.4
    Obligations of states and political subdivisions                  20.8           1.1             -            21.9
    Debt securities issued by foreign governments                     39.3           2.7             -            42.0
    Public securities                                              8,744.3         445.4          75.2         9,114.5
    Private securities                                             5,399.2         489.1          41.4         5,846.9
    Mortgage-backed securities - U.S. Government backed            4,347.5         146.5           0.1         4,493.9
    Asset-backed securities                                        3,808.9         157.3         154.8         3,811.4
-----------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities                           23,134.3       1,306.5         271.8        24,169.0
  Equity securities                                                   85.1           7.1           7.9            84.3
-----------------------------------------------------------------------------------------------------------------------
Total                                                            $23,219.4      $1,313.6       $ 279.7       $24,253.3
=======================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2003, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                              AMORTIZED      ESTIMATED
(in millions)                                                                                   COST         FAIR VALUE
=========================================================================================================================

Fixed maturity securities available-for-sale:
   Due in one year or less                                                                       $1,056.7       $1,079.1
   Due after one year through five years                                                          7,442.2        7,784.5
   Due after five years through ten years                                                         6,704.7        7,123.5
   Due after ten years                                                                            2,512.5        2,706.4
-------------------------------------------------------------------------------------------------------------------------
Subtotal                                                                                         17,716.1       18,693.5
    Mortgage-backed securities - U.S. Government backed                                           3,990.1        4,042.2
    Asset-backed securities                                                                       4,144.0        4,211.1
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                           $25,850.2      $26,946.8
=========================================================================================================================

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

(in millions)                                                                                   2003            2002
=========================================================================================================================

Unrealized gains, before adjustments and taxes                                               $    1,108.2    $   1,033.9
Adjustment to deferred policy acquisition costs                                                    (243.7)        (300.6)
Adjustment to future policy benefits and claims                                                    (110.6)        (133.2)
Deferred federal income tax                                                                        (264.2)        (210.0)
-------------------------------------------------------------------------------------------------------------------------
Net unrealized gains                                                                         $      489.7    $     390.1
=========================================================================================================================


An analysis of the change in gross unrealized gains on securities available-for-sale for the years ended December 31:

(in millions)                                                                   2003            2002            2001
=========================================================================================================================

   Fixed maturity securities                                                       $ 61.9         $ 625.5        $ 212.0
   Equity securities                                                                 12.4           (11.8)           5.5
-------------------------------------------------------------------------------------------------------------------------
Net change                                                                         $ 74.3         $ 613.7        $ 217.5
=========================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     An analysis of selected data about gross unrealized losses on available-for-sale securities by time on an unrealized loss position as of December 31, 2003 and 2002 follows:

                                      LESS THAN OR EQUAL TO                  MORE                      TOTAL
                                             ONE YEAR                   THAN ONE YEAR
                                     -------------------------------------------------------------------------------------
                                                       GROSS                      GROSS                         GROSS
                                      ESTIMATED     UNREALIZED    ESTIMATED    UNREALIZED      ESTIMATED      UNREALIZED
(in millions)                         FAIR VALUE      LOSSES      FAIR VALUE     LOSSES        FAIR VALUE       LOSSES
==========================================================================================================================
December 31, 2003:
  Fixed maturity securities:
    U.S. Treasury securities and          $ 154.4         $ 1.9          $ -           $ -         $ 154.4          $ 1.9
       obligations of U.S.
       Government corporations
       and agencies
    Obligations of states and               123.4           5.2            -             -           123.4            5.2
      political subdivisions
    Debt securities issued by                19.9           0.8            -             -            19.9            0.8
      foreign governments
    Public securities                     1,236.7          24.5         31.7           1.7         1,268.4           26.2
    Private securities                      832.3          21.4         49.1           3.9           881.4           25.3
    Mortgage-backed securities -            984.9          21.7          5.3           0.1           990.2           21.8
       U.S. Government backed
    Asset-backed securities                 787.0          36.2        260.4          25.7         1,047.4           61.9
--------------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities   4,138.6         111.7        346.5          31.4         4,485.1          143.1
  Equity securities                           6.2           0.1          2.0           0.1             8.2            0.2
--------------------------------------------------------------------------------------------------------------------------
Total                                   $ 4,144.8       $ 111.8      $ 348.5        $ 31.5       $ 4,493.3        $ 143.3
==========================================================================================================================
% of gross unrealized loss                                 78.0%                      22.0%

DECEMBER 31, 2002:
  Fixed maturity securities:
    U.S. Treasury securities and           $ 55.3         $ 0.3          $ -           $ -          $ 55.3          $ 0.3
       obligations of U.S.
       Government corporations
       and agencies
    Obligations of states and                   -             -            -             -               -              -
      political subdivisions
    Debt securities issued by                   -             -            -             -               -              -
      foreign governments
    Public securities                       590.5          46.5        266.7          28.7           857.2           75.2
    Private securities                      245.6          32.8         70.4           8.6           316.0           41.4
    Mortgage-backed securities -             51.4           0.1         19.6             -            71.0            0.1
       U.S. Government backed
    Asset-backed securities                 576.3          62.6        260.8          92.2           837.1          154.8
--------------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities   1,519.1         142.3        617.5         129.5         2,136.6          271.8
  Equity securities                          24.6           3.9         16.1           4.0            40.7            7.9
--------------------------------------------------------------------------------------------------------------------------
Total                                   $ 1,543.7       $ 146.2      $ 633.6       $ 133.5       $ 2,177.3        $ 279.7
==========================================================================================================================
% of gross unrealized loss                                 52.3%                      47.7%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Proceeds from the sale of securities available-for-sale during 2003, 2002 and 2001 were $2.22 billion, $1.53 billion and $497.2 million, respectively. During 2003, gross gains of $104.0 million ($42.0 million and $31.3 million in 2002 and 2001, respectively) and gross losses of $27.6 million ($16.6 million and $10.1 million in 2002 and 2001, respectively) were realized on those sales.

     The Company had $27.2 million and $28.0 million of real estate investments as of December 31, 2003 and 2002, respectively, that were non-income producing during the preceding twelve months.

     Real estate is presented at cost less accumulated depreciation of $22.4 million as of December 31, 2003 ($18.6 million as of December 31, 2002). The carrying value of real estate held for disposal totaled $10.5 million and $46.0 million as of December 31, 2003 and 2002, respectively.

     The recorded investment of mortgage loans on real estate considered to be impaired was $46.3 million as of December 31, 2003 ($27.4 million as of December 31, 2002), which includes $46.3 million ($10.9 million as of December 31, 2002) of impaired mortgage loans on real estate for which the related valuation allowance was $3.9 million ($2.5 million as of December 31, 2002). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2003, the average recorded investment in impaired mortgage loans on real estate was $15.4 million ($5.5 million in 2002) and interest income recognized on those loans using the cash-basis method of income recognition, totaled $3.3 million in 2003 ($0.1 million in 2002).

     Activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31 was:

(in millions)                                                                   2003           2002         2001
=================================================================================================================

Allowance, beginning of period                                               $    43.4    $     42.9  $     45.3
Net (reductions) additions (credited) charged to allowance                       (14.3)          0.5        (2.4)
--------------------------------------------------------------------------------------------------------------
Allowance, end of period                                                     $    29.1    $     43.4  $     42.9
=================================================================================================================


     During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and expected losses incurred as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $12.1 million.

     An analysis of investment income (loss) from continuing operations by investment type follows for the years ended December 31:

(in millions)                                                                 2003           2002           2001
=====================================================================================================================

Securities available-for-sale:
   Fixed maturity securities                                                  $1,453.1        1,332.5        1,181.1
   Equity securities                                                               1.4            1.9            1.8
Mortgage loans on real estate                                                    579.7          563.8          527.9
Real estate                                                                       21.7           26.8           33.1
Short-term investments                                                             9.3           12.6           28.0
Derivatives                                                                     (100.3)         (79.6)         (19.7)
Other                                                                             64.8           31.0           20.9
---------------------------------------------------------------------------------------------------------------------
    Gross investment income                                                    2,029.7        1,889.0        1,773.1
Less investment expenses                                                          49.7           50.5           48.4
---------------------------------------------------------------------------------------------------------------------
    Net investment income                                                     $1,980.0        1,838.5        1,724.7
=====================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     An analysis of net realized losses on investments, hedging instruments and hedged items, by source follows for the years ended December 31:

(in millions)                                                              2003           2002           2001
=============================================================================================================
UNRELATED PARTIES:
Realized gains on sales, net of hedging losses:
Fixed maturity securities, available-for-sale                     $          98.5      $ 42.0         $ 30.1
Hedging losses on fixed maturity sales                                      (42.4)      (36.2)          (1.5)
Equity securities, available-for-sale                                         5.5           -            1.2
Real estate                                                                   4.2        14.0            3.3
Mortgage loans on real estate                                                 3.0         3.2           11.2
Mortgage loan hedging losses                                                 (2.4)       (1.2)          (8.1)
Other                                                                           -         0.1            1.2
-------------------------------------------------------------------------------------------------------------
Total realized gains on sales - unrelated parties                            66.4        21.9           37.4
-------------------------------------------------------------------------------------------------------------

Realized losses on sales, net of hedging gains:
Fixed maturity securities, available-for-sale                               (27.2)      (15.7)          (9.3)
Hedging gains on fixed maturity sales                                         9.2        10.7            0.1
Equity securities, available-for-sale                                        (0.4)       (0.9)          (0.8)
Real estate                                                                  (0.3)       (3.0)          (1.4)
Mortgage loans on real estate                                                (5.0)       (3.3)          (0.6)
Mortgage loan hedging gains                                                   0.5         0.9              -
Other                                                                        (2.0)       (1.0)          (7.7)
-------------------------------------------------------------------------------------------------------------
Total realized losses on sales - unrelated parties                          (25.2)      (12.3)         (19.7)
-------------------------------------------------------------------------------------------------------------

Other-than-temporary impairments:
Fixed maturity securities, available-for-sale                              (159.4)     (111.6)         (66.1)
Equity securities, available-for-sale                                        (8.0)          -          (13.8)
Real estate                                                                  (0.8)       (2.4)             -
Mortgage loans on real estate                                                11.7        (6.3)          (0.7)
-------------------------------------------------------------------------------------------------------------
Total other-than-temporary impairments                                  (156.5)        (120.3)         (80.6)
-------------------------------------------------------------------------------------------------------------

Credit default swaps                                                         13.3        (6.4)          (0.5)
Derivatives, excluding hedging gains and losses on                            1.2         9.5            0.7
   sales, and credit default swaps
-------------------------------------------------------------------------------------------------------------
Total unrelated parties                                                    (100.8)     (107.6)         (62.7)
Gain on sale of limited partnership - related party                             -        23.2           44.4
-------------------------------------------------------------------------------------------------------------
Net realized losses on investments,                                      $ (100.8)    $ (84.4)       $ (18.3)
   hedging instruments and hedged items
=============================================================================================================


     Fixed maturity securities with an amortized cost of $7.8 million as of December 31, 2003 and $7.3 million as of December 31, 2002 were on deposit with various regulatory agencies as required by law.

     As of December 31, 2003 and 2002 the Company had pledged fixed maturity securities with a fair value of $101.2 million and $152.4 million, respectively, as collateral to various derivative counterparties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     As of December 31, 2003 and 2002 the Company held collateral of $544.5 million and $413.1 million, respectively, on derivative transactions. This amount is invested in short-term investments with a corresponding liability recorded in other liabilities. The Company also held $163.0 million and $25.9 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2003 and 2002, respectively.

     As of December 31, 2003 and 2002, the Company had loaned securities with a fair value of $958.1 million and $950.5 million, respectively. As of December 31, 2003 and 2002 the Company held collateral of $976.6 million and $974.5 million, respectively. This amount is invested in short-term investments with a corresponding liability recorded in other liabilities.

(4)  DEFERRED POLICY ACQUISITION COSTS

     As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

     Therefore, the Company recorded an acceleration of DAC amortization totaling $347.1 million, before tax, or $225.6 million, net of $121.5 million of federal income tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Individual Annuity
     - $213.4 million, Institutional Products - $7.8 million and Life Insurance
     - $4.4 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's anchor date for reversion to the mean calculations to September 30, 2002, and resetting the assumption for net separate account growth to 8 percent during the three-year reversion period for all investment products and variable life insurance products, as well as increasing the future lapses and costs related to guaranteed minimum death benefits (GMDB) on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

(5)  VARIABLE ANNUITY CONTRACTS

     The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. There are three primary guarantee types that are provided under non-traditional variable annuity contracts:
     (1) Guaranteed Minimum Death Benefits (GMDB); (2) Guaranteed Minimum Accumulation Benefits (GMAB); and (3) Guaranteed Minimum Income Benefits
     (GMIB).

     The GMDB provides a specified minimum return upon death. Many, but not all of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse and the survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor's death. There are six primary GMDB types that the company offers.

          o RETURN OF PREMIUM - provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as "net premiums". There are two variations of this benefit. In general, there is no lock in age for this benefit, however for some contracts, the GMDB reverts to the account value at a specified age, typically age 75.

          o RESET - provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90 and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          o RATCHET - provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference being based on the definition of anniversary: monthaversary - evaluated monthly, annual - evaluated annually, and five-year - evaluated every fifth year.

          o ROLLUP - provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86 and for others the GMDB reverts to the account value at age 75.

          o COMBO - provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

          o EARNINGS ENHANCEMENT - provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit, one where the benefit expires at age 86 and a credit of 4% of account value is deposited into the contract and the second where the benefit doesn't have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

     The GMAB is a living benefit that provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options (GTOs) or adherence to limitations required by an approved asset allocation strategy.

     The GMIB is a living benefit that provides the contract holder with a guaranteed annuitization value. The GMIB types are:

          o RATCHET - provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

          o ROLLUP - provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

          o COMBO - provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees as of December 31, 2003 and 2002:

                                                  2003                                             2002
                               -----------------------------------------------  ----------------------------------------------
                                  ACCOUNT       NET AMOUNT       WTD. AVG.         Account      Net amount       Wtd. Avg.
(in millions)                      VALUE         AT RISK 1     ATTAINED AGE         value         at risk 1    attained age
==============================================================================================================================

GMDB:
   Return of premium               $ 9,760.0  $         199.8            56.0    $   8,737.4   $        736.7            54.0
   Reset                            17,534.2            569.4            61.0       14,710.3          1,776.9            60.0
   Ratchet                           8,147.7            141.0            63.0        6,058.3            411.2            63.0
   Roll-up                             669.7             22.2            68.0          616.7             32.8            67.0
   Combo                             2,128.7             39.6            67.0        1,104.0            111.6            65.0
------------------------------------------------------------------------------------------------------------------------------
Subtotal                          $ 38,240.3            972.0            61.0     $ 31,226.7          3,069.2            59.0
                               ==============                                    =============
Earnings enhancement                 $ 314.1             10.9            59.0        $ 213.1              1.7            61.0
                                             -----------------------------------              --------------------------------
Total - GMDB                                          $ 982.9            61.0                       $ 3,070.9            59.0
                                             ===================================              ================================

GMAB:
5 Year                                $ 79.9            $ 0.1             N/A            n/a              n/a             n/a
7 Year                                 125.5              0.5             N/A            n/a              n/a             n/a
10 Year                                 43.4              0.1             N/A            n/a              n/a             n/a
------------------------------------------------------------------------------------------------------------------------------
Total - GMAB                         $ 248.8            $ 0.7             N/A            n/a              n/a             n/a
==============================================================================================================================

GMIB: 2
Ratchet                              $ 416.6              $ -             N/A        $ 307.8              $ -             n/a
Roll-up                              1,131.9                -             N/A          664.4                -             n/a
Combo                                    1.1                -             N/A            0.1                -             n/a
------------------------------------------------------------------------------------------------------------------------------
Total - GMIB                       $ 1,549.6              $ -             N/A        $ 972.3              $ -             n/a
==============================================================================================================================

1 Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value and zero. As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2005.

2 The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no net GMIB exposure.

     Please refer to note 8 for discussion about the use of derivatives in managing the guarantee risks discussed above. Also, refer to the equity market risk section of note 12 for discussion about the risks associated with these guarantees.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Following is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the general account for the years ended December 31, 2003 and 2002:

(in millions)                                                GMDB             GMAB             GMIB            TOTAL
==========================================================================================================================

Balance as of December 31, 2001                                 $ 10.8              $ -              $ -           $ 10.8
Change in fair value                                              23.6                -                -             23.6
Paid guarantee benefits                                          (20.7)               -                -            (20.7)
--------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                   13.7                -                -             13.7
NEW BUSINESS ACQUIRED                                                -              4.7                -              4.7
Change in fair value                                              30.0             (0.4)               -             29.6
Paid guarantee benefits, net of reinsurance                      (21.9)               -                -            (21.9)
--------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                 $ 21.8            $ 4.3              $ -           $ 26.1
==========================================================================================================================


     Account balances of contracts with guarantees were invested in separate accounts as follows as of each December 31:

(in millions)                                                                        2003            2002
===============================================================================================================

Bond mutual funds                                                                    $ 4,620.3       $ 4,476.3
Domestic equity mutual funds                                                          26,399.4        20,040.6
International equity mutual funds                                                      1,622.0         1,158.7
Money market funds                                                                     1,792.9         2,550.2
---------------------------------------------------------------------------------------------------------------
Total                                                                               $ 34,434.6      $ 28,225.8
===============================================================================================================



(6)  SHORT-TERM DEBT

     NLIC has established a $500.0 million commercial paper program under which borrowings are unsecured and are issued for terms of 364 days or less. NLIC had $199.8 million of commercial paper outstanding as of December 31, 2003 at a weighted average effective rate of 1.07%, none as of December 31, 2002. See also note 16.

     The Company paid interest on short-term debt totaling $1.3 million, $0.7 million and $5.3 million in 2003, 2002 and 2001, respectively, including $0.1 million and $0.5 million to NFS in 2003 and 2002, respectively.

(7)  LONG-TERM DEBT, PAYABLE TO NATIONWIDE FINANCIAL SERVICES, INC.

     Following is a summary of surplus notes payable to NFS as of each December 31:

(in millions)                                                                                2003              2002
====================================================================================================================

7.50% surplus note, due December 17, 2031                                                 $ 300.0           $ 300.0
8.15% surplus note, due June 27, 2032                                                       300.0             300.0
6.75% surplus note, due December 23, 2033                                                   100.0                 -
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Total long-term debt                                                                   $ 700.0           $ 600.0
====================================================================================================================


     The Company made interest payments to NFS on surplus notes totaling $47.1 million in 2003, $30.1 million in 2002 and none in 2001. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(8)  DERIVATIVE FINANCIAL INSTRUMENTS

     QUALITATIVE DISCLOSURE

     Interest Rate Risk Management

     From time to time the Company purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps and short Euro futures to manage this risk.

     Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month libor. The net receipt of a variable rate will then match the variable rate paid on the liability.

     Short Euro futures, when considered in combination with the fixed-rate instruments, effectively change the fixed rate cash flow exposure to variable rate cash flows. With short Euro futures, if interest rates rise
     (fall), the gains (losses) on the futures are recognized in investment income. When combined with the fixed income received on the investment, the gains and losses on the Euro futures contracts results in a variable stream of cash inflows, which matches the variable interest paid on the liability.

     As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short Treasury futures during the commitment period.

     With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

     Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company enters into receive fixed, pay variable interest rate swaps.

     In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

     Foreign Currency Risk Management

     In conjunction with the Company's medium-term note program, from time to time, the Company issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps resulting, when combined with the hedged obligations, in net U.S. dollar cash outflows.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     For a fixed rate liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency and pay a variable U.S. dollar rate, generally 3-month libor. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate in the foreign currency and pay a variable U.S. dollar rate, generally 3-month libor. In both cases, the terms of the foreign currency received on the swap will exactly match the terms of the foreign currency paid on the liability, thus eliminating currency risk. Because the resulting cash flows in both cases remain variable, the Company has designated such cross-currency interest rate swaps as fair value hedging relationships.

     The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates. To manage this risk, the Company uses cross-currency interest rate swaps , resulting, when combined with hedged investments, in net U.S. dollar cash inflows.

     Cross-currency interest rate swaps on investments are structured to pay a fixed rate, in the foreign currency and receive a variable U.S. dollar rate, generally 3-month libor. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. Because the resulting cash inflows remain variable, the Company has designated such cross-currency interest rate swaps in fair value hedging relationships.

     Equity Market Risk Management

     Many of the Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value, which could result in additional GMDB claims. To manage this risk, the Company has implemented a GMDB economic hedging program for primarily for certain new business generated after December 2002. The program does not qualify for hedge accounting under FAS 133, but is designed to offset changes in the value of the GMDB obligation up to a return of the contractholder's premiums paid less amounts withdrawn. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. Prior to implementation of the GMDB hedging program in 2003, the Company managed the risk of these benefits primarily by entering into reinsurance arrangements. See note 12 for additional discussion.

     The Company also offers certain variable annuity products with a guaranteed minimum accumulation benefit (GMAB) rider. The GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The GMAB is an embedded derivative, as such, the equity exposure in this product is recognized at fair value, separately from the annuity contract, with changes in fair value recognized in the income statement. The Company is exposed to equity market risk to the extent that the underlying investment options, which can include fixed and variable components, selected by the contract holder do not generate enough earnings over the life of the contract to at least equal the adjusted premiums. The Company is economically hedging the GMAB exposure for those risks that exceed a level considered acceptable by purchasing interest rate futures and shorting S&P 500 futures. The GMAB economic hedge does not qualify for hedge accounting under FAS 133.

     Other Non-Hedging Derivatives

     From time-to-time, the Company enters into basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and cash instrument provides the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

     The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

     QUANTITATIVE DISCLOSURE

     Fair Value Hedges

     During the years ended December 31, 2003, 2002 and 2001 gains of $4.2 million, $7.1 million and $2.1 million, respectively, were recognized in net realized losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

     Cash Flow Hedges

     For the year ended December 31, 2003 and 2002, the ineffective portion of cash flow hedges was a loss of $5.4 and a gain of $1.8 million in 2002. There were no net gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

     The Company anticipates reclassifying less than $0.2 million in losses out of AOCI over the next 12-month period.

     In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months or less. However, in 2003, the Company did enter into a hedge of a forecasted purchase of shares of a specified mutual fund, where delivery of the shares will occur 30 years in the future. During 2003, 2002 and 2001 the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings because it became probable that a forecasted transaction would not occur.

     Other Derivative Instruments, Including Embedded Derivatives

     Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2003, 2002 and 2001 include a net gain of $11.8 million, a net loss of $2.2 million and a net loss of $1.6 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2003, 2002 and 2001, net gains of $4.2 million, $120.4 million and a net loss of $27.7 million, respectively, were recorded in net realized losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate medium-term notes denominated in foreign currencies. An additional net gain of $0.9, loss of $119.6 million and a net gain of $26.3 million were recorded in net realized losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2003, 2002 and 2001, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The notional amount of derivative financial instruments outstanding as of December 31, 2003 and 2002 were as follows:

(in millions)                                                                              2003           2002
===================================================================================================================

 INTEREST RATE SWAPS:
   Pay fixed/receive variable rate swaps hedging investments                               $1,954.7      $ 2,206.5
   Pay variable/receive fixed rate swaps hedging investments                                  188.2          229.7
   Pay variable/receive variable rate swaps                                                   154.0          221.0
   Pay variable/receive fixed rate swaps hedging liabilities                                  500.0          500.0
   Pay variable/receive variable rate swaps                                                   430.0          430.0
   Other contracts hedging investments                                                        842.5          690.8
CROSS CURRENCY INTEREST RATE SWAPS:
    Hedging foreign currency denominated investments                                          580.1          111.0
    Hedging foreign currency denominated liabilities                                        2,643.9        3,033.6
Futures contracts                                                                           2,615.8        4,250.9
-------------------------------------------------------------------------------------------------------------------
Total                                                                                      $9,909.2      $11,673.5
===================================================================================================================


(9)  FEDERAL INCOME TAX

     Through September 30, 2002, the Company filed a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 80% to 63%, and as a result, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

     Under Internal Revenue Code regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; the direct non-life insurance companies under NLIC will file separate federal income tax returns until 2008, when NFS expects to be able to file a single consolidated federal income tax return with all of its subsidiaries, including NLIC.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2003 and 2002 were as follows:

(in millions)                                                                                  2003            2002
========================================================================================================================

DEFERRED TAX ASSETS:
   Future policy benefits                                                                        $ 594.8        $ 549.6
   Derivatives                                                                                      11.7           40.2
   Other                                                                                           104.4           40.1
------------------------------------------------------------------------------------------------------------------------
       Gross deferred tax assets                                                                   710.9          629.9
   Less valuation allowance                                                                         (7.0)          (7.0)
------------------------------------------------------------------------------------------------------------------------
       Net deferred tax assets                                                                     703.9          622.9
------------------------------------------------------------------------------------------------------------------------

DEFERRED TAX LIABILITIES:
   Fixed maturity securities                                                                       390.0          402.2
   Equity securities and other investments                                                          42.7           37.4
   Deferred policy acquisition costs                                                               840.8          762.0
   Other                                                                                            88.1           50.5
------------------------------------------------------------------------------------------------------------------------
       Gross deferred tax liabilities                                                            1,361.6        1,252.1
------------------------------------------------------------------------------------------------------------------------
             Net deferred tax liability                                                          $ 657.7        $ 629.2
========================================================================================================================


     In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for each of the years in the three-year period ended December 31, 2003.

     The Company's current federal income tax liability was $106.3 million and $176.4 million as of December 31, 2003 and 2002, respectively.

     Federal income tax expense attributable to income from continuing operations before cumulative effect of adoption of accounting principles for the years ended December 31 was as follows:

(in millions)                                                                  2003           2002           2001
======================================================================================================================

Current                                                                     $      106.7        $ 63.7         $ 32.2
Deferred                                                                           (10.5)        (55.0)         129.0
----------------------------------------------------------------------------------------------------------------------
Federal income tax expense                                                  $       96.2        $  8.7         $161.2
======================================================================================================================

     The customary relationship between federal income tax expense and pre-tax income from continuing operations before cumulative effect of adoption of accounting principles did not exist in 2002. This is a result of the impact of the $121.5 million tax benefit associated with the $347.1 million of accelerated DAC amortization reported in 2002 (see note 4) being calculated at the U.S. federal corporate income tax rate of 35%.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Total federal income tax expense for the years ended December 31, 2003, 2002 and 2001 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and cumulative effect of adoption of accounting principles as follows:


                                                   2003                   2002                    2001
                                               ---------------------- ----------------------- -----------------------
(in millions)                                     AMOUNT        %        Amount        %         Amount        %
=====================================================================================================================

Computed (expected) tax expense               $  152.0         35.0    $  59.3        35.0     $ 220.1        35.0
Tax exempt interest and dividends
  received deduction                             (45.7)       (10.5)     (38.9)      (22.9)      (48.8)       (7.7)
Income tax credits                               (10.8)        (2.5)     (12.7)       (7.5)      (11.5)       (1.8)
Other, net                                         0.7          0.1        1.0         0.5         1.4         0.1
---------------------------------------------------------------------------------------------------------------------
Total (effective rate for each year)          $   96.2         22.1    $   8.7         5.1    $  161.2        25.6
=====================================================================================================================


     Total federal income tax paid (refunded) was $176.0 million, $71.0 million and $(45.4) million during the years ended December 31, 2003, 2002 and 2001, respectively. The 2002 amount includes $56.0 million for previously deferred intercompany gains for tax purposes that became due when NFS no longer qualified to be included in the NMIC consolidated federal income tax return.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(10) COMPREHENSIVE INCOME

     Comprehensive income includes net income as well as certain items that are reported directly within a separate component of shareholder's equity that bypass net income. Other comprehensive income is comprised of net unrealized gains on securities available-for-sale and accumulated net gains (losses) on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2003, 2002 and 2001 were as follows:

                                                                                            YEARS ENDED DECEMBER 31,
                                                                          -------------------------------------------
(in millions)                                                                 2003           2002           2001
=====================================================================================================================

Unrealized (losses) gains on securities available-for-sale arising during the period:
Gross                                                                      $     (16.7)       $ 527.5        $ 164.0
Adjustment to deferred policy acquisition costs                                   56.9         (205.7)         (71.7)
Adjustment to future policy benefits and claims                                   22.6         (133.2)             -
Related federal income tax expense                                               (22.4)         (66.0)         (32.3)
---------------------------------------------------------------------------------------------------------------------
Net unrealized gains                                                              40.4          122.6           60.0
---------------------------------------------------------------------------------------------------------------------

Reclassification adjustment for net losses on securities available-for-sale realized during the period:
Gross                                                                             91.0           86.2           58.7
Related federal income tax benefit                                               (31.8)         (30.2)         (20.5)
---------------------------------------------------------------------------------------------------------------------
Net reclassification adjustment                                                   59.2           56.0           38.2
---------------------------------------------------------------------------------------------------------------------

Other comprehensive income on securities                                          99.6          178.6           98.2
   available-for-sale
---------------------------------------------------------------------------------------------------------------------

Accumulated net (losses) gains on cash flow hedges:
Gross                                                                            (40.9)          16.9          (13.5)
Related federal income tax benefit (expense)                                      14.3           (5.9)           4.7
---------------------------------------------------------------------------------------------------------------------
Other comprehensive (loss) income on cash flow hedges                            (26.6)          11.0           (8.8)
---------------------------------------------------------------------------------------------------------------------

Accumulated net loss on transition adjustments:
Transition adjustment - SFAS 133                                                     -              -           (5.6)
Transition adjustment - EITF 99-20                                                   -              -            3.5
Related federal income tax benefit                                                   -              -            0.7
---------------------------------------------------------------------------------------------------------------------
Other comprehensive loss on transition adjustments                                   -              -           (1.4)
---------------------------------------------------------------------------------------------------------------------

Total other comprehensive income                                           $      73.0    $     189.6     $     88.0
=====================================================================================================================


     Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2003, 2002 and 2001 and, therefore, are not reflected in the table above.

(11) FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought, or in case of liabilities incurred, or sold, or in the case of liabilities settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models, and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues, and future expenses, including assumptions about interest rates, default, prepayment, and volatility. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

     Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, the Company's estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

     The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

     In estimating its fair value disclosures, the Company used the following methods and assumptions:

          Fixed maturity and equity securities: The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgage-backed and asset-backed securities. In these cases, a separate "structured product pricing matrix" has been developed to value, as appropriate, using the same methodology described above. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2003, 68% of the fair values of fixed maturity securities were obtained from independent pricing services, 21% from the Company's pricing matricies and 11% from other sources.

          Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan's effective interest rate.

          Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

          Investment contracts: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

          Policy reserves on life insurance contracts: Included are disclosures for individual and corporate-owned life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, for which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

          Short-term debt and collateral received - securities lending and derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximates their fair value.

          Long-term debt, payable to NFS: The fair value for long-term debt is based on estimated market prices.

          Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 12.

          Interest rate and cross currency interest rate swaps: The fair value for interest rate and cross currency interest rate swaps are calculated with pricing models using current rate assumptions.

          Futures contracts: The fair value for futures contracts is based on quoted market prices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                 2003                        2002
                                                              --------------------------- --------------------------
                                                               CARRYING      ESTIMATED     Carrying      Estimated
(in millions)                                                   AMOUNT       FAIR VALUE     amount      fair value
====================================================================================================================

ASSETS
   Investments:
      Securities available-for-sale:
         Fixed maturity securities                              $26,946.8      $26,946.8   $ 24,169.0    $ 24,169.0
         Equity securities                                           85.6           85.6         84.3          84.3
      Mortgage loans on real estate, net                          8,345.8        8,830.0      7,923.2       8,536.4
      Policy loans                                                  618.3          618.3        629.2         629.2
      Short-term investments                                      1,860.8        1,860.8      1,210.3       1,210.3
   Cash                                                               0.1            0.1          0.9           0.9
   Assets held in separate accounts                              57,084.5       57,084.5     47,208.2      47,208.2

LIABILITIES
   Investment contracts                                         (28,663.4)     (27,239.8)   (25,276.3)    (23,634.1)
   Policy reserves on life insurance contracts                   (6,658.9)      (6,706.7)    (6,403.5)     (6,479.6)
Short-term debt                                                    (199.8)        (199.8)           -             -
   Long-term debt, payable to NFS                                  (700.0)        (803.7)      (600.0)       (728.5)
   Collateral received - securities lending and derivatives      (1,521.1)      (1,521.1)    (1,363.6)     (1,363.6)
   Liabilities related to separate accounts                     (57,084.5)     (56,118.6)   (47,208.2)    (45,524.6)

DERIVATIVE FINANCIAL INSTRUMENTS
   Interest rate swaps hedging assets                               (99.4)         (99.4)      (141.2)       (141.2)
   Cross currency interest rate swaps                               599.1          599.1        325.1         325.1
   Futures contracts                                                (25.2)         (25.2)       (45.7)        (45.7)
   Other derivatives                                                  4.6            4.6            -             -
--------------------------------------------------------------------------------------------------------------------


(12) RISK DISCLOSURES

     The following is a description of the most significant risks facing the Company and how it mitigates those risks:

     Credit Risk: The risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company mitigates this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by State insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing, or liquidating investments, and determines whether any securities are impaired or loans are deemed uncollectible and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company's reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to and the Company's current and expected future capital position.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g. increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company mitigates this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

     Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.

     Ratings Risk: The risk that rating agencies change their outlook or rating of the Company or a subsidiary of the company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company and certain subsidiaries. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. To mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.

     Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

     Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the uinderlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $391.8 million extending into 2004 were outstanding as of December 31, 2003. The Company also had $110.3 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2003.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. Any exposures related to derivative activity are aggregated with other credit exposures between the Company and the derivative counterparty to assess adherence to established credit limits. As of December 31, 2003, the Company's credit risk from these derivative financial instruments was $75.8 million, net of $544.5 million of cash collateral and $163.0 million in securities pledged as collateral.

     Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2003, approximately 80% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB or GMAB claims, which may require the Company to accelerate the amortization of DAC.

     Many of the Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value, which could result in additional GMDB claims. The Company utilizes a combination of risk management techniques to mitigate this risk. In general, for most contracts issued prior to July 2002, the Company obtained reinsurance from independent third parties, whereas for certain contracts issued after December 2002, the Company has been executing an economic hedging program. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contract holder's premium payments, however the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. The Company's economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore the hedging activity will lead to volatility of earnings. This volatility was negligible in 2003. As of December 31, 2003, the net amount at risk, defined as the excess of the death benefit over the account value, was $2.8 billion before reinsurance and $982.9 million net of reinsurance. As of December 31, 2003 and 2002, the Company's reserve for GMDB claims was $21.8 million and $13.7 million, respectively. See note 21 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The Company also offers certain variable annuity products with a GMAB rider. The GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the time of issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including the requirement that a significant portion of the premium be allocated to a guaranteed term option (GTO) that is a fixed rate investment, thereby reducing the equity exposure. The GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from and valued apart from the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlation's of market returns and market return volatility. The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contract holder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 futures contracts and does not qualify for hedge accounting under FAS 133. See note 2(c) for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative will create volatility in earnings, however the hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2003. The fair value of the GMAB embedded derivative as of December 31, 2003 was $4.3 million. Changes in the fair value of the GMAB embedded derivative and the hedging instruments totaled $(0.4) million and $(0.1) million, respectively, during the year ended December 31, 2003.

     Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U. S. As of December 31, 2003, the Company has a diversified portfolio with no more than 23% in any geographic area and no more than 2% with any one borrower. As of December 31, 2003, 31% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

     Significant Business Concentrations: As of December 31, 2003, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company's financial position.

     Guarantee Risk: In connection with the selling of securitized interests in Low Income Housing Tax Credit Funds (Tax Credit Funds), see note 18, the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company's risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company mitigates these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated.

     Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account individual annuity business. Total recoveries due from these contracts were $635.9 million as of December 31, 2003. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in each of the underlying contract.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.

     Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

(13) PENSION PLAN, POSTRETIREMENT BENEFITS OTHER THAN PENSIONS AND RETIREMENT SAVINGS PLAN

     The Company, together with certain affiliated companies, sponsors pension plans covering all employees of participating companies who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

     Pension costs charged to operations by the Company during the years ended December 31, 2003, 2002 and 2001 were $13.2 million, $10.0 million and $5.0 million, respectively. The Company has recorded a prepaid pension asset of $7.7 million as of December 31, 2003 compared to pension liability of $0.5 million as of December 31, 2002.

     In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, by no more than three percent through 2006, at which time the cap will be frozen. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

     The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) was signed into law on December 8, 2003. FASB Staff Position FAS 106-1, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 permits employers that sponsor postretirement benefit plans to defer accounting for the effects of the Act until the FASB issues guidance on how to account for the provisions of the Act. Specific authoritative guidance on accounting for the Act is pending. The issued guidance could require the plan sponsor to change previously reported information. The Company will defer recognition of the Act until the guidance is issued. Any measures of the accumulated postretirement benefit obligation (APBO) and net periodic postretirement benefit cost (NPPBC) do not reflect the effects of the Act.

     The Company's accrued postretirement benefit expense as of December 31, 2003 and 2002 was $50.5 million and $51.9 million, respectively, and the NPPBC for 2003, 2002 and 2001 was $1.1 million, $3.5 million and $2.9 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Information regarding the funded status of the pension plans as a whole and the postretirement life and health care benefit plan as a whole, both of which are U.S. plans, as of December 31, 2003 and 2002 follows:

                                                                  PENSION BENEFITS           POSTRETIREMENT BENEFITS
                                                             ---------------------------  ------------------------------
(in millions)                                                   2003           2002           2003            2002
========================================================================================================================

CHANGE IN BENEFIT OBLIGATION:
Benefit obligation at beginning of year                    $  2,236.2      $   2,132.2     $   269.7      $   314.0
Service cost                                                    104.0            103.3           9.9           13.2
Interest cost                                                   131.7            135.6          19.5           22.5
Participant contributions                                           -                -           4.2            4.0
Plan amendment                                                    1.6            (11.5)            -         (117.7)
Actuarial loss (gain)                                            85.1            (13.1)         (2.8)          54.0
Benefits paid                                                  (101.6)           (97.6)        (20.4)         (20.3)
Impact of settlement/curtailment                                    -            (12.7)            -              -
Impact of plan merger                                               -                -          26.7              -
------------------------------------------------------------------------------------------------------------------------
Benefit obligation at end of year                             2,457.0          2,236.2         306.8          269.7
------------------------------------------------------------------------------------------------------------------------

CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year                1,965.0          2,200.7         106.9          119.7
Actual return on plan assets                                    265.4           (142.4)         16.5          (12.7)
Employer contributions1                                         113.6              4.3          20.3           16.2
Participant contributions                                           -                -           4.2            4.0
Benefits paid1                                                 (101.6)           (97.6)        (20.4)         (20.3)
------------------------------------------------------------------------------------------------------------------------
Fair value of plan assets at end of year                      2,242.4          1,965.0         127.5          106.9
------------------------------------------------------------------------------------------------------------------------

Funded status                                                  (214.6)          (271.2)       (179.3)        (162.8)
Unrecognized prior service cost                                  30.3             33.6        (103.3)        (116.9)
Unrecognized net losses                                         192.1            225.9          56.9           71.9
Unrecognized net (asset) obligation at transition                (2.5)            (3.8)            -            0.1
------------------------------------------------------------------------------------------------------------------------
Prepaid (accrued) benefit cost, net                        $      5.3  $         (15.5)    $  (225.7)     $  (207.7)
========================================================================================================================
------------------------------------------------------------------------------------------------------------------------
Accumulated benefit obligation                             $  2,020.2      $   1,821.0           N/A            N/A
========================================================================================================================

          ________

          1 Employer contributions and benefits paid include only those amounts contributed directly to or paid directly from plan assets.

     Effective January 1, 2003, the pension plan was amended to improve benefits for certain participants, resulting in an increase in the projected benefit of $1.6 million. Two significant plan changes were enacted to the postretirement benefit plans as of December 31, 2002. The postretirement medical plan was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that benefit caps will increase by 3 percent per year, at which time the cap will be frozen. The postretirement death benefit plan was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.

     The plan sponsor and participating employers, including the Company, expect to contribute $130.0 million to the pension plan and $20.0 million to the postretirement benefit plan in 2004.

     Effective January 1, 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) raised IRS limits for benefits and salaries considered in qualified pension plans. The projected benefit obligation decreased by $11.5 million from December 31, 2001 due to the anticipation of the EGTRRA sunset provisions not recognized in the December 31, 2001 calculations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     On June 30, 2002, NMIC Medicare operations ceased, and all Medicare employees were terminated as Nationwide employees. Curtailment charges of $10.5 million and curtailment credits of $10.0 million were directly assigned to NMIC for the years ended December 31, 2003 and 2002 respectively.

     Weighted average assumptions used in calculating benefit obligations and the funded status of the pension plan and postretirement life and health care benefit plan as of the end of each period presented were as follows:

                                                             PENSION BENEFITS           POSTRETIREMENT BENEFITS
                                                        ----------------------------  -----------------------------
                                                            2003           2002           2003           2002
===================================================================================================================

Discount rate                                                  5.50%          6.00%          6.10%           6.60%
Rate of increase in future compensation levels                 4.00%          4.50%              -               -
Assumed health care cost trend rate:
Initial rate                                                       -              -        11.00%1         11.30%1
Ultimate rate                                                      -              -         5.20%1          5.70%1
Declining period                                                   -              -       11 YEARS        11 Years
-------------------------------------------------------------------------------------------------------------------


          ________
          1 The 2003 initial rate is 12.0% for participants over age 65, with an ultimate rate of 5.6% and the 2002 initial rate is 12.3% for participants over age 65, with an ultimate rate of 6.3%.

     The Company uses a December 31 measurement date for all plans.

     The asset allocation for the pension plan as a whole at the end of 2003 and 2002, and the target allocation for 2004, by asset category, are as follows:

                                                                                 TARGET
                                                                          ALLOCATION PERCENTAGE       PERCENTAGE OF PLAN ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Asset Category                                                                    2004                  2003             2002
===================================================================================================================================
Equity Securities                                                                40 - 65                      45%              43%
Debt Securities                                                                  25 - 50                      55%              57%
Real Estate                                                                       0 - 10                       0%               0%
Total                                                                                  -                     100%             100%
===================================================================================================================================


     The plan employs a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. Plan language requires investment in a group annuity contract backed by fixed investments with an interest rate guarantee to match liabilit ies for specific classes of retirees. On a periodic basis, the portfolio is analyzed to establish the optimal mix of assets given current market conditions given the risk tolerance. In the most recent study, asset sub-classes were considered in debt securities (diversified US investment grade bonds, diversified high-yield US securities, and international fixed income, emerging markets, and commercial mortgage loans) and equity investments (domestic equities, private equities, international equities, emerging market equities and real estate investments). Each asset sub-class chosen contains a diversified blend of securities from that sub-class. Investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The asset allocation for the other postretirement life and healthcare benefit plan as a whole at the end of 2003 and 2002, and the target allocation for 2004, by asset category, are as follows:

                                                                               TARGET
                                                                        ALLOCATION PERCENTAGE       PERCENTAGE OF PLAN ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Asset Category                                                                  2004                  2003             2002
=================================================================================================================================
                                                                                     -
Equity Securities                                                              50 - 80                 59%               53%
Debt Securities                                                                20 - 50                 35%               39%
Other                                                                           0 - 10                  6%                8%
Total                                                                                -                100%              100%
=================================================================================================================================


         The other postretirement life and health care benefit plan employs a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. Plan investments for retiree life insurance benefits include a retiree life insurance contract issued by NLIC and for retiree medical liabilities both a group annuity contract issued by NLIC backed by fixed investments with an interest rate guarantee and a separate account invested in diversified US equities. The investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

         The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2003, 2002 and 2001 were as follows:

(in millions)                                                                    2003            2002             2001
========================================================================================================================

Service cost (benefits earned during the period)                           $     104.0    $      103.3   $        89.3
Interest cost on projected benefit obligation                                    131.7           135.6           129.1
Expected return on plan assets                                                  (156.7)         (178.6)         (183.8)
Recognized gains                                                                   0.1               -            (7.8)
Amortization of prior service cost                                                 4.5             4.4             3.2
Amortization of unrecognized transition asset                                     (1.3)           (1.3)           (1.3)
------------------------------------------------------------------------------------------------------------------------
       Net periodic pension cost                                            $     82.3    $       63.4   $        28.7
========================================================================================================================


     Weighted average assumptions used in calculating the net periodic pension cost, set at the beginning of each year, for the pension plan were as follows:

                                                                             2003           2002           2001
====================================================================================================================

Weighted average discount rate                                              6.00%          6.50%          6.75%
Rate of increase in future compensation levels                              4.50%          4.75%          5.00%
Expected long-term rate of return on plan assets                            7.75%          8.25%          8.00%
--------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied and long-term historical relationships between equities and fixed-income are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run called a risk premium. Historic risk premiums are used to develop expected real rates of return of each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the target portfolio. This expected real rate of return will vary by plan and will change when the plan's target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated in the process as follows. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. The historic real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return for plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan's portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.

     In 2002, the pension plan's target investment portfolio was modified based on the recommendations of a pension optimization study. This change in investment strategy is expected to increase long-term real rates of return 0.50% while maintaining the same aggregate risk level. For this reason, the expected long-term rate of return was increased to 8.25% in 2002 from 8.00% in 2001.

     The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2003, 2002 and 2001 were as follows:

(in millions)                                                                 2003           2002           2001
=====================================================================================================================
Service cost (benefits attributed to employee service during the year)        $ 9.9         $ 13.2         $ 12.6
Interest cost on accumulated postretirement benefit obligation                 19.5           22.5           21.4
Expected return on plan assets                                                 (8.0)          (9.2)          (9.6)
Amortization of unrecognized transition obligation of affiliates                  -            0.6            0.6
Net amortization and deferral                                                  (9.9)          (0.5)          (0.4)
---------------------------------------------------------------------------------------------------------------------
NPPBC                                                                         $11.5         $ 26.6         $ 24.6
=====================================================================================================================


     Weighted average actuarial assumptions used for the measurement of the NPPBC, set at the beginning of each year, for the postretirement benefit plan for 2003, 2002 and 2001 were as follows:

                                                                                      2003           2002           2001
==========================================================================================================================

Discount rate                                                                         6.60%          7.25%          7.50%
Long-term rate of return on plan assets                                               7.50%          7.75%          8.00%
Assumed health care cost trend rate:
Initial rate                                                                         11.30% 1        11.00% 1       11.00%
Ultimate rate                                                                         5.70% 1        5.50%  1       5.50%
Declining period                                                                   11 YEARS        4 Years        4 Years
--------------------------------------------------------------------------------------------------------------------------

1 The 2003 initial rate is 12.0% for participants over age 65, with an ultimate rate of 5.6% and the 2002 initial rate is 12.3% for participants over age 65, with an ultimate rate of 6.3%.

     Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations and expense for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2003 and on the NPPBC for the year ended December 31, 2003 was not calculated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company, together with other affiliated companies, sponsors defined contribution retirement savings plans covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 22%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company's expense for contributions to these plans totaled $5.5 million, $5.7 million and $5.6 million for 2003, 2002 and 2001, respectively, including $0.5 million and $0.4 million related to discontinued operations for 2002 and 2001, respectively.

(14) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

     The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements for all periods presented herein.

     The statutory capital and surplus of NLIC as of December 31, 2003 and 2002 was $2.23 billion and $1.61 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2003, 2002 and 2001 was $444.4 million, $92.5 million and $83.1 million, respectively.

     The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of January 1, 2004, based on statutory financial results as of and for the year ended December 31, 2003, NLIC could pay dividends totaling $284.4 million without obtaining prior approval. In February 2004, NLIC obtained prior approval from the Ohio Department of Insurance to pay a dividend to NFS in the amount of $75.0 million because the December 31, 2003 statutory financial statements had not been filed at the time of the dividend.

     In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

     The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(15) RELATED PARTY TRANSACTIONS

     Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2003, 2002 and 2001, the Company made payments to NMIC and Nationwide Services Company, LLC, totaling $170.4 million, $135.6 million and $139.8 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

     NLIC has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $5.22 billion and $4.50 billion as of December 31, 2003 and 2002, respectively. Total revenues from these contracts were $138.9 million, $143.3 million and $150.7 million for the years ended December 31, 2003, 2002 and 2001, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $111.8 million, $114.8 million and $122.5 million for the years ended December 31, 2003, 2002 and 2001, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

     Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered as investment options in certain of the Company's products. As of December 31, 2003 and 2002, customer allocations to GGI funds were $12.80 billion and $12.21 billion, respectively. For the years ended December 31, 2003 and 2002, GGI paid the Company $38.6 million and $35.3 million, respectively, for the distribution and servicing of these funds.

     NLIC has a reinsurance agreement with NMIC whereby all of NLIC's accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by NLIC, although a fee is paid to NLIC for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2003, 2002 and 2001 were $286.7 million, $325.0 million and $200.7 million, respectively, while benefits, claims and expenses ceded were $247.5 million, $328.4 million and $210.1 million, respectively.

     Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $24.8 million, $24.9 million and $26.4 million for the years ended December 31, 2003, 2002 and 2001, respectively.

     The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2003, 2002 and 2001, the Company made lease payments to NMIC and its subsidiaries of $17.5 million, $20.2 million and $18.7 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2003 and 2002, the Company had no borrowings from affiliated entities under such agreements. During 2003, 2002 and 2001, the most the Company had outstanding at any given time was $126.0 million, $224.9 million and $368.5 million, respectively, and the Company incurred interest expense on intercompany repurchase agreements of $0.1 million, $0.3 million and $0.2 million for 2003, 2002 and 2001, respectively. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

     The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $205.9 million and $87.0 million as of December 31, 2003 and 2002, respectively, and are included in short-term investments on the accompanying consolidated balance sheets. For the years ending December 31, 2003, 2002 and 2001, the Company paid NCMC fees and expenses totaling $0.3 million, $0.3 million and $0.4 million, respectively.

     Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for each of the years in the three year period ended December 31, 2003 were $62.0 million, $50.3 million and $52.9 million, respectively.

     Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in note 9, beginning October 1, 2002, NLIC files a consolidated federal income tax return with NLAIC. Total payments to (from) NMIC were $71.0 million and $(45.4) million for the years ended December 31, 2002 and 2001, respectively. Total payments to (from) NLAIC were $(2.7) million and $0 for the years ended December 31, 2003 and 2002, respectively.

     In the third quarter of 2003, NLIC received a capital contribution of 100% of the common stock of Nationwide Retirement Plan Solutions (NRPS) from NFS. The capital contribution was valued at $0.2 million. Immediately after receipt of this capital contribution, NRPS was dissolved into NLIC.

     In first quarter 2003 NLIC received a $200.0 million capital contribution from NFS for general corporate purposes.

     In 2003 and 2002, NLIC paid dividends of $60.0 million and $35.0 million, respectively, to NFS. During 2003 and 2002 NLIC paid dividends in the form of return of capital of $100.0 million and $475.0 million to NFS, respectively. Furthermore, in February 2004, NLIC paid a $75.0 million dividend to NFS.

     In addition, in June 2002, NLIC paid a dividend to NFS in the form of all of the shares of common stock of NSI, a wholly owned broker/dealer subsidiary. Therefore, the results of the operations of NSI have been reflected as discontinued operations for all periods presented. This was a transaction between related parties and therefore was recorded at carrying value, $10.0 million, of the underlying components of the transaction rather than fair value. Such amount represents a non-cash transaction that is not reflected in the Consolidated Statement of Cash Flows.

     In December 2001, NLIC issued NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC issued NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. In December 2003, NLIC issued NFS a 6.75%, $100.0 million surplus note maturing December 23, 2033. The Company made interest payments on surplus notes to NFS totaling $47.1 million and $30.1 million in 2003 and 2002, respectively. In addition, the Company made interest payments on unsecured notes to NFS totaling less than $0.1 million and $0.5 million in 2003 and 2002, respectively. As of December 31, 2003 there were no outstanding balances on unsecured notes to NFS.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     During 2001, the Company entered into a transaction with NMIC, whereby it sold 78% of its interest in a limited partnership (representing 49% of the limited partnership) to NMIC for $158.9 million. As a result of this sale, the Company recorded a realized gain of $44.4 million, and related tax expense of $15.5 million. During 2002, the Company entered into transactions with NMIC and Nationwide Indemnity Company (NIC), whereby it sold 100% of its remaining interest in the limited partnership (representing 15.11% of the limited partnership) to NMIC and NIC for a total of $54.5 million. As a result of this sale, the Company recorded a realized gain of $23.2 million and related tax expense of $8.1 million. The sales prices for each transaction, which were paid in cash, represented the fair value of the portions of limited partnership interests that were sold and were based on valuations of the limited partnership and its underlying investments as of the effective dates of the transactions. The valuations were completed by qualified management of the limited partnership and utilized a combination of internal and independent valuations of the underlying investments of the limited partnership. Additionally, senior financial officers and the Boards of Directors of the Company and NMIC separately reviewed, through their respective Finance Committees, and approved the process and methodology of the valuations prior to the execution of these transactions. The Company no longer holds an economic or voting interest in the limited partnership.

(16) BANK LINES OF CREDIT

     The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five-year $700.0 million agreement maturing in May of 2005 and a 364 day $300.0 million agreement maturing in May of 2004 with a group of financial institutions. The Company and NMIC intend to renew both parts of the credit facility in 2004. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility contains covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $1.69 billion and NLIC maintain statutory surplus in excess of $935.0 million. The Company had no amounts outstanding under this agreement as of December 31, 2003. NLIC is currently required to maintain an available credit facility equal to 50% of any amounts outstanding under its $500.0 million commercial paper program. Therefore, availability under the aggregate $1.00 billion credit facility is reduced by an amount equal to 50% of any commercial paper outstanding. NLIC had $199.8 million of commercial paper outstanding as of December 31, 2003.

     Also, the Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The maximum amount available under the agreement is $100.0 million. The borrowing rate on this program rate is equal to fed funds plus 3 basis points. There were no amounts outstanding under this agreement as of December 31, 2003.

(17) CONTINGENCIES

     On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court by plaintiff Mercedes Castillo that challenged the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint was brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates, which were allegedly used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs. On November 4, 2002, the Court issued a decision granting the Company's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification was moot. Following appeal by the plaintiff, both of those decisions were affirmed by the Ohio Court of Appeals on September 9, 2003. The plaintiff filed a notice of appeal of the decision by the Ohio Court of Appeals on October 24, 2003. The Ohio Supreme Court announced on January 21, 2004 that the appeal was not accepted and the time for reconsideration has expired.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     On October 31, 2003, a lawsuit seeking class action status containing allegations similar to those made in the Castillo case was filed against NLIC in Arizona federal court by plaintiff Robert Helman (Robert Helman et al v. Nationwide Life Insurance Company et al). This lawsuit is in a very preliminary stage and the Company is of evaluating its merits. The Company intends to defend this lawsuit vigorously.

     On August 15, 2001, the Company was named in a lawsuit filed in Connecticut federal court (Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company). The plaintiffs first amended their complaint on September 6, 2001 to include class action allegations, and have subsequently amended their complaint twice. As amended, in the current complaint, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. Plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts, and that the Company acquired and breached ERISA fiduciary duties by accepting service payments from certain mutual funds that allegedly consisted of or diminished those ERISA plan assets. The complaint seeks disgorgement of some or all of the fees allegedly received by the Company and other unspecified relief for restitution, along with declaratory and injunctive relief and attorneys' fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Plaintiffs filed a supplement to that motion on September 19, 2003. The Company opposed that motion on December 24, 2003. On January 30, 2004, the Company filed its Revised Memorandum in Support of Summary Judgment, and a Motion Requesting that the Court Decide Summary Judgment before Class Certification. Plaintiffs are opposing that motion. The Company intends to defend this lawsuit vigorously.

     On May 1, 2003, a class action was filed against NLIC in the United States District Court for the Eastern District of Louisiana, (Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company). The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by NLIC. Plaintiff alleges that NLIC represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. Plaintiff claims that NLIC has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. Plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by NLIC between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. The Company's motion to dismiss the complaint was granted by the Court on October 28, 2003. Plaintiff has appealed that dismissal.

     On January 21, 2004, the Company was named in a lawsuit filed in the U.S. District Court for the Northern District of Mississippi (United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z). In its complaint, the plaintiff alleges that the Company and/or its affiliated life insurance companies (1) tortiously interfered with the plaintiff's contractual and fiduciary relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W & R Insurance Agency, Inc. (collectively, "Waddell & Reed"), (2) conspired with and otherwise caused Waddell & Reed to breach its contractual and fiduciary obligations to the plaintiff, and (3) tortiously interfered with the plaintiff's contractual relationship with policyholders of insurance policies issued by the plaintiff. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. The plaintiff seeks to have each defendant judged jointly and severally liable for all damages. This lawsuit is in a very preliminary stage, and the Company intends to defend it vigorously.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The financial services industry, including mutual fund, variable annuity and distribution companies have been the subject of increasing scrutiny by regulators, legislators, and the media over the past year. Numerous regulatory agencies, including the United States Securities and Exchange Commission and the New York Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund and variable annuity distributors. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents, as well as new industry-wide legislation, rules, or regulations, that could significantly affect the financial services industry, including variable annuity companies. The Company has been contacted by regulatory agencies for information relating to market timing, late trading, and sales practices. The Company is cooperating with these regulatory agencies and is responding to those information requests.

     There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.

(18) SECURITIZATION TRANSACTIONS

     To date, the Company has sold $290.1 million of credit enhanced equity interests in Tax Credit Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to third party investors ranging from 5.10% to 5.25% and as of December 31, 2003 held guarantee reserves totaling $2.9 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. To the extent that the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions.

     The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $824.2 million. The Company does not anticipate making any payments related to the guarantees.

     At the time of the sales, $4.3 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant among other criteria. Properties meeting the necessary criteria are considered to have "stabilized." The properties are evaluated regularly and upon stabilizing, the collateral is released. During 2003 and 2002, $3.1 million and $0.5 million of stabilization collateral had been released into income, respectively.

     To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of any and/or all of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(19) SEGMENT INFORMATION

     The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments: Individual Annuity, Institutional Products and Life Insurance. In addition, the Company reports certain other revenues and expenses in a Corporate segment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Individual Annuity segment consists of individual The BEST of AMERICA(R) and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

     The Institutional Products segment is comprised of the Company's private and public sector group retirement plans, medium-term note program and structured products initiatives. The private sector includes the 401(k) business generated through fixed and variable annuities. The public sector includes the Internal Revenue Code Section 457 business in the form of fixed and variable annuities.

     The Life Insurance segment consists of investment life products, including individual variable life and COLI products, traditional life insurance products and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

     In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, unallocated expenses and interest expense on debt and expenses of the Company's non-insurance subsidiaries not reported within the three product segments. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items in the Corporate segment, but does not consider them as part of pre-tax operating earnings.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The following tables summarize the financial results of the Company's business segments for the years ended December 31, 2003, 2002 and 2001.

                                                       INDIVIDUAL         INSTITUTIONAL     LIFE
(in millions)                                           ANNUITY             PRODUCTS      INSURANCE   CORPORATE     TOTAL
===========================================================================================================================

2003
Net investment income                                  $      807.9  $      787.7  $      324.3 $     60.1   $     1,980.0
Other operating revenue                                       517.7         162.3         536.2        0.4         1,216.6
Net realized losses on investments, hedging                       -             -             -     (100.8)         (100.8)
   instruments and hedged items
---------------------------------------------------------------------------------------------------------------------------
   Total  operating revenues                                1,325.6         950.0         860.5      (40.3)        3,095.8
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              602.5         512.3         185.6          -         1,300.4
Amortization of deferred policy acquisition costs             228.4          45.6        101.9           -           375.9
Interest expense on debt, primarily with NFS                      -             -             -       48.4            48.4
Other benefits and expenses                                   324.0         183.1         423.0        6.6           936.7
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                              1,154.9         741.0         710.5       55.0         2,661.4
---------------------------------------------------------------------------------------------------------------------------

Income from continuing operations before federal
   income tax expense                                         170.7         209.0         150.0      (95.3)  $        434.4
                                                                                                            ===============
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -      100.8
------------------------------------------------------------------------------------------------------------
Pre-tax operating earnings 1                           $      170.7  $      209.0  $      150.0 $      5.5
============================================================================================================
------------------------------------------------------------------------------------------------------------
Assets as of period end                                $   49,392.5  $   33,837.4  $   11,243.5 $  6,097.5   $   100,570.9
===========================================================================================================================

2002
Net investment income                                  $      668.5  $      800.2  $      328.6 $     41.2   $     1,838.5
Other operating revenue                                       526.2         177.9         537.7        0.7         1,242.5
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -      (84.4)          (84.4)
---------------------------------------------------------------------------------------------------------------------------
   Total operating revenues                                 1,194.7         978.1         866.3      (42.5)        2,996.6
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              505.9         548.9         186.4          -         1,241.2
Amortization of deferred policy acquisition costs             528.2          53.7          88.2          -           670.1
Interest expense on debt, primarily with NFS                      -             -             -       36.0            36.0
Other benefits and expenses                                   283.4         172.1         420.2        4.1           879.8
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                              1,317.5         774.7         694.8       40.1         2,827.1
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before
   federal income tax expense                                (122.8)        203.4         171.5      (82.6)          169.5
                                                                                                            ===============
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -       84.4
---------------------------------------------------------------------------------------------------------------------------
Pre-tax operating (loss) earnings 1                    $     (122.8) $      203.4  $      171.5 $      1.8
===========================================================================================================================
---------------------------------------------------------------------------------------------------------------------------
Assets as of period end                                $   40,830.0   $  30,440.7  $    9,676.3 $  5,075.6   $    86,022.6
===========================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                                                       INDIVIDUAL         INSTITUTIONAL     LIFE
(in millions)                                           ANNUITY             PRODUCTS      INSURANCE   CORPORATE     TOTAL
===========================================================================================================================

2001
Net investment income                                  $      534.7  $      847.5  $      323.3 $     19.2   $     1,724.7
Other operating revenue                                       556.0         209.4         511.5       (0.3)        1,276.6
Net realized losses on investments, hedging
   instruments and hedged items                                   -           -               -      (18.3)          (18.3)
---------------------------------------------------------------------------------------------------------------------------
   Total operating revenues                                 1,090.7       1,056.9         834.8        0.6         2,983.0
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              433.2         627.8         177.7          -         1,238.7
Amortization of deferred policy acquisition costs             220.0          47.6          80.3          -           347.9
Interest expense on debt primarily with NFS                       -             -             -        6.2             6.2
Other benefits and expenses                                   206.1         170.2         387.1       (2.1)          761.3
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                                859.3         845.6         645.1        4.1         2,354.1
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before               231.4         211.3         189.7       (3.5)  $       628.9
   federal income tax expense
                                                                                                               ============
Net realized losses on investments, hedging
   instruments and hedged items not related
   to securitizations                                             -             -             -       20.2
---------------------------------------------------------------------------------------------------------------------------
Pre-tax operating earnings 1                           $      231.4  $    211.3    $      189.7 $     16.7
===========================================================================================================================
---------------------------------------------------------------------------------------------------------------------------
                                                                                                          2
Assets as of period end                                $   43,885.4  $ 34,130.1    $    9,129.0 $  4,010.1   $    91,154.6
===========================================================================================================================

     ____________
     1 Excludes net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items, discontinued operations and cumulative effect of adoption of accounting principles.

     2    Inclues $24.8 million of assets related to discontinued operations.

     The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.

(20) VARIABLE INTEREST ENTITIES

     As of December 31, 2003, the Company has relationships with eight VIEs where the Company is the primary beneficiary. Each of these VIEs is a conduit that assists the Company in structured products transactions. One of the VIEs is used in the securitization of mortgage loans, while the others are involved in the sale of Low-Income-Housing Tax Credit Funds (Tax Credit Funds) to third-party investors where the Company provides guaranteed returns (See note 18). The Company has not yet adopted FIN 46 or FIN 46R as it relates to these VIEs. As such, these VIEs and their results of operations are not included in the consolidated financial statements.

     The net assets of these VIEs totaled $176.1 million as of December 31, 2003. The most significant components of net assets are $58.7 million of mortgage loans on real estate, $241.9 million of other long-term investments, $37.9 million in other assets, $59.2 million of short-term debt and $103.3 million of other liabilities. The total exposure to loss on these VIEs where the Company may be the primary beneficiary is less than $0.1 million as of December 31, 2003.

     For the mortgage loan VIE, which is the VIE to which the short-term debt relates to, the creditors have no recourse against the Company in the event of default by the VIE.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     In addition to the VIEs described above, the Company also holds variable interests, in the form of limited partnership (LP) or similar investments, in a number of tax credit funds. These investments have been held by the Company for periods of 1 to 7 years and allow the Company to experience certain tax credits and other tax benefits from affordable housing projects. The Company also has certain investments in securitization transactions that qualify as VIEs, but for which the Company is not the primary beneficiary. The total exposure to loss on these VIEs where the Company is not the primary beneficiary is $44.2 million as of December 31, 2003.

(21) SUBSEQUENT EVENT

     As discussed in note 2(n), the Company adopted SOP 03-1 effective January 1, 2004. In connection with this adoption, the following cumulative effect adjustments are expected to be recorded in the 2004 consolidated financial statements.

(in millions)                                                                                                     JANUARY 1, 2004
==================================================================================================================================

Increase in future policy benefits - ratchet interest crediting                                                           $ (12.3)
Increase in future policy benefits - secondary guarantees - life insurance                                                   (2.4)
Increase in future policy benefits - GMDB claim reserves                                                                     (1.8)
Increase in future policy benefits - GMIB claim reserves                                                                     (1.0)
Deferred acquisition costs related to above                                                                                  12.4
Deferred federal income taxes                                                                                                 1.8
Cumulative effect of adoption of accounting principle, net of tax                                                          $ (3.3)
==================================================================================================================================


     Under SOP 03-1, the Company's GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company will regularly evaluate estimates used and will adjust the additional liability balance as appropriate, with a related charge or credit to other benefits and claims, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB claim reserves upon adoption of SOP 03-1:

          o Data used was based on a combination of historical numbers and future projections involving 250 stochastically generated investment performance scenarios

          o    Mean gross equity performance of 8.1%

          o    Equity volatility of 18.7%

          o    Mortality - 100% of Annuity 2000 table

          o    Discount rate of 8.0%

          Lapse rate assumptions vary by duration as shown below:

DURATION         1         2         3          4         5          6         7         8          9        10+
---------------------------------------------------------------------------------------------------------------------

Minimum          4.50%     5.50%      6.50%     8.50%     10.50%    10.50%    10.50%     17.50%    17.50%     17.50%
MAXIMUM          4.50%     8.50%     11.50%    17.50%     22.50%    22.50%    22.50%     22.50%    22.50%     19.50%


     GMABs are considered derivatives under SFAS 133 resulting in the related liabilities being recognized at fair value with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 claim reserve.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The GMIB claim reserves will be determined each period by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company will regularly evaluate estimates used and will adjust the additional liability balance as appropriate, with a related charge or credit to other benefits and claims, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating the GMIB claim reserves are consistent with those used for calculating the GMDB claim reserves. In addition, the calculation of the GMIB claim reserves assumes utilization ranges from a low of 3% when the contract holder's annuitization value is 10% in the money to 100% utilization when the contract holder is 90% in the money.

PART C. OTHER INFORMATION

         Item 26.        Exhibits

                         (a) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with initial registration statement (333-59517) and hereby incorporated by reference.

                         (b)   Not Applicable

                         (c) Underwriting or Distribution of contracts between the Depositor and Principal Underwriter - Filed previously with the registration statement (333-59517) and hereby incorporated by reference.

                         (d) The form of the contract - Filed previously with initial registration statement (333-59517) and hereby incorporated by reference.

                         (e) The form of the contract application - Filed previously with initial registration statement (333-59517) and hereby incorporated by reference.

                         (f) Articles of Incorporation of Depositor - Filed previously with initial registration statement (333-59517) and hereby incorporated by reference.

                         (g) Form of Reinsurance Contracts - Filed previously with Post-Effective Amendment No. 3 to registration statement (333-46338) and hereby incorporated by reference.

                         (h) Form of Participation Agreements - Filed previously with Post-Effective Amendment No. 3 to registration statement (333-46338) and hereby incorporated by reference.

                         (i)   Not Applicable

                         (j)   Not Applicable

                         (k) Opinion of Counsel - Filed previously with Pre-Effective Amendment No. 1 to the registration statement (333-59517) and hereby incorporated by reference.

                         (l)   Not Applicable

                         (m)   Not Applicable

                         (n) Independent Auditors Consent - Filed previously with Post-Effective Amendment No. 16 to registration statement (333-43671) and hereby incorporated by reference.

                         (o)   Not Applicable

                         (p)   Not Applicable

                         (q) Redeemability Exemption Procedures - Filed previously with Post-Effective Amendment No. 3 to registration statement (333-46338) and hereby incorporated by reference.

Item 27.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

           Arden L. Shisler, Director and Chairman of the Board
           W.G. Jurgensen, Director and Chief Executive Officer
           Mark R. Thresher, President and Chief Operating Officer

           Patricia R. Hatler, Executive Vice President, General Counsel
            and Secretary
           Terri L. Hill, Executive Vice President-Chief Administrative Officer Michael C. Keller, Executive Vice President-Chief Information Officer Kathleen D. Ricord, Executive Vice President-Chief Marketing Officer Robert A. Rosholt, Executive Vice President-Chief Finance
            and Investment Officer
           W. Kim Austen, Senior Vice President-Property and Casualty Commercial/Farm Product Pricing
           David A. Diamond, Senior Vice President
           Dennis P. Drent, Senior Vice President-Internal Audits
           Peter A. Golato, Senior Vice President
           J. Lynn Greenstein, Senior Vice President-Property and Casualty Personal Lines Product Pricing
           Kelly A. Hamilton, Senior Vice President-NI Finance
           David K. Hollingsworth, Senior Vice President-President-Nationwide
            Insurance Sales
           David R. Jahn, Senior Vice President-Property and Casualty Claims Richard A. Karas, Senior Vice President-Sales-Financial Services
           M. Eileen Kennedy, Senior Vice President-Chief Financial Officer
           Gale V. King, Senior Vice President-Property and Casualty
            Human Resources
           Srinivas Koushik, Senior Vice President-Chief Technology Officer Gregory S. Lashutka, Senior Vice President-Corporate Relations
           Gary D. McMahan, Senior Vice President
           Duane C. Meek, Senior Vice President
           Brian W. Nocco, Senior Vice President and Treasurer
           Mark D. Phelan, Senior Vice President-Technology and Operations
           John S. Skubik, Senior Vice President-Consumer Finance
           Katherine A. Stumph, Senior Vice President-Marketing, Strategy and
            Urban Market Operations
           Mark D. Torkos, Senior Vice President-Property and Casualty Systems Richard M. Waggoner, Senior Vice President-Operations
           Susan A. Wolken, Senior Vice President-Product Management and
            Nationwide Financial Marketing
           James G. Brocksmith, Jr., Director
           Keith W. Eckel, Director
           James F. Patterson, Director
           Gerald D. Prothro, Director
           Joseph A. Alutto, Director
           Donald L. McWhorter, Director
           Alex Shumate, Director
           Lydia M. Marshall, Director
           David O. Miller, Director
           Martha J. Miller de Lombera, Director


The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 28.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR
            OR REGISTRANT.
               * Subsidiaries for which separate financial statements are filed
              ** Subsidiaries included in the respective consolidated financial statements
             *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
            **** Other subsidiaries

------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                            The company is inactive and formerly registered as
                                                                                an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                            This company is registered as a broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company       Pennsylvania                            The company is registered as a broker-dealer and
                                                                                investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                           Established to grant proper licensing to former
  Massachusetts, Inc.                                                           Provident Mutual Companies in Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas, Inc.  Texas                                   Established to grant proper licensing to former
                                                                                Provident Mutual Companies in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Companies, Inc. (The)          Texas                                   This company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Company (The)                  Texas                                   The company is a third-party administrator providing
                                                                                record keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                   The company is an investment advisor registered with
                                                                                the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.      Texas                                   The company is a broker-dealer registered with the
                                                                                National Association of Securities Dealers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency, Inc.                Delaware                                The company is an insurance agency marketing life
                                                                                insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency of Ohio, Inc.        Ohio                                    The company is an insurance agency marketing life
                                                                                insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance Ltd.                 Turks & Caicos                          The company is in the business of reinsurance of
                                        Islands                                 mortgage guaranty risks.
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                    The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                    The company provides general printing services to
                                                                                its affiliated companies as well as to unaffiliated
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General Agency Company         Iowa                                    The company acts as a general agent and surplus
                                                                                lines broker for property and casualty insurance
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                    The company engages in the direct marketing of
  Company                                                                       property and casualty insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                    The company is a property and casualty insurance
                                                                                holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                    The company underwrites general property and
  Insurance Company                                                             casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                   The company acts as a managing general agent to
                                                                                place personal and commercial automobile insurance
                                                                                with Colonial County Mutual Insurance Company for
                                                                                the independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                    The company engages in promoting, extending, and
                                                                                strengthening cooperative insurance organizations
                                                                                throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO Insurance Company                Iowa                                    The company underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  AMH Investments                       England and Wales                       The company provides benefits to a number of
                                                                                associates.
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                 The company is an underwriting manager for ocean
                                                                                cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings, plc        England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     United Kingdom                          The company is an investment holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                              The company is a small captive insurance brokerage
                                                                                firm serving principally, but not exclusively, the
                                                                                "traditional" agent producers of Crestbrook
                                                                                Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                              The company was originally incorporated to assist
                                                                                agents and affiliated companies in account
                                                                                completion for marketing products of Crestbrook
                                                                                Insurance Company. The agency also assisted other
                                                                                in-house agencies in a brokerage capacity to
                                                                                accommodate policyholders.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Holding, Inc.                 Delaware                                The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Coda Capital Management, LLC          Pennsylvania                            The company is a convertible bond manager.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual Insurance      Texas                                   The company underwrites non-standard automobile and
  Company                                                                       motorcycle insurance and various other commercial
                                                                                liability coverages in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                                The company is an insurance agency that sells and
                                                                                services commercial insurance.  The company also
                                                                                provides loss control and compliance consulting
                                                                                services and audit, compilation, and tax preparation
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                                The purpose of the company is to create a captive
                                                                                distribution network through which affiliates can
                                                                                sell multi-manager investment products, insurance
                                                                                products and sophisticated estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Crestbrook Insurance Company          Ohio                                    The company is an Ohio-based multi-line insurance
                                                                                corporation that is authorized to write personal,
                                                                                automobile, homeowners and commercial insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited             England and Wales                       The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Dancia Life S.A.                      Luxembourg                              The purpose of this company is to carry out, on its
                                                                                own behalf or on behalf of third parties, any
                                                                                insurance business including coinsurance,
                                                                                reinsurance relating to human life, whether
                                                                                undertaken in Luxembourg or abroad, all real estate
                                                                                business and all business relating to movable
                                                                                assets, all financial business, and other business
                                                                                related directly to the company's objectives which
                                                                                would promote or facilitate the realization of the
                                                                                company's objectives.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                                The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                    The company underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                              The purpose of the company is to sell property and
                                                                                casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                   The purpose of the company is to sell property and
  LLC                                                                           casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency, Inc.            California                              The company places pet insurance business not
                                                                                written by Veterinary Pet Insurance Company outside
                                                                                of California with National Casualty Company.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Life, SA                   Luxembourg                              The company writes life insurance including
                                                                                coinsurance and reinsurance, with the ability to
                                                                                write policies and contracts.
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                    The company is an insurance agency that places
                                                                                business not written by the Farmland Insurance
                                                                                Companies with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                    The company provides property and casualty insurance
  Company                                                                       primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England and Wales                       The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                 The company is an insurance agency marketing life
  Agency of Alabama, Inc.                                                       insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                    The company is an insurance agency marketing life
  Agency of Ohio, Inc.                                                          insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Oklahoma                                The company is an insurance agency marketing life
  Agency of Oklahoma, Inc.                                                      insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                   The company is an insurance agency marketing life
  Agency of Texas, Inc.                                                         insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Securities         Oklahoma                                The company is a limited broker-dealer doing
  Corporation                                                                   business solely in the financial institutions
                                                                                market.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                            The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  G.I.L. Nominees Limited               England and Wales                       The company acts as a nominee. The company is
                                                                                dormant within the meaning of Section 249AA of the
                                                                                Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England and Wales                       The company is engaged as a general partner in a
                                                                                limited partnership formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England and Wales                       The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management Limited   England and Wales                       The company is engaged in investment management and
                                                                                advisory services to business, institutional and
                                                                                private investors.  The company has completed the
                                                                                transfer of its investment management activity to
                                                                                Gartmore Investment Limited.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services,       Delaware                                The company is a limited broker-dealer.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers,           Delaware                                The company acquires and holds interest in a
  LLC                                                                           registered investment advisor and provides
                                                                                investment management services.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey, Channel                         The company is engaged in investment administration
  International Limited                 Islands                                 and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited        England and Wales                       The company is engaged in authorized unit trust
                                                                                management and OEIC management.  It is also the
                                                                                authorized Corporate Director of the Gartmore OEIC
                                                                                Funds.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management,     Delaware                                The company operates as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management      Delaware                                The company acts as a holding company for the
  Trust                                                                         Gartmore Group and as a registered investment
                                                                                advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.     Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners              Delaware                                The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Ventures, Inc.        Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Group Limited                England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts, and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery Fund    England and Wales                       The company is a general partner in two limited
  (G.P.) Limited                                                                partnerships formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited           England and Wales                       The company is engaged in investment management and
                                                                                advisory services to pension funds, unit trusts and
                                                                                other collective investment schemes, investment
                                                                                trusts and portfolios for corporate or other
                                                                                institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Management plc    England and Wales                       The company is an investment holding company and
                                                                                provides services to other companies within the
                                                                                Gartmore Group in the UK.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services GmbH     Germany                                 The company is engaged in marketing support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services Limited  England                                 The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                    The company provides transfer and dividend
                                                                                disbursing agent services to various mutual fund
                                                                                entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited                Japan                                   The company is the renamed survivor entity of the
                                                                                merger of Gartmore Investment Management Japan
                                                                                Limited and Gartmore NC Investment Trust Management
                                                                                Company Ltd. The company is engaged in the business
                                                                                of investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Managers (Jersey) Ltd        Jersey, Channel                         The company serves as the manager of four AIB Govett
                                        Islands                                 Jersey funds - AIB Grofunds Currency Funds Limited,
                                                                                Govett Securities & Investments Limited, Govett
                                                                                Singapore Growth Fund Limited and Govett Safeguard
                                                                                Funds Limited.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley & Associates, Inc.    Oregon                                  The company brokers or places book value maintenance
                                                                                agreements (wrap contracts) and guaranteed I
                                                                                contracts (GICs) for collective investment trusts
                                                                                and accounts.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital Management,   Oregon                                  The company is an investment advisor and stable
  Inc.                                                                          value money manager.
-------------------------------------x----------------------------------------------------------------------------------------------
  Gartmore Morley Financial Services,   Oregon                                  The company is a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital Trust    Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 1 General Partner Ltd.   Scotland                                The company is a Gartmore No. 1 General Partner to
                                                                                Scottish Limited Partnership, itself a general
                                                                                partner of Gartmore Direct Fund I Limited
                                                                                Partnership, a private equity investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 2 General Partner Ltd.   Scotland                                The company is a Gartmore No. 2 General Partner to
                                                                                Scottish Limited Partnership, itself a general
                                                                                partner of Gartmore Direct Fund I Limited
                                                                                Partnership, a private equity investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England and Wales                       The company acts as a nominee. The company is
                                                                                dormant within the meaning of Section 249AA of the
                                                                                Companies Act 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees Limited     England and Wales                       Until April 1999, the company acted as a trustee of
                                                                                the Gartmore Pension Fund established by Gartmore
                                                                                Investment Management plc, which was merged with the
                                                                                National Westminster Bank Pension Fund on April 1,
                                                                                1999. As a result all assets and liabilities of the
                                                                                Gartmore Pension Fund were transferred to the
                                                                                National Westminster Bank Fund. On November 22,
                                                                                2000, the company changed its name from Gartmore
                                                                                Pension Fund Trustees Limited to Gartmore Pension
                                                                                Trust Limited. On November 30, 2000, the company
                                                                                became the trustee of the Gartmore Pension Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview, LLC               Delaware                                The company provides customized solutions, in the
                                                                                form of expert advice and investment management
                                                                                services, to a limited number of institutional
                                                                                investors, through construction of hedge fund and
                                                                                alternative asset portfolios and their integration
                                                                                into the entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Securities Limited           England and Wales                       The company is engaged in investment holding and is
                                                                                a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Separate Accounts LLC        Delaware                                The company acts as an investment advisor registered
                                                                                with the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                  The company is an Oregon state bank with trust
                                                                                power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited                 England and Wales                       The company is a joint partner in Gartmore Global
                                                                                Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company             Ohio                                    The company provides services to employers for
                                                                                managing workers' and unemployment compensation
                                                                                matters and employee benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                  The company provides self-insurance administration,
  Nevada                                                                        claims examining and data processing services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                                The company provides workers'
  York, Inc.                                                                    compensation/self-insured claims administration
                                                                                services to employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus, Inc.       Ohio                                    The company provides medical management and cost
                                                                                containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT, LLC                          Delaware                                The company is a passive investment holder in
                                                                                Newhouse Special Situations Fund I, LLC for the
                                                                                purpose of allocation of earnings to Gartmore
                                                                                management team as it relates to the ownership and
                                                                                management of Newhouse Special Situations Fund I,
                                                                                LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                                This company holds insurance licenses in numerous
                                                                                states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                    The company is an insurance agency and provides
                                                                                commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Landmark Financial Services of New    New York                                The company is an insurance agency marketing life
  York, Inc.                                                                    insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                   The company acts as general agent to market
                                                                                non-standard automobile and motorcycle insurance for
                                                                                Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                           The company provides third-party administration
                                                                                services for workers compensation, automobile injury
                                                                                and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                               The company underwrites various property and
                                                                                casualty coverage, as well as individual and group
                                                                                accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                 It is organized for profit under the Companies Act
  America, Ltd.                                                                 of 1948 of England for the purpose of carrying on
                                                                                the business of insurance, reinsurance, indemnity,
                                                                                and guarantee of any and every kind, except life
                                                                                insurance; to act as underwriting agents and
                                                                                insurance manager in all of the respective branches,
                                                                                and to act as agent or manager for any insurance
                                                                                company, club, or association or for any underwriter
                                                                                or syndicate of underwriters and to purchase, take
                                                                                on, lease or in exchange, hire or otherwise acquire
                                                                                and hold for any estate or interest in any lands,
                                                                                buildings, easements, rights, privileges,
                                                                                concessions, patents, and any real or personal
                                                                                property of any kind necessary or convenient for the
                                                                                purposes in connection with the company's business
                                                                                or any branch or department thereof. This company is
                                                                                currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                    The company administers deferred compensation plans
  Inc.                                                                          for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                    The company is engaged in making residential (1-4
  Company                                                                       family) mortgage loans.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                  The company is a shell insurer with no active
  Company of America                                                            policies or liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                    The company invests in affordable multi-family
  LLC                                                                           housing projects throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                    The company provides property and casualty insurance
  Company                                                                       primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC                 Ohio                                    The purpose of the company is to develop Nationwide
                                                                                Arena and to engage in related Arena district
                                                                                development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England and Wales                       The company is a holding company of a group engaged
  Holdings, Ltd.                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                               The company underwrites non-standard automobile and
                                                                                motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                    This company is a holding company that funds/owns
                                                                                commercial mortgage loans for an interim basis,
                                                                                hedges the loans during the ownership period, and
                                                                                then sells the loans as part of a securitization to
                                                                                generate profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                    The company buys and sells investment securities of
  Company                                                                       a short-term nature as agent for other corporations,
                                                                                foundations, and insurance company separate
                                                                                accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                    The company holds investments in low-income housing
  Corporation, LLC                                                              funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                    The company acts primarily as a holding company for
                                                                                entities affiliated with Nationwide Mutual Insurance
                                                                                Company and Nationwide Mutual Fire Insurance
                                                                                Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Credit Enhancement         Ohio                                    The company is currently a shell company.
  Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                    The company acts as an administrator of structured
  Company                                                                       settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                                The company engages in the business of an insurance
  Distributors Agency, Inc.                                                     agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                              The company engages in the business of an insurance
  Distributors Agency, Inc. of New                                              agency.
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                           The company engages in the business of an insurance
  Distributors Insurance Agency, Inc.                                           agency.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                 The company is a long-term insurer that issues
  (Bermuda) Ltd.                                                                variable annuity and variable life products to
                                                                                persons outside the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust                                                                 certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust II                                                              certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services, Inc.   Delaware                                The company acts primarily as a holding company for
                                                                                companies within the Nationwide organization that
                                                                                offer or distribute long-term savings and retirement
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. z o.o        Poland                                  The company provides distribution services for its
                                                                                affiliate Nationwide Towarzystwo Ubezpieczen na
                                                                                Zycie S.A. in Poland.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Structured       Ohio                                    The company serves to capture and report the results
  Products, LLC                                                                 of the structured products business unit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation                 Ohio                                    The not-for-profit company contributes to non-profit
                                                                                activities and projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General Insurance Company  Ohio                                    The company transacts a general insurance business,
                                                                                except life insurance. The corporation primarily
                                                                                provides automobile and fire insurance to select
                                                                                customers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                    The company acts as a support company for Nationwide
                                                                                Global Holdings, Inc. in its international
                                                                                capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                              This company is formed to issue shares of mutual
                                                                                funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Ohio                                    The company is a holding company for international
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc. -    Luxembourg                              It serves as an extension of Nationwide Global
  Luxembourg Branch                                                             Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                  The company acts as a holding company.
  Brazil Participacoes, LTDA
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Home Mortgage              Ohio                                    This company performs the marketing function for
  Distributors, Inc.                                                            Nationwide Advantage Mortgage Company.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Indemnity Company         Ohio                                    The company is involved in the reinsurance business
                                                                                by assuming business from Nationwide Mutual
                                                                                Insurance Company and other insurers within the
                                                                                Nationwide Insurance organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Wisconsin                               The company is an independent agency personal lines
  America                                                                       underwriter of property/casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                    The company transacts general insurance business
  Florida                                                                       except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                    The company provides administrative services for the
  LLC                                                                           product sales and distribution channels of
                                                                                Nationwide Mutual Insurance Company and its
                                                                                affiliated and subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                              The company is a special risk, excess and surplus
  Underwriters                                                                  lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment Services        Oklahoma                                This is a limited broker-dealer company doing
  Corporation                                                                   business in the deferred compensation market and
                                                                                acts as an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life and Annuity         Ohio                                    The company engages in underwriting life insurance
  Insurance Company                                                             and granting, purchasing, and disposing of
                                                                                annuities.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life and Annuity          Delaware                                The company provides individual life insurance
  Company of America                                                            products.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life Insurance Company    Pennsylvania                            The company provides individual life insurance and
  of America                                                                    group annuity products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                                The company insures against personal injury,
  of Delaware                                                                   disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness, and every type of insurance
                                                                                appertaining thereto.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life Insurance           Ohio                                    This company provides individual life insurance,
  Company                                                                       group life and health insurance, fixed and variable
                                                                                annuity products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                   The company markets commercial property insurance in
                                                                                Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management Systems, Inc.   Ohio                                    The company offers a preferred provider organization
                                                                                and other related products and services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Martima Vida Previdencia   Brazil                                  The company operates as a licensed insurance company
  S.A.                                                                          in the categories of life and unrestricted private
                                                                                pension plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mortgage Holdings, Inc.    Ohio                                    The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire Insurance      Ohio                                    The company engages in a general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                    The company engages in a general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate and
                                                                                real estate investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                    The company engages in a general insurance business,
  Insurance Company                                                             except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                                The company is an inactive company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                            The company is a holding company for non-insurance
  Company                                                                       subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Realty Investors, Ltd.     Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate
                                                                                investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                                The company markets and administers deferred
  Inc.                                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                 The company provides retirement products,
  Inc. of Alabama                                                               marketing/education and administration to public
                                                                                employees and educators.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                 The company markets and administers deferred
  Inc. of Arizona                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                                The company markets and administers deferred
  Inc. of Arkansas                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                 The company markets and administers deferred
  Inc. of Montana                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                  The company markets and administers deferred
  Inc. of Nevada                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                              The company markets and administers deferred
  Inc. of New Mexico                                                            compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                    The company provides retirement products,
  Inc. of Ohio                                                                  marketing/education and administration to public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                                The company markets and administers deferred
  Inc. of Oklahoma                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                            The company markets and administers deferred
  Inc. of South Dakota                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                   The company markets and administers deferred
  Inc. of Texas                                                                 compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                 The company markets and administers deferred
  Inc. of Wyoming                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                           The company markets and administers deferred
  Insurance Agency, Inc.                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.           Ohio                                    The company is a registered broker-dealer and
                                                                                provides investment management and administrative
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company, LLC      Ohio                                    The company performs shared services functions for
                                                                                the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. z o.o.        Poland                                  The company provides services to Nationwide Global
                                                                                Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Strategic Investment       Ohio                                    The company acts as a private equity fund investing
  Fund, LLC                                                                     in companies for investment purposes and to create
                                                                                strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                  The company is authorized to engage in the business
  na Zycie S.A.                                                                 of life insurance and pension products in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB         United States                           This is a federal savings bank chartered by the
                                                                                Office of Thrift Supervision in the United States
                                                                                Department of the Treasury to exercise custody and
                                                                                fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company, Ltd.   England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC        Delaware                                The company invests in financial services companies
                                                                                that specialize in e-commerce and promote
                                                                                distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund I,   Delaware                                The company owns and manages contributed securities
  LLC                                                                           to achieve long - term capital appreciation from the
                                                                                contributed securities and through investments in a
                                                                                portfolio of other equity investments in financial
                                                                                service and other related companies as determined by
                                                                                the company to be undervalued or in need of changes
                                                                                in capital structure or to present other special
                                                                                situations that have the potential for significant
                                                                                earnings growth from among other things, major
                                                                                financial service industry trends, unfilled niches
                                                                                and synergies with other firms in the portfolio.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                                The company acts primarily as a holding company for
                                                                                Nationwide Financial Services, Inc. distribution
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Ltd.                Bermuda                                 The company buys and sells investment securities for
                                                                                its own account in order to enhance the investment
                                                                                returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg S. a. r. L.            Luxembourg                              The company acts primarily as a holding company for
                                                                                the European operations for Nationwide Global
                                                                                Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands, B.V.                 Netherlands                             The company acts as a holding company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.                          United Kingdom                          The company functions as a support company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital, LLC              Delaware                                The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife                           Luxembourg                              The company provides individual life insurance
                                                                                primarily in the United Kingdom, Belgium and France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                               The company provides pension plan administration and
                                                                                record keeping services, and pension plan and
                                                                                compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                    This company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                                The company serves as a general partner in certain
                                                                                real estate limited partnerships invested in by
                                                                                Nationwide Life Insurance Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Quick Sure Auto Agency, Inc.          Texas                                   The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Insurance
                                                                                Services.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.          Bermuda                                 The company is a captive insurer and writes first
                                                                                dollar insurance policies in workers' compensation,
                                                                                general liability and automobile liability for its
                                                                                affiliates in the United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                            The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                                The company is an investment advisor and a broker
                                                                                dealer.
------------------------------------------------------------------------------------------------------------------------------------
  RP&C International, Inc.              Ohio                                    The company is an investment-banking firm, which
                                                                                provides specialist advisory services and innovative
                                                                                financial solutions to public and private companies
                                                                                internationally.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                    The company engages in a general insurance business,
                                                                                except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                    The company primarily provides excess and surplus
                                                                                lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines Insurance    Arizona                                 The company provides excess and surplus lines
  Company                                                                       coverage on a non-admitted basis.
------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corp.            Delaware                                The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Aviation, LLC                     California                              The company holds an investment in a leased airplane
                                                                                and maintains an operating agreement with Flight
                                                                                Options.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Danco Insurance Company           California                              The corporation provides for life insurance and
                                                                                individual executive estate planning to maximize
                                                                                benefit value.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           California                              The corporation consults with corporate clients and
  Services Corporation                                                          financial institutions on the development and
                                                                                implementation of proprietary and/or private
                                                                                placement insurance products for the financing of
                                                                                executive benefit programs and individual
                                                                                executive's estate planning requirements. As a
                                                                                broker dealer, TBG Financial Services provides
                                                                                complete and flexible access to institutional
                                                                                insurance investment products.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           Hawaii                                  The corporation consults with corporate clients and
  Services Corporation of Hawaii                                                financial institutions on the development and
                                                                                implementation of proprietary, private placement and
                                                                                institutional insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Insurance Services                California                              The company markets and administers executive
  Corporation                                                                   benefit plans.
------------------------------------------------------------------------------------------------------------------------------------
  THI Holdings (Delaware), Inc.         Delaware                                The company acts as a holding company for the Titan,
                                                                                Victoria and Whitehall groups.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Agency, Inc.               Michigan                                The company is an insurance agency that primarily
                                                                                sells non-standard automobile insurance for Titan
                                                                                Insurance Company in Michigan.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance                  Nevada                                  The company is an insurance agency that operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Nevada.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of               Pennsylvania                            The company is an insurance agency that operates as
  Pennsylvania, Inc.                                                            an employee agent "storefront" for Titan Indemnity
                                                                                Company in Pennsylvania (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of Arizona,      Arizona                                 The company is an insurance agency that operates as
  Inc.                                                                          an employee agent "storefront" for Titan Indemnity
                                                                                Company in Arizona.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of New Mexico,   New Mexico                              The company is an insurance agency that operates as
  Inc.                                                                          an employee agent "storefront" for Titan Indemnity
                                                                                Company in New Mexico.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance, Inc.            Colorado                                The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Colorado.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Holdings Service Corporation    Texas                                   The company acts as a holding company specifically
                                                                                for Titan corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Indemnity Company               Texas                                   The company is a multi-line licensed insurance
                                                                                company and is operating primarily as a property and
                                                                                casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Company               Michigan                                This is a property and casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Services, Inc.        Texas                                   The company is a Texas grand fathered managing
                                                                                general agency.
------------------------------------------------------------------------------------------------------------------------------------
  Titan National Auto Call Center,      Texas                                   The company is licensed as an insurance agency that
  Inc.                                                                          operates as an employee agent "call center" for
                                                                                Titan Indemnity Company.
------------------------------------------------------------------------------------------------------------------------------------
  Vertboise, SA                         Luxembourg                              The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company      California                              The company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.         California                              The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Automobile Insurance         Ohio                                    The company is a property and casualty insurance
  Company                                                                       company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Financial Corporation        Delaware                                The company acts as a holding company specifically
                                                                                for all Victoria corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Fire & Casualty Company      Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Insurance Agency, Inc.       Ohio                                    The company is an insurance agency that acts as a
                                                                                broker for independent agents appointed with the
                                                                                Victoria companies in the state of Ohio.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Victoria National Insurance Company   Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Select Insurance Company     Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Specialty Insurance Company  Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                              The company operates as a nationwide pet registry
                                                                                service for holders of Veterinary Pet Insurance
                                                                                policies, including pet indemnification and lost pet
                                                                                recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                            The company provides administrative services to
  Services, Inc.                                                                Nationwide Life and Annuity Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance Company    Arizona                                 The company underwrites excess and surplus lines of
                                                                                property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  William J. Lynch and Associates,      California                              The company specializes in the analysis and funding
  Inc.                                                                          of corporate benefit liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of Florida                       Florida                                 The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Florida.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of New York                      New York                                The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in New York (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Holdings, Inc.              Texas                                   The company acts as a holding company especially for
                                                                                the Titan agencies.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Insurance agency of         Texas                                   The company is a Texas licensed insurance agency
  Texas, Inc.                                                                   (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall of Indiana, Inc.            Indiana                                 The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Indiana.
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-14                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate             Pennsylvania                                   Issuer of Annuity Contracts
      Account 1
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate               Delaware                                     Issuer of Annuity Contracts
      Account A
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-6                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VLI Separate Account-7                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate            Pennsylvania                                   Issuer of Life Insurance
      Account 1                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate              Delaware                                     Issuer of Life Insurance
      Account A                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------


                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      ____________
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  1,000,000 |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-99.9%           |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
    |                                  |                                           |
    |                                  |   --------------------------------        |   -------------------------------
    |                                  |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
    |   ----------------------------   |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
    |   |  NATIONWIDE MANAGEMENT   |   |   |            (SIC)             |        |   |                             |
    |   |      SYSTEMS, INC.       |   |   |                              |        |   | Common Stock:  50,000       |
    |   |                          |   |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |___| Common Stock: 100 Shares |   |   | ------------- Shares         |        |   |                             |
    |   | -------------            |   |   |                              |        |   |                             |
    |   |                          |   |   | Casualty-100%                |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   |         (See Page 2)         |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |   --------------------------------        |   |          NATIONWIDE         |
    |   |   NATIONWIDE AFFINITY    |   |   |            ALLIED            |        |   |       INDEMNITY COMPANY     |
    |   |    INSURANCE COMPANY     |   |   |          GROUP, INC.         |        |   |        (NW INDEMNITY)       |
    |   |        OF AMERICA        |   |   |            (AGI)             |        |   | Common Stock:  28,000       |
    |   |                          |___|   |                              |        |___| -------------  Shares       |
    |   | Common Stock: 500,000    |   |___| Common Stock: 850 Shares     |        |   |                             |
    |   | ------------- Shares     |   |   | -------------                |        |   |                             |
    |   |                          |   |   |                              |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   | Casualty-100%                |        |   -------------------------------
    |   ----------------------------   |   |         (See Page 2)         |        |
    |                                  |   |                              |        |
    |   ----------------------------   |   --------------------------------        |   -------------------------------
    |   |     NEWHOUSE CAPITAL     |   |                                           |   |           LONE STAR         |
    |   |      PARTNERS, LLC       |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |   | Casualty-70%             |   |   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
    |   |                          |___|   |                              |        |___| -------------  Shares       |
    |   | GGV-19%                  |   |___| Common Stock: 963            |        |   |                             |
    |   |                          |   |   | ------------- Shares         |        |   |                             |
    |   | Fire-10%                 |   |   |                              |        |   | Casualty-100%               |
    |   ----------------------------   |   | Casualty-23.88%              |        |   -------------------------------
    |                                  |   --------------------------------        |                 ||
    |   ----------------------------   |                                           |                 ||
    |   |                          |   |   --------------------------------        |   -------------------------------
    |   |     NATIONWIDE LLOYDS    |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
    |   |                          |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
    |   |       A TEXAS LLOYDS     |___|   |                              |        |   |            COMPANY          |
    |   |                          |   |___| Mutual-5%                    |        |   |                             |
    |   |                          |   |   |                              |        |   | Surplus Debentures:         |
    |   |                          |   |   | NW Indemnity-95%             |        |   | -------------------         |
    |   ----------------------------   |   |                              |        |   |                             |
    |                                  |   --------------------------------        |   | Assurance                   |
    |   ----------------------------   |                                           |   | Lone Star                   |
    |   |       THI HOLDINGS       |   |   --------------------------------        |   |                             |
    |   |      DELAWARE, INC.      |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
    |   |          (THI)           |   |   |      COMPANY OF FLORIDA      |        |
    |   |                          |   |   |                              |        |   -------------------------------
    |   | Common Stock: 100 Shares |___|___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
    |   |                          |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
        | Casualty-100%            |   |   |                              |        |   |                             |
        |                          |   |   | Casualty-100%                |        |   | Single Member Limited       |
        | (See page 3)             |   |   |                              |        |---| Liability Company           |
        ----------------------------   |   --------------------------------        |   |                             |
                                       |                                           |   | Casualty-100%               |
                                       |   --------------------------------        |   -------------------------------
                                       |   |      NATIONWIDE CREDIT       |        |
                                       |   |    ENHANCEMENT INSURANCE     |        |   -------------------------------
                                       |___|           COMPANY            |        |   |       AMERICAN MARINE       |
                                           |                              |        |   |      UNDERWRITERS, INC.     |
                                           |    Casualty-100%             |        |   |                             |
                                           |                              |        |   | Common Stock:  20 Shares    |
                                           --------------------------------        |___| -------------               |
                                                                                       |                             |
                                                                                       | Casualty-100%               |
                                                                                       |                             |
                                                                                       -------------------------------

                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
__|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
__|                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                  |
                  |_________________________________________________________________________________________________
                                                                            |                    |                  |
_________________________________________________________________________   |                    |                  |
                   |                                       |            |   |                    |                  |
                   |   --------------------------------    |   --------------------------------  |  -------------------------------
                   |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                              |
                   |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION              |
                   |   |                              |    |   | Common Stock:  13,642,432    |  |  |   ALTERNATIVES, LTD.         |
                   |   |                              |    |   | -------------                |  |  | Common Stock: 120,000 SHARES |
                   |___| Common Stock:  100 Shares    |    |   | 13,642,432                   |  |  | -------------                |
                   |   | -------------                |    |   |                              |  |  |                              |
                   |   |                              |    |   |                              |  |  | Fire-100%                    |
                   |   |                              |    |   |                              |  |  |                              |
                   |   | Casualty-100%                |    |   | Casualty 95.2%               |  |  --------------------------------
                   |   --------------------------------    |   | Fire      4.8%               |  |
                   |                                       |   |                              |  |
                   |   --------------------------------    |   |             (See Page 4)     |  |
                   |   |                              |    |   --------------------------------  |
                   |   |                              |    |                                     |
                   |   |          NATIONWIDE          |    |   --------------------------------  |
                   |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                   |---|                              |    |   | Common Stock:  12,248 Shares |  |
                   |   |                              |    |   | -------------                |  |
                   |   |                              |    |   |                              |  |
                   |   | Casualty-90%                 |    |   | Casualty-16.2%               |  |
                   |   |                              |    |___| Fire-16.2%                   |___
                   |   --------------------------------    |   | Preferred Stock: 1,466 Shares|
                   |                                       |   | ----------------             |
                   |   --------------------------------    |   |                              |
                   |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |
                   |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                   |   |            (NISC)            |    |   --------------------------------
                   |   |                              |    |
                   |---|     Single Member Limited    |__  |   --------------------------------
                   |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                   |   |                              | |  |   |         UNDERWRITERS         |
                   |   | Casualty-100%                | |  |   |                              |
                   |   -------------------------------- |  |   | Common Stock:  1,000         |
                   |                   |                |  |___| -------------  Shares        |
                   |                   |                |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |           INSURANCE          | |  |   | Casualty-100%                |
                   |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                   |   |                              | |  |
                   |   | Common Stock: 1,615          | |  |   --------------------------------
                   |   | ------------- Shares         | |  |   |     CRESTBROOK INSURANCE     |
                   |   |                              | |  |   |            COMPANY           |
                   |   |                              | |  |   |                              |
                   |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                   |   -------------------------------- |  |___| -------------  Shares        |
                   |                                    |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                   |   |          AGENCY LLC          | |  |   --------------------------------
                   |   |                              | |  |
                   |   |     Single Member Limited    | |  |   --------------------------------
                   |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                   |   |                              |    |   |        INVESTORS, LTD        |
                   |   | NISC-100%                    |    |   |                              |
                   |   |                              |    |   | Casualty-95%                 |
                   |   --------------------------------    |---|                              |
                   |                                       |   | NW Indemnity-5%              |
                   |   --------------------------------    |   |                              |
                   |   |      DISCOVER INSURANCE      |    |   --------------------------------
                   |   |          AGENCY OF           |    |
                   |   |          TEXAS, LLC          |    |   --------------------------------
                   |   |                              |    |   |     NATIONWIDE STRATEGIC     |
                   |___|     Single Member Limited    |    |   |     INVESTMENT FUND, LLC     |
                   |___|       Liability Company      |    |   |                              |
                       |                              |    |---|     Single Member Limited    |
                       |                              |    |   |       Liability Company      |
                       --------------------------------        |                              |
                                                               | Casualty-100%                |
                                                               |                              |
                                                               --------------------------------


                                                                                Subsidiary Companies      -- Solid Line
                                                                                Contractual Association   -- Double Line
                                                                                Limited Liability Company -- Dotted Line

                                                                                March 31, 2004

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------






                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|      (Allied P & C)      |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                                    |                             |
                                    |                             |
                                    |                             |
     ----------------------------   |               ----------------------------
     |   NATIONWIDE MORTGAGE    |   |               |            AMCO          |
     |      HOLDINGS INC.       |   |               |     INSURANCE COMPANY    |
     |          (NMH)           |   |               |           (AMCO)         |
  ___|                          |___|            ___|                          |
 |   | AGI-100%                 |               |   | Common Stock:  300,000   |
 |   |                          |               |   | -------------  Shares    |
 |   |                          |               |   |                          |
 |   ----------------------------               |   | AGI-100%                 |
 |                                              |   ----------------------------
 |   ----------------------------               |
 |   |     NATIONWIDE HOME      |               |   ----------------------------
 |   |  MORTGAGE DISTRIBUTORS   |               |   |          ALLIED          |
 |   |           INC.           |               |   |      GENERAL AGENCY      |
 |___|                          |               |   |         COMPANY          |
 |   | NMHI-100%                |               |___|                          |
 |   |                          |               |   | Common Stock:  5,000     |
 |   |                          |               |   | -------------  Shares    |
 |   ----------------------------               |   |                          |
 |                                              |   | AMCO-100%                |
 |   ----------------------------               |   ----------------------------
 |   |        NATIONWIDE        |               |
 |   |    ADVANTAGE MORTGAGE    |               |   ----------------------------
 |   |      COMPANY (NAMC)      |               |   |                          |
 |___|                          |               |   |       ALLIED TEXAS       |
     | Common Stock:  115,819   |               |   |       AGENCY, INC.       |
     | -------------  Shares    |               |___|                          |
     |                          |               |   |                          |
     | NMHI-100%                |               |   | AMCO-100%                |
     |                          |               |   |                          |
     | 8% Preferred:  39,500    |               |   |                          |
     | -------------  Shares    |               |   ----------------------------
     |                          |               |
     | AGI-24%                  |               |   ----------------------------   ----------------------------
     | AMCO-76%                 |               |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
     |                          |               |   |           AGENCY         |   |       SERVICES, INC.     |
     | 7% Preferred:  40,000    |               |   |                          |   |                          |
     | -------------  Shares    |               |___| Common Stock:  1,000     |___| Common Stock:  100       |
     |                          |                   | -------------  Shares    |   | -------------  Shares    |
     | AMCO-      25%           |                   |                          |   |                          |
     | Allied P&C-50%           |                   | AMCO-100%                |   | CalFarm Insurance        |
     | Depositors-25%           |                   |                          |   | Agency-100%              |
     ----------------------------                   ----------------------------   ----------------------------
                  |
                  |
     ----------------------------
     |           AGMC           |
     |     REINSURANCE, LTD.    |
     |                          |
     | Common Stock:  11,000    |
     | -------------  Shares    |
     |                          |
     | NAMC-100%                |
     ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  5,645,527 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |            ___| SIC-80.5%                |
                                    |   ----------------------------           |   ----------------------------
                                    |                                          |
                                    |   ----------------------------           |   ----------------------------
                                    |   |         WESTERN          |           |   |      VETERINARY PET      |
                                    |   |    HERITAGE INSURANCE    |           |   |       INSURANCE CO.      |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |___|                          |
                                        | Common Stock:  4,776,076 |           |   | VPSI-100%                |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   |                          |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2004


                                                           -------------------------
                                                           |    FARMLAND MUTUAL    |
                                                           |   INSURANCE COMPANY   |
                                                           |                       |______
                                                           |Guaranty Fund          |______
                                                           |Certificate            |
                                                           |                       |
                                                           |Casualty               |
                                                           |     (See Page 1)      |
                                                           -------------------------




                __________________________________________________________________________
                |                                         |
                |                                         |
---------------------------------                         |
|    TITAN INDEMNITY COMPANY    |         ----------------------------------
|           (TITAN)             |         |     VICTORIA FINANCIAL CORP.   |
|                               |         |            (VICTORIA)          |
|Common Stock: 4,319,951 Shares |         |                                |
|------------                   |      ___|Common Stock:       1,000 Shares|
|                               |     |   |------------                    |
|                               |     |   |                                |
|THI-100%                       |     |   |                                |
---------------------------------     |   |THI-100%                        |
                |                     |   ----------------------------------
                |                     |
---------------------------------     |
|    TITAN INSURANCE COMPANY    |     |   ----------------------------------
|       (TITAN INSURANCE)       |     |   |         VICTORIA FIRE &        |
|                               |     |   |        CASUALTY COMPANY        |
|Common Stock: 1,000,000 Shares |     |   |         (VICTORIA FIRE)        |
|------------                   |     |___|                                |
|                               |     |   |Common Stock:       1,500 Shares|___
|                               |     |   |------------                    |   |
|Titan-100%                     |     |   |                                |   |
---------------------------------     |   |                                |   |
                |                     |   |Victoria-100%                   |   |
                |                     |   ----------------------------------   |
---------------------------------     |                                        |
|    TITAN AUTO AGENCY, INC.    |     |                                        |
|             (MI)              |     |   ----------------------------------   |
|                               |     |   |       VICTORIA INSURANCE       |   |
|Common Stock:     1,000 Shares |     |   |           AGENCY INC.          |   |
|------------                   |     |   |                                |   |
|                               |     |___|Common Stock: 497 Shares Class B|___|
|                               |         |------------    3 Shares Class A|   |
|Titan Insurance-100%           |         |                                |   |
---------------------------------         |Victoria-100% of                |   |
                                          |Class A & Class B               |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |      VICTORIA AUTOMOBILE       |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,500 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA NATIONAL        |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |        VICTORIA SELECT         |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |-------------                   |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA SPECIALITY      |   |
                                          |        INSURANCE COMPANY       |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |
                                          |                                |
                                          |                                |
                                          |Victoria Fire-100%              |
                                          ----------------------------------

                                NATIONWIDE(R)

                   --------------------------------------
___________________|           NATIONWIDE MUTUAL        |_____________________________________________
___________________|           INSURANCE COMPANY        |_____________________________________________
                   |               (CASUALTY)           |
                   |              (See Page 1)          |
                   --------------------------------------
                                      |
                                      |
                    ------------------------------------
                    |    THI HOLDINGS DELAWARE, INC.   |
                    |               (THI)              |
                    |                                  |
                    |Common Stock:         1,000 Shares|
                    |------------                      |
                    |                                  |
                    |                                  |
                    |THI-100%                          |
                    ------------------------------------
                                     |
                                     |
                                     |
_____________________________________|______________________________________________________________________________
                                     |
                     ----------------------------------
                     |     WHITEHALL HOLDINGS, INC.   |
                     |            (WHITEHALL)         |
                     |                                |
                     |Common Stock:       1,000 Shares|
                     |------------                    |
                     |                                |
                     |                                |
                     |THI-100%                        |
                     ----------------------------------
                                     |
                                     |
                                     |
                                     |
                                     |
----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |       WHITEHALL INSURANCE      |
|        OF ARIZONA, INC.        |   |   |      AGENCY OF TEXAS, INC.     |
|                                |   |   |                                |
|Common Stock:     100,000 Shares|___|___|Common Stock:       1,000 Shares|________________________
|------------                    |   |   |------------                    |                        |
|                                |   |   |                                |                        |
|                                |   |   |                                |                        |
|Whitehall-100%                  |   |   |Whitehall-100%                  |                        |
----------------------------------   |   ----------------------------------                        |
                                     |                                                             |
                                     |                                                             |
----------------------------------   |   ----------------------------------       ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |           WHITEHALL OF         |       |         TITAN INSURANCE        |
|       OF NEW MEXICO, INC.      |   |   |           INDIANA, INC.        |       |           SERVICES INC.        |
|                                |   |   |                                |       |         (TITAN SERVICES)       |
|Common Stock:       1,000 Shares|___|___|Common Stock:      10,000 Shares|    ___|                                |
|------------                    |   |   |------------                    |   |   |Common Stock:           1 Share |
|                                |   |   |                                |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Whitehall Ins.-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |               WI OF            |   |   |      TITAN NATIONAL AUTO       |
|              (NV)              |   |   |           FLORIDA, INC.        |   |   |       CALL CENTER, INC.        |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:         100 Shares|   |___|Common Stock:         100 Shares|
|------------                    |   |   |------------                    |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Titan Services-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |            TITAN AUTO          |   |   |         QUICK SURE AUTO        |
|      OF PENNSYLVANIA, INC.     |   |   |         INSURANCE, INC         |   |   |           AGENCY, INC.         |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:       1,000 Shares|   |___|Common Stock:       1,050 Shares|
|------------                    |   |   |------------                    |       |------------                    |
|                                |   |   |                                |       |                                |
|                                |   |   |                                |       |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |       |Titan Services-100%             |
----------------------------------   |   ----------------------------------       ----------------------------------
                                     |
                                     |
                                     |   ----------------------------------
                                     |   |              WHI OF            |
                                     |   |          NEW YORK, INC.        |
                                     |   |                                |
                                     |___|Common Stock:         100 Shares|
                                         |------------                    |
                                         |                                |
                                         |                                |
                                         |Whitehall-100%                  |
                                         ----------------------------------

                --------------------------------------
________________|           NATIONWIDE MUTUAL        |
________________|        FIRE INSURANCE COMPANY      |
                |               (CASUALTY)           |
                |              (See Page 1)          |
                --------------------------------------















______________________________________________________________
                                                              |
                                                              |
                                                              |
                                              ----------------------------------
                                              |          TITAN HOLDINGS        |
                                              |        SERVICE CORPORATION     |
                                              |         (TITAN HOLDINGS)       |
                                              |                                |
                                              |Common Stock:      100,00 Share |
                                              |------------                    |
                                              |                                |
                                              |THI-100%                        |
                                              ----------------------------------




                                        Subsidiary Companies      __ Solid Line
                                        Contractual Association   __ Double Line
                                        Limited Liability Company __ Dotted Line

                                        March 31, 2004

________________________________________________________________________________
|                   |
|
|                   |
|
|                   |
|   ---------------------------------       ---------------------------------
|   |    NATIONWIDE TOWARZYSTWO     |       |  NATIONWIDE GLOBAL HOLDINGS,  |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |     INC.-LUXEMBOURG BRANCH    |
|   |                               |       |             (BRANCH)          |
|   |Common Stock: 1,952,000 Shares |       |                               |___
|   |------------                   |       |                               |
|   |                               |       |                               |
|   |NGH-100%                       |       | Endowment Capital-            |
|   ---------------------------------       ---------------------------------
|                                                           |
|   ---------------------------------       ---------------------------------
|   |                               |       |                               |
|   |          NATIONWIDE           |       |     NGH LUXEMBOURG S.AA,R.L.  |
|   |      FINANCIAL SP. Z O.O.     |       |          (LUX SA)             |
|___|                               |       |Common Stock:   189,595  Shares|
|   |Common Stock: 40,950 Shares    |    ___|------------                   |
|   |------------                   |   |   |                               |
|   |                               |   |   |                               |
|   |                               |   |   |BRANCH-65%                     |
|   |NGH-100%                       |   |   |NW Corp.-35%                   |
|   ---------------------------------   |   ---------------------------------
|                                       |
|   ---------------------------------   |   ---------------------------------
|   |      SIAM AR-NA-KHET          |   |   |         NGH UK, LTD.          |
|   |     COMPANY LTD. (SIAM)       |   |   |                               |
|---|                               |   |   |                               |
    |                               |   |___|                               |
    |                               |   |   |                               |
    |                               |   |   |                               |
    |NGH-48.99%                     |   |   |                               |
    ---------------------------------   |   |LUX SA-100%                    |
                                        |   ---------------------------------
                                        |
                                        |
                                        |
                                        |   ---------------------------------
                                        |   |   NATIONWIDE GLOBAL HOLDINGS  |
                                        |   |   -NGH BRASIL PARTICIPACOES,  |
                                        |   |       LTDA (NGH BRASIL)       |
                                        |___|                               |
                                        |   |        Shares                 |
                                        |   |        ------                 |___
                                        |   |                               |
                                        |   |                               |
                                        |   |                               |
                                        |   |LUX SA 6,164,899               |
                                        |   |NGH    1                       |
                                        |   ---------------------------------
                                        |                   |
                                        |                   |
                                        |   ---------------------------------
                                        |   |  NATIONWIDE MARITIMA VIDA e   |
                                        |   |       PREVIDENCIA SA          |
                                        |   |                               |
                                        |   |Common Stock:  134,822,225     |
                                        |   |------------   Shares          |
                                        |   |                               |
                                        |   |                               |
                                        |   |                               |
                                        |   |                               |
                                        |   |DPSA-86.4%                     |
                                        |   ---------------------------------
    ---------------------------------   |
    |     PANEUROLIFE (PEL)         |   |   ---------------------------------
    |                               |   |   |  EUROPE WIDE LIFE SA          |
    |Common Stock:  1,300,000 Shares|   |   |                               |
    |------------                   |___|___|                               |
    |                               |   |   |Common Stock:      65,000      |
    |                               |   |   |-------------                  |___
    |LUX SA-100%                    |   |   |                   Shares      |
    |LUF                            |   |   |                   ------      |
    ---------------------------------   |   |LUX Sa-100%        64,999      |
                  |                     |   |NGH                     1      |
                  |                     |   |                               |
    ---------------------------------   |   ---------------------------------
    |      VERTBOIS, SA             |   |
    |                               |   |   ---------------------------------
    |                               |   |   |       DANICA LIFE S.A         |
    |                               |   |   |                               |
    |                               |   |   |                               |
    |                               |   |___|                               |
    |                               |       |                               |
    |                               |       |                               |
    | PEL-99.99%                    |       |                               |
    | LUX SA-.01%                   |       |LUX SA-100%                    |
    ---------------------------------       ---------------------------------

                                                                        (middle)

                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |_____________________________________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |_____________________________________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |                                      |
   |Casualty           |           --------------------                                      |
   |   (See Page 1)    |                                                                     |
    -------------------                                                                      |
                                                                            ------------------------------------
                                                                            | NATIONWIDE CORPORATION (NW CORP) |
                                                                            | Common Stock: 13,642,432 Shares  |
                                                                            | -------------                    |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |Casualty   95.2%                  |
                                                                            |Fire        4.8%                  |
                                                                            ------------------------------------
                                                                                             |
                                                                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
       |___|Common Stock:       1 Share    |             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 5)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |                               |
       |___|Common Stock:         40 Shares|
       |   |------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:         80 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
       |   |        Liability Company      |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
_______|   ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------



________________________________________________________________
               |                                               |
               |                                               |
 ---------------------------------            ---------------------------------
 |      GARTMORE GLOBAL ASSET    |            |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |            |      & COMPANY (GATES)        |
 |             (GGAMT)           |            |                               |
 |                               |       _____|Common Stock:        254 Shares|
 |                               |       |    |------------                   |
 |                               |       |    |                               |
 |NW Corp-100%                   |       |    |                               |
 |           (See Page 7)        |       |    |NW Corp.-100%                  |
 ---------------------------------       |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |    MEDPROSOLUTIONS, INC.      |
                                         |    |                               |
                                         |    |                               |
                                         |____|                               |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |    COMPANY OF NEW YORK, INC.  |
                                         |    |                               |
                                         |____|Common Stock:       3 Shares   |
                                         |    |------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |       COMPANY OF NEVADA       |
                                         |    |                               |
                                         |    |Common Stock:         40 Shares|
                                         |____|------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATESMCDONALD          |
                                         |    |      HEALTH PLUS, INC.        |
                                         |    |                               |
                                         |____|Common Stock:        200 Shares|
                                              |------------                   |
                                              |                               |
                                              |Gates-100%                     |
                                              ---------------------------------

                                        Subsidiary Companies      -- Solid Line
                                        Contractual Association   -- Double Line
                                        Limited Liability Company -- Dotted Line

                                        March 31, 2004

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                      |                      |
   ------------------------------    ---------------------------------- |   -----------------------------
   |        TBG INSURANCE       |    |   NATIONWIDE LIFE INSURANCE    | |   |    NATIONWIDE FINANCIAL   |
   |    SERVICES CORPORATION    |    |     COMPANY (NW LIFE)          | |   |   SERVICES CAPITAL TRUST  |
   |            (TGB)           |    |                                | |   |                           |
___|                            | ___| Common Stock: 3,814,779 Shares | |___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |NFS-63%                     | |  | NFS-100%                       | |   | NFS-63%                   |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  |      TBG AVATION, LLC      | |  ---------------------------------- |   | CAPITAL PRO HOLDING, INC. |
|  |                            | |  |      NATIONWIDE LIFE AND       | |   | (CAP PRO)                 |
|  |                            | |  |   ANNUITY INSURANCE COMPANY    | |   |                           |
|  |                            | |  |                                | |   |                           |
|__|                            | |__| Common Stock: 66,000 Shares    | |___|                           |
|  |                            | |  | ------------                   |     |                           |
|  |                            | |  |                                |     |                           |
|  |TGB-100%                    | |  | NW Life-100%                   |     | NFS-63%                   |
|  ------------------------------ |  ----------------------------------     -----------------------------
|                                 |                                                       |
|  ------------------------------ |  ----------------------------------     -----------------------------
|  |    TBG DANCO INSURANCE     | |  |      NATIONWIDE INVESTMENT     |     |    CAPITAL PROFESSIONAL   |
|  |         COMPANY            | |  |      SERVICES CORPORATION      |     |      ADVISORS, INC.       |
|  |                            | |  |                                |     |          (CPA)            |
|__|                            | |__| Common Stock: 5,000 Shares     |     |                           |
|  |                            | |  | ------------                   |     |                           |
|  |                            | |                                         |                           |
|  |                            | |  |                                |     |                           |
|  |TGN-100%                    | |  |                                |     | CAP PRO-100%              |
|  ------------------------------ |  | NW Life-100%                   |     -----------------------------
|                                 |  ----------------------------------                    |
|  ------------------------------ |                                         -----------------------------
|  | TGB FINANCIAL & INSURANCE  | |  ----------------------------------     |     CAP PRO INSURANCE     |
|  |    SERVICES CORPORATION    | |  |      NATIONWIDE FINANCIAL      |     |    AGENCY SERVICES, INC.  |
|__|                            | |__|       ASSIGNMENT COMPANY       |     |                           |
|  |                            | |  |                                |     |                           |
|  |                            | |  | NW LIFE-100%                   |     |                           |
|  |                            | |  ----------------------------------     |                           |
|  |                            | |                                         |                           |
|  |TGN-100%                    | |  ----------------------------------     | CPAI-100%                 |
|  ------------------------------ |  | NATIONWIDE PROPERTIES LTD.     |     -----------------------------
|                                 |  |                                |                    |
|  ------------------------------ |  | Units:                         |     -----------------------------
|  | TGB FINANCIAL & INSURANCE  | |__| -----                          |     |     CAP PRO BROKERAGE     |
|  |    SERVICES CORPORATION    | |  | NW LIFE-97.6%                  |     |       SERVICES, INC.      |
|  |         OF HAWAII          | |  | Casualty-2.4%                  |     |                           |
|__|                            | |  ----------------------------------     |                           |
|  |                            | |                                         |                           |
|  |                            | |  ----------------------------------     |                           |
|  |                            | |  |    NATIONWIDE COMMUNITY        |     |                           |
|  |TGN-100%                    | |  |   DEVELOPMENT CORP., LLC       |     | CPAI-100%                 |
|  ------------------------------ |  |                                |     -----------------------------
|                                 |--| Units:                         |                    |
|  ------------------------------ |  | -----                          |     -----------------------------
|  |      WILLIAM J. LYNCH &    | |  | NW LIFE-67%                    |     |      CAP PRO ADVISORY     |
|  |        ASSOCIATES, INC.    | |  | NW Indemnity-33%               |     |       SERVICES , INC.     |
|  |                            | |  ----------------------------------     |                           |
|  |                            | |                                         |                           |
|__|                            | |  ----------------------------------     |                           |
   |                            | |  |     NATIONWIDE AFFORDABLE      |     |                           |
   |                            | |  |         HOUSING, LLC           |     |                           |
   |TGN-100%                    | |--|                                |     | CPAI-100%                 |
   ------------------------------    | NW Life-45%                    |     -----------------------------
                                     | NW Indemnity-45%               |
                                     ----------------------------------

                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    13,642,432      |
                                          |          ------------       Shares        |
                                          |                             ------        |
                                          | Casualty         95.2%                    |
                                          | Fire              4.8%                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
          _________________________________________________________________________________________________________________________
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |     NATIONWIDE TRUST      |       |   NFS DISTRIBUTORS, INC. |        |    NATIONWIDE FINANCIAL         |
                        |       COMPANY, FSB        |       |          (NFSDI)         |        |  SERVICES CAPITAL TRUST II      |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 2,800,000   |       |                          |        |                                 |
                        | ------------  Shares      |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFS-100%                  |       |  NFS-100%                |        | NFS-100%                        |
                        -----------------------------       ----------------------------        -----------------------------------
                                                                        |
                                      _____________________________________________________________________________________________
                                      |                                 |                                       |
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |        |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |        |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |        |          (401(K))               |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 1,000 Shares|       |                          |        |                                 |
                        | ------------              |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |        | NFSDI-100%                      |
                        -----------------------------        ---------------------------        -----------------------------------
                                      |                                                                         |
    --------------------------------- |                                                                         |
    |    FINANCIAL HORIZONS         | |                                                                         |
    |    DISTRIBUTORS AGENCY        | |                                                                         |
    |     OF ALABAMA, INC.          | |                                                                         |
    |                               |_|                                                                         |
    | Common Stock: 10,000 Shares   | |                                                                         |
    | ------------                  | |                                                                         |
    |                               | |                                                                         |
    |                               | |                                                                         |
    | NFIDAI-100%                   | |                                                                         |
    --------------------------------- |                                                                         |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    LANDMARK FINANCIAL         | |   |                           |      |      401(k) INVESTMENT       |   |
    |       SERVICES OF             | |   |                           |      |      SERVICES, INC.          |   |
    |                               | |   |    FINANCIAL HORIZONS     |      |                              |   |
    |      NEW YORK, INC.           | |  _|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
    | Common Stock: 10,000 Shares   |_|  _|   AGENCY OF OHIO, INC     |      |-------------                 |   |
    | ------------                  | |   |                           |      |                              |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    FINANCIAL HORIZONS         | |   |                           |      |      401(k) INVESTMENT       |   |
    |      SECURITIES CORP.         | |   |                           |      |       ADVISORS, INC.         |   |
    |                               | |   |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |  _|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  |_|  _|        AGENCY OF          |      |-------------                 |   |
    |                               | |   |      OKLAHOMA, INC        |      |                              |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |   AFFILIATE AGENCY, INC.      | |   |                           |      |    THE 401(k) COMPANY        |   |
    |                               | |   |                           |      |                              |   |
    | Common Stock: 100 Shares      | |   |    FINANCIAL HORIZONS            |Common Stock: 855,000 Shares  |   |
    | ------------                  |_|  _|       DISTRIBUTORS        |      |-------------                 |___|
    |                               | |  _|   AGENCY OF TEXAS, INC    |      |                              |
    |                               | |   |                           |      |                              |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |
    --------------------------------- |   -----------------------------      --------------------------------
                                      |
    --------------------------------- |   ------------------------------
    |    NATIONWIDE FINANCIAL       | |   |      AFFILIATE AGENCY      |
    |  INSTITUTION DISTRIBUTORS     | |   |        OF OHIO, INC.       |
    |INSURANCE AGENCY, INC. OF MASS.| |   |                            |
    | Common Stock: 100 Shares      |_| __| Common Stock: 750 Shares   |
    | ------------                  | |   | ------------               |
    |                               | |   |                            |
    | NFIDAI-100%                   | |   | NFIDAI-100%                |
    --------------------------------- |   ------------------------------
                                      |
    --------------------------------- |
    |    NATIONWIDE FINANCIAL       | |
    |  INSTITUTION DISTRIBUTORS     | |
    | AGENCY, INC. OF NEW MEXICO    | |
    | Common Stock: 100 Shares      |_|
    | ------------                  |
    |                               |
    | NFIDAI-100%                   |
    ---------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                   |                |                 |                 |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                       |  PENSION ASSOCIATES, INC.    |   |   | NATIONWIDE LIFE INSURANCE |  |  |     NATIONWIDE FINANCIAL     |
                       |                              |   |   |    COMPANY OF AMERICA     |  |  |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |   |   |         (NLICA)           |  |  |            (NFSB)            |
                       | ------------                 |   |   |                           |  |  | Common Stock: 250,000 Shares |
                       |                              |   |   |                           |  |  |                              |
                       |                              |   |   |                           |  |  |                              |
                       | NFS-100%                     |   |   | NFS-100%      (See Page 6)|  |  | NFS-100%                     |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                                                          |                                  |                  |
 _______________________________________                  |                                  |                  |
                                       |                  |                                  |                  |
                        --------------------------------  |   -----------------------------  |   --------------------------------
                        |    NATIONWIDE RETIREMENT     |  |   | NATIONWIDE FINANCIAL      |  |   |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |  |   | STRUCTURED PRODUCTS, LlLC |  |   |                              |
                        |                              |  |   |                           |  |   | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |  |---|                           |  |   | ------------                 |
                        | -------------                |      |                           |  |   |                              |
                        |                              |      |                           |  |   |                              |
                        | NFSDI-100%                   |      | NFS-100%                  |  |   | NFSB-100%                    |
                        --------------------------------     -----------------------------   |   --------------------------------
                                    |                                                        |
                                    |                                                        |   --------------------------------
   -------------------------------- | -----------------------------                          |   | NF REINSURANCE, LTD.         |
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |                          |   |                              |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |                          |   | Common Stock: 250,000 Shares |
   |         ALABAMA              | | |        NEW MEXICO         |                          |-- | ------------                 |
   | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|                              |                              |
   | ------------                 | | | ------------              |                              |                              |
   |                              | | |                           |                              | NFS-100%                     |
   | NRS-100%                     | | | NRS-100%                  |                              --------------------------------
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |         ARIZONA              | | |        SO. DAKOTA         |
   | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |        ARKANSAS              | | |         WYOMING           |
   | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |      SOLUTIONS, INS.         | | |                           |
   |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
   | ------------                 | | |           OHIO            |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
   |                              | |_|    SOLUTIONS, INC. OF     |
   | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
   | ------------                 | | |                           |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------  | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
   | ------------                 |_|_|           TEXAS           |
   |                              |   |                           |
   | NRS-100%                     |   |                           |
   --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2004

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |    Common Stock:  13,642,432 Shares    |
                                                        |    -------------                       |
                                                        |                                        |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------                      |
                                                        | Casualty   95.2%                       |
                                                        | Fire        4.8%                       |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
     |                           |   |                           |
     |  NPHC - 100%              |   |  RCMD - 100%              |
     -----------------------------   -----------------------------
                   |                               |
                   |                               |
     -----------------------------   -----------------------------
     |       1717 ADVISORY       |   |       1717 INSURANCE      |
     |       SERVICES, INC.      |   |        AGENCY OF          |
     |                           |   |      MASSACHUSETTS, INC.  |
     |                           |   |                           |
     |  RCMD - 100%              |   |  BSI - 100%               |
     -----------------------------   -----------------------------






    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         March 31, 2004

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

                                                _______________________________
                                                |                 _____________
 ---------------------------                    |                |
|     AUDENSTAR LIMITED     |      ---------------------------   |
|           (AL)            |     |     NATIONWIDE ASSET      |  |
|                           |__   | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGAMT - 100%              |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |     GARTMORE GROUP LTD.   |  |
|           (RIG)           |  |  |           (GGL)           |  |
|                           |__|__|                           |  |
|                           |     |                           |  |
| GGAMT - 79%               |   __| NAMHL - 83%               |  |
| AL - 21%                  |  |   ---------------------------   |
 ---------------------------   |                |                |
              |                |   ---------------------------   |
              |                |  |   NATIONWIDE UK HOLDING   |  |
 ---------------------------   |  |       COMPANY, LTD.       |  |
|  GARTMORE RIVERVIEW, LLC  |  |  |        (NUKHCL)           |  |
|                           |  |  |                           |  |
|                           |  |  |                           |  |
|                           |  |  | GGL - 100%                |  |
|                           |  |   ---------------------------   |
| RIG - 70%                 |  |                |                |
 ---------------------------   |   ---------------------------   |
                               |  |     ASSET MANAGEMENT      |  |
                               |  |       HOLDINGS PLC        |  |
                               | _|         (AMH)             |  |
                               || |                           |  |
                               || |                           |  |
                               || | NUKHCL - 100%             |  |
                               ||  ---------------------------   |
                               ||               |                |
                               ||  ---------------------------   |
                               || |    GARTMORE INVESTMENT    |  |
                               || |       MANAGEMENT PLC      |  |
                               ||_|           (GIM)           |__|__
                               |  |                           |  |
                               |  | AMH - 99.99%              |  |
                               |  | GNL - .01%                |  |
                               |   ---------------------------   |
                               |                                 |
                               |                                 |
                               |                                 |
                               |                                 |
                               |                                 |
                               |                                 |
                               |                                 |
                               |                                 |__
                               |
                               |
                               |   ---------------------------
                               |  |      GARTMORE GLOBAL      |
                               |  |      INVESTMENTS, INC.    |
                               |__|           (GGL)           |
                                  |                           |
                                  |                           |
                                  |        (See Page 8)       |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

   -------------------
__| NATIONWIDE MUTUAL |____________________________________________________________________________
__| INSURANCE COMPANY |____________________________________________________________________________
  |   (CASUALTY)      |               |
  |  (See Page 1)     |               |
   -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:  13,642,432        |
                |       ------------        Shares       |
                |                                        |
                |                                        |
                |  Casualty   95.2%                      |
                |  Fire        4.8%                      |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ___________________________________
 ________________________________________________________________________________________________
                     |             |                               |    --------------------------
      --------------------------   |   --------------------------  |   | GARTMORE INVESTMENT LTD. |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         | |   |          (GIL)           |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                          |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                          |
  |  |                          |  |  |                          | |   | GIM - 99.9%              |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%               |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    --------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    --------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN      |
  |  |                          |  |  |                          | |   |         LIMITED          |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                          |
  |  |       SERVICES GMBH      |  |  |                          | |   |                          |
  |__|                          |  |  |                          | |   |                          |
  |  |                          |  |  |                          | |   | GIL - 100%               |
  |  |                          |  |  | GFM - 100%               | |   |                          |
  |  | GISL - 100%              |  |  |                          | |    --------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    --------------------------
  |   --------------------------   |   --------------------------  |   |    GARTMORE 1990 LTD.    |
  |  |  GARTMORE FUND MANAGERS  |  |  |     GARTMORE PENSION     | |   |                          |
  |  |  INTERNATIONAL LIMITED   |  |  |      TRUSTEES, LTD.      | |___|                          |
  |__|         (GFMI)           |  |__|                          | |   |                          |
     |                          |     |                          | |   | GIM - 50%                |
     | GISL - 99.99%            |     | GIM - 99%                | |   | GSL - 50%                |
     | GSL - .01%               |     | GSL - 1%                 | |    --------------------------
      --------------------------       --------------------------  |
                    |                                              |    --------------------------
      --------------------------                                   |   |   GARTMORE INDOSUEZ UK   |
      |   GARTMORE MANAGERS      |                                 |   | RECOVERY FUND (G.P.) LTD.|
      |      (JERSEY) LTD.       |                                 |___|    (GENERAL PARTNER)     |
      |                          |                                 |   |                          |
      | GFMI - 94%               |                                 |   | GIM - 50%                |
      | GSL - 3%                 |                                 |   | GNL - 50%                |
      | GIM - 3%                 |                                 |    --------------------------
       --------------------------                                  |
                                                                   |    --------------------------
      --------------------------                                   |   |GARTMORE 1990 TRUSTEE LTD.|
     |                          |                                  |   |    (GENERAL PARTNER)     |
     |     GARTMORE NO. 1       |                                  |___|                          |
     |  GENERAL PARTNER, LTD.   |                                      |                          |
_____|                          |                                      | GIM - 50%                |
     |                          |                                      | GSL - 50%                |
     |                          |                                       --------------------------
     | GIM - 100%               |
      --------------------------

      --------------------------
     |     GARTMORE NO. 2       |
     |  GENERAL PARTNER, LTD.   |
_____|                          |
     |                          |
     |                          |
     | GIM - 100%               |
      --------------------------

          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------



 _________________________________________________
|                                                |
|   --------------------------       --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |
|  |                          |     |     MANAGEMENT LTD.      |
|__|                          |     |          (GCM)           |
|  |                          |     |                          |
|  | GIM - 50%                |     | GIM - 99.99%             |
|  | GSL - 50%                |     | GSL - 0.1%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |
|  |          (GNL)           |     |         (GUS)            |
|__|                          |     |                          |
|  |                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     |                          |
|  | GSL - .01%               |     | GCM - 100%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  | GARTMORE SECURITIES LTD. |     | GARTMORE GLOBAL PARTNERS |
|  |          (GSL)           |     |    (GENERAL PARTNER)     |
|__|                          |_____|                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     | GUS - 50%                |
|  | GNL - .01%               |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2004

                                                                     (left side)
                                  NATIONWIDE(R)

-----------------------                      -------------------------------------
|   FARMLAND MUTUAL   |                      |        NATIONWIDE MUTUAL          |
|  INSURANCE COMPANY  |______________________|        INSURANCE COMPANY          |_____________________________________
|                     |______________________|                                   |_____________________________________
| Guaranty Fund       |                      |            (CASUALTY)             |                   |
| Certificate         |                      |           (See Page 1)            |                   |
|                     |                      -------------------------------------                   |
| Casualty            |                                                                              |
|    (See Page 1)     |                                                                              |
-----------------------                                                                              |
                                                                                   ------------------------------------
                                                                                   | NATIONWIDE CORPORATION (NW CORP) |
                                                                                   |   Common Stock:     13,642,432   |
                                                                                   |   ------------        Shares     |
                                                                                   |                                  |
                                                                                   | Casualty-95.2%                   |
                                                                                   | Fire-4.8%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GLOBAL          |
                                                                                   |         ASSET MANAGEMENT         |
                                                                                   |           TRUST (GGAMT)          |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NW Corp.-100%                    |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |           NATIONWIDE ASSET       |
                                                                                   |       MANAGEMENT HOLDINGS, LTD   |
                                                                                   |              (NAMHL)             |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | GGAMT-100%                       |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GROUP LTD       |
                                                                                   |               (GGL)              |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NAMHL-83%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   -------------------------------------
                                                                                   |         GARTMORE GLOBAL           |
                                                                                   |      INVESTMENTS, INC. (GGI)      |
                                                                                   |                                   |
                                                                                   | Common Stock: 958,750 Shares      |
               ____________________________________________________________________| ------------                      |
               |                                    |                              | GGAMT-100                         |
               |                                    |                              | Preferred Stock: 500,000 Shares   |
               |                                    |                              | ---------------                   |
               |                                    |                              | GGAMT-100%                        |
               |                                    |                              -------------------------------------
--------------------------------     ---------------------------------
|    GARTMORE MUTUAL FUND      |     |    GARTMORE S.A. CAPITAL      |
|        CAPITAL TRUST         |  ___|         TRUST (GSA)           |
|                              |  |  |                               |__________________________________________________
|                              |  |  |                               |
|    DELAWARE BUSINESS TRUST   |  |  |   DELAWARE BUSINESS TRUST     |
--------------------------------  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |       GARTMORE SEPARATE       |
                                  |  |         ACCOUNTS, LLC         |
                                  |__|                               |
                                  |  |                               |
                                  |  | GSA-60%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |        GARTMORE EMERGING      |
                                  |__|          MANAGERS, LLC        |
                                     |              (GEM)            |
                                   __|                               |
                                  |  | GSA-100%                      |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |           NORTHPOINTE         |
                                  |  |           CAPITAL LLC         |
                                  |--|                               |
                                  |  |                               |
                                  |  | GEM-65%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |          CODA CAPITAL         |
                                  |  |         MANAGEMENT LLC        |
                                  |--|                               |
                                     |                               |
                                     | GEM-79%                       |
                                     ---------------------------------

                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------

                                   ------------------------------  -------------------------   ------------------------------------
                                   |   GARTMORE GLOBAL ASSET    |   |      GGI MGT LLC     |   |           NEWHOUSE S             |
                                   |      MANAGEMENT, INC.      |   |       (GGIMGT)       |   |       SITUATIONS FUND I, LLC     |
___________________________________|          (GGAMI)           |---|                      |---|                                  |
                                   |                            |   |                      |   | GGIMGT-10%                       |
                                   |                            |   |                      |   | Class A Preferred: 10,000 Shares |
                                   | GSA-100%                   |   | GGAMI-100%           |   | GGAMI-75%                        |
                                   ------------------------------   ------------------------   ------------------------------------
                                               |
      -------------------------------------    |    -------------------------------------     ------------------------------------
      |             GARTMORE              |    |    |           GARTMORE MORLEY         |     |      GARTMORE MORLEY CAPITAL     |
      |      INVESTORS SERVICES, INC.     |    |    |       FINANCIAL SERVICES, INC.    |     |          MANAGEMENT, INC         |
      |                                   |____|____|              (MORLEY)             |_____|                                  |
      | Common Stock: 5 Shares            |    |    |                                   |  |  | Common Stock:  500 Shares        |
      | ------------                      |    |    | Common Stock: 82,343 Shares       |  |  | ------------                     |
      |                                   |    |    | ------------                      |  |  |                                  |
      | GGAMI-100%                        |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |      NATIONWIDE GLOBAL FUNDS      |    |    |        GARTMORE GLOBAL            |  |  |              GARTMORE            |
      |                                   |    |    |         VENTURES, INC.            |  |  |           TRUST COMPANY          |
      |                                   |____|____|             (GGV)                 |  |__|                                  |
      |                                   |    |    |                                   |  |  | Common Stock: 2,000 Shares       |
      |       LUXEMBOURG SICAV            |____|    |                                   |  |  | ------------                     |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |       GARTMORE DISTRIBUTION       |    |    |       CORVIANT CORPORATION        |  |  |           GARTMORE MORLEY &      |
      |          SERVICES, INC.           |    |    |              (CC)                 |  |  |            ASSOCIATES, INC.      |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |____|____| Common Stock       450,000 shares |  |__| Common Stock: 3,500 Shares       |
      | Common Stock: 10,000 Shares       |         | ------------                      |     | ------------                     |
      | ------------                      |         | Series A Preferred 250,000 shares |     |                                  |
      |                                   |         | ------------------                |     | Morley-100%                      |
      | GGAMI-100%                        |         |                                   |     |                                  |
      |                                   |         |  GGAMI-100%                       |     |                                  |
      -------------------------------------         --------------------------------------    ------------------------------------

                                                                                      Subsidiary Companies      - Solid Line
                                                                                      Contractual Association   - Double Line
                                                                                      Limited Liability Company - Dotted Line

                                                                                      March 31, 2004

Item 29.      INDEMNIFICATION
              Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.      PRINCIPAL UNDERWRITER

(a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

    Multi-Flex Variable Account            Nationwide VL Separate Account-C
    Nationwide Variable Account            Nationwide VL Separate Account-D
    Nationwide Variable Account-II         Nationwide VLI Separate Account-2
    Nationwide Variable Account-4          Nationwide VLI Separate Account-3
    Nationwide Variable Account-5          Nationwide VLI Separate Account-4
    Nationwide Variable Account-6          Nationwide VLI Separate Account-6
    Nationwide Variable Account-7          Nationwide VLI Separate Account-7
    Nationwide Variable Account-8
    Nationwide Variable Account-9
    Nationwide Variable Account-10
    Nationwide Variable Account-11
    Nationwide Variable Account-13
    Nationwide Variable Account-14
    Nationwide VA Separate Account-A
    Nationwide VA Separate Account-B
    Nationwide VA Separate Account-C

(b) Directors and Officers of NISC:


     Mark R. Thresher, Director and Chairman of the Board
     Richard A. Karas, Director and Vice Chairman
     Rhodes B. Baker, President
     William G. Goslee, Senior Vice President
     M. Eileen Kennedy, Director, Senior Vice President and Treasurer Thomas E. Barnes, Vice President and Secretary
     Kevin S. Crossett, Vice President
     Trey Rouse, Vice President

     Peter R. Salvator, Vice President
     Barbara J. Shane, Vice President-Compliance Officer
     Karen R. Tackett, Vice President
     Alan A. Todryk, Vice President-Taxation
     Carol L. Dove, Vice President and Assistant Treasurer
     Glenn W. Soden, Associate Vice President and Assistant Secretary Dina A. Tantra, Assistant Secretary
     Mark D. Maxwell, Assistant Secretary
     E. Gary Berndt, Assistant Treasurer


The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)

         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                                        DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                                        COMMISSIONS              ANNUITIZATION
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
                                        N/A                      N/A                     N/A                N/A
         Nationwide Investment
         Services Corporation
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------


Item 31.      LOCATION OF ACCOUNTS AND RECORDS


              M. Eileen Kennedy
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH 43215

Item 32.      MANAGEMENT SERVICES
              Not Applicable

Item 33.      FEE REPRESENTATION

              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-4, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 30th day of September, 2004.


          NATIONWIDE VLI SEPARATE ACCOUNT-4
          ----------------------------------------------------------------------
          ----------------------------------------------------------------------
          (Registrant)

          NATIONWIDE LIFE INSURANCE COMPANY
          ----------------------------------------------------------------------
          ----------------------------------------------------------------------
          (Depositor)

          By: /s/ MICHAEL R. MOSER, ESQ.
          ----------------------------------------------------------------------
          ----------------------------------------------------------------------
          Michael R. Moser, Esq.



As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on this 30th day of September, 2004.


W. G. JURGENSEN
-------------------------------------------------------------------------
W. G. Jurgensen, Director and Chief Executive Officer

JOSEPH A. ALUTTO
-------------------------------------------------------------------------
Joseph A. Alutto, Director

JAMES G. BROCKSMITH, JR.
-------------------------------------------------------------------------
James G. Brocksmith, Jr., Director


KEITH W. ECKEL
-------------------------------------------------------------------------
Keith W. Eckel, Director


LYDIA M. MARSHALL
-------------------------------------------------------------------------
Lydia M. Marshall, Director

DONALD L. MCWHORTER
-------------------------------------------------------------------------
Donald L. McWhorter, Director

DAVID O. MILLER
-------------------------------------------------------------------------
David O. Miller, Director

JAMES F. PATTERSON
-------------------------------------------------------------------------
James F. Patterson, Director

MARTHA J. MILLER DE LOMBERA
-------------------------------------------------------------------------
Martha J. Miller de Lombera, Director

GERALD D. PROTHRO
-------------------------------------------------------------------------
Gerald D. Prothro, Director

ARDEN L. SHISLER
-------------------------------------------------------------------------
Arden L. Shisler, Director

ALEX SHUMATE
-------------------------------------------------------------------------
Alex Shumate, Director

                                            By /s/ MICHAEL R. MOSER
                             ---------------------------------------------------
                                               Michael R. Moser
                                               Attorney-in-Fact